       As filed with the Securities and Exchange Commission on February 28, 2003
                                                 Securities Act File No. 33-4806
                                        Investment Company Act File No. 811-4636

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         /X/

                           PRE-EFFECTIVE AMENDMENT NO.                       / /

                         POST-EFFECTIVE AMENDMENT NO. 60                     /X/
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /X/

                                Amendment No. 61                             /X/

                                 The Galaxy Fund
               (Exact Name of Registrant as Specified in Charter)
                              One Financial Center
                           Boston, Massachusetts 02111
                    (Address of Principal Executive Offices)
                         Registrant's Telephone Number:
                                 (866) 840-5469

                                W. Bruce McConnel
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)

                                    Copy to:
                       Gregory Sackos, Assistant Secretary
                                    PFPC Inc.
                               4400 Computer Drive
                      Westborough, Massachusetts 01581-5108

It is proposed that this filing will become effective (check appropriate box):

     /X/ Immediately upon filing pursuant to paragraph (b)
     / / On [date] pursuant to paragraph (b)
     / / 60 days after filing pursuant to paragraph (a)(1)
     / / On [date] pursuant to paragraph (a)(1)
     / / 75 days after filing pursuant to paragraph (a)(2)
     / / On [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

          Title of Securities Being Registered: Shares of Beneficial Interest.

                                THE GALAXY FUND

                     GALAXY INSTITUTIONAL MONEY MARKET FUND
                  GALAXY INSTITUTIONAL PRIME MONEY MARKET FUND
               GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

                       SUPPLEMENT DATED FEBRUARY 28, 2003
  TO THE PROSPECTUSES FOR CLASS I SHARES, CLASS II SHARES AND CLASS III SHARES
                            DATED FEBRUARY 28, 2003

    As of the date of this Prospectus, Galaxy had not yet begun to offer for sale shares of the Institutional Prime Money Market Fund.

MMGALIN-SUP (2/28/03)

                                THE GALAXY FUND

                     GALAXY INSTITUTIONAL MONEY MARKET FUND
                  GALAXY INSTITUTIONAL PRIME MONEY MARKET FUND
               GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

                                 CLASS I SHARES

                       SUPPLEMENT DATED FEBRUARY 28, 2003
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2003

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS

    The Adviser is waiving an additional portion of its management fees beyond the waiver described in the Prospectus with respect to the Institutional Money Market Fund and Institutional Government Money Market Fund. The following information describes the effect of the fee waiver on the Funds' expenses.

1. GALAXY INSTITUTIONAL MONEY MARKET FUND

    On page 4, the Annual Fund operating expenses table is replaced in its entirety as follows:

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                 DISTRIBUTION                      TOTAL FUND
                                MANAGEMENT FEES  (12B-1) FEES  OTHER EXPENSES  OPERATING EXPENSES
                                ---------------  ------------  --------------  ------------------
Class I Shares................          0.20%(1)       None            0.10%           0.30%(1)

-------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.05%. Total Fund operating expenses after this fee waiver are expected to be 0.15%. This fee waiver may be revised or discontinued at any time.

2. GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

    On page 9, the Annual Fund operating expenses table is replaced in its entirety as follows:

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                 DISTRIBUTION                      TOTAL FUND
                                MANAGEMENT FEES  (12B-1) FEES  OTHER EXPENSES  OPERATING EXPENSES
                                ---------------  ------------  --------------  ------------------
Class I Shares................          0.20%(1)       None            0.10%           0.30%(1)

-------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.05%. Total Fund operating expenses after this fee waiver are expected to be 0.15%. This fee waiver may be revised or discontinued at any time.

MMGALIN1-SUP (2/28/03)

[GRAPHIC]


GALAXY CLASS I SHARES


THE GALAXY FUND

PROSPECTUS


February 28, 2003


GALAXY INSTITUTIONAL MONEY MARKET FUND


GALAXY INSTITUTIONAL PRIME MONEY MARKET FUND


GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

CLASS I SHARES


ALTHOUGH THESE SECURITIES HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION, THE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[GALAXY FUNDS LOGO]

     CONTENTS


 1   RISK/RETURN SUMMARY

 1   Introduction

 2   Galaxy Institutional Money Market Fund

 5   Galaxy Institutional Prime Money Market Fund

 7   Galaxy Institutional Government Money Market Fund

10   Galaxy Institutional Treasury Money Market Fund

13   Additional information about risk

14   FUND MANAGEMENT

15   HOW TO INVEST IN THE FUNDS

15   Buying, selling and exchanging shares

15     HOW TO BUY SHARES

16     HOW TO SELL SHARES

16     HOW TO EXCHANGE SHARES

16     OTHER TRANSACTION POLICIES

17   DIVIDENDS, DISTRIBUTIONS AND TAXES

18   FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY


INTRODUCTION


This prospectus describes the Galaxy Institutional Money Market Fund, Galaxy Institutional Prime Money Market Fund, Galaxy Institutional Government Money Market Fund and Galaxy Institutional Treasury Money Market Fund. The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' investment adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity, and diversification. The Funds don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the dollar-weighted average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.


On the following pages, you'll find important information about each Fund, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective

- the main risks associated with an investment in the Fund

- the past performance of the Fund measured on both a year-by-year and long-term basis

- the fees and expenses that you will pay as an investor in the Fund.

THE FUNDS' INVESTMENT ADVISER
Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for these Funds.

AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT'S POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

GALAXY CLASS I SHARES

GALAXY INSTITUTIONAL MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in high quality short-term debt obligations of U.S. and foreign issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and instrumentalities or by foreign governments and their political subdivisions and instrumentalities, taxable municipal securities, obligations issued by U.S. and foreign banks, such as certificates of deposit, and repurchase agreements backed by such securities. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. and foreign banks, and in U.S. Government obligations.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free.

Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.


- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- REPURCHASE AGREEMENTS - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.


- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on November 5, 1997 as the Boston 1784 Institutional Prime Money Market Fund, a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Class I Shares (formerly designated shares) of the Fund. The returns shown below for periods prior to June 26, 2000 are for shares of the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Class I Shares of the Fund has varied from year to year.


[CHART]

1998       5.40%
1999       4.99%
2000       6.25%
2001       3.90%
2002       1.61%


BEST QUARTER
1.61% for the quarter ending September 30, 2000

WORST QUARTER
0.37% for the quarter ending December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for Class I Shares of the Fund for the periods ended December 31, 2002.



                                                                  SINCE
                                       1 YEAR      5 YEARS    INCEPTION
----------------------------------------------------------------------------------
Class I Shares                          1.61%        4.41%         4.45% (11/5/97)
----------------------------------------------------------------------------------



To obtain the Fund's current 7-day yield, please call 1-866-840-5469.


FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)


                                                                                             TOTAL FUND
                                       MANAGEMENT          DISTRIBUTION           OTHER       OPERATING
                                             FEES          (12b-1) FEES        EXPENSES        EXPENSES
-------------------------------------------------------------------------------------------------------
Class I Shares                               0.20%(1)              None            0.10%           0.30%(1)
-------------------------------------------------------------------------------------------------------


(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.10%. Total Fund operating expenses after this fee waiver are expected to be 0.20%. This fee waiver may be revised or discontinued at any time.

EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                                       1 YEAR      3 YEARS    5 YEARS      10 YEARS
-----------------------------------------------------------------------------------
Class I Shares                           $ 31         $ 97      $ 169         $ 381
-----------------------------------------------------------------------------------

GALAXY INSTITUTIONAL PRIME MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES
The Fund invests primarily in high quality short-term debt obligations of U.S. and foreign issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and instrumentalities or by foreign governments and their political subdivisions and instrumentalities, taxable municipal securities, obligations issued by U.S. and foreign banks, such as certificates of deposit, and repurchase agreements backed by such securities. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. and foreign banks, and in U.S. Government obligations.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND
While money market funds are considered to be among the safest of all investments, they are not risk free.

Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- REPURCHASE AGREEMENTS - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
No performance information is presented because the Fund had not commenced operations prior to the date of this prospectus.

FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)



                                                                                         TOTAL FUND
                                             MANAGEMENT      DISTRIBUTION     OTHER       OPERATING
                                                   FEES      (12b-1) FEES  EXPENSES        EXPENSES
---------------------------------------------------------------------------------------------------
Class I Shares                                     0.20%(1)          None      0.12%(2)        0.32%(1)
---------------------------------------------------------------------------------------------------



(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.10%. Total Fund operating expenses after this waiver are expected to be 0.22%. This fee waiver may be revised or discontinued at any time.
(2) Other expenses are based on estimated amounts for the current fiscal year.



EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:



                                             1 YEAR        3 YEARS
------------------------------------------------------------------
Class I Shares                                 $ 33          $ 103
------------------------------------------------------------------

GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks current income with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities, and repurchase agreements backed by these obligations. The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.


THE MAIN RISKS OF INVESTING IN THE FUND
While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although U.S. Government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.


- REPURCHASE AGREEMENTS - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.


- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Class I Shares of the Fund has varied from year to year.


[CHART]

1994              3.92%
1995              5.58%
1996              5.06%
1997              5.11%
1998              5.30%
1999              5.00%
2000              6.27%
2001              3.99%
2002              1.53%


BEST QUARTER
1.61% for the quarter ending December 31, 2000

WORST QUARTER
0.32% for the quarter ending December 31, 2002


AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for Class I Shares of the Fund for the periods ended December 31, 2002.



                                                                       SINCE
                                             1 YEAR      5 YEARS   INCEPTION
---------------------------------------------------------------------------------------
Class I Shares                                 1.53%        4.41%        4.51% (4/15/93)
---------------------------------------------------------------------------------------



To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)


                                                                                               TOTAL FUND
                                             MANAGEMENT      DISTRIBUTION           OTHER       OPERATING
                                                   FEES      (12b-1) FEES        EXPENSES        EXPENSES
---------------------------------------------------------------------------------------------------------
Class I Shares                                     0.20%(1)          None            0.10%           0.30%(1)



(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.10%. Total Fund operating expenses after this fee waiver are expected to be 0.20%. This fee waiver may be revised or discontinued at any time.


EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                                                        1 YEAR      3 YEARS    5 YEARS      10 YEARS
----------------------------------------------------------------------------------------------------
Class I Shares                                            $ 31         $ 97      $ 169         $ 381
----------------------------------------------------------------------------------------------------

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks to preserve the principal value of a shareholder's investment and maintain a high degree of liquidity while providing current income.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in money market instruments issued by the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by U.S. Treasury securities. The Fund also invests in U.S. Government agency obligations and repurchase agreements secured by such securities.


THE MAIN RISKS OF INVESTING IN THE FUND
While money market funds are considered to be among the safest of all investments, they are not risk free.

Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although U.S. Government securities, particularly U.S. Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.


- REPURCHASE AGREEMENTS - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.


- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on June 14, 1993 as the Boston 1784 Institutional U.S. Treasury Money Market Fund, a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Class I Shares (formerly designated shares) of the Fund. The returns shown below for periods prior to June 26, 2000 are for shares of the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Class I Shares of the Fund has varied from year to year.


[CHART]

1994       4.04%
1995       5.69%
1996       5.14%
1997       5.30%
1998       5.20%
1999       4.81%
2000       6.12%
2001       3.87%
2002       1.53%


BEST QUARTER
1.59% for the quarter ending December 31, 2000

WORST QUARTER:
0.32% for the quarter ending December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for Class I Shares of the Fund for the periods ended December 31, 2002.



                                                                                SINCE
                                                       1 YEAR      5 YEARS  INCEPTION
------------------------------------------------------------------------------------------------
Class I Shares                                           1.53%        4.30%      4.53% (6/14/93)
------------------------------------------------------------------------------------------------



To obtain the Fund's current 7-day yield, please call 1-866-840-5469.


FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)


                                                                                                    TOTAL FUND
                                                  MANAGEMENT      DISTRIBUTION           OTHER       OPERATING
                                                        FEES      (12b-1) FEES        EXPENSES        EXPENSES
--------------------------------------------------------------------------------------------------------------
Class I Shares                                          0.20%             None            0.08%           0.28%


EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                                                            1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------------
Class I Shares                                                $ 29         $ 90      $ 157         $ 356
--------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS
Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income). This strategy could prevent a Fund from achieving its investment objective.

OTHER TYPES OF INVESTMENTS
This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI), which is referred to on the back cover of this prospectus.

FUND MANAGEMENT

ADVISER

The Adviser, a wholly-owned subsidiary of Columbia Management Group, Inc. and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 2002, the Adviser and its affiliates managed over $143 billion in assets.


The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains related records.


The Adviser also serves as the Funds' administrator. Liberty Funds Distributor, Inc., an affiliate of the Adviser, serves as the Funds' distributor and Colonial Management Associates, Inc., also an affiliate of the Adviser, provides the Funds with certain pricing and bookkeeping services.


ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES
The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if they believe that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.


MANAGEMENT FEES


The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.


                                                   MANAGEMENT FEE
FUND                                 AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------
Institutional Money Market                                   0.16%
Institutional Government Money Market                        0.20%
Institutional Treasury Money Market                          0.20%



The Adviser is entitled to receive management fees from the Institutional Prime Money Market Fund at the annual rate of 0.20% of the Fund's average daily net assets.


SUB-ACCOUNT SERVICES

Affiliates of the Adviser and certain other parties may receive fees from Galaxy's transfer agent for providing certain sub-accounting and administrative services to participant sub-accounts with respect to Class I Shares of the Institutional Treasury Money Market Fund held by defined contribution plans. The transfer agency fees payable by Class I Shares of the Fund have been increased by an amount equal to these fees, so that the holders of Class I Shares of the Fund indirectly bear these fees.

HOW TO INVEST IN THE FUNDS

BUYING, SELLING AND EXCHANGING SHARES

The price per share when you buy, sell or exchange your shares is based on a Fund's net asset value (NAV). The NAV per share is the value of a Fund's assets attributable to Class I Shares, minus the value of the Fund's liabilities attributable to Class I Shares, divided by the number of Class I Shares held by investors.


Class I Shares of the Funds are available for purchase by the following types of investors:

- institutional investors that are purchasing shares of the Funds on their own behalf

- financial institutions, such as banks, savings and loan associations and broker-dealers, including financial institutions affiliated with the Adviser, that are purchasing shares of the Funds on behalf of their customers.


You can buy and sell Class I Shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York, and the principal bond markets (as recommended by the Bond Market Association) are open. These entities are generally open every Monday through Friday, except national holidays. During certain emergency closings of the New York Stock Exchange, however, a Fund may open for business if it can maintain its operations. In this event, a Fund will determine its NAV per share at the times described below. To determine if a Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange, please call Galaxy at 1-866-840-5469.

If your order to buy shares of a Fund is received and accepted by Galaxy's transfer agent by 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend) if Galaxy's custodian receives the purchase price in immediately available funds by 5:00 p.m. (Eastern time) that day. If your order to buy shares of a Fund is received and accepted by Galaxy's transfer agent after 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day) if Galaxy's custodian receives the purchase price in immediately available funds by 5:00 p.m. (Eastern time) on the next business day. The price at which you sell shares of a Fund is the NAV per share next determined after receipt of your order.

NAV per share is determined at 4:00 p.m. (Eastern time) on each business day.

The Funds' assets are valued at amortized cost, which is approximately equal to market value.


HOW TO BUY SHARES
The minimum initial aggregate investment by an institutional investor purchasing shares of a Fund on its own behalf or a financial institution purchasing shares of a Fund on behalf of its customers is $2,000,000. There is no minimum investment requirement for additional purchases.


If you are an institutional investor purchasing on your own behalf, you can buy Class I Shares by submitting your purchase order to Galaxy's transfer agent and wiring payment to Galaxy's custodian. If you are a customer of a financial institution, you can buy Class I Shares by following the procedures established by your financial institution. Your financial institution is responsible for sending your order to Galaxy's transfer agent and wiring payment to Galaxy's custodian. The financial institution holds the shares in your name and receives all confirmations of purchases and sales.

You are encouraged to place purchase orders as early in the day as possible and to provide

Galaxy with advance notice of large purchases. All purchases must be paid for by federal funds wire, provided, however, that former shareholders of the Boston 1784 Funds may continue to send payments through the Automated Clearing House System (ACH).

HOW TO SELL SHARES
If you are an institutional investor selling for your own account, you can sell Class I Shares by submitting your order directly to Galaxy's transfer agent. If you are a customer of a financial institution, you can sell Class I Shares by following the procedures established by your financial institution. Your financial institution is responsible for sending your order to Galaxy's transfer agent and for crediting your account with the proceeds. Galaxy doesn't charge for wiring the proceeds, but your financial institution may do so. Contact your financial institution for more information.


HOW TO EXCHANGE SHARES

If you are a customer of a financial institution, you may exchange Class I Shares of a Fund having a value of at least $100 for Retail A Shares of any other Galaxy Fund or for shares of any other Fund that's managed by the Adviser or any of its affiliates in which you have an existing account.


To exchange shares:


- call Galaxy's transfer agent at 1-866-840-5469


- send your request in writing to:
  The Galaxy Fund
  P.O. Box 6520
  Providence, RI 02940-6520

- ask your financial institution.

Galaxy doesn't charge any fee for making exchanges, but your financial institution might do so. You are generally limited to three exchanges per year. Galaxy may refuse any exchange request and may change or cancel the exchange privilege by giving 60 days' advance written notice to shareholders.

OTHER TRANSACTION POLICIES
Galaxy may reject any order to buy or exchange shares by a particular purchaser (or group of related purchasers) that has a pattern of short-term or frequent trading or whose trading activity has been or may be disruptive to the management of a Fund.

Galaxy doesn't issue a certificate when you buy shares, but it does keep a record of shares issued to investors.

Sales proceeds are normally wired to institutional investors and financial institutions on the next business day, but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

Galaxy may ask for any information it might reasonably need to make sure that you've authorized a sale of shares.

Galaxy usually requires that an institutional investor or financial institution maintain an average account balance of $2,000,000. If the balance in the account falls below $2,000,000, Galaxy may require the institutional investor or financial institution to sell all shares in the account. Galaxy reserves the right to vary or waive the minimum investment requirement.

DIVIDENDS, DISTRIBUTIONS AND TAXES


Each Fund declares dividends from net investment income daily and pays them monthly. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. Dividends and distributions are paid in cash unless you indicate on the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.


FEDERAL TAXES
Distributions by the Funds will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Taxable dividends paid to you in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions, redemptions and exchanges. State income taxes may not apply, however, to the portions of a Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state, or localities within a state.


MISCELLANEOUS
The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

FINANCIAL HIGHLIGHTS



The financial highlights tables on the following pages with respect to the Institutional Money Market Fund, Institutional Government Money Market Fund and Institutional Treasury Money Market Fund will help you understand the financial performance for each Fund's Class I Shares (formerly designated shares) for the past five years. Certain information reflects the financial performance of a single Class I Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class I Shares of each Fund, assuming all dividends and distributions were reinvested. Each of the Institutional Money Market Fund and Institutional Treasury Money Market Fund began operations as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, each Predecessor Fund was reorganized as a new portfolio of Galaxy. The information for the fiscal years or periods ended October 31, 2002, 2001 and 2000 and, with respect to the Institutional Government Money Market Fund, for the fiscal year ended October 31, 1999, has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report dated October 31, 2002, and are incorporated by reference into the SAI. The information for the Institutional Government Money Market Fund for the fiscal year ended October 31, 1998 was audited by Galaxy's former auditors. The information for the Predecessor Funds for the fiscal years or periods ended May 31, 2000, 1999 and 1998 was audited by the Predecessor Funds' former auditors. The Annual Report and SAI are available free of charge upon request. No financial highlights are presented for the Institutional Prime Money Market Fund because it had not commenced operations prior to the date of this prospectus.

GALAXY INSTITUTIONAL MONEY MARKET FUND
(For a share outstanding throughout each period)


                                                                     PERIOD JUNE 1,                                    PERIOD
                                                                        2000 TO                                        ENDED
                                          YEARS ENDED OCTOBER 31,      OCTOBER 31,          YEARS ENDED MAY 31,        MAY 31,
                                         -------------------------   --------------      -------------------------   ----------
                                            2002          2001          2000(1)             2000           1999        1998(2)
                                         -----------   -----------   --------------      -----------   -----------   ----------
                                                                     CLASS I SHARES
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $      1.00   $      1.00   $         1.00      $      1.00   $      1.00   $     1.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(3)                     0.02          0.05             0.03             0.05          0.05         0.03

LESS DISTRIBUTIONS:
   Distributions from net investment
    income                                     (0.02)        (0.05)           (0.03)           (0.05)        (0.05)       (0.03)

   Net increase (decrease) in net asset
    value                                          -             -                -                -             -            -

Net asset value, end of period           $      1.00   $      1.00   $         1.00      $      1.00   $      1.00   $     1.00
                                         ===========   ===========   ==============      ===========   ===========   ===========
Total return                                    1.72%        4.64%             2.68%(4)         5.43%         5.10%        5.55%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s)      $ 1,239,803   $ 1,035,540   $      511,440      $   696,613   $   516,901   $  302,338

RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
    reimbursement/waiver                        1.72%         4.27%            6.33%(5)         5.35%         4.93%        5.36%(5)

   Operating expenses including
    reimbursement/waiver                        0.26%         0.30%            0.29%(5)         0.30%         0.30%        0.27%(5)

   Operating expenses excluding
    reimbursement/waiver                        0.30%         0.31%            0.31%(5)         0.30%         0.35%        0.42%(5)


(1) The Fund commenced operations on November 5, 1997 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Class I Shares of the Fund.

(2) For the period from commencement of operations beginning on November 5, 1997.


(3) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class I Shares for the years ended October 31, 2002 and 2001 and the period ended October 31, 2000 was $0.02, $0.05 and $0.03, respectively.


(4) Not annualized.

(5) Annualized.

GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
(For a share outstanding throughout each period)


                                                                    YEARS ENDED OCTOBER 31,
                                                --------------------------------------------------------------
                                                   2002         2001         2000         1999         1998
                                                ----------   ----------   ----------   ----------   ----------
                                                                        CLASS I SHARES
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $     1.00   $     1.00   $     1.00   $     1.00   $     1.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                           0.02         0.05         0.06         0.05         0.05

LESS DISTRIBUTIONS:
   Distributions from net investment income          (0.02)       (0.05)       (0.06)       (0.05)       (0.05)

Net increase (decrease) in net asset value               -            -            -            -            -

Net asset value, end of period                  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                ==========   ==========   ==========   ==========   ==========
Total return                                          1.71%        4.71%        6.09%        4.92%        5.32%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s)             $  369,381   $  324,272   $  252,482   $  222,443   $  200,319

RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
    reimbursement/waiver                              1.68%        4.55%        5.94%        4.82%        5.17%

   Operating expenses including
   reimbursement/waiver                               0.30%        0.27%        0.20%        0.20%        0.20%

   Operating expenses excluding
   reimbursement/waiver                               0.30%        0.34%        0.35%        0.38%        0.36%



(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class I Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.02, $0.05, $0.06, $0.05 and $0.05, respectively.

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND
(For a share outstanding throughout each period)


                                                                     PERIOD JUNE 1,
                                                                        2000 TO
                                          YEARS ENDED OCTOBER 31,      OCTOBER 31,                   YEARS ENDED MAY 31,
                                         -------------------------   --------------      --------------------------------------
                                            2002          2001          2000(1)             2000          1999          1998
                                         -----------   -----------   --------------      -----------   -----------   ----------
                                                                     CLASS I SHARES
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $      1.00   $      1.00   $         1.00      $      1.00   $      1.00   $      1.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                     0.02          0.05             0.03             0.05          0.05          0.05

LESS DISTRIBUTIONS:
   Distributions from net investment
    income                                     (0.02)        (0.05)           (0.03)           (0.05)        (0.05)        (0.05)

Net increase (decrease) in net
 asset value                                       -             -                -                -             -             -

Net asset value, end of period           $      1.00   $      1.00   $         1.00      $      1.00   $      1.00   $      1.00
                                         ===========   ===========   ==============      ===========   ===========   ===========
Total return                                    1.69%         4.60%            2.64%(3)         5.26%         4.90%         5.36%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s)      $ 4,963,246   $ 5,378,265   $    4,829,762      $ 5,022,306   $ 4,346,037   $ 4,285,801

RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
    reimbursement/waiver                        1.68%         4.44%            6.24%(4)         5.15%         4.79%         5.24%

   Operating expenses including
    reimbursement/waiver                        0.28%         0.28%            0.27%(4)         0.30%         0.31%         0.33%

   Operating expenses excluding
    reimbursement/waiver                        0.28%         0.29%            0.29%(4)         0.30%         0.31%         0.33%


(1) The Fund commenced operations on June 14, 1993 as a separate portfolio
    (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Class I Shares of the Fund.


(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class I Shares for the years ended October 31, 2002 and 2001 and the period ended October 31, 2000 was $0.02, $0.05 and $0.03, respectively.


(3) Not annualized.

(4) Annualized.

                       This page intentionally left blank

WHERE TO FIND MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.


You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-866-840-5469 or by writing to:


The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-0102
1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.


PROGALINMM1 46541 (2/28/03) PKG50

                                THE GALAXY FUND

                     GALAXY INSTITUTIONAL MONEY MARKET FUND
                  GALAXY INSTITUTIONAL PRIME MONEY MARKET FUND
               GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

                                CLASS II SHARES

                       SUPPLEMENT DATED FEBRUARY 28, 2003
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2003

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS

    The Adviser is waiving an additional portion of its management fees beyond the waiver described in the Prospectus with respect to the Institutional Money Market Fund and Institutional Government Money Market Fund. The following information describes the effect of the fee waiver on the Funds' expenses.

1. GALAXY INSTITUTIONAL MONEY MARKET FUND

    On page 4, the Annual Fund operating expenses table is replaced in its entirety as follows:

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                 DISTRIBUTION                      TOTAL FUND
                                MANAGEMENT FEES  (12B-1) FEES  OTHER EXPENSES  OPERATING EXPENSES
                                ---------------  ------------  --------------  ------------------
Class II Shares...............         0.20%(1)       None           0.24%(1)          0.44%(1)

-------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.05%. The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class II Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the shareholder service fees so that Other expenses are expected to be 0.19%. Total Fund operating expenses after these fee waivers are expected to be 0.24%. These fee waivers may be revised or discontinued at any time.

MMGALIN2-SUP (2/28/03)

2. GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

    On page 9, the Annual Fund operating expenses table is replaced in its entirety as follows:

   ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                 DISTRIBUTION                      TOTAL FUND
                                MANAGEMENT FEES  (12B-1) FEES  OTHER EXPENSES  OPERATING EXPENSES
                                ---------------  ------------  --------------  ------------------
Class II Shares...............         0.20%(1)       None           0.26%(1)          0.46%(1)

-------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.05%. The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class II Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the shareholder service fees so that Other expenses are expected to be 0.21%. Total Fund operating expenses after these fee waivers are expected to be 0.26%. These fee waivers may be revised or discontinued at any time.

[GRAPHIC]


GALAXY CLASS II SHARES


THE GALAXY FUND

PROSPECTUS


FEBRUARY 28, 2003

GALAXY INSTITUTIONAL MONEY MARKET FUND

GALAXY INSTITUTIONAL PRIME MONEY MARKET FUND

GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND


GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

CLASS II SHARES


ALTHOUGH THESE SECURITIES HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION, THE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[GALAXY FUNDS LOGO]

       CONTENTS



  1    RISK/RETURN SUMMARY

  1    Introduction

  2    Galaxy Institutional Money Market Fund

  5    Galaxy Institutional Prime Money Market Fund

  7    Galaxy Institutional Government Money Market Fund

 10    Galaxy Institutional Treasury Money Market Fund

 13    Additional information about risk

 14    FUND MANAGEMENT

 15    HOW TO INVEST IN THE FUNDS

 15    Buying and selling shares

 15      HOW TO BUY SHARES

 16      HOW TO SELL SHARES

 16      OTHER TRANSACTION POLICIES

 16      SHAREHOLDER SERVICE FEES

 17    DIVIDENDS, DISTRIBUTIONS AND TAXES

 18    FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY


INTRODUCTION


This prospectus describes the Galaxy Institutional Money Market
Fund, Galaxy Institutional Prime Money Market Fund, Galaxy Institutional Government Money Market Fund and Galaxy Institutional Treasury Money Market Fund. The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' investment adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity and diversification. The Funds don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the dollar-weighted average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.

On the following pages, you'll find important information about each Fund, including:


- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective

-  the main risks associated with an investment in the Fund

- the past performance of the Fund measured on both a year-by-year and long-term basis

-  the fees and expenses that you will pay as an investor in the Fund.

THE FUNDS' INVESTMENT ADVISER
Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for these Funds.

AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT'S POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

GALAXY CLASS II SHARES

GALAXY INSTITUTIONAL MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in high quality short-term debt obligations of U.S. and foreign issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and instrumentalities or by foreign governments and their political subdivisions and instrumentalities, taxable municipal securities, obligations issued by U.S. and foreign banks, such as certificates of deposit, and repurchase agreements backed by such securities. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. and foreign banks, and in U.S. Government obligations.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free.

Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.
- REPURCHASE AGREEMENTS - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


The Fund began operations on November 5, 1997 as the Boston 1784 Institutional Prime Money Market Fund, a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Class I Shares (formerly designated shares) of the Fund. Class II Shares of the Fund were first offered on March 1, 2001.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows the performance of Class II Shares of the Fund during the last calendar year.


[CHART]

2002       1.48%


BEST QUARTER
0.38% for the quarter ending September 30, 2002

WORST QUARTER
0.33% for the quarter ending December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for Class II Shares of the Fund for the periods ended December 31, 2002.



                                                      SINCE
                                          1 YEAR  INCEPTION
------------------------------------------------------------------------
Class II Shares                            1.48%      2.38%  (3/1/01)
------------------------------------------------------------------------



To obtain the Fund's current 7-day yield, please call 1-866-840-5469.


FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)


                                                                              TOTAL FUND
                            MANAGEMENT      DISTRIBUTION           OTHER       OPERATING
                                  FEES      (12b-1) FEES        EXPENSES        EXPENSES
------------------------------------------------------------------------------------------
Class II Shares                 0.20%(1)            None          0.24%(2)        0.44%(1)
------------------------------------------------------------------------------------------



(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.10%. Total Fund operating expenses after this fee waiver are expected to be 0.34%. This fee waiver may be revised or discontinued at any time.
(2) The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class II Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year.


EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-  you invest $10,000 for the periods shown
-  you reinvest all dividends and distributions in the Fund
-  you sell all your shares at the end of the periods shown
-  your investment has a 5% return each year
-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                             1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------------------------------
Class II Shares              $   45      $   141    $   246      $    555
-------------------------------------------------------------------------

GALAXY INSTITUTIONAL PRIME MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES
The Fund invests primarily in high quality short-term debt obligations of U.S. and foreign issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and instrumentalities or by foreign governments and their political subdivisions and instrumentalities, taxable municipal securities, obligations issued by U.S. and foreign banks, such as certificates of deposit, and repurchase agreements backed by such securities. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. and foreign banks, and in U.S. Government obligations.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND
While money market funds are considered to be among the safest of all investments, they are not risk free.

Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.
- REPURCHASE AGREEMENTS - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
No performance information is presented because the Fund had not commenced operations prior to the date of this prospectus.

FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)



                                                                       TOTAL FUND
                     MANAGEMENT      DISTRIBUTION           OTHER       OPERATING
                           FEES      (12b-1) FEES        EXPENSES        EXPENSES
---------------------------------------------------------------------------------
Class II Shares        0.20%(1)              None    0.27%(1),(2)        0.47%(1)
---------------------------------------------------------------------------------



(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.10%. The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class II Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the shareholder service fees so that Other expenses are expected to be 0.25%. Total Fund operating expenses after these waivers are expected to be 0.35%. These fee waivers may be revised or discontinued at any time.
(2) Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-   you invest $10,000 for the periods shown
-   you reinvest all dividends and distributions in the Fund
-   you sell all your shares at the end of the periods shown
-   your investment has a 5% return each year
-   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:



                                                   1 YEAR       3 YEARS
-----------------------------------------------------------------------
Class II Shares                                    $   48       $   151
-----------------------------------------------------------------------

GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks current income with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES
The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities, and repurchase agreements backed by these obligations. The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.

THE MAIN RISKS OF INVESTING IN THE FUND
While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although U.S. Government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
- REPURCHASE AGREEMENTS - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

No performance information is presented for Class II Shares of the Fund because they were not offered prior to the date of this prospectus. The returns shown below are for Class I Shares of the Fund, which are offered in a separate prospectus. Class I Shares and Class II Shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS
The bar chart shows how the performance of Class I Shares of the Fund has varied from year to year.


[CHART]

1994       3.92%
1995       5.58%
1996       5.06%
1997       5.11%
1998       5.30%
1999       5.00%
2000       6.27%
2001       3.99%
2002       1.53%


BEST QUARTER
1.61% for the quarter ending December 31, 2000

WORST QUARTER
0.32% for the quarter ending December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS
The table shows the average annual total returns for Class I Shares of the Fund for the periods ended December 31, 2002.



                                                          SINCE
                                  1 YEAR     5 YEARS  INCEPTION
---------------------------------------------------------------------------
Class I Shares                     1.53%       4.41%      4.51% (4/15/93)
---------------------------------------------------------------------------



To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)



                                                                           TOTAL FUND
                         MANAGEMENT      DISTRIBUTION           OTHER       OPERATING
                               FEES      (12b-1) FEES        EXPENSES        EXPENSES
-------------------------------------------------------------------------------------
Class II Shares            0.20%(1)              None        0.26%(2)        0.46%(1)
-------------------------------------------------------------------------------------



(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.10%. Total Fund operating expenses after this fee waiver are expected to be 0.36%. This fee waiver may be revised or discontinued at any time.
(2) The Fund may pay shareholder services fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class II Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-   you invest $10,000 for the periods shown
-   you reinvest all dividends and distributions in the Fund
-   you sell all your shares at the end of the periods shown
-   your investment has a 5% return each year
-   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:



                             1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------------------------------
Class II Shares              $   47      $   148    $   258      $    579
-------------------------------------------------------------------------

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks to preserve the principal value of a shareholder's investment and maintain a high degree of liquidity while providing current income.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in money market instruments issued by the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by U.S. Treasury securities. The Fund also invests in U.S. Government agency obligations and repurchase agreements backed by such securities.


THE MAIN RISKS OF INVESTING IN THE FUND
While money market funds are considered to be among the safest of all investments, they are not risk free.

Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although U.S. Government securities, particularly U.S. Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- REPURCHASE AGREEMENTS - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


The Fund began operations on June 14, 1993 as the Boston 1784 Institutional U.S. Treasury Money Market Fund, a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Class I Shares (formerly designated shares) of the Fund. Class II Shares of the Fund were first offered on March 1, 2001.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows the performance of Class II Shares of the Fund during the last calendar year.


[CHART]

2002    1.41%


BEST QUARTER
0.39% for the quarter ending March 31, 2002

WORST QUARTER
0.29% for the quarter ending December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for Class II Shares of the Fund for the periods ended December 31, 2002.



                                             SINCE
                                 1 YEAR  INCEPTION
-----------------------------------------------------------
Class II Shares                   1.41%     2.30% (3/1/01)
-----------------------------------------------------------



To obtain the Fund's current 7-day yield, please call 1-866-840-5469.


FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)


                                                                           TOTAL FUND
                         MANAGEMENT      DISTRIBUTION           OTHER       OPERATING
                               FEES      (12b-1) FEES        EXPENSES        EXPENSES
-------------------------------------------------------------------------------------
Class II Shares               0.20%              None        0.19%(1)           0.39%
-------------------------------------------------------------------------------------



(1) The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class II Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year.


EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-   you invest $10,000 for the periods shown
-   you reinvest all dividends and distributions in the Fund
-   you sell all your shares at the end of the periods shown
-   your investment has a 5% return each year
-   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
------------------------------------------------------------------------------
Class II Shares                   $   40      $   125    $   219      $    493
------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS
Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income). This strategy could prevent a Fund from achieving its investment objective.

OTHER TYPES OF INVESTMENTS
This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI), which is referred to on the back cover of this prospectus.

FUND MANAGEMENT

ADVISER

The Adviser, a wholly-owned subsidiary of Columbia Management Group, Inc. and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 2002, the Adviser and its affiliates managed over $143 billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains related records.

The Adviser also serves as the Funds' administrator. Liberty Funds Distributor, Inc., an affiliate of the Adviser, serves as the Funds' distributor and Colonial Management Associates, Inc., also an affiliate of the Adviser, provides the Funds with certain pricing and bookkeeping services.


ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES
The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if they believe that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.


MANAGEMENT FEES

The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.


                                                           MANAGEMENT FEE
FUND                                         AS A % OF AVERAGE NET ASSETS
-------------------------------------------------------------------------
Institutional Money Market                                           0.16%
Institutional Government Money Market                                0.20%
Institutional Treasury Money Market                                  0.20%
-------------------------------------------------------------------------



The Adviser is entitled to receive management fees from the Institutional Prime Money Market Fund at the annual rate of 0.20% of the Fund's average daily net assets.

HOW TO INVEST IN THE FUNDS

BUYING AND SELLING SHARES

The price per share when you buy or sell your shares is based on a Fund's net asset value (NAV). The NAV per share is the value of a Fund's assets attributable to Class II Shares, minus the value of the Fund's liabilities attributable to Class II Shares, divided by the number of Class II Shares held by investors.

Class II Shares of the Funds are available for purchase by qualified financial institutions that are purchasing shares of the Funds on behalf of their customers. A qualified financial institution is a financial institution, such as a bank, savings and loan association or broker-dealer, including a financial institution affiliated with the Adviser, that has entered into a sales agreement and servicing agreement with respect to Class II Shares of the Funds.

You can buy and sell Class II Shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open. These entities are generally open every Monday through Friday, except national holidays. During certain emergency closings of the New York Stock Exchange, however, a Fund may open for business if it can maintain its operations. In this event, a Fund will determine its NAV per share at the times described below. To determine if a Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange, please call Galaxy at 1-866-840-5469.

If your order to buy shares of a Fund is received and accepted by Galaxy's transfer agent by 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend) if Galaxy's custodian receives the purchase price in immediately available funds by 5:00 p.m. (Eastern time) that day. If your order to buy shares of a Fund is received and accepted by Galaxy's transfer agent after 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day) if Galaxy's custodian receives the purchase price in immediately available funds by 5:00 p.m. (Eastern time) on the next business day. The price at which you sell shares of a Fund is the NAV per share next determined after receipt of your order.

NAV per share is determined at 4:00 p.m. (Eastern time) on each business day.

The Funds' assets are valued at amortized cost, which is approximately equal to market value.


HOW TO BUY SHARES
The minimum initial aggregate investment by a qualified financial institution purchasing shares on behalf of its customers is $2,000,000. There is no minimum investment requirement for additional purchases.


You can buy Class II Shares by following the procedures established by your qualified financial institution. Your qualified financial institution is responsible for sending your order to Galaxy's transfer agent and wiring payment to Galaxy's custodian. The qualified financial institution holds the shares in your name and receives all confirmations of purchases and sales.

You are encouraged to place purchase orders as early in the day as possible and to provide Galaxy with advance notice of large purchases. All purchases must be paid for by federal funds wire, provided, however, that former shareholders of the Boston 1784 Funds may continue to send payments through the Automated Clearing House System (ACH).

HOW TO SELL SHARES
You can sell Class II Shares by following the procedures established by your qualified financial institution. Your qualified financial institution is responsible for sending your order to Galaxy's transfer agent and crediting your account with the proceeds.


Galaxy doesn't charge for wiring the proceeds but your qualified financial institution may do so. Contact your qualified financial institution for more information.

OTHER TRANSACTION POLICIES
Galaxy may reject any order to buy shares by a particular purchaser (or group of related purchasers) that has a pattern of short-term or frequent trading or whose trading activity has been or may be disruptive to the management of a Fund.

Galaxy doesn't issue a certificate when you buy shares, but it does keep a record of shares issued to investors.

Sales proceeds are normally wired to your qualified financial institution on the next business day, but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

Galaxy may ask for any information it might reasonably need to make sure that you've authorized a sale of shares.

Galaxy usually requires that a qualified financial institution maintain an average account balance of $2,000,000. If the balance in the account falls below $2,000,000, Galaxy may require the qualified financial institution to sell all shares in the account. Galaxy reserves the right to vary or waive the minimum investment requirement.

SHAREHOLDER SERVICE FEES

Class II Shares of the Funds can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's Class II Share assets (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) to qualified financial institutions who provide certain services to their customers who own Class II Shares of the Funds. The Funds do not intend to pay more than 0.15% in shareholder service fees with respect to Class II Shares during the current fiscal year.

DIVIDENDS, DISTRIBUTIONS AND TAXES


Each Fund declares dividends from net investment income daily and pays them monthly. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. Dividends and distributions are paid in cash unless you indicate on the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.


FEDERAL TAXES
Distributions by the Funds will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Taxable dividends paid to you in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of a Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state or localities within a state.


MISCELLANEOUS
The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

FINANCIAL HIGHLIGHTS


The financial highlights tables on the following pages with respect to the Institutional Money Market Fund and Institutional Treasury Money Market Fund will help you understand the financial performance for Class II Shares of each Fund for the periods since Class II Shares were first offered. Class II Shares of the Institutional Government Money Market Fund were not offered to investors prior to the date of this prospectus. The financial highlights table with respect to the Institutional Government Money Market Fund reflects the performance of the Fund's Class I Shares and is intended to provide you with a long term perspective as to the Fund's financial history. Certain information reflects the financial performance of a single Class I or Class II Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class I Shares or Class II Shares of each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal years or periods ended October 31, 2002, 2001, 2000 and 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements are included in the Funds' Annual Report dated October 31, 2002, and are incorporated by reference into the SAI. The information for the Institutional Government Money Market Fund for the fiscal year ended October 31, 1998 was audited by Galaxy's former auditors. The Annual Report and SAI are available free of charge upon request. No financial highlights are presented for the Institutional Prime Money Market Fund because the Fund had not commenced operations prior to the date of this prospectus.

GALAXY INSTITUTIONAL MONEY MARKET FUND
(For a share outstanding throughout the period)


                                                             YEAR ENDED      PERIOD ENDED
                                                             OCTOBER 31,      OCTOBER 31,
                                                                2002            2001(1)
                                                             -----------     ------------
                                                                   CLASS II SHARES
                                                             ----------------------------
Net asset value, beginning of period                         $     1.00        $    1.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                                        0.02             0.03
LESS DISTRIBUTIONS:
   Distributions from net investment income                       (0.02)           (0.03)
Net increase (decrease) in net asset value                            -                -
Net asset value, end of period                               $     1.00        $    1.00
                                                             ==========        =========
Total return                                                       1.61%            2.55%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s)                          $   39,481        $      52
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement/waiver            1.61%            4.18%(4)
   Operating expenses including reimbursement/waiver               0.37%            0.39%(4)
   Operating expenses excluding reimbursement/waiver               0.44%            0.40%(4)


(1) The Fund began offering Class II Shares on March 1, 2001.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class II Shares for the year ended October 31, 2002 and the period ended October 31, 2001 was $0.01 and $0.03, respectively.
(3) Not annualized.

(4) Annualized.

GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
(For a share outstanding throughout the period)



                                                                       YEARS ENDED OCTOBER 31,
                                              ---------------------------------------------------------------------------
                                                  2002           2001            2000            1999             1998
                                              -----------     -----------     -----------     -----------     -----------
                                                                        CLASS I SHARES
                                              ---------------------------------------------------------------------------
Net asset value, beginning of period          $      1.00     $      1.00     $      1.00     $      1.00     $      1.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                          0.02            0.05            0.06            0.05            0.05

LESS DISTRIBUTIONS:
   Distributions from net investment income         (0.02)          (0.05)          (0.06)          (0.05)          (0.05)
Net increase (decrease) in net asset value              -               -               -               -               -
Net asset value, end of period                $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                              ===========     ===========     ===========     ===========     ===========

Total return                                         1.71%           4.71%           6.09%           4.92%           5.32%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s)           $   369,381     $   324,272     $   252,482     $   222,443     $   200,319

RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                              1.68%           4.55%           5.94%           4.82%           5.17%
   Operating expenses including
   reimbursement/waiver                              0.30%           0.27%           0.20%           0.20%           0.20%
   Operating expenses excluding
   reimbursement/waiver                              0.30%           0.34%           0.35%           0.38%           0.36%



(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class I Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.02, $0.05, $0.06, $0.05 and $0.05, respectively.

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND
(For a share outstanding throughout the period)


                                                          YEAR ENDED     PERIOD ENDED
                                                          OCTOBER 31,     OCTOBER 31,
                                                             2002          2001(1)
                                                          -----------     -----------
                                                               CLASS II SHARES
                                                          ---------------------------
Net asset value, beginning of period                      $    1.00       $    1.00

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(2)                                 0.02            0.02

LESS DISTRIBUTIONS:
   Distributions from net investment income                   (0.02)          (0.02)
Net increase (decrease) in net asset value                        -               -
Net asset value, end of period                            $    1.00       $    1.00
                                                          =========       =========
Total return                                                   1.57%           2.48%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s)                       $      53          $   52

RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement/waiver        1.57%           4.34%(4)
   Operating expenses including reimbursement/waiver           0.39%           0.38%(4)
   Operating expenses excluding reimbursement/waiver           0.39%           0.39%(4)


(1) The Fund began offering Class II Shares on March 1, 2001.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class II Shares for the year ended October 31, 2002 and the period ended October 31, 2001 was $0.02 and $0.02, respectively.
(3) Not annualized.

(4) Annualized.

                       This page intentionally left blank

WHERE TO FIND MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.


You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-866-840-5469 or by writing to:


The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.


Galaxy's Investment Company Act File No. is
811-4636.


PROGALINMM2 46542 (2/28/03) PKG50

                                THE GALAXY FUND

                     GALAXY INSTITUTIONAL MONEY MARKET FUND
                  GALAXY INSTITUTIONAL PRIME MONEY MARKET FUND
               GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

                                CLASS III SHARES

                       SUPPLEMENT DATED FEBRUARY 28, 2003
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2003

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS

    The Adviser is waiving an additional portion of its management fees beyond the waiver described in the Prospectus with respect to the Institutional Money Market Fund and Institutional Government Money Market Fund. The following information describes the effect of the fee waiver on the Funds' expenses.

1. GALAXY INSTITUTIONAL MONEY MARKET FUND

    On page 4, the Annual Fund operating expenses table is replaced in its entirety as follows:

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                 DISTRIBUTION                      TOTAL FUND
                                MANAGEMENT FEES  (12B-1) FEES  OTHER EXPENSES  OPERATING EXPENSES
                                ---------------  ------------  --------------  ------------------
Class III Shares..............          0.20%(1)       None            0.34%(2)         0.54%(1)

-------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.05%. Total Fund operating expenses after this fee waiver are expected to be 0.39%. This fee waiver may be revised or discontinued at any time.
(2) The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class III Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year.

MMGALIN3-SUP (2/28/03)

2. GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

    On page 9, the Annual Fund operating expenses table is replaced in its entirety as follows:

    Annual Fund operating expenses (expenses deducted from the Fund's assets)

                                                 DISTRIBUTION                      TOTAL FUND
                                MANAGEMENT FEES  (12B-1) FEES  OTHER EXPENSES  OPERATING EXPENSES
                                ---------------  ------------  --------------  ------------------
Class III Shares..............          0.20%(1)       None            0.36%(2)            0.56%(1)

-------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.05%. Total Fund operating expenses after this fee waiver are expected to be 0.41%. This fee waiver may be revised or discontinued at any time.
(2) The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class III Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year.

[GRAPHIC]


GALAXY CLASS III SHARES


THE GALAXY FUND

PROSPECTUS

FEBRUARY 28, 2003



GALAXY INSTITUTIONAL MONEY MARKET FUND


GALAXY INSTITUTIONAL PRIME MONEY MARKET FUND

GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND


GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

CLASS III SHARES



ALTHOUGH THESE SECURITIES HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION, THE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[GALAXY FUNDS LOGO]

CONTENTS


 1   RISK/RETURN SUMMARY

 1   Introduction
 2   Galaxy Institutional Money Market Fund
 5   Galaxy Institutional Prime Money Market Fund
 7   Galaxy Institutional Government Money Market Fund
10   Galaxy Institutional Treasury Money Market Fund
13   Additional information about risk

14   FUND MANAGEMENT

15   HOW TO INVEST IN THE FUNDS

15   Buying and selling shares
16    HOW TO BUY SHARES
17    HOW TO SELL SHARES
18    OTHER TRANSACTION POLICIES
18    SHAREHOLDER SERVICE FEES

19   DIVIDENDS, DISTRIBUTIONS AND TAXES

20   HOW TO REACH GALAXY

21   FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY


INTRODUCTION


This prospectus describes the Galaxy Institutional Money Market Fund, Galaxy Institutional Prime Money Market Fund, Galaxy Institutional Government Money Market Fund and Galaxy Institutional Treasury Money Market Fund. The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' investment adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity and diversification. The Funds don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the dollar-weighted average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.

On the following pages, you'll find important information about each Fund, including:


- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
- the main risks associated with an investment in the Fund
- the past performance of the Fund measured on both a year-by-year and long-term basis
- the fees and expenses that you will pay as an investor in the Fund.

THE FUNDS' INVESTMENT ADVISER
Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for these Funds.

AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT'S POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

GALAXY CLASS III SHARES

GALAXY INSTITUTIONAL MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in high quality short-term debt obligations of U.S. and foreign issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and instrumentalities or by foreign governments and their political subdivisions and instrumentalities, taxable municipal securities, obligations issued by U.S. and foreign banks, such as certificates of deposit, and repurchase agreements backed by such securities. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. and foreign banks, and in U.S. Government obligations.


The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free.

Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.


- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- REPURCHASE AGREEMENTS - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.


- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


The Fund began operations on November 5, 1997 as the Boston 1784 Institutional Prime Money Market Fund, a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Class I Shares (formerly designated shares) of the Fund. Class III Shares of the Fund were first offered on March 1, 2001.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS
The bar chart shows the performance of Class III Shares of the Fund during the last calendar year.


[CHART]

2002       1.38%


BEST QUARTER
0.36% for the quarter ending September 30, 2002

WORST QUARTER
0.31% for the quarter ending December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for Class III Shares of the Fund for the periods ended December 31, 2002.



                                                              SINCE
                                               1 YEAR     INCEPTION
--------------------------------------------------------------------------------
Class III Shares                                 1.38%         2.25%    (3/1/01)
--------------------------------------------------------------------------------


To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)


                                                                                                   TOTAL FUND
                                           MANAGEMENT        DISTRIBUTION           OTHER           OPERATING
                                                 FEES        (12b-1) FEES        EXPENSES            EXPENSES
-------------------------------------------------------------------------------------------------------------
Class III Shares                                 0.20%(1)            None            0.34%(2)            0.54%(1)
-------------------------------------------------------------------------------------------------------------



(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.10%. Total Fund operating expenses after this fee waiver are expected to be 0.44%. This fee waiver may be revised or discontinued at any time.
(2) The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class III Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown
- your investment has a 5% return each year
- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                                               1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------
Class III Shares                                 $ 55        $ 173      $ 302         $ 677
-------------------------------------------------------------------------------------------

GALAXY INSTITUTIONAL PRIME MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES
The Fund invests primarily in high quality short-term debt obligations of U.S. and foreign issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and instrumentalities or by foreign governments and their political subdivisions and instrumentalities, taxable municipal securities, obligations issued by U.S. and foreign banks, such as certificates of deposit, and repurchase agreements backed by such securities. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. and foreign banks, and in U.S. Government obligations.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND
While money market funds are considered to be among the safest of all investments, they are not risk free.

Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- REPURCHASE AGREEMENTS - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
No performance information is presented because the Fund had not commenced operations prior to the date of this prospectus.

FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)



                                                                                                TOTAL FUND
                                           MANAGEMENT       DISTRIBUTION         OTHER           OPERATING
                                                 FEES       (12b-1) FEES      EXPENSES            EXPENSES
----------------------------------------------------------------------------------------------------------
Class III Shares                                 0.20%(1)           None          0.37%(1),(2)        0.57%(1)
----------------------------------------------------------------------------------------------------------



(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.10%. The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class III Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the shareholder service fees so that Other expenses are expected to be 0.35%. Total Fund operating expenses after these waivers are expected to be 0.45%. These fee waivers may be revised or discontinued at any time.
(2) Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown
- your investment has a 5% return each year
- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:



                                                       1 YEAR       3 YEARS
---------------------------------------------------------------------------
Class III Shares                                         $ 58         $ 183
---------------------------------------------------------------------------

GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks current income with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES
The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities, and repurchase agreements backed by these obligations. The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.

THE MAIN RISKS OF INVESTING IN THE FUND
While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although U.S. Government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- REPURCHASE AGREEMENTS - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

No performance information is presented for Class III Shares of the Fund because they were not offered prior to the date of this prospectus. The returns shown below are for Class I Shares of the Fund, which are offered in a separate prospectus. Class I Shares and Class III Shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS
The bar chart shows how the performance of Class I Shares of the Fund has varied from year to year.


[CHART]

1994         3.92%
1995         5.58%
1996         5.06%
1997         5.11%
1998         5.30%
1999         5.00%
2000         6.27%
2001         3.99%
2002         1.53%


BEST QUARTER
1.61% for the quarter ending December 31, 2000

WORST QUARTER
0.32% for the quarter ending December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS
The table shows the average annual total returns for Class I Shares of the Fund for the periods ended December 31, 2002.



                                                                               SINCE
                                               1 YEAR         5 YEARS      INCEPTION
---------------------------------------------------------------------------------------------------
Class I Shares                                   1.53%           4.41%          4.51%      (4/15/93)
---------------------------------------------------------------------------------------------------



To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)



                                                                                           TOTAL FUND
                                           MANAGEMENT      DISTRIBUTION         OTHER       OPERATING
                                                 FEES      (12b-1) FEES      EXPENSES        EXPENSES
-----------------------------------------------------------------------------------------------------
Class III Shares                                 0.20%(1)          None          0.36%(2)        0.56%(1)
-----------------------------------------------------------------------------------------------------



(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.10%. Total Fund operating expenses after this fee waiver are expected to be 0.46%. This fee waiver may be revised or discontinued at any time.
(2) The Fund may pay shareholder service fees (which are included in Other Expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class III Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year.

EXAMPLE
This Example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown
- your investment has a 5% return each year
- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:



                                               1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------
Class III Shares                                 $ 57        $ 179      $ 313         $ 701
-------------------------------------------------------------------------------------------

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks to preserve the principal value of a shareholder's investment and maintain a high degree of liquidity while providing current income.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in money market instruments issued by the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by U.S. Treasury securities. The Fund also invests in U.S. Government agency obligations and repurchase agreements backed by such securities.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free.

Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although U.S. Government securities, particularly U.S. Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.


- REPURCHASE AGREEMENTS - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.


- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


The Fund began operations on June 14, 1993 as the Boston 1784 Institutional U.S. Treasury Money Market Fund, a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Class I Shares (formerly designated shares) of the Fund. Class III Shares of the Fund were first offered on March 1, 2001.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS
The bar chart shows the performance of Class III Shares of the Fund during the last calendar year.


[CHART]

2002       1.31%


BEST QUARTER
0.37% for the quarter ending March 31, 2002

WORST QUARTER
0.26% for the quarter ending December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for Class III Shares of the Fund for the periods ended December 31, 2002.



                                                               SINCE
                                               1 YEAR      INCEPTION
-----------------------------------------------------------------------------------
Class III Shares                                 1.31%          2.21%      (3/1/01)
-----------------------------------------------------------------------------------



To obtain the Fund's current 7-day yield, please call 1-866-840-5469.


FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)


                                                                                             TOTAL FUND
                                           MANAGEMENT      DISTRIBUTION           OTHER       OPERATING
                                                 FEES      (12b-1) FEES        EXPENSES        EXPENSES
-------------------------------------------------------------------------------------------------------
Class III Shares                                 0.20%             None            0.33%(1)        0.53%(1)
-------------------------------------------------------------------------------------------------------



(1) The Fund may pay shareholder service fees (which are included in Other expenses) at a maximum annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class III Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services), but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the shareholder service fees so that Other expenses are expected to be 0.31%. Total Fund operating expenses after this waiver are expected to be 0.51%. This fee waiver may be revised or discontinued at any time.


EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown
- your investment has a 5% return each year
- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                                               1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------
Class III Shares                                 $ 54        $ 170      $ 296         $ 665
-------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS
Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income). This strategy could prevent a Fund from achieving its investment objective.

OTHER TYPES OF INVESTMENTS
This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI), which is referred to on the back cover of this prospectus.

FUND MANAGEMENT

ADVISER

The Adviser, a wholly-owned subsidiary of Columbia Management Group, Inc. and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 2002, the Adviser and its affiliates managed over $143 billion in assets.


The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains related records.


The Adviser also serves as the Funds' administrator. Liberty Funds Distributor, Inc., an affiliate of the Adviser, serves as the Funds' distributor and Colonial Management Associates, Inc., also an affiliate of the Adviser, provides the Funds with certain pricing and bookkeeping services.


ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES
The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if they believe that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.


MANAGEMENT FEES

The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.


                                                           MANAGEMENT FEE
FUND                                         AS A % OF AVERAGE NET ASSETS
-------------------------------------------------------------------------
Institutional Money Market                                           0.16%
Institutional Government Money Market                                0.20%
Institutional Treasury Money Market                                  0.20%



The Adviser is entitled to receive management fees from the Institutional Prime Money Market Fund at the annual rate of 0.20% of the Fund's average daily net assets.

HOW TO INVEST IN THE FUNDS

BUYING AND SELLING SHARES

The price per share when you buy or sell your shares is based on a Fund's net asset value (NAV). The NAV per share is the value of a Fund's assets attributable to Class III Shares, minus the value of the Fund's liabilities attributable to Class III Shares, divided by the number of Class III Shares held by investors.


Class III Shares of the Funds are available for purchase by qualified financial institutions that are purchasing shares of the Funds on behalf of their customers. A qualified financial institution is a financial institution, such as a bank, savings and loan association or broker-dealer, including a financial institution affiliated with the Adviser, that has entered into a sales agreement and servicing agreement with respect to Class III Shares of the Funds.


In addition, former shareholders of the Pillar U.S. Treasury Securities Plus Money Market Fund (the Pillar Treasury Fund) who purchased their shares of the Pillar Treasury Fund directly from The Pillar Funds and who received Class III Shares of the Galaxy Institutional Treasury Money Market Fund in connection with the reorganization of The Pillar Funds into Galaxy may purchase additional Class III Shares of the Galaxy Institutional Treasury Money Market Fund directly through Galaxy's transfer agent.

You can buy and sell Class III Shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open. These entities are generally open every Monday through Friday, except national holidays. During certain emergency closings of the New York Stock Exchange, however, a Fund may open for business if it can maintain its operations. In this event, a Fund will determine its NAV per share at the times described below. To determine if a Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange, please call Galaxy at 1-866-840-5469.

If your order to buy shares of a Fund is received and accepted by Galaxy's transfer agent by 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend) if Galaxy's custodian receives the purchase price in immediately available funds by 5:00 p.m. (Eastern time) that day. If your order to buy shares of a Fund is received and accepted by Galaxy's transfer agent after 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day) if Galaxy's custodian receives the purchase price in immediately available funds by 5:00 p.m. (Eastern time) on the next business day. The price at which you sell shares of a Fund is the NAV per share next determined after receipt of your order.

NAV per share is determined at 4:00 p.m (Eastern time) on each business day.


The Funds' assets are valued at amortized cost, which is approximately equal to market value.

HOW TO BUY SHARES

The minimum initial aggregate investment by a qualified financial institution purchasing shares on behalf of its customers is $2,000,000. There is no minimum investment requirement for additional purchases.


You can buy Class III Shares by following the procedures established by your qualified financial institution. Your qualified financial institution is responsible for sending your order to Galaxy's transfer agent and wiring payment to Galaxy's custodian. The qualified financial institution holds the shares in your name and receives all confirmations of purchases and sales.


You are encouraged to place purchase orders as early in the day as possible and to provide Galaxy with advance notice of large purchases. All purchases must be paid for by federal funds wire, provided, however, that former shareholders of the Boston 1784 Funds may continue to send payments through the Automated Clearing House System (ACH).


Former shareholders of the Pillar Treasury Fund as described above may purchase additional Class III Shares of the Galaxy Institutional Treasury Money Market Fund directly through Galaxy's transfer agent in any of the following ways:


BUYING BY MAIL
To make additional investments, send a check payable to the Galaxy Institutional Treasury Money Market Fund to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

You must include with your check one of the following:

- The detachable form that's included with your Galaxy statement or your confirmation of a prior transaction.

- A letter stating the amount of your investment, the name of the Fund and your account number.

If your check is returned because of insufficient funds, Galaxy will cancel your order.

BUYING BY WIRE

To make an additional investment by wire, send U.S. funds through the Federal Reserve System to Fleet National Bank as agent for Galaxy's transfer agent. You should wire money and registration instructions to:


Fleet National Bank
100 Federal Street
Boston, MA 02110
ABA #0110-0013-8
DDA #79673-5702
Ref: The Galaxy Fund
(Account number)
(Account registration)

Your financial institution may charge you a fee for sending funds by wire.

HOW TO SELL SHARES
You can sell Class III Shares by following the procedures established by your qualified financial institution. Your qualified financial institution is responsible for sending your order to Galaxy's transfer agent and crediting your account with the proceeds. Galaxy doesn't charge for wiring the proceeds but your qualified financial institution may do so. Contact your qualified financial institution for more information.

Former shareholders of the Pillar Treasury Fund as described above may sell Class III Shares of the Galaxy Institutional Treasury Money Market Fund directly through Galaxy's transfer agent in any of the following ways:


SELLING BY MAIL
Send your request in writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

You must include the following:

- The name of the Fund
- The number of shares or dollar amount you want to sell
- Your account number
- Your Social Security number or tax identification number
- The signatures of each registered owner of the account (the signatures must match the names on the account registration).

Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.

SELLING BY PHONE

You can sell shares by calling Galaxy's transfer agent at 1-866-840-5469 unless you tell Galaxy in writing that you don't want this privilege. If you have difficulty getting through to Galaxy because of unusual market conditions, consider selling your shares by mail or wire.


SELLING BY WIRE

Notify Galaxy's transfer agent by phone or wire that you wish to sell shares and have the sale proceeds wired to your account at any financial institution in the U.S. To be eligible to use this privilege, you must notify Galaxy in writing (with a signature guarantee). Your sale proceeds must be more that $1,000.


The sale proceeds must be paid to the same bank and account you named in your written instructions.

SIGNATURE GUARANTEES
When selling your shares by mail or by phone, you must have your signature guaranteed if:

- you're selling shares worth more than $50,000,


- you want Galaxy to send your money to an address other than the address on your account, unless your money is transferred to a successor custodian,


- you want Galaxy to send your money to the address on your account that's changed within the last 30 days, or

- you want Galaxy to make the check payable to someone else.

Your signature must be guaranteed by a bank that's a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible institution. A notarized signature is not sufficient.

OTHER TRANSACTION POLICIES
Galaxy may reject any order to buy shares by a particular purchaser (or group of related purchasers) that has a pattern of short-term or frequent trading or whose trading activity has been or may be disruptive to the management of a Fund.

Galaxy doesn't issue a certificate when you buy shares, but it does keep a record of shares issued to investors.

Galaxy may refuse your order to sell shares by wire or telephone if it believes it is advisable to do so. Galaxy may change or cancel the procedures for selling or exchanging shares by wire or telephone at any time.


If you sell your shares directly through Galaxy's transfer agent by telephone, you may be responsible for any fraudulent telephone orders as long as Galaxy has taken reasonable precautions to verify your identity, such as requesting information about the way in which your account is registered or about recent transactions in your account.

If you sell your shares through a qualified financial institution, sales proceeds are normally wired to your qualified financial institution on the next business day. If you sell your shares directly through Galaxy's transfer agent, sales proceeds are normally sent to you within three business days. In each case, Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.


Galaxy may ask for any information it might reasonably need to make sure that you've authorized a sale of shares.

Galaxy usually requires that a qualified financial institution maintain an average account balance of $2,000,000. If the balance in the account falls below $2,000,000, Galaxy may require the qualified financial institution to sell all shares in the account. Galaxy reserves the right to vary or waive the minimum investment requirement.


If you sell your shares directly through Galaxy's transfer agent, Galaxy may close your account after 60 days' written notice if the value of your account drops below $250 as a result of selling shares.


SHAREHOLDER SERVICE FEES

Class III Shares of the Funds can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's Class III Share assets (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) to qualified financial institutions who provide certain services to their customers who own Class III Shares of the Funds. The Funds do not intend to pay more than 0.25% in shareholder service fees with respect to Class III Shares during the current fiscal year.

DIVIDENDS, DISTRIBUTIONS AND TAXES


Each Fund declares dividends from net investment income daily and pays them monthly. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. Dividends and distributions are paid in cash unless you indicate on the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.


FEDERAL TAXES
Distributions by the Funds will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of a Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state, or localities within a state.


MISCELLANEOUS
The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

HOW TO REACH GALAXY

Former shareholders of the Pillar Treasury Fund as described above under "How to invest in the Funds" can reach Galaxy in any of the following ways:

GALAXY SHAREHOLDER SERVICES

Call Galaxy's transfer agent at 1-866-840-5469, Monday through Friday, 8 a.m. to 6 p.m. (Eastern time) for help from a Galaxy representative.

If you live outside the United States, you can contact Galaxy by calling 1-508-871-4121.

FINANCIAL HIGHLIGHTS


The financial highlights tables on the following pages with respect to the Institutional Money Market Fund and Institutional Treasury Money Market Fund will help you understand the financial performance for Class III Shares of each Fund for the periods since Class III Shares were first offered. Class III Shares of the Institutional Government Money Market Fund were not offered to investors prior to the date of this prospectus. The financial highlights table with respect to the Institutional Government Money Market Fund reflects the performance of the Fund's Class I Shares and is intended to provide you with a long-term perspective as to the Fund's financial history. Certain information reflects the financial performance of a single Class III Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class I Shares or Class III Shares of each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal years or periods ended October 31, 2002, 2001, 2000 and 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report dated October 31, 2002, and are incorporated by reference into the SAI. The information for the Institutional Government Money Market Fund for the fiscal year ended October 31, 1998 was audited by Galaxy's former auditors. The Annual Report and SAI are available free of charge upon request. No financial highlights are presented for the Institutional Prime Money Market Fund because the Fund had not commenced operations prior to the date of this prospectus.

GALAXY INSTITUTIONAL MONEY MARKET FUND
(For a share outstanding throughout the period)


                                                                  YEAR ENDED         PERIOD ENDED
                                                                  OCTOBER 31          OCTOBER 31
                                                                  ----------         ------------
                                                                     2002                2001(1)
                                                                  ----------         ------------
                                                                         CLASS III SHARES
                                                                  -------------------------------
Net asset value, beginning of period                                 $  1.00              $  1.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                                             0.01                 0.02

LESS DISTRIBUTIONS:
   Distributions from net investment income                            (0.01)               (0.02)

Net increase (decrease) in net asset value                                 -                    -

Net asset value, end of period                                       $  1.00              $  1.00
                                                                     -------              -------
Total return                                                            1.51%                2.43%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s)                                  $ 4,748              $    52

RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement/waiver                 1.53                 4.07%(4)
   Operating expenses including reimbursement/waiver                    0.45%                0.49%(4)

   Operating expenses excluding reimbursement/waiver                    0.54%                0.50%(4)


(1) The Fund began offering Class III Shares on March 1, 2001.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class III Shares for the year ended October 31, 2002 and the period ended
    October 31, 2001 was $0.01 and $0.02, respectively.
(3) Not annualized.
(4) Annualized.

GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
(For a share outstanding throughout each period)



                                                                         YEARS ENDED OCTOBER 31,
                                                   -------------------------------------------------------------------
                                                     2002           2001          2000          1999           1998
                                                   ---------      ---------     ---------     ---------      ---------
                                                                             CLASS I SHARES
                                                   -------------------------------------------------------------------
Net asset value, beginning of period               $    1.00      $    1.00     $    1.00     $    1.00      $    1.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                             0.02           0.05          0.06          0.05           0.05

LESS DISTRIBUTIONS:
   Distributions from net investment income            (0.02)         (0.05)        (0.06)        (0.05)         (0.05)

Net increase (decrease) in net asset value                 -              -             -             -              -

Net asset value, end of period                     $    1.00      $    1.00     $    1.00     $    1.00      $    1.00
                                                   ---------      ---------     ---------     ---------      ---------
Total return                                            1.71%          4.71%         6.09%         4.92%          5.32%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s)                $ 369,381      $ 324,272     $ 252,482     $ 222,443      $ 200,319

RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                                 1.68%          4.55%         5.94%         4.82%          5.17%

   Operating expenses including
   reimbursement/waiver                                 0.30%          0.27%         0.20%         0.20%          0.20%

   Operating expenses excluding
   reimbursement/waiver                                 0.30%          0.34%         0.35%         0.38%          0.36%



(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class I Shares for the year ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.02, $0.05, $0.06, $0.05 and $0.05, respectively.

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND
(For a share outstanding throughout the period)


                                                                  YEAR ENDED    PERIOD ENDED
                                                                  OCTOBER 31      OCTOBER 31
                                                                  ----------    ------------
                                                                     2002          2001(1)
                                                                  ----------    ------------
                                                                       CLASS III SHARES
                                                                  --------------------------
Net asset value, beginning of period                                $   1.00       $    1.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                                             0.01            0.02

LESS DISTRIBUTIONS:
   Distributions from net investment income                            (0.01)          (0.02)

Net increase (decrease) in net asset value                                 -               -

Net asset value, end of period                                      $   1.00       $    1.00
                                                                    --------       ---------
Total return                                                            1.47%           2.43%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s)                                 $ 70,051       $  44,102

RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement/ waiver                1.46            4.24%(4)

   Operating expenses including reimbursement/waiver                    0.50%           0.48%(4)

   Operating expenses excluding reimbursement/waiver                    0.53%           0.53%(4)


(1) The Fund began offering Class III Shares on March 1, 2001.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class III Shares for the year ended October 31, 2002 and the period ended October 31, 2001 was $0.01 and $0.02, respectively.
(3) Not annualized.

(4) Annualized.

                       This page intentionally left blank

WHERE TO FIND MORE INFORMATION


You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.


You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-866-840-5469 or by writing to:


The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-0102
1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is
811-4636.


PROGALINMM3 46543 (2/28/03) PKG50

[GRAPHIC]

GALAXY MONEY MARKET FUNDS

THE GALAXY FUND

PROSPECTUS

FEBRUARY 28, 2003


GALAXY MONEY MARKET FUND


GALAXY GOVERNMENT MONEY MARKET FUND


GALAXY U.S. TREASURY MONEY MARKET FUND


GALAXY TAX-EXEMPT MONEY MARKET FUND

RETAIL A SHARES

ALTHOUGH THESE SECURITIES HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION, THE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[GALAXY FUNDS LOGO]

CONTENTS


 1    RISK/RETURN SUMMARY

 1    Introduction

 2    Galaxy Money Market Fund

 5    Galaxy Government Money Market Fund

 8    Galaxy U.S. Treasury Money Market Fund

11    Galaxy Tax-Exempt Money Market Fund

14    Additional information about Fund investments and risk

15    Investor guidelines

16    FUND MANAGEMENT

17    HOW TO INVEST IN THE FUNDS

17    Buying, selling and exchanging shares

17      HOW TO BUY SHARES

18      HOW TO SELL SHARES

20      HOW TO EXCHANGE SHARES

20      OTHER TRANSACTION POLICIES

20      SHAREHOLDER SERVICE FEES

21    DIVIDENDS, DISTRIBUTIONS AND TAXES

22    GALAXY INVESTOR PROGRAMS

24    HOW TO REACH GALAXY

25    FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY


INTRODUCTION


This prospectus describes the Galaxy Money Market Fund, Galaxy Government Money Market Fund, Galaxy U.S. Treasury Money Market Fund and Galaxy Tax-Exempt Money Market Fund. The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' investment adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity and diversification. The Funds don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the dollar-weighted average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.

On the following pages you'll find important information about each of these Galaxy Money Market Funds including:


- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective

- the main risks associated with an investment in the Fund

- the Fund's past performance measured on both a year-by-year and long-term basis

- the fees and expenses that you will pay as an investor in the Fund.


WHICH FUND IS RIGHT FOR YOU?

Not all mutual funds are right for all investors. Your investment goals and tolerance for risk will determine which fund is right for you. On page 15, you'll find a table which sets forth general guidelines to help you decide which of these Galaxy Money Market Funds is best suited to you.


THE FUNDS' INVESTMENT ADVISER
Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds.

AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

GALAXY MONEY MARKET FUNDS

GALAXY MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in high quality short-term debt obligations of U.S. and foreign issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and instrumentalities or by foreign governments and their political subdivisions and instrumentalities, taxable municipal securities, obligations issued by U.S. and foreign banks, such as certificates of deposit, and repurchase agreements backed by such securities. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. and foreign banks, and in U.S. Government obligations.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.


THE MAIN RISKS OF INVESTING IN THE FUND
While money market funds are considered to be among the safest of all investments, they are not risk free.

Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.


- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- REPURCHASE AGREEMENTS - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.


- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year.


[CHART]

1993       2.73%
1994       3.68%
1995       5.29%
1996       4.73%
1997       4.99%
1998       4.96%
1999       4.63%
2000       5.94%
2001       3.70%
2002       1.23%

BEST QUARTER
1.53% for the quarter ending September 30, 2000

WORST QUARTER

0.26% for the quarter ending December 31, 2002


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2002.



                                                                            SINCE
                                       1 YEAR      5 YEARS    10 YEARS  INCEPTION
---------------------------------------------------------------------------------------------
Retail A Shares                          1.23%        4.08%       4.18%      5.15%  (11/17/86)
---------------------------------------------------------------------------------------------



To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)


                                                     DISTRIBUTION                     TOTAL FUND
                                     MANAGEMENT       AND SERVICE          OTHER       OPERATING
                                           FEES      (12b-1) FEES       EXPENSES        EXPENSES
-------------------------------------------------------------------------------------------------
Retail A Shares                           0.40%(1)           None           0.28%(2)         0.68%(1)
-------------------------------------------------------------------------------------------------



(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.36%. Total Fund operating expenses after this waiver are expected to be 0.64%. This fee waiver may be revised or discontinued at any time.
(2) The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% Of the fund's average daily net assets attributable to retail A Shares (comprised of up to 0.25% For shareholder liaison services and up to 0.25% For administrative support services), but will limit such fees to an aggregate of not more than 0.10% During the current fiscal year.


EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                                         1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------------------------------------------
Retail A Shares                          $   69      $   218    $   379      $    847
-------------------------------------------------------------------------------------

GALAXY GOVERNMENT MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities, and repurchase agreements backed by these obligations. The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.


THE MAIN RISKS OF INVESTING IN THE FUND
While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although U.S. Government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.


- REPURCHASE AGREEMENTS - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.


- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year.


[CHART]

1993       2.88%
1994       3.73%
1995       5.25%
1996       4.67%
1997       4.89%
1998       4.85%
1999       4.49%
2000       5.78%
2001       3.59%
2002       1.14%

BEST QUARTER
1.49% for the quarter ending December 31, 2000

WORST QUARTER

0.23% for the quarter ending December 31, 2002


AVERAGE ANNUAL TOTAL RETURNS


The table shows the Fund's average annual total returns for the periods ended December 31, 2002.



                                                                                SINCE
                                         1 YEAR      5 YEARS   10 YEARS     INCEPTION
------------------------------------------------------------------------------------------------
Retail A Shares                            1.14%        3.96%      4.12%         5.08% (11/17/86)
------------------------------------------------------------------------------------------------



To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)


                                                                                      TOTAL FUND
                                    MANAGEMENT      DISTRIBUTION           OTHER       OPERATING
                                          FEES      (12b-1) FEES        EXPENSES        EXPENSES
------------------------------------------------------------------------------------------------
Retail A Shares                           0.40%             None            0.29%(1)        0.69%
------------------------------------------------------------------------------------------------



(1) The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Retail A Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate of not more than 0.10% during the current fiscal year.


EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown
- your investment has a 5% return each year
- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                                         1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------------------------------------------
Retail A Shares                          $   70      $   221    $   384      $    859
-------------------------------------------------------------------------------------

GALAXY U.S. TREASURY MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks current income with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in securities that provide income that is generally not subject to state income tax. The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in money market instruments issued by the U.S. Treasury, including bills, notes and bonds. The Fund also invests in securities that may be guaranteed by the U.S.Treasury and certain U.S. Government agency obligations.


THE MAIN RISKS OF INVESTING IN THE FUND
While money market funds are considered to be among the safest of all investments, they are not risk free.

Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although U.S. Government securities, particularly U.S. Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It`s possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year.


[CHART]

1993       2.74%
1994       3.58%
1995       5.05%
1996       4.59%
1997       4.70%
1998       4.63%
1999       4.20%
2000       5.47%
2001       3.47%
2002       1.13%

BEST QUARTER
1.44% for the quarter ending December 31, 2000

WORST QUARTER

0.23% for the quarter ending December 31, 2002


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2002.



                                                                                SINCE
                                         1 YEAR      5 YEARS   10 YEARS     INCEPTION
------------------------------------------------------------------------------------------------
Retail A Shares                            1.13%        3.77%      3.95%         4.04%  (1/22/91)
------------------------------------------------------------------------------------------------



To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)


                                                                                                    TOTAL FUND
                                                  MANAGEMENT      DISTRIBUTION           OTHER       OPERATING
                                                        FEES      (12b-1) FEES        EXPENSES        EXPENSES
--------------------------------------------------------------------------------------------------------------
Retail A Shares                                         0.37%             None            0.25%(1)        0.62%
--------------------------------------------------------------------------------------------------------------



(1)The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Retail A Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate of not more than 0.10% during the current fiscal year.


EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown
- your investment has a 5% return each year
- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                         1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------------------------------------------
Retail A Shares                          $   63      $   199    $   346      $    774
-------------------------------------------------------------------------------------

GALAXY TAX-EXEMPT MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax). Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:


- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.


- REPURCHASE AGREEMENTS - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.


- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year.


[CHART]

1993       2.01%
1994       2.27%
1995       3.19%
1996       2.78%
1997       2.99%
1998       2.81%
1999       2.59%
2000       3.45%
2001       2.23%
2002       0.97%


BEST QUARTER
0.92% for the quarter ending December 31, 2000

WORST QUARTER
0.22% for the quarter ending September 30, 2002


AVERAGE ANNUAL TOTAL RETURNS


The table shows the Fund's average annual total returns for the periods ended December 31, 2002.



                                                                           SINCE
                                      1 YEAR      5 YEARS    10 YEARS  INCEPTION
------------------------------------------------------------------------------------------
Retail A Shares                         0.97%        2.41%       2.53%      3.18% (6/23/88)
------------------------------------------------------------------------------------------


To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)


                                                                                    TOTAL FUND
                                   MANAGEMENT      DISTRIBUTION           OTHER      OPERATING
                                         FEES      (12b-1) FEES        EXPENSES       EXPENSES
----------------------------------------------------------------------------------------------
Retail A Shares                          0.40%(1)          None            0.20%(2)       0.60%(1)
----------------------------------------------------------------------------------------------


(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.37%. Total Fund operating expenses after this fee waiver are expected to be 0.57%. This waiver may be revised or discontinued at any time.

(2) The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Retail A Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate of not more than 0.10% during the current fiscal year.


EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown
- your investment has a 5% return each year

- the Fund's operating expenses remain the same.


Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------------------
Retail A Shares                          $   61      $   192     $  335      $    750
-------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK


The main investment strategies for each of these Galaxy Money Market Funds and the particular types of securities in which each Fund primarily invests and their associated risks have been described above. The following provides additional information about some of the types of securities in which one or more of these Funds may invest.

U.S. GOVERNMENT OBLIGATIONS
U.S. Government obligations are debt obligations issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. U.S. Government obligations, in particular U.S. Treasury obligations which are backed by the "full faith and credit" of the U.S. Government, generally have less credit risk than other debt obligations.

MUNICIPAL SECURITIES
State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. There are several types of municipal securities. GENERAL OBLIGATION SECURITIES are secured by the issuer's full faith, credit and taxing power. REVENUE SECURITIES are usually payable only from revenues derived from specific facilities or revenue sources. PRIVATE ACTIVITY BONDS are issued to finance projects for private companies and are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which a Fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Fund on a certain date and at a certain price.


TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that aren't part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and, in the case of the Tax-Exempt Money Market Fund, short-term taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, in excess of 20% of the Fund's total assets. This strategy could prevent a Fund from achieving its investment objective.


OTHER TYPES OF INVESTMENTS

Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI), which is referred to on the back cover of this prospectus.

INVESTOR GUIDELINES


The table below provides information as to which type of investor might want to invest in each of these Galaxy Money Market Funds. It's meant as a general guide only. TAX-EXEMPT FUNDS ARE GENERALLY NOT APPROPRIATE INVESTMENTS FOR TAX-DEFERRED RETIREMENT ACCOUNTS, SUCH AS IRAS, BECAUSE THEIR RETURNS BEFORE TAXES ARE GENERALLY LOWER THAN THOSE OF TAXABLE FUNDS. Consult your investment professional for help in deciding which Fund is right for you.



                GALAXY FUND                    MAY BE BEST SUITED FOR...
                ----------------------------------------------------------------------------------------
                Galaxy Money                   - investors who want a flexible and convenient way to
                Market Fund                      manage cash while earning money market returns

                Galaxy Government              - investors who want a way to earn money market returns
                Money Market Fund                with the extra margin of safety associated with U.S.
                                                 Government obligations

                Galaxy U.S. Treasury           - investors who want a way to earn money market returns
                Money Market Fund                from U.S. Treasury obligations that are generally free
                                                 from state and local taxes

                Galaxy Tax-Exempt              - investors who want a way to earn money market returns
                Money Market Fund                that are free from federal income tax



TAX-EQUIVALENT YIELD
One way to understand the tax advantages of a tax-exempt fund, such as the Galaxy Tax-Exempt Money Market Fund, is to compare its after-tax return to that of a taxable investment. For example, suppose you are in the 35% federal income tax bracket. If you earn 10% on a taxable fund, the fund's return after taxes will be 6.5%. On the other hand, if you earn 6.5% on a tax-exempt fund, your after-tax return is also 6.5% because you pay no federal income taxes on the tax-exempt fund's returns. So, you are better off if you can earn more than 6.5% on a tax-exempt fund than if you earn a 10% return on a taxable fund before paying federal income taxes. However, the lower your federal income tax bracket, the less likely it is that you will enjoy a higher after-tax return from a tax-exempt fund than from a taxable fund.

FUND MANAGEMENT


ADVISER

The Adviser, a wholly-owned subsidiary of Columbia Management Group, Inc. and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 2002, the Adviser and its affiliates managed over $143 billion in assets.


The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for, all purchases and sales of portfolio securities, and maintains related records.


The Adviser also serves as the Funds' administrator. Liberty Funds Distributor, Inc., an affiliate of the Adviser, serves as the Funds' distributor and Colonial Management Associates, Inc., also an affiliate of the Adviser, provides the Funds with certain pricing and bookkeeping services.


ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES
The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

MANAGEMENT FEES
The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.


                                      MANAGEMENT FEE
FUND                    AS A % OF AVERAGE NET ASSETS
----------------------------------------------------
Money Market Fund                               0.36%

Government Money Market Fund                    0.40%

U.S. Treasury Money Market Fund                 0.37%

Tax-Exempt Money Market Fund                    0.37%

HOW TO INVEST IN THE FUNDS


BUYING, SELLING AND EXCHANGING SHARES
The price per share when you buy, sell or exchange your shares is based on a Fund's net asset value (NAV). The NAV per share is the value of a Fund's assets attributable to Retail A Shares, minus the value of the Fund's liabilities attributable to Retail A Shares, divided by the number of Retail A Shares held by investors.

You can buy and sell Retail A Shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open for business. These entities are generally open every Monday through Friday, except national holidays. During certain emergency closings of the New York Stock Exchange, however, a Fund may open for business if it can maintain its operations. In this event, a Fund will determine its NAV per share at the times described below. To determine if a Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange, please call Galaxy at 1-866-840-5469.

If your order to buy shares is received and accepted by Galaxy's transfer agent by 11:00 a.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend) if Galaxy's custodian receives the purchase price in immediately available funds by 11:00 a.m. that day. If your order to purchase shares is received and accepted by Galaxy's transfer agent after 11:00 a.m. (Eastern time) but before 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day) if Galaxy's custodian receives the purchase price in immediately available funds by 4:00 p.m. on the day of your order. The price at which you sell shares is the NAV per share next determined after receipt of your order in proper form as described below. NAV per share is determined on each business day as of 11:00 a.m. (Eastern time) and at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time).


The Funds' assets are valued at amortized cost, which is approximately equal to market value.

HOW TO BUY SHARES

You can buy shares through your financial adviser or directly through Galaxy's transfer agent by calling 1-866-840-5469. A financial adviser who places orders on your behalf may charge you a separate fee for its services.

The minimum initial investment to open a Fund account is:


- $2,500 for regular accounts

- $100 for Coverdell Education Savings Accounts.

There is generally no minimum initial investment if you participate in the Automatic Investment Program. You generally can make additional investments for as little as $100. SEE GALAXY INVESTOR PROGRAMS below for information on other minimums for initial and additional investments.

Usually, you must keep at least $250 in your account. If your account falls below $250 because you sell or exchange shares, Galaxy may redeem your shares and close your account. Galaxy will give you 60 days' notice in writing before closing your account.

If you want to buy shares and you are a customer of a financial adviser such as a broker-dealer, bank or savings and loan association, including a financial adviser affiliated with the Adviser, you should place your order through your financial adviser. Your financial adviser is responsible for sending your order to Galaxy's transfer agent and wiring the money to Galaxy's custodian. The financial adviser holds the shares in your name and receives all confirmations of purchases and sales. For details, please contact your financial adviser.

You can also buy shares directly through Galaxy's transfer agent in any of the following ways:


BUYING BY MAIL
Complete an account application and mail it, together with a check payable to each Fund in which you want to invest, to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

To make additional investments, send your check to the address above along with one of the following:

- The detachable form that's included with your Galaxy statement or your confirmation of a prior transaction
- A letter stating the amount of your investment, the name of the Fund you want to invest in, and your account number.

If your check is returned because of insufficient funds, Galaxy will cancel your order.

BUYING BY WIRE

To make an initial or additional investment by wire, send U.S. funds through the Federal Reserve System to Fleet National Bank as agent for Galaxy's transfer agent. You should wire money and registration instructions to:


Fleet National Bank
100 Federal Street
Boston, MA 02110
ABA #0110-0013-8
DDA #79673-5702
Ref: The Galaxy Fund
(Account number)
(Account registration)


Before making an initial investment by wire, you must complete an account application and send it to The Galaxy Fund, P.O. Box 6520, Providence, RI 02940-6520. Your order will not be effected until the completed account application is received by Galaxy. Call Galaxy's transfer agent at 1-866-840-5469 for an account application.


Your bank or other financial institution may charge you a fee for sending funds by wire.

HOW TO SELL SHARES

You can sell your shares in several ways: through your financial adviser or directly through Galaxy's transfer agent by mail, by telephone, or by wire.

If you want to sell your shares and you are a customer of a financial adviser, you must contact your financial adviser for information on how to sell your shares. The financial adviser is responsible for sending your order to Galaxy's transfer agent and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to your financial adviser, but your financial adviser may charge you a fee. For details, please contact your financial adviser.

You can also sell shares directly through Galaxy's transfer agent in any of the following ways:


SELLING BY MAIL
Send your request in writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

You must include the following:

- The name of the Fund
- The number of shares or the dollar amount you want to sell
- Your account number
- Your Social Security number or tax identification number
- The signatures of each registered owner of the account (the signatures must match the names on the account registration).

Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.


SELLING BY PHONE
You can sell shares by calling Galaxy's transfer agent at 1-866-840-5469 unless you tell Galaxy on the account application or in writing that you don't want this privilege. If you have difficulty getting through to Galaxy because of unusual market conditions, consider selling your shares by mail or wire.

SELLING BY WIRE
Notify Galaxy's transfer agent by phone or wire that you wish to sell shares and have the sale proceeds wired to your account at any bank or financial institution in the U.S. that is able to receive wire transfers. To be eligible to use this privilege, you must complete the appropriate section on the account application or notify Galaxy in writing (with a signature guarantee). Your sale proceeds must be more than $1,000.


The sale proceeds must be paid to the same bank and account you named on your application or in your written instructions.

SIGNATURE GUARANTEES

When selling your shares by mail or by phone, you must have your signature guaranteed if:

- you're selling shares worth more than $50,000,
- you want Galaxy to send your money to an address other than the address on your account, unless your assets are transferred to a successor custodian,
- you want Galaxy to send your money to the address on your account that's changed within the last 30 days, or
- you want Galaxy to make the check payable to someone else.

Your signature must be guaranteed by a bank that's a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible institution. A notarized signature is not sufficient.

HOW TO EXCHANGE SHARES
You may exchange Retail A Shares of a Fund having a value of at least $100 for Retail A Shares of any other Galaxy Money Market Fund.


To exchange shares:

- ask your financial adviser

- call Galaxy's transfer agent at 1-866-840-5469

- send your request in writing to:
  The Galaxy Fund
  P.O. Box 6520
  Providence, RI 02940-6520

Galaxy doesn't charge any fee for making exchanges, but your financial adviser might do so. You are generally limited to three exchanges per year. Galaxy may change or cancel the exchange privilege by giving 60 days' advance written notice to shareholders.

OTHER TRANSACTION POLICIES
If Galaxy doesn't receive full payment for your order to buy shares within three business days of the order date, Galaxy won't accept your order. Galaxy will advise you if this happens and return any payment it may eventually receive. You can only invest in shares of the Funds that are legally available in your state.

Galaxy may reject any order to buy shares. Galaxy doesn't issue a certificate when you buy shares, but it does keep a record of shares issued to investors.


Galaxy may refuse your order to sell or exchange shares by wire or telephone if it believes it is advisable to do so. Galaxy or its transfer agent may change or cancel the procedures for selling or exchanging shares by wire or telephone at any time without notice.


If you sell or exchange shares by telephone, you may be responsible for any fraudulent telephone orders as long as Galaxy has taken reasonable precautions to verify your identity, such as requesting information about the way in which your account is registered or about recent transactions in your account.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to you within three business days, but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

If any shares that you're selling are part of an investment you've paid for with a personal check, Galaxy will delay sending your sales proceeds until the check clears, which can take up to 15 days from the purchase date.

Galaxy reserves the right to vary or waive any minimum investment requirement.


SHAREHOLDER SERVICE FEES
Retail A Shares of the Funds can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's Retail A Share assets (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) to financial advisers (which may include affiliates of the Adviser) who provide certain services to their customers who own Retail A Shares of the Funds. The Funds do not intend to pay more than 0.10% in shareholder service fees with respect to Retail A Shares during the current fiscal year.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
Each Fund declares dividends from net investment income daily and pays them within five business days after the end of each month. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. Dividends and distributions are paid in cash unless you indicate on the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

MONEY MARKET, GOVERNMENT MONEY MARKET AND U.S. TREASURY MONEY MARKET FUNDS Distributions by these Funds will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.


TAX-EXEMPT MONEY MARKET FUND
Distributions by this Fund will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. It is possible, depending upon the Fund's investments, that a portion of the Fund's distributions could be taxable to shareholders as ordinary income or capital gains, but the Fund does not expect that this will be the case.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by this Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

ALL FUNDS

Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.


STATE AND LOCAL TAXES

Generally, shareholders may also be subject to state and local taxes on distributions, redemptions and exchanges. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state or localities within a state.

MISCELLANEOUS
The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

GALAXY INVESTOR PROGRAMS


It's easy to buy or sell shares of the Funds by using one of the programs described below. Just tell Galaxy the amount and how frequently you want to buy or sell shares and Galaxy does the rest. For further information on any of these programs, call your financial adviser or Galaxy's transfer agent at 1-866-840-5469.

AUTOMATIC INVESTMENT PROGRAM
You can make automatic investments from your bank account every month or every quarter. You can choose to make your investment on any day of the month or quarter. The minimum investment is $50 a month or $150 a quarter, except for Coverdell Education Savings Accounts (Coverdell Accounts), in which case the minimum investment is $40 a month or $125 a quarter.

PAYROLL DEDUCTION PROGRAM
You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Send a completed Galaxy Payroll Deduction Application to your employer's payroll department. Your employer will arrange to have your investment deducted from your paycheck.

COVERDELL ACCOUNTS
You can save for college by opening a Coverdell Account. The minimum for initial and additional investments in a Coverdell Account is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $40. Coverdell Accounts are not available for the Tax-Exempt Money Market Fund.


CHECKWRITING

You can sign up for Galaxy's checkwriting privilege by completing the signature card that accompanies the account application or by writing or calling Galaxy's transfer agent at 1-866-840-5469 to obtain a signature card. There is no limit on the number of checks you can write each month, although each check must be in an amount of at least $250. Galaxy may impose a fee for use of the checkwriting privilege. Please note that you can't write a check to close your account.

DIRECT DEPOSIT PROGRAM
This program lets you deposit your Social Security payments in your Fund account automatically. There's no minimum deposit. You can cancel the program by notifying the Social Security Administration in writing.


SYSTEMATIC WITHDRAWAL PLAN
You can make regular withdrawals from your Fund account every month, every quarter, every six months or once a year. You need a minimum account balance of $10,000 to participate in the plan.


You may cancel your participation in any of these programs, other than the Direct Deposit Program, by calling your financial adviser or writing to Galaxy at:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

Please allow at least five days for the cancellation to be processed.

HOW TO REACH GALAXY

THROUGH YOUR FINANCIAL ADVISER
Your financial adviser can help you buy, sell or exchange shares and can answer questions about your account.


GALAXY SHAREHOLDER SERVICES
Call Galaxy's transfer agent at 1-866-840-5469, Monday through Friday, 8 a.m. to 6 p.m. (Eastern time), for help from a Galaxy representative.

If you live outside the United States, you can contact Galaxy by calling 1-508-871-9504.

FINANCIAL HIGHLIGHTS


The financial highlights tables following will help you understand the financial performance for the Funds' Retail A Shares for the past five years. Certain information reflects the financial performance of a single Retail A Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Retail A Shares of each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal years ended October 31, 2002, 2001, 2000 and 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report dated October 31, 2002 and are incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request. The information for the fiscal year ended October 31, 1998 was audited by Galaxy's former auditors.


GALAXY MONEY MARKET FUND

(For a share outstanding throughout each period)


                                                                   YEARS ENDED OCTOBER 31,
                                               ----------------------------------------------------------------
                                                   2002        2001           2000        1999        1998
                                               -----------  -----------   -----------  -----------  -----------
                                                                       RETAIL A SHARES
------------------------------------------     ----------------------------------------------------------------
Net asset value, beginning of period           $      1.00  $      1.00   $      1.00  $      1.00  $      1.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                           0.01         0.04          0.06         0.04         0.05

LESS DISTRIBUTIONS:
   Distributions from net investment income          (0.01)       (0.04)        (0.06)       (0.04)       (0.05)

Net increase (decrease) in net asset value               -            -             -            -            -

Net asset value, end of period                 $      1.00  $      1.00   $      1.00  $      1.00  $      1.00
===========================================    ===========  ===========   ===========  ===========  ===========
Total return                                          1.41%        4.40%         5.77%        4.54%        5.04%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000s)         $ 2,242,141  $ 3,140,116   $ 2,785,840  $ 2,434,662  $ 2,139,213

RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursements/waiver                              1.41%        4.28%         5.65%        4.45%        4.94%

   Operating expenses including
   reimbursements/waiver                              0.63%        0.62%         0.63%        0.65%        0.67%

   Operating expenses excluding
   reimbursements/waiver                              0.68%        0.66%         0.69%        0.69%        0.71%



(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.01, $0.04, $0.06, $0.04 and $0.05, respectively.

GALAXY GOVERNMENT MONEY MARKET FUND
(For a share outstanding throughout each period)


                                                                   YEARS ENDED OCTOBER 31,
                                               ----------------------------------------------------------------
                                                   2002        2001           2000        1999        1998
                                               -----------  -----------   -----------  -----------  -----------
                                                                       RETAIL A SHARES
------------------------------------------     ----------------------------------------------------------------
Net asset value, beginning of period           $      1.00  $      1.00   $      1.00  $      1.00  $      1.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                           0.01         0.04          0.05         0.04         0.05

LESS DISTRIBUTIONS:
   Distributions from net investment income          (0.01)       (0.04)        (0.05)       (0.04)       (0.05)

Net increase (decrease) in net asset value               -            -             -            -            -

Net asset value, end of period                 $      1.00  $      1.00   $      1.00  $      1.00  $      1.00
===========================================    ===========  ===========   ===========  ===========  ===========
Total return                                          1.30%        4.30%         5.61%        4.39%        4.94%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000s)         $   258,545  $   357,902   $   333,272  $   348,758  $   352,799

RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursements/waiver                              1.31%        4.25%         5.44%        4.32%        4.84%

   Operating expenses including
   reimbursements/waiver                              0.68%        0.67%         0.68%        0.69%        0.70%

   Operating expenses excluding
   reimbursements/waiver                              0.69%        0.68%         0.69%        0.71%        0.71%



(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.01, $0.04, $0.05, $0.04 and $0.05, respectively.

GALAXY U.S. TREASURY MONEY MARKET FUND
(For a share outstanding throughout each period)


                                                                   YEARS ENDED OCTOBER 31,
                                               ----------------------------------------------------------------
                                                   2002        2001           2000        1999        1998
                                               -----------  -----------   -----------  -----------  -----------
                                                                       RETAIL A SHARES
------------------------------------------     ----------------------------------------------------------------
Net asset value, beginning of period           $      1.00  $      1.00   $      1.00  $      1.00  $      1.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                           0.01         0.04          0.05         0.04         0.05

LESS DISTRIBUTIONS:
   Distributions from net investment income          (0.01)       (0.04)        (0.05)       (0.04)       (0.05)

Net increase (decrease) in net asset value               -            -             -            -            -

Net asset value, end of period                 $      1.00  $      1.00   $      1.00  $      1.00  $      1.00
===========================================    ===========  ===========   ===========  ===========  ===========
Total return                                          1.27%        4.16%         5.26%        4.14%        4.73%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000s)         $   716,936  $   894,962   $   544,741  $   584,364  $   559,053

RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursements/waiver                              1.28%        3.99%         5.17%        4.06%        4.63%

   Operating expenses including
   reimbursements/waiver                              0.62%        0.62%         0.65%        0.67%        0.68%

   Operating expenses excluding
   reimbursements/waiver                              0.62%        0.62%         0.65%        0.67%        0.68%



(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.01, $0.04, $0.05, $0.04 and $0.05, respectively.

GALAXY TAX-EXEMPT MONEY MARKET FUND
(For a share outstanding throughout each period)


                                                                   YEARS ENDED OCTOBER 31,
                                               ----------------------------------------------------------------
                                                   2002        2001           2000        1999        1998
                                               -----------  -----------   -----------  -----------  -----------
                                                                       RETAIL A SHARES
------------------------------------------     ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $      1.00  $      1.00   $      1.00  $      1.00  $      1.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                             0.01         0.03          0.03         0.02         0.03

LESS DISTRIBUTIONS:
   Distributions from net investment income          (0.01)       (0.03)        (0.03)       (0.02)       (0.03)

Net increase (decrease) in net asset value               -            -             -            -            -

Net asset value, end of period                 $      1.00  $      1.00   $      1.00  $      1.00  $      1.00
===========================================    ===========  ===========   ===========  ===========  ===========
Total Return                                          1.04%        2.63%         3.33%        2.53%        2.89%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000s)         $   269,141  $   289,155   $   215,914  $   160,057  $   164,340

RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursements/waiver                              1.03%        2.58%         3.39%        2.51%        2.85%

   Operating expenses including
   reimbursements/waiver                              0.57%        0.59%         0.62%        0.66%        0.67%

   Operating expenses excluding
   reimbursements/waiver                              0.60%        0.62%         0.64%        0.66%        0.67%



(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.01, $0.03, $0.02, $0.04 and $0.03, respectively.

                       This page intentionally left blank

WHERE TO FIND MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.


You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-866-840-5469 or by writing to:


The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520


If you buy your shares through a financial adviser, you may contact your adviser for more information.


You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is
811-4636.


PROGALMM (2/28/03)

[GRAPHIC]

GALAXY MONEY MARKET FUNDS

THE GALAXY FUND

PROSPECTUS

February 28, 2003



GALAXY MONEY MARKET FUND


GALAXY GOVERNMENT MONEY MARKET FUND


GALAXY U.S. TREASURY MONEY MARKET FUND


GALAXY TAX-EXEMPT MONEY MARKET FUND


TRUST SHARES


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


[GALAXY FUNDS LOGO]

CONTENTS


 1    RISK/RETURN SUMMARY

 1    Introduction

 2    Galaxy Money Market Fund

 5    Galaxy Government Money Market Fund

 8    Galaxy U.S. Treasury Money Market Fund

11    Galaxy Tax-Exempt Money Market Fund

14    Additional information about Fund investments and risk

15    Investor guidelines

16    FUND MANAGEMENT

17    HOW TO INVEST IN THE FUNDS

17    Buying and selling shares

17     HOW TO BUY SHARES

18     HOW TO SELL SHARES

18     OTHER TRANSACTION POLICIES

19    DIVIDENDS, DISTRIBUTIONS AND TAXES

20    FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

INTRODUCTION


This prospectus describes the Galaxy Money Market Fund, Galaxy Government Money Market Fund, Galaxy U.S. Treasury Money Market Fund and Galaxy Tax-Exempt Money Market Fund. The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' investment adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity and diversification. The Funds don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the dollar-weighted average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.

On the following pages you'll find important information about each of these Galaxy Money Market Funds, including:


- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
-  the main risks associated with an investment in the Fund
- the Fund's past performance measured on both a year-by-year and long-term basis
-  the fees and expenses that you will pay as an investor in the Fund.

WHICH FUND IS RIGHT FOR YOU?

Not all mutual funds are right for all investors. Your investment goals and tolerance for risk will determine which fund is right for you. On page 15, you'll find a table which sets forth general guidelines to help you decide which of these Galaxy Money Market Funds is best suited to you.


THE FUNDS' INVESTMENT ADVISER
Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds.

AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

GALAXY MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in high quality short-term debt obligations of U.S. and foreign issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and instrumentalities or by foreign governments and their political subdivisions and instrumentalities, taxable municipal securities, obligations issued by U.S. and foreign banks, such as certificates of deposit, and repurchase agreements backed by such securities. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. and foreign banks, and in U.S. Government obligations.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free.

Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.


- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- REPURCHASE AGREEMENTS - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.


- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares of the Fund has varied from year to year.


[CHART]

1995         5.50%
1996         4.94%
1997         5.19%
1998         5.14%
1999         4.80%
2000         6.12%
2001         3.86%
2002         1.40%


BEST QUARTER
1.57% for the quarter ending December 31, 2000

WORST QUARTER
0.30% for the quarter ending December 31, 2002


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2002.



                                                              SINCE
                                      1 YEAR     5 YEARS  INCEPTION
-------------------------------------------------------------------------------
Trust Shares                            1.40%       4.25%      4.62%  (11/1/94)
-------------------------------------------------------------------------------



To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)


                                                                                   TOTAL FUND
                                 MANAGEMENT      DISTRIBUTION           OTHER       OPERATING
                                       FEES      (12b-1) FEES        EXPENSES        EXPENSES
---------------------------------------------------------------------------------------------
Trust Shares                           0.40%(1)          None            0.11%           0.51%(1)
---------------------------------------------------------------------------------------------



(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.36%. Total Fund operating expenses after this waiver are expected to be 0.47%. This fee waiver may be revised or discontinued at any time.


EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-  you invest $10,000 for the periods shown
-  you reinvest all dividends and distributions in the Fund
-  you sell all your shares at the end of the periods shown
-  your investment has a 5% return each year
-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                                     1 YEAR     3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Trust Shares                           $ 52       $ 164      $ 285         $ 640
--------------------------------------------------------------------------------

GALAXY GOVERNMENT
MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities, and repurchase agreements backed by these obligations. The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.


THE MAIN RISKS OF INVESTING IN THE FUND
While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although U.S. Government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.


- REPURCHASE AGREEMENTS - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.


- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares of the Fund has varied from year to year.


[CHART]

1995       5.47%
1996       4.89%
1997       5.10%
1998       5.06%
1999       4.66%
2000       5.95%
2001       3.76%
2002       1.30%


BEST QUARTER
1.53% for the quarter ending December 31, 2000

WORST QUARTER
0.27% for the quarter ending December 31, 2002


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2002.



                                                                 SINCE
                                         1 YEAR     5 YEARS  INCEPTION
----------------------------------------------------------------------------------
Trust Shares                               1.30%       4.14%      4.48%  (11/1/94)
----------------------------------------------------------------------------------



To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)


                                                                                  TOTAL FUND
                                MANAGEMENT      DISTRIBUTION           OTHER       OPERATING
                                      FEES      (12b-1) FEES        EXPENSES        EXPENSES
--------------------------------------------------------------------------------------------
Trust Shares                          0.40%             None            0.13%           0.53%
--------------------------------------------------------------------------------------------



EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-  you invest $10,000 for the periods shown
-  you reinvest all dividends and distributions in the Fund
-  you sell all your shares at the end of the periods shown
-  your investment has a 5% return each year
-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                                  1 YEAR     3 YEARS    5 YEARS      10 YEARS
-----------------------------------------------------------------------------
Trust Shares                        $ 54       $ 170      $ 296         $ 665
-----------------------------------------------------------------------------

GALAXY U.S. TREASURY
MONEY MARKET FUND



THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks current income with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in securities that provide income that is generally not subject to state income tax. The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in money market instruments issued by the U.S. Treasury, including bills, notes and bonds. The Fund also invests in securities that may be guaranteed by the U.S. Treasury and certain U.S. Government agency obligations.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free.

Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although U.S. Government securities, particularly U.S. Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares of the Fund has varied from year to year.


[CHART]

1995       5.23%
1996       4.76%
1997       4.88%
1998       4.80%
1999       4.37%
2000       5.63%
2001       3.61%
2002       1.27%


BEST QUARTER
1.48% for the quarter ending December 31, 2000

WORST QUARTER
0.27% FOR THE QUARTER ENDING DECEMBER 31, 2002


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2002.



                                                              SINCE
                                      1 YEAR     5 YEARS  INCEPTION
-------------------------------------------------------------------------------
Trust Shares                            1.27%       3.93%      4.32%  (11/1/94)
-------------------------------------------------------------------------------



To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)


                                                                              TOTAL FUND
                            MANAGEMENT      DISTRIBUTION           OTHER       OPERATING
                                  FEES      (12b-1) FEES        EXPENSES        EXPENSES
----------------------------------------------------------------------------------------
Trust Shares                      0.37%             None            0.11%           0.48%
----------------------------------------------------------------------------------------


EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-  you invest $10,000 for the periods shown
-  you reinvest all dividends and distributions in the Fund
-  you sell all your shares at the end of the periods shown
-  your investment has a 5% return each year
-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                                      1 YEAR     3 YEARS    5 YEARS      10 YEARS
---------------------------------------------------------------------------------
Trust Shares                            $ 49       $ 154      $ 269         $ 604
---------------------------------------------------------------------------------

GALAXY TAX-EXEMPT
MONEY MARKET FUND


THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax). Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.


The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.


- REPURCHASE AGREEMENTS - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.


- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares of the Fund has varied from year to year.


[CHART]

1995     3.34%
1996     2.92%
1997     3.14%
1998     2.95%
1999     2.73%
2000     3.58%
2001     2.36%
2002     1.09%


BEST QUARTER
0.95% for the quarter ending December 31, 2000

WORST QUARTER
0.25% for the quarter ending September 30, 2002


AVERAGE ANNUAL TOTAL RETURNS
The table shows the Fund's average annual total returns for the periods ended December 31, 2002.


                                                       SINCE
                               1 YEAR     5 YEARS  INCEPTION
------------------------------------------------------------------------
Trust Shares                     1.09%       2.54%      2.76%  (11/1/94)
------------------------------------------------------------------------



To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)


                                                                             TOTAL FUND
                           MANAGEMENT      DISTRIBUTION           OTHER       OPERATING
                                 FEES      (12b-1) FEES        EXPENSES        EXPENSES
---------------------------------------------------------------------------------------
Trust Shares                     0.40%(1)          None            0.09%           0.49%(1)
---------------------------------------------------------------------------------------



(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.37%. Total Fund operating expenses after this waiver are expected to be 0.46%. This fee waiver may be revised or discontinued at any time.


EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-  you invest $10,000 for the periods shown
-  you reinvest all dividends and distributions in the Fund
-  you sell all your shares at the end of the periods shown
-  your investment has a 5% return each year
-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                                1 YEAR      3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------
Trust Shares                      $ 50        $ 157       $ 274        $ 616
----------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK



The main investment strategies for each of these Galaxy Money Market Funds and the particular types of securities in which each Fund primarily invests and their associated risks have been described above. The following provides additional information about some of the types of securities in which one or more of these Funds may invest.

U.S. GOVERNMENT OBLIGATIONS
U.S. Government obligations are debt obligations issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. U.S. Government obligations, in particular U.S. Treasury obligations which are backed by the "full faith and credit" of the U.S. Government, generally have less credit risk than other debt obligations.

MUNICIPAL SECURITIES
State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. There are several types of municipal securities. GENERAL OBLIGATION SECURITIES are secured by the issuer's full faith, credit and taxing power. REVENUE SECURITIES are usually payable only from revenues derived from specific facilities or revenue sources. PRIVATE ACTIVITY BONDS are issued to finance projects for private companies and are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which a Fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Fund on a certain date and at a certain price.


TEMPORARY DEFENSIVE POSITIONS
Each Fund may temporarily hold up to 100% of its total assets in investments that aren't part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and, in the case of the Tax-Exempt Money Market Fund, short-term taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, in excess of 20% of the Fund's assets. This strategy could prevent a Fund from achieving its investment objective.

OTHER TYPES OF INVESTMENTS

Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI), which is referred to on the back cover of this prospectus.

INVESTOR GUIDELINES


The table below provides information as to which type of investor might want to invest in each of these Galaxy Money Market Funds. It's meant as a general guide only. TAX-EXEMPT FUNDS ARE GENERALLY NOT APPROPRIATE INVESTMENTS FOR TAX-DEFERRED RETIREMENT ACCOUNTS, SUCH AS IRAS, BECAUSE THEIR RETURNS BEFORE TAXES ARE GENERALLY LOWER THAN THOSE OF TAXABLE FUNDS. Consult your financial adviser or plan administrator for help in deciding which Fund is right for you.



     GALAXY FUND             MAY BE BEST SUITED FOR
     ---------------------------------------------------------------------------
     Galaxy Money          - investors who want a flexible and convenient way to
     Market Fund             manage cash while earning money market returns

     Galaxy Government     - investors who want a way to earn money market
     Money Market Fund       returns with the extra margin of safety associated
                             with U.S. Government obligations

     Galaxy U.S. Treasury  - investors who want a way to earn money market
     Money Market Fund       returns from U.S. Treasury obligations that are
                             generally free from state and local taxes

     Galaxy Tax-Exempt     - investors who want a way to earn money market
     Money Market Fund       returns that are free from federal income tax



TAX-EQUIVALENT YIELD
One way to understand the tax advantages of a tax-exempt fund, such as the Galaxy Tax-Exempt Money Market Fund, is to compare its after-tax return to that of a taxable investment. For example, suppose you are in the 35% federal income tax bracket. If you earn 10% on a taxable fund, the fund's return after taxes will be 6.5%. On the other hand, if you earn 6.5% on a tax-exempt fund, your after-tax return is also 6.5% because you pay no federal income taxes on the tax-exempt fund's returns. So, you are better off if you can earn more than 6.5% on a tax-exempt fund than if you earn a 10% return on a taxable fund before paying federal income taxes. However, the lower your federal income tax bracket, the less likely it is that you will enjoy a higher after-tax return from a tax-exempt fund than from a taxable fund.

FUND MANAGEMENT


ADVISER

The Adviser, a wholly-owned subsidiary of Columbia Management Group, Inc. and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 2002, the Adviser and its affiliates managed over $143 billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of portfolio securities, and maintains related records.

The Adviser also serves as the Funds' administrator. Liberty Funds Distributor, Inc., an affiliate of the Adviser, serves as the Funds' distributor and Colonial Management Associates, Inc., also an affiliate of the Adviser, provides the Funds with certain pricing and bookkeeping services.


ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES
The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

MANAGEMENT FEES
The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.


                                      MANAGEMENT FEE AS A
FUND                              % OF AVERAGE NET ASSETS
---------------------------------------------------------
Money Market Fund                                    0.36%

Government Money Market Fund                         0.40%

U.S. Treasury Money Market Fund                      0.37%

Tax-Exempt Money Market Fund                         0.37%


SUB-ACCOUNT SERVICES
Affiliates of the Adviser and certain other parties may receive fees from Galaxy's transfer agent for providing certain sub-accounting and administrative services to participant sub-accounts with respect to Trust Shares of the Funds (other than the Tax-Exempt Money Market Fund) held by defined contribution plans. The transfer agency fees payable by Trust Shares of the Funds have been increased by an amount equal to these fees, so that the holders of Trust Shares indirectly bear these fees.

HOW TO INVEST IN THE FUNDS

BUYING AND SELLING SHARES

The price per share when you buy or sell your shares is based on a Fund's net asset value (NAV). The NAV per share is the value of a Fund's assets attributable to Trust Shares, minus the value of the Fund's liabilities attributable to Trust Shares, divided by the number of Trust Shares held by investors.


Trust Shares of the Funds are available for purchase by the following types of investors:

- Investors maintaining a qualified account at a bank or trust institution, including subsidiaries of FleetBoston Financial Corporation

-  Participants in employer-sponsored defined contribution plans.

Qualified accounts include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts. Your institution can provide more information about which types of accounts are eligible.


You can buy and sell Trust Shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York, the principal bond markets (as recommended by the Bond Market Association) and your financial institution or employer-sponsored plan are open for business. These entities are generally open every Monday through Friday, except national holidays. During certain emergency closings of the New York Stock Exchange, however, a Fund may open for business if it can maintain its operations. In this event, a Fund will determine its NAV per share at the times described below. To determine if a Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange, please call Galaxy at 1-866-840-5469.

If your order to buy shares is received and accepted by Galaxy's transfer agent by 11:00 a.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend) if Galaxy's custodian receives the purchase price in immediately available funds by 11:00 a.m. that day. If your order to purchase shares is received and accepted by Galaxy's transfer agent after 11:00 a.m. (Eastern time) but before 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day) if Galaxy's custodian receives the purchase price in immediately available funds by 4:00 p.m. on the day of your order. The price at which you sell shares is the NAV per share next determined after receipt of your order. NAV per share is determined on each day that the New York Stock Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open as of 11:00 a.m. (Eastern time) and at the close of regular trading on the New York Stock Exchange that day (usually 4:00 p.m. Eastern time).


The Funds' assets are valued at amortized cost, which is approximately equal to market value.


HOW TO BUY SHARES
You can buy Trust Shares by following the procedures established by your financial institution or your employer-sponsored plan. Your financial institution or plan administrator is responsible for sending your order to Galaxy's transfer agent and wiring payment to Galaxy's custodian. The financial institution or employer-sponsored plan holds the shares in your name and receives all confirmations of purchases and sales.

Galaxy does not have minimum investment requirements for initial or additional investments in Trust Shares, but financial institutions and employer-sponsored plans may. They may also require you to maintain a minimum account balance.


HOW TO SELL SHARES

You can sell Trust Shares by following the procedures established by your financial institution or your employer-sponsored plan. Your financial institution or plan administrator is responsible for sending your order to Galaxy's transfer agent and for crediting your account with the proceeds. Galaxy doesn't charge for wiring the proceeds, but your financial institution or employer-sponsored plan may charge a fee. Contact your financial institution or plan administrator for more information.


OTHER TRANSACTION POLICIES
Galaxy may reject any order to buy shares. Galaxy doesn't issue a certificate when you buy shares, but it does keep a record of shares issued to investors.

Sales proceeds are normally wired to your financial institution or plan administrator on the next business day, but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

Galaxy may ask for any information it might reasonably need to make sure that you've authorized a sale of shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
Each Fund declares dividends from net investment income daily and pays them within five business days after the end of each month. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. Dividends and distributions are paid in cash unless you indicate on the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

MONEY MARKET, GOVERNMENT MONEY MARKET AND U.S. TREASURY MONEY MARKET FUNDS Distributions by these Funds will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

TAX-EXEMPT MONEY MARKET FUND
Distributions by this Fund will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. It is possible, depending upon the Fund's investments, that a portion of the Fund's distributions could be taxable to shareholders as ordinary income or capital gains, but the Fund does not expect that this will be the case.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by this Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

ALL FUNDS
Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

STATE AND LOCAL TAXES
Generally, shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state or localities within a state.

MISCELLANEOUS
The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

FINANCIAL HIGHLIGHTS


The financial highlights tables following will help you understand the financial performance for the Funds' Trust Shares for the past five years. Certain information reflects the financial performance of a single Trust Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Trust Shares of each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal years ended October 31, 2002, 2001, 2000 and 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report dated October 31, 2002 and are incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request. The information for the fiscal year ended October 31, 1998 was audited by Galaxy's former auditors.


GALAXY MONEY MARKET FUND
(For a share outstanding throughout each period)


                                                                             YEARS ENDED OCTOBER 31,
                                                --------------------------------------------------------------------------------
                                                    2002             2001             2000             1999             1998
                                                ------------     ------------     ------------     ------------     ------------
                                                                                  TRUST SHARES
                                                --------------------------------------------------------------------------------
Net asset value, beginning of period            $       1.00     $       1.00     $       1.00     $       1.00     $       1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(1)                             (0.02)            0.04             0.06             0.05             0.05

LESS DISTRIBUTIONS:
  Distributions from net investment income             (0.02)           (0.04)           (0.06)           (0.05)           (0.05)

Net increase (decrease) in net asset value                 -                -                -                -                -

Net asset value, end of period                  $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
                                                ------------     ------------     ------------     ------------     ------------
Total return                                            1.58%            4.56%            5.95%            4.72%            5.23%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000s)          $  2,038,906     $  2,549,240     $  1,999,243     $  1,679,875     $  1,262,900

RATIOS TO AVERAGE NET ASSETS:
  Net investment income including
  reimbursements/waiver                                 1.57%            4.44%            5.82%            4.62%            5.12%

  Operating expenses including
  reimbursements/waiver                                 0.47%            0.46%            0.46%            0.48%            0.49%

  Operating expenses excluding
  reimbursements/waiver                                 0.51%            0.50%            0.51%            0.52%            0.53%



(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.02, $0.04, $0.06, $0.05 and $0.05, respectively.

GALAXY GOVERNMENT MONEY MARKET FUND
(For a share outstanding throughout each period)


                                                                             YEARS ENDED OCTOBER 31,
                                                --------------------------------------------------------------------------------
                                                    2002             2001             2000             1999             1998
                                                ------------     ------------     ------------     ------------     ------------
                                                                                  TRUST SHARES
                                                --------------------------------------------------------------------------------
Net asset value, beginning of period            $       1.00     $       1.00     $       1.00     $       1.00     $       1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(1)                              0.01             0.04             0.06             0.04             0.05

LESS DISTRIBUTIONS:
  Distributions from net investment income             (0.01)           (0.04)           (0.06)           (0.04)           (0.05)

Net increase (decrease) in net asset value                 -                -                -                -                -

Net asset value, end of period                  $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
                                                ------------     ------------     ------------     ------------     ------------
Total return                                            1.47%            4.47%            5.78%            4.58%            5.15%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000s)           $    480,171     $    578,193     $    528,502     $    592,305     $    722,476

RATIOS TO AVERAGE NET ASSETS:
  Net investment income including
  reimbursements/waiver                                 1.47%            4.41%            5.61%            4.50%            5.03%

  Operating expenses including
  reimbursements/waiver                                 0.52%            0.51%            0.51%            0.51%            0.51%

  Operating expenses excluding
  reimbursements/waiver                                 0.53%            0.52%            0.52%            0.53%            0.52%



(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.01, $0.04, $0.06, $0.04 and $0.05, respectively.

GALAXY U.S. TREASURY MONEY MARKET FUND
(For a share outstanding throughout each period)


                                                                             YEARS ENDED OCTOBER 31,
                                                --------------------------------------------------------------------------------
                                                    2002             2001             2000             1999             1998
                                                ------------     ------------     ------------     ------------     ------------
                                                                                  TRUST SHARES
                                                --------------------------------------------------------------------------------
Net asset value, beginning of period            $       1.00     $       1.00     $       1.00     $       1.00     $       1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(1)                              0.01             0.04             0.05             0.04             0.05

LESS DISTRIBUTIONS:
  Distributions from net investment income             (0.01)           (0.04)           (0.05)           (0.04)           (0.05)

Net increase (decrease) in net asset value                 -                -                -                -                -

Net asset value, end of period                  $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
                                                ------------     ------------     ------------     ------------     ------------
Total return                                            1.42%            4.31%            5.42%            4.30%            4.90%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000s)           $    768,725     $    885,644     $    510,815     $    459,792     $    429,645

RATIOS TO AVERAGE NET ASSETS:
  Net investment income including
  reimbursements/waiver                                 1.42%            4.13%            5.33%            4.22%            4.80%

  Operating expenses including
  reimbursements/waiver                                 0.48%            0.48%            0.49%            0.51%            0.51%

  Operating expenses excluding
  reimbursements/waiver                                 0.48%            0.48%            0.49%            0.51%            0.51%



(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.01, $0.04, $0.05, $0.04 and $0.05, respectively.

GALAXY TAX-EXEMPT MONEY MARKET FUND
(For a share outstanding throughout each period)


                                                                             YEARS ENDED OCTOBER 31,
                                                --------------------------------------------------------------------------------
                                                    2002             2001             2000             1999             1998
                                                ------------     ------------     ------------     ------------     ------------
                                                                                  TRUST SHARES
                                                --------------------------------------------------------------------------------
Net asset value, beginning of period            $       1.00     $       1.00     $       1.00     $       1.00     $       1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(1)                              0.01             0.03             0.03             0.03             0.03

LESS DISTRIBUTIONS:
  Distributions from net investment income             (0.01)           (0.03)           (0.03)           (0.03)           (0.03)

Net increase (decrease) in net asset value                 -                -                -                -                -

Net asset value, end of period                  $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
                                                ------------     ------------     ------------     ------------     ------------
Total return                                            1.15%            2.77%            3.46%            2.67%            3.03%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000s)           $  1,465,683     $  1,487,635     $  1,276,445     $    556,137     $    227,176

RATIOS TO AVERAGE NET ASSETS:
  Net investment income
  including reimbursements/waiver                       1.14%            2.71%            3.52%            2.65%            2.99%

  Operating expenses including
  reimbursements/waiver                                 0.46%            0.46%            0.49%            0.52%            0.53%

  Operating expenses excluding
  reimbursements/waiver                                 0.49%            0.49%            0.51%            0.52%            0.53%


(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.01, $0.03, $0.03, $0.03 and $0.03, respectively.

                       This page intentionally left blank

                       This page intentionally left blank

WHERE TO FIND MORE INFORMATION


You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.


You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-866-840-5469 or by writing to:


The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090


Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request, to the SEC's e-mail address at publicinfo@sec.gov.


Galaxy's Investment Company Act File No. is
811-4636.

PROTRMM 15041 (2/28/03) PKG50

                                THE GALAXY FUND

                 GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND
                GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
                  GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND
                 GALAXY NEW JERSEY MUNICIPAL MONEY MARKET FUND
                   GALAXY FLORIDA MUNICIPAL MONEY MARKET FUND

                                RETAIL A SHARES

                       SUPPLEMENT DATED FEBRUARY 28, 2003
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2003

    As of the date of this Prospectus, Galaxy had not yet begun to offer for sale Retail A Shares of the New York Municipal Money Market Fund, New Jersey Municipal Money Market Fund or Florida Municipal Money Market Fund.

MMRETSS-SUP (2/28/03)

[GRAPHIC]

GALAXY MUNICIPAL MONEY MARKET FUND

THE GALAXY FUND

PROSPECTUS

FEBRUARY 28, 2003

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND

GALAXY NEW JERSEY MUNICIPAL MONEY MARKET FUND

GALAXY FLORIDA MUNICIPAL MONEY MARKET FUND

RETAIL A SHARES


ALTHOUGH THESE SECURITIES HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION, THE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[GALAXY FUNDS LOGO]

                                    CONTENTS


     1   RISK/RETURN SUMMARY

     1   Introduction

     2   Galaxy Connecticut Municipal Money Market Fund

     5   Galaxy Massachusetts Municipal Money Market Fund

     8   Galaxy New York Municipal Money Market Fund

    11   Galaxy New Jersey Municipal Money Market Fund

    13   Galaxy Florida Municipal Money Market Fund

    15   Additional information about Fund investments and risk

    16   FUND MANAGEMENT

    17   HOW TO INVEST IN THE FUNDS

    17   Buying, selling and exchanging shares

    17    HOW TO BUY SHARES

    18    HOW TO SELL SHARES

    19    HOW TO EXCHANGE SHARES

    20    OTHER TRANSACTION POLICIES

    20    SHAREHOLDER SERVICE FEES

    21   DIVIDENDS, DISTRIBUTIONS AND TAXES

    23   GALAXY INVESTOR PROGRAMS

    24   HOW TO REACH GALAXY

    25   FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY


INTRODUCTION


This prospectus describes the Galaxy Connecticut Municipal Money Market Fund, Galaxy Massachusetts Municipal Money Market Fund, Galaxy New York Municipal Money Market Fund, Galaxy New Jersey Municipal Money Market Fund and Galaxy Florida Municipal Money Market Fund. The Galaxy Municipal Money Market Funds invest primarily in short-term municipal securities that are determined by the Funds' investment adviser to carry very little risk. Municipal securities are debt obligations of state and local governments and other political or public bodies or agencies. The interest paid on municipal securities is generally exempt from federal income tax and, in some cases, state and local income tax. Because each of the Funds is a "money market fund," municipal securities purchased by each Fund must meet strict requirements as to investment quality, maturity and diversification. The Funds don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the dollar-weighted average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.

On the following pages, you'll find important information about each of the Galaxy Municipal Money Market Funds, including:


- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
-  the main risks associated with an investment in the Fund
- the Fund's past performance measured on both a year-by-year and long-term basis
-  the fees and expenses that you will pay as an investor in the Fund.

WHICH FUND IS RIGHT FOR YOU?
The Funds are designed for investors who are looking for a way to earn money market returns that are free of federal income tax and, in some cases, state and local income taxes. A Fund that specializes in a particular state is best suited to residents of that state who are looking for income that is free of the state's income tax or, in the case of the Florida Municipal Money Market Fund, the state's intangible personal property tax. TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR TAX-DEFERRED RETIREMENT ACCOUNTS, SUCH AS IRAS, BECAUSE THEIR RETURNS BEFORE TAXES ARE GENERALLY LOWER THAN THOSE OF TAXABLE FUNDS.

TAX-EQUIVALENT YIELD
One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose you are in the 35% federal income tax bracket. If you earn 10% on a taxable fund, the fund's return after taxes will be 6.5%. On the other hand, if you earn 6.5% on a tax-exempt fund, your after-tax return is also 6.5% because you pay no federal income taxes on the tax-exempt fund's returns. So, you are better off if you can earn more than 6.5% on a tax-exempt fund than if you earn a 10% return on a taxable fund before paying federal income taxes. However, the lower your federal income tax bracket, the less likely it is that you will enjoy a higher after-tax return from a tax-exempt fund than from a taxable fund.

THE FUNDS' INVESTMENT ADVISER
Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds.

AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks to provide current income exempt from federal regular income tax and the Connecticut state income tax on individuals, trusts and estates, consistent with relative stability of principal and liquidity.

THE FUND'S MAIN INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in Connecticut municipal securities, which are securities issued by or on behalf of the State of Connecticut and other government issuers (and may include issuers located outside Connecticut) and that pay interest which is exempt from both federal regular income tax and the Connecticut state income tax on individuals, trusts and estates. Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND
While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Because the Fund invests primarily in Connecticut municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Connecticut. Other considerations affecting the Fund's investments in Connecticut municipal securities are summarized in the Statement of Additional Information.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on October 4, 1993 as a separate portfolio (the Predecessor Fund) of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold two classes of shares, Investment Shares and Trust Shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their Investment Shares and Trust Shares for Retail A Shares of the Fund. The returns for periods prior to December 4, 1995 are for Investment Shares of the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS
The bar chart shows how the performance of the Fund has varied from year to year.

[CHART]

1994       1.99%
1995       2.97%
1996       2.78%
1997       2.98%
1998       2.77%
1999       2.53%
2000       3.31%
2001       1.98%
2002       0.84%

BEST QUARTER
0.87% for the quarter ending December 31, 2000

WORST QUARTER
0.19% for the quarter ending March 31, 2002

AVERAGE ANNUAL TOTAL RETURNS
The table shows the Fund's average annual total returns for the periods ended December 31, 2002, after taking into account any sales charges on Investment Shares of the Predecessor Fund.

                                                                                            SINCE
                                                                  1 YEAR     5 YEARS    INCEPTION
-------------------------------------------------------------------------------------------------------------
Retail A Shares                                                     0.84%       2.28%        2.44%  (10/04/93)

To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                                                    TOTAL FUND
                                                  MANAGEMENT      DISTRIBUTION          OTHER        OPERATING
                                                        FEES      (12b-1) FEES       EXPENSES         EXPENSES
--------------------------------------------------------------------------------------------------------------
Retail A Shares                                         0.40%             None           0.22%(1)         0.62%

(1) The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Retail A shares (comprised of up to 0.25% For shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate of not more than 0.10% during the current fiscal year.

EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-  you invest $10,000 for the periods shown
-  you reinvest all dividends and distributions in the Fund
-  you sell all your shares at the end of the periods shown
-  your investment has a 5% return each year
-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                                                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------------------
Retail A Shares                                                   $   63      $   199    $   346      $    774

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks to provide current income exempt from federal regular income tax and the income taxes imposed by the Commonwealth of Massachusetts, consistent with relative stability of principal and liquidity.

THE FUND'S MAIN INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in Massachusetts municipal securities, which are securities issued by or on behalf of the Commonwealth of Massachusetts and other government issuers (and may include issuers located outside Massachusetts) and that pay interest which is exempt from both federal regular income tax and Massachusetts personal income tax. Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND
While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Since the Fund invests primarily in Massachusetts municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Massachusetts. Other considerations affecting the Fund's investments in Massachusetts municipal securities are summarized in the Statement of Additional Information.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on October 5, 1993 as a separate portfolio (the Predecessor Fund) of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Retail A Shares of the Fund. The returns for periods prior to December 4, 1995 are for shares of the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS
The bar chart shows how the performance of the Fund has varied from year to year.

[CHART]

1994       2.15%
1995       3.23%
1996       2.78%
1997       2.96%
1998       2.79%
1999       2.56%
2000       3.42%
2001       2.18%
2002       0.95%

BEST QUARTER
0.91% for the quarter ending December 31, 2000

WORST QUARTER
0.21% for the quarter ending September 30, 2002

AVERAGE ANNUAL TOTAL RETURNS


The table shows the Fund's average annual total returns for the periods ended December 31, 2002.


                                                                                           SINCE
                                                                  1 YEAR      5 YEARS  INCEPTION
------------------------------------------------------------------------------------------------------------
Retail A Shares                                                     0.95%        2.38%      2.54%  (10/05/93)

To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                                                    TOTAL FUND
                                                  MANAGEMENT      DISTRIBUTION           OTHER       OPERATING
                                                        FEES      (12b-1) FEES        EXPENSES        EXPENSES
--------------------------------------------------------------------------------------------------------------
Retail A Shares                                         0.40%             None            0.18%(1)        0.58%

(1) The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Retail A Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate of not more than 0.10% during the current fiscal year.

EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-  you invest $10,000 for the periods shown
-  you reinvest all dividends and distributions in the Fund
-  you sell all your shares at the end of the periods shown
-  your investment has a 5% return each year
-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                                                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------------------
Retail A Shares                                                   $   59      $   186    $   324      $    726

GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks to provide current income exempt from federal regular income tax and New York State and New York City personal income tax, consistent with relative stability of principal and liquidity.

THE FUND'S MAIN INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in New York municipal securities, which are securities issued by or on behalf of the State of New York and other government issuers (and may include issuers located outside the State of New
York) and that pay interest which is exempt from federal regular income tax and New York State and New York City personal income tax. Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND
While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.


- SINGLE STATE RISK - Because the Fund invests primarily in New York municipal securities, the Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York municipal securities to meet their continuing obligations for the payment of principal and interest. New York State and New York City have at times faced serious economic problems that have adversely affected New York municipal issuers. The risk of a downturn in the U.S. economy, particularly in New York City and New York State, has been heightened by the terrorist attack on the World Trade Center on September 11, 2001. It is likely that New York City and New York State will continue to suffer financial difficulties resulting from the attack, and the anticipated financial difficulties could adversely affect the ability of New York municipal issuers to make prompt payments of principal and interest. The default or credit rating downgrade of one of these issuers could affect the market values and marketability of all New York municipal securities and hurt the Fund's performance. As a result, the Fund may be more volatile than a more geographically diversified municipal fund. Furthermore, if the Fund has difficulty finding attractive New York municipal securities to purchase, the amount of the Fund's income that is subject to New York taxes could increase. Other considerations affecting the Fund's investments in New York municipal securities are summarized in the Statement of Additional Information.


- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
No performance information is presented because the Fund had not commenced operations prior to the date of this prospectus.

FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                                                        TOTAL FUND
                                                  MANAGEMENT      DISTRIBUTION           OTHER           OPERATING
                                                        FEES      (12b-1) FEES        EXPENSES            EXPENSES
------------------------------------------------------------------------------------------------------------------
Retail A Shares                                         0.40%             None            0.25%(1),(2)        0.65%

(1) Other expenses are based on estimated amounts for the current fiscal year.

(2) The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% Of the Fund's average daily net assets attributable to Retail A Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% For administrative support services), but will limit such fees to an aggregate of not more than 0.10% during the current fiscal year.

EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-  you invest $10,000 for the periods shown
-  you reinvest all dividends and distributions in the Fund
-  you sell all your shares at the end of the periods shown
-  your investment has a 5% return each year
-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                                                                          1 YEAR       3 YEARS
--------------------------------------------------------------------------------------------------------------
Retail A Shares                                                                           $   66       $   208
--------------------------------------------------------------------------------------------------------------

GALAXY NEW JERSEY MUNICIPAL MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks to provide current income exempt from federal regular income tax and the New Jersey State personal income tax, consistent with relative stability of principal and liquidity.

THE FUND'S MAIN INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in New Jersey municipal securities, which are securities issued by or on behalf of the State of New Jersey and other government issuers (and may include issuers located outside New Jersey) and that pay interest which is exempt from both federal regular income tax and New Jersey personal income tax. Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND
While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Because the Fund invests primarily in New Jersey municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect New Jersey. Other considerations affecting the Fund's investments in New Jersey municipal securities are summarized in the Statement of Additional Information.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
No performance information is presented because the Fund had not commenced operations prior to the date of this prospectus.

FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                                                        TOTAL FUND
                                                  MANAGEMENT      DISTRIBUTION           OTHER           OPERATING
                                                        FEES      (12b-1) FEES        EXPENSES            EXPENSES
------------------------------------------------------------------------------------------------------------------
Retail A Shares                                         0.40%             None            0.29%(1),(2)        0.69%(2)

(1) Other expenses are based on estimated amounts for the current fiscal year.


(2) The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Retail A Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate of not more than 0.10% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the shareholder service fees so that Other expenses are expected to be 0.24%. Total Fund operating expenses after this waiver are expected to be 0.64%. This fee waiver may be revised or discontinued at any time.


EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-  you invest $10,000 for the periods shown
-  you reinvest all dividends and distributions in the Fund
-  you sell all your shares at the end of the periods shown
-  your investment has a 5% return each year
-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                                                                           1 YEAR      3 YEARS
--------------------------------------------------------------------------------------------------------------
Retail A Shares                                                                            $   70      $   221

GALAXY FLORIDA MUNICIPAL MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks to provide current income exempt from federal regular income tax through Fund shares that are exempt from Florida intangible personal property tax, consistent with relative stability of principal and liquidity.


THE FUND'S MAIN INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in Florida municipal securities, which are securities issued by or on behalf of the State of Florida and other government issuers (and may include issuers located outside Florida) that pay interest which is exempt from federal regular income tax and that are exempt from the Florida intangible personal property tax. Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.


Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND
While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Since the Fund invests primarily in Florida municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Florida. Other considerations affecting the Fund's investments in Florida municipal securities are summarized in the Statement of Additional Information.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
No performance information is presented because the Fund had not commenced operations prior to the date of this prospectus.

FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                                                        TOTAL FUND
                                                  MANAGEMENT      DISTRIBUTION           OTHER           OPERATING
                                                        FEES      (12b-1) FEES        EXPENSES            EXPENSES
------------------------------------------------------------------------------------------------------------------
Retail A Shares                                         0.40%             None            0.27%(1),(2)        0.67%(2)

(1) Other expenses are based on estimated amounts for the current fiscal year.


(2) The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% Of the Fund's average daily net assets attributable to Retail A Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate of not more than 0.10% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the shareholder service fees so that Other expenses are expected to be 0.22%. Total Fund operating expenses after this waiver are expected to be 0.62%. This fee waiver may be revised or discontinued at any time.


EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-  you invest $10,000 for the periods shown
-  you reinvest all dividends and distributions in the Fund
-  you sell all your shares at the end of the periods shown
-  your investment has a 5% return each year
-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                                                                           1 YEAR      3 YEARS
--------------------------------------------------------------------------------------------------------------
Retail A Shares                                                                            $   68      $   214

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK

The main investment strategies for each of the Galaxy Municipal Money Market Funds and the particular types of securities in which each Fund primarily invests and their associated risks have been described above. The following provides additional information about some of the types of securities in which one or more of these Funds may invest.


MUNICIPAL SECURITIES
State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. There are several types of municipal securities. GENERAL OBLIGATION SECURITIES are secured by the issuer's full faith, credit and taxing power. REVENUE SECURITIES are usually payable only from revenues derived from specific facilities or revenue sources. PRIVATE ACTIVITY BONDS are issued to finance projects for private companies and are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Fund on a certain date and at a certain price. Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement.


TEMPORARY DEFENSIVE POSITIONS
Each Fund may temporarily hold up to 100% of its total assets in investments that aren't part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and short-term taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, in excess of 20% of each Fund's assets. This strategy could prevent a Fund from achieving its investment objective.

OTHER TYPES OF INVESTMENTS
Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI), which is referred to on the back cover of this prospectus.

FUND MANAGEMENT

ADVISER

The Adviser, a wholly-owned subsidiary of Columbia Management Group, Inc. and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 2002, the Adviser and its affiliates managed over $143 billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of portfolio securities, and maintains related records.


The Adviser also serves as the Funds' administrator. Liberty Funds Distributor, Inc., an affiliate of the Adviser, serves as the Funds' distributor and Colonial Management Associates, Inc., also an affiliate of the Adviser, provides the Funds with certain pricing and bookkeeping services.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES
The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

MANAGEMENT FEES
The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.

                                     MANAGEMENT FEE
                                          AS A % OF
FUND                             AVERAGE NET ASSETS
---------------------------------------------------
Connecticut Municipal
Money Market Fund                              0.40%

Massachusetts Municipal
Money Market Fund                              0.40%


The Adviser is entitled to receive advisory fees with respect to each of the New York Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Florida Municipal Money Market Fund at the annual rate of 0.40% of the first $750,000,000 of each Fund's average daily net assets plus 0.35% of average daily net assets in excess of $750,000,000.

HOW TO INVEST IN THE FUNDS

BUYING, SELLING AND EXCHANGING SHARES
The price per share when you buy, sell or exchange your shares is based on a Fund's net asset value (NAV). The NAV per share is the value of a Fund's assets attributable to Retail A Shares, minus the value of the Fund's liabilities attributable to Retail A Shares, divided by the number of Retail A Shares held by investors.

You can buy and sell Retail A Shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open for business. These entities are generally open every Monday through Friday, except national holidays. During certain emergency closings of the New York Stock Exchange, however, a Fund may open for business if it can maintain its operations. In this event, a Fund will determine its NAV per share at the times described below. To determine if a Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange, please call Galaxy at 1-866-840-5469.


If your order to buy shares is received and accepted by Galaxy's transfer agent by 11:00 a.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend) if Galaxy's custodian receives the purchase price in immediately available funds by 11:00 a.m. that day. If your order to purchase shares is received and accepted by Galaxy's transfer agent after 11:00 a.m. (Eastern time) but before 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day) if Galaxy's custodian receives the purchase price in immediately available funds by 4:00 p.m. on the day of your order. The price at which you sell shares is the NAV per share next determined after receipt of your order in proper form as described below. NAV per share is determined on each business day as of 11:00 a.m. (Eastern time) and at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time).


The Funds' assets are valued at amortized cost, which is approximately equal to market value.

HOW TO BUY SHARES

You can buy shares through your financial adviser or directly through Galaxy's transfer agent by calling 1-866-840-5469. A financial adviser who places orders on your behalf may charge you a separate fee for its services.

The minimum initial investment to open a Fund account is $2,500.

There is generally no minimum initial investment if you participate in the Automatic Investment Program. You generally can make additional investments for as little as $100. See GALAXY INVESTOR PROGRAMS below for information on other minimums for initial and additional investments.


Usually, you must keep at least $250 in your account. If your account falls below $250 because you sell or exchange shares, Galaxy may redeem your shares and close your account. Galaxy will give you 60 days' notice in writing before closing your account.


If you want to buy shares and you are a customer of a financial adviser such as a broker dealer, bank or savings and loan association, including a financial adviser affiliated with the Adviser, you should place your order through your financial adviser. Your financial adviser is responsible for sending your order to Galaxy's transfer agent and wiring the money to Galaxy's custodian. The financial adviser holds the shares in your name and receives all confirmations of purchases and sales. For details, please contact your financial adviser.

You can also buy shares directly through Galaxy's transfer agent in any of the following ways:


BUYING BY MAIL
Complete an account application and mail it, together with a check payable to each Fund in which you want to invest, to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

To make additional investments, send your check to the address above along with one of the following:

- The detachable slip that's included with your Galaxy statement or your confirmation of a prior transaction
- A letter stating the amount of your investment, the name of the Fund you want to invest in, and your account number.

If your check is returned because of insufficient funds, we'll cancel your order.

BUYING BY WIRE

To make an initial or additional investment by wire, send U.S. funds through the Federal Reserve System to Fleet National Bank as agent for Galaxy's transfer agent. You should wire money and registration instructions to:


Fleet National Bank
100 Federal Street
Boston, MA 02110
ABA #0110-0013-8
DDA #79673-5702
Ref: The Galaxy Fund
(Account number)
(Account registration)


Before making an initial investment by wire, you must complete an account application and send it to The Galaxy Fund, P.O. Box 6520, Providence, RI 02940-6520. Your order will not be effected until the completed account application is received by Galaxy. Call Galaxy's transfer agent at 1-866-840-5469 for an account application.


Your bank or other financial institution may charge you a fee for sending funds by wire.

HOW TO SELL SHARES

You can sell your shares in several ways: through your financial adviser or directly through Galaxy's transfer agent by mail, by telephone, or by wire.

If you want to sell your shares and you are a customer of a financial adviser, you must contact your financial adviser for information on how to sell your shares. The financial adviser is responsible for sending your order to Galaxy's transfer agent and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to your financial adviser, but your financial adviser may charge you a fee. For details, please contact your financial adviser.

You can also sell shares directly through Galaxy's transfer agent in any of the following ways:


SELLING BY MAIL
Send your request in writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

You must include the following:

-  The name of the Fund
-  The number of shares or the dollar amount you want to sell
-  Your account number
-  Your Social Security number or tax identification number
- The signatures of each registered owner of the account (the signatures must match the names on the account registration).

Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.

SELLING BY PHONE

You can sell shares by calling Galaxy's transfer agent at 1-866-840-5469 unless you tell Galaxy on the account application or in writing that you don't want this privilege. If you have difficulty getting through to Galaxy because of unusual market conditions, consider selling your shares by mail or wire.


SELLING BY WIRE

Notify Galaxy's transfer agent by phone or wire that you wish to sell shares and have the sale proceeds wired to your account at any bank or financial institution in the U.S. that is able to receive wire transfers. To be eligible to use this privilege, you must complete the appropriate section on the account application or notify Galaxy in writing (with a signature guarantee). Your sale proceeds must be more than $1,000.


The sale proceeds must be paid to the same bank and account you named on your application or in your written instructions.

SIGNATURE GUARANTEES
When selling your shares by mail or by phone, you must have your signature guaranteed if:

-  you're selling shares worth more than $50,000,
- you want Galaxy to send your money to an address other than the address on your account, unless your money is transferred to a successor custodian,
- you want Galaxy to send your money to the address on your account that's changed within the last 30 days, or
-  you want Galaxy to make the check payable to someone else.

Your signature must be guaranteed by a bank that's a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible institution. A notarized signature is not sufficient.

HOW TO EXCHANGE SHARES
You may exchange Retail A Shares of a Fund having a value of at least $100 for Retail A Shares of any other Galaxy Money Market Fund.

TO EXCHANGE SHARES:
-   ask your financial adviser

-  call Galaxy's transfer agent at 1-866-840-5469

-  send your request in writing to:

   The Galaxy Fund
   P.O. Box 6520
   Providence, RI 02940-6520

Galaxy doesn't charge any fee for making exchanges, but your financial adviser might do so. You are generally limited to three exchanges per year. Galaxy may change or cancel the exchange privilege by giving 60 days' advance written notice to shareholders.

OTHER TRANSACTION POLICIES
If Galaxy doesn't receive full payment for your order to buy shares within three business days of the order date, Galaxy won't accept your order. Galaxy will advise you if this happens and return any payment it may eventually receive. You can only invest in shares of the Funds that are legally available in your state.

Galaxy may reject any order to buy shares. Galaxy doesn't issue a certificate when you buy shares, but it does keep a record of shares issued to investors.


Galaxy may refuse your order to sell or exchange shares by wire or telephone if it believes it is advisable to do so. Galaxy or its transfer agent may change or cancel the procedures for selling or exchanging shares by wire or telephone at any time without notice.


If you sell or exchange shares by telephone, you may be responsible for any fraudulent telephone orders as long as Galaxy has taken reasonable precautions to verify your identity, such as requesting information about the way in which your account is registered or about recent transactions in your account.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to you within three business days, but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

If any shares that you're selling are part of an investment you've paid for with a personal check, Galaxy will delay sending your sales proceeds until the check clears, which can take up to 15 days from the purchase date.

Galaxy reserves the right to vary or waive any minimum investment requirement.

SHAREHOLDER SERVICE FEES
Retail A Shares of the Funds can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's Retail A Share assets (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) to financial advisers (which may include affiliates of the Adviser) who provide certain services to their customers who own Retail A Shares of the Funds. The Funds do not intend to pay more than 0.10% in shareholder service fees with respect to Retail A Shares during the current fiscal year.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund declares dividends from net investment income daily and pays them within five business days after the end of each month. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. Dividends and distributions are paid in cash unless you indicate on the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

Distributions by the Funds will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. It is possible, depending upon a Fund's investments, that a portion of the Fund's distributions could be taxable to shareholders as ordinary income or capital gains, but none of the Funds expects that this will be the case.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Funds generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by one or more of the Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

CONNECTICUT MUNICIPAL MONEY MARKET FUND
This Fund intends to comply with certain state tax requirements so that its dividends will generally be exempt from the Connecticut state income tax on individuals, trusts and estates (CSIT). However, dividends, if any, derived from interest on securities other than Connecticut municipal securities, or from capital gains, will be subject to the CSIT, except that dividends derived from long-term capital gains on Connecticut municipal securities of issuers in Connecticut will not be subject to the CSIT if paid on Fund shares held as capital assets.

MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

This Fund intends to comply with certain state tax requirements so that its dividends will generally be exempt from Massachusetts personal income tax. However, dividends, if any, derived from interest on securities other than Massachusetts municipal securities, or from capital gains other than long-term gains from the sale of certain municipal securities of Massachusetts issuers, will be subject to Massachusetts personal income tax.


NEW YORK MUNICIPAL MONEY MARKET FUND
This Fund intends to comply with certain state tax requirements so that its income and dividends will generally be exempt from New York State and New York City personal income tax. However, dividends, if any, derived from interest on securities other than New York municipal securities, or from capital gains, will be subject to New York State and New York City personal income tax.

NEW JERSEY MUNICIPAL MONEY MARKET FUND
This Fund intends to comply with certain state tax requirements so that its dividends will generally be exempt from New Jersey personal income tax. However, dividends, if any, derived from interest on securities other than New Jersey municipal securities, or from capital gains, will be subject to New Jersey personal income tax.

FLORIDA MUNICIPAL MONEY MARKET FUND

This Fund intends to comply with certain state tax requirements so that your shares in the Fund will generally be exempt from the Florida intangible personal property tax.

ALL FUNDS
Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

OTHER STATE AND LOCAL TAX MATTERS
Generally, shareholders may also be subject to state and local taxes on distributions, redemptions and exchanges. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of the particular state or localities within the state.

MISCELLANEOUS
The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

GALAXY INVESTOR PROGRAMS


It's easy to buy or sell shares of the Funds by using one of the programs described below. Just tell Galaxy the amount and how frequently you want to buy or sell shares and Galaxy does the rest. For further information on any of these programs, call your financial adviser or Galaxy's transfer agent at 1-866-840-5469.


AUTOMATIC INVESTMENT PROGRAM

You can make automatic investments from your bank account every month or every quarter. You can choose to make your investment on any day of the month or quarter. The minimum investment is $50 a month or $150 a quarter.


PAYROLL DEDUCTION PROGRAM
You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Send a completed Galaxy Payroll Deduction Application to your employer's payroll department. Your employer will arrange to have your investment deducted from your paycheck.


CHECKWRITING
You can sign up for Galaxy's checkwriting privilege by completing the signature card that accompanies the account application or by writing or calling Galaxy's transfer agent at 1-866-840-5469 to obtain a signature card. There is no limit on the number of checks you can write each month, although each check must be in an amount of at least $250. Galaxy may impose a fee for use of the checkwriting privilege. Please note that you can't write a check to close your account.


DIRECT DEPOSIT PROGRAM
This program lets you deposit your Social Security payments in your Fund account automatically. There's no minimum deposit. You can cancel the program by notifying the Social Security Administration in writing.

SYSTEMATIC WITHDRAWAL PLAN
You can make regular withdrawals from your Fund account every month, every quarter, every six months or once a year. You need a minimum account balance of $10,000 to participate in the plan.

You may cancel your participation in any of these programs, other than the Direct Deposit Program, by calling your financial adviser or writing to Galaxy at:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

Please allow at least five days for the cancellation to be processed.

HOW TO REACH GALAXY

THROUGH YOUR FINANCIAL ADVISER
Your financial adviser can help you buy, sell or exchange shares and can answer questions about your account.

GALAXY SHAREHOLDER SERVICES

Call Galaxy's transfer agent at 1-866-840-5469, Monday through Friday, 8 a.m. to 6 p.m. (Eastern time), for help from a Galaxy representative.

If you live outside the United States, you can contact Galaxy by calling 1-508-871-9504.

FINANCIAL HIGHLIGHTS


The financial highlights tables following will help you understand the financial performance for Retail A Shares of the Connecticut Municipal Money Market Fund and Massachusetts Municipal Money Market Fund for the past five years. Certain information reflects the financial performance of a single Retail A Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Retail A Shares of each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal years ended October 31, 2002, 2001, 2000 and 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report dated October 31, 2002 and are incorporated by reference into the SAI. The information for the fiscal year ended October 31, 1998 was audited by Galaxy's former auditors. The Annual Report and SAI are available free of charge upon request. No financial highlights are presented for the New York Municipal Money Market Fund, New Jersey Municipal Money Market Fund or Florida Municipal Money Market Fund because these Funds had not commenced operations prior to the date of this prospectus.


GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND

(For a share outstanding throughout each period)

                                                                        YEARS ENDED OCTOBER 31,
                                              -----------------------------------------------------------------------------
                                                   2002            2001            2000           1999             1998
                                              -------------   -------------   -------------   -------------   -------------
                                                                           RETAIL A SHARES
                                              -----------------------------------------------------------------------------
Net asset value, beginning of period          $        1.00   $        1.00   $        1.00   $        1.00   $        1.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                            0.01            0.02            0.03            0.02            0.03

LESS DISTRIBUTIONS:
   Distributions from net investment income           (0.01)          (0.02)          (0.03)          (0.02)          (0.03)

Net increase (decrease) in net asset value                -               -               -               -               -

Net asset value, end of period                $        1.00   $        1.00   $        1.00   $        1.00   $        1.00
                                              =============   =============   =============   =============   =============
Total return                                           0.88%           2.39%           3.21%           2.47%           2.87%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000s)        $     298,769   $     273,925   $     262,149   $     243,051   $     165,186

RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursements/waiver                               0.87%           2.36%           3.17%           2.44%           2.83%

   Operating expenses including
   reimbursements/waiver                               0.62%           0.62%           0.62%           0.62%           0.62%

   Operating expenses excluding
   reimbursements/waiver                               0.62%           0.62%           0.64%           0.65%           0.65%


(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.01, $0.02,
    $0.03, $0.02 and $0.03, respectively.

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

(For a share outstanding throughout each period)

                                                                        YEARS ENDED OCTOBER 31,
                                              -----------------------------------------------------------------------------
                                                  2002             2001            2000            1999           1998
                                              -------------   -------------   -------------   -------------   -------------
                                                                             RETAIL A SHARES
                                              -----------------------------------------------------------------------------
Net asset value, beginning of period          $        1.00   $        1.00   $        1.00   $        1.00   $        1.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                            0.01            0.03            0.03            0.02            0.03

LESS DISTRIBUTIONS:
   Distributions from net investment income           (0.01)          (0.03)          (0.03)          (0.02)          (0.03)

Net increase (decrease) in net asset value                -               -               -               -               -

Net asset value, end of period                $        1.00   $        1.00   $        1.00   $        1.00   $        1.00
                                              =============   =============   =============   =============   =============
Total return                                           1.02%           2.59%           3.31%           2.50%           2.86%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000s)        $     447,525   $     521,739   $     480,835   $     241,611   $     127,922

RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursements/waiver                               1.01%           2.55%           3.32%           2.48%           2.81%

   Operating expenses including
   reimbursements/waiver                               0.57%           0.59%           0.62%           0.62%           0.62%

   Operating expenses excluding
   reimbursements/waiver                               0.58%           0.59%           0.63%           0.65%           0.68%

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.01, $0.03,
    $0.03, $0.02 and $0.03, respectively.

                       This page intentionally left blank

WHERE TO FIND MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-866-840-5469 or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

If you buy your shares through a financial adviser, you may contact your adviser for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request, to the SEC's e-mail address at publicinfo@sec.gov.


Galaxy's Investment Company Act File No. is
811-4636.

PROGALSSMM (02/28/03)

[FRONT COVER PAGE]

GALAXY MUNICIPAL MONEY MARKET FUNDS
THE GALAXY FUND


PROSPECTUS

FEBRUARY 28, 2003



GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND
GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND

GALAXY NEW JERSEY MUNICIPAL MONEY MARKET FUND
GALAXY FLORIDA MUNICIPAL MONEY MARKET FUND


PRIME SHARES



ALTHOUGH THESE SECURITIES HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION, THE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[GALAXY FUNDS LOGO]

Contents


1     Risk/return summary
1     Introduction
3     Galaxy Connecticut Municipal Money Market Fund
7     Galaxy Massachusetts Municipal Money Market Fund
11    Galaxy New York Municipal Money Market Fund
14    Galaxy New Jersey Municipal Money Market Fund
17    Galaxy Florida Municipal Money Market Fund
20    Additional information about Fund investments and risk

22    Fund management

23    How to invest in the Funds
23    Buying and selling shares
23      How to buy shares
24      How to sell shares
24      Shareholder services
24      Other transaction policies
25      Distribution and service fees
26    Dividends, distributions and taxes

29    Financial highlights

RISK/RETURN SUMMARY

INTRODUCTION


This prospectus describes the Galaxy Connecticut Municipal Money Market Fund, Galaxy Massachusetts Municipal Money Market Fund, Galaxy New York Municipal Money Market Fund, Galaxy New Jersey Municipal Money Market Fund and Galaxy Florida Municipal Money Market Fund. The Galaxy Municipal Money Market Funds invest primarily in short-term municipal securities that are determined by the Funds' investment adviser to carry very little risk. Municipal securities are debt obligations of state and local governments and other political or public bodies or agencies. The interest paid on municipal securities is generally exempt from federal income tax and, in some cases, state and local income tax. Because each of the Funds is a "money market fund," municipal securities purchased by each Fund must meet strict requirements as to investment quality, maturity and diversification. The Funds don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the dollar-weighted average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.

On the following pages, you'll find important information about each of the Galaxy Municipal Money Market Funds, including:


- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
-  the main risks associated with an investment in the Fund
- the Fund's past performance measured on both a year-by-year and long-term basis
-  the fees and expenses that you will pay as an investor in the Fund.



WHICH FUND IS RIGHT FOR YOU?


The Funds are designed for investors who are looking for a way to earn money market returns that are free of federal income tax and, in some cases, state and local income taxes. A Fund that specializes in a particular state is best suited to residents of that state who are looking for income that is free of the state's income tax or, in the case of the Florida Municipal Money Market Fund, the state's intangible personal property tax. TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR TAX-DEFERRED RETIREMENT ACCOUNTS, SUCH AS IRAs, BECAUSE THEIR RETURNS BEFORE TAXES ARE GENERALLY LOWER THAN THOSE OF TAXABLE FUNDS.

TAX-EQUIVALENT YIELD

One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose you are in the 35% federal income tax bracket. If you earn 10% on a taxable fund, the fund's return after taxes will be 6.5%. On the other hand, if you earn 6.5% on a tax-exempt fund, your after-tax return is also 6.5% because you pay no federal income taxes on the tax-exempt fund's returns. So, you are better off if you can earn more than 6.5% on a tax-exempt fund than if you earn a 10% return on a taxable fund before paying federal income taxes. However, the lower your federal income tax bracket, the less likely it is that you will enjoy a higher after-tax return from a tax-exempt fund than from a taxable fund.


THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds.



AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

Galaxy Connecticut Municipal Money Market Fund

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide current income exempt from federal regular income tax and the Connecticut state income tax on individuals, trusts and estates, consistent with relative stability of principal and liquidity.

THE FUND'S MAIN INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in Connecticut municipal securities, which are securities issued by or on behalf of the State of Connecticut and other government issuers (and may include issuers located outside Connecticut) and that pay interest which is exempt from both federal regular income tax and the Connecticut state income tax on individuals, trusts and estates. Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will be treated as investments in municipal securities for purposes of the 80% requirement stated above.


The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.



THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
- SINGLE STATE RISK - Because the Fund invests primarily in Connecticut municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Connecticut. Other considerations affecting the Fund's investments in Connecticut municipal securities are summarized in the Statement of Additional Information.
 - SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


Prior to the date of this prospectus, the Fund had not offered Prime Shares to investors. The returns below represent the returns for Retail A Shares of the Fund, which are offered in a separate prospectus. Retail A Shares and Prime Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses. However, Prime Shares of the Fund are subject to distribution and service (12b-1) fees at an annual rate of up 1.00% of the Fund's Prime Share assets. Had the performance of Retail A Shares of the Fund been restated to reflect these distribution and service (12b-1) fees, the returns for Retail A Shares shown below would have been lower.


The Fund began operations on October 4, 1993 as a separate portfolio (the Predecessor Fund) of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold two classes of shares, Investment Shares and Trust Shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their Investment Shares and Trust Shares for Retail A Shares of the Fund. The returns for periods prior to December 4, 1995 are for Investment Shares of the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year.



[bar chart goes here]


   1994    1995    1996    1997    1998    1999    2000    2001    2002
   ----    ----    ----    ----    ----    ----    ----    ----    ----
   1.99%   2.97%   2.78%   2.98%   2.77%   2.53%   3.31%   1.98%   0.84%



Best quarter:        0.87% for the quarter ending December 31, 2000
Worst quarter:       0.19% for the quarter ending March 31, 2002


AVERAGE ANNUAL TOTAL RETURNS


The table shows the Fund's average annual total returns for the periods ended December 31, 2002, after taking into account any sales charges on Investment Shares of the Predecessor Fund.



                   1 YEAR    5 YEARS    SINCE INCEPTION
                   ------    -------    ---------------
Retail A Shares     0.84%     2.28%     2.44% (10/04/93)


To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

FEES AND EXPENSES OF THE FUND



The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


                                                                  TOTAL
                                 DISTRIBUTION AND                 FUND
                   MANAGEMENT      AND SERVICE         OTHER    OPERATING
                      FEES        (12b-1) FEES       EXPENSES   EXPENSES
                   ----------    ----------------    --------   ---------
Prime Shares          0.40%           0.45%(1)          0.14%     0.99%



(1) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets attributable to Prime Shares (comprised of up to 0.75% for distribution services and up to 0.25% for shareholder administrative support services), but will limit such fees to no more than 0.45% during the current fiscal year.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-  you invest $10,000 for the periods shown
-  you reinvest all dividends and distributions in the Fund
-  you sell all your shares at the end of the periods shown
-  your investment has a 5% return each year
-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


               1 YEAR    3 YEARS    5 YEARS    10 YEARS
               ------    -------    -------    --------
Prime Shares   $  101    $   315    $   547    $  1,213

Galaxy Massachusetts Municipal Money Market Fund

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide current income exempt from federal regular income tax and the income taxes imposed by the Commonwealth of Massachusetts, consistent with relative stability of principal and liquidity.

THE FUND'S MAIN INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in Massachusetts municipal securities, which are securities issued by or on behalf of the Commonwealth of Massachusetts and other government issuers (and may include issuers located outside Massachusetts) and that pay interest which is exempt from both federal regular income tax and Massachusetts personal income tax. Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will be treated as investments in municipal securities for purposes of the 80% requirement stated above.


The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Since the Fund invests primarily in Massachusetts municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Massachusetts. Other considerations affecting the Fund's investments in Massachusetts municipal securities are summarized in the Statement of Additional Information.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


Prior to the date of this prospectus, the Fund had not offered Prime Shares to investors. The returns below represent the returns for Retail A Shares of the Fund which are offered in a separate prospectus. Retail A Shares and Prime Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. However, Prime Shares of the Fund are subject to distribution and service (12b-1) fees at an annual rate of up 1.00% of the Fund's Prime Share assets. Had the performance of Retail A Shares of the Fund been restated to reflect these distribution and service (12b-1) fees, the returns for Retail A Shares shown below would have been lower.


The Fund began operations on October 5, 1993 as a separate portfolio (the Predecessor Fund) of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Retail A Shares of the Fund. The returns for periods prior to December 4, 1995 are for shares of the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year.



[bar chart goes here]


   1994    1995    1996    1997    1998    1999    2000    2001    2002
   ----    ----    ----    ----    ----    ----    ----    ----    ----
   2.15%   3.23%   2.78%   2.96%   2.79%   2.56%   3.42%   2.18%   0.95%



Best quarter:        0.91% for the quarter ending December 31, 2000
Worst quarter:       0.21% for the quarter ending September 30, 2002


AVERAGE ANNUAL TOTAL RETURNS


The table shows the Fund's average annual total returns for the periods ended December 31, 2002.



                   1 YEAR    5 YEARS    SINCE INCEPTION
                   ------    -------    ---------------
Retail A Shares     0.95%     2.38%     2.54% (10/05/93)


To obtain the Fund's current 7- day yield, please call 1-866-840-5469.

FEES AND EXPENSES OF THE FUND



The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


                                                                     TOTAL
                                   DISTRIBUTION AND                  FUND
                     MANAGEMENT      AND SERVICE        OTHER      OPERATING
                        FEES         (12b-1) FEES      EXPENSES    EXPENSES
                     ----------    ----------------    --------    ---------
Prime Shares            0.40%           0.45%(1)         0.15%       1.00%



(1) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets attributable to Prime Shares (comprised of up to 0.75% for distribution services and up to 0.25% for shareholder administrative support services), but will limit such fees to no more than 0.45% during the current fiscal year.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-  you invest $10,000 for the periods shown
-  you reinvest all dividends and distributions in the Fund
-  you sell all your shares at the end of the periods shown
-  your investment has a 5% return each year
-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
                 ------    -------    -------    --------
Prime Shares     $  102    $   318    $   552    $  1,225

Galaxy New York Municipal Money Market Fund

THE FUND'S INVESTMENT OBJECTIVE


The Fund seeks to provide current income exempt from federal regular income tax and New York State and New York City personal income tax, consistent with relative stability of principal and liquidity.


THE FUND'S MAIN INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in New York municipal securities, which are securities issued by or on behalf of the State of New York and other government issuers (and may include issuers located outside the State of New
York) and that pay interest which is exempt from federal regular income tax and New York State and New York City personal income tax. Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will be treated as investments in municipal securities for purposes of the 80% requirement stated above.


The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.
- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Because the Fund invests primarily in New York municipal securities, the Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York municipal securities to meet their continuing obligations for the payment of principal and interest. New York State and New York City have at times faced serious economic problems that have adversely affected New York municipal issuers. The risk of a downturn in the U.S. economy, particularly in New York City and New York State, has been heightened by the terrorist attack on the World Trade Center on September 11, 2001. It is likely that New York City and New York State will continue to suffer financial difficulties resulting from the attack, and the anticipated financial difficulties could adversely affect the ability of New York municipal issuers to make prompt payments of principal and interest. The default or credit rating downgrade of one of these issuers could affect the market values and marketability of all New York municipal securities and hurt the Fund's performance. As a result, the Fund may be more volatile than a more geographically diversified municipal fund. Furthermore, if the Fund has difficulty finding attractive New York municipal securities to purchase, the amount of the Fund's income that is subject to New York taxes could increase. Other considerations affecting the Fund's investments in New York municipal securities are summarized in the Statement of Additional Information.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

No performance information is presented because the Fund had not commenced operations prior to the date of this prospectus.

FEES AND EXPENSES OF THE FUND



The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


                                                                     TOTAL
                                   DISTRIBUTION AND                  FUND
                     MANAGEMENT      AND SERVICE        OTHER      OPERATING
                        FEES         (12b-1) FEES      EXPENSES    EXPENSES
                     ----------    ----------------    --------    ---------
Prime Shares            0.40%           0.45%(1)       0.15%(2)      1.00%



(1) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets attributable to Prime Shares (comprised of up to 0.75% for distribution services and up to 0.25% for shareholder administrative support services), but will limit such fees to no more than 0.45% during the current fiscal year.

(2)  Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-  you invest $10,000 for the periods shown
-  you reinvest all dividends and distributions in the Fund
-  you sell all your shares at the end of the periods shown
-  your investment has a 5% return each year
-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                 1 YEAR    3 YEARS
                 ------    -------
Prime Shares     $  102    $   318

Galaxy New Jersey Municipal Money Market Fund

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide current income exempt from federal regular income tax and the New Jersey State personal income tax, consistent with relative stability of principal and liquidity.

THE FUND'S MAIN INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in New Jersey municipal securities, which are securities issued by or on behalf of the State of New Jersey and other government issuers (and may include issuers located outside New Jersey) and that pay interest which is exempt from both federal regular income tax and New Jersey personal income tax. Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
- SINGLE STATE RISK - Because the Fund invests primarily in New Jersey municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect New Jersey. Other considerations affecting the Fund's investments in New Jersey municipal securities are summarized in the Statement of Additional Information.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

No performance information is presented because the Fund had not commenced operations prior to the date of this prospectus.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)



                                                                     TOTAL
                                   DISTRIBUTION AND                  FUND
                     MANAGEMENT      AND SERVICE        OTHER      OPERATING
                        FEES         (12b-1) FEES      EXPENSES    EXPENSES
                     ----------    ----------------    --------    ---------
Prime Shares            0.40%           0.45%(1)       0.19%(2)     1.04%(1)



(1) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets attributable to Prime Shares (comprised of up to 0.75% for distribution services and up to 0.25% for shareholder administrative support services), but will limit such fees to no more than 0.45% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the Distribution and service (12b-1) fees so that such fees are expected to be 0.40%. Total Fund operating expenses after this waiver are expected to be 0.99%. This fee waiver may be revised or discontinued at any time.
(2)  Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-  you invest $10,000 for the periods shown
-  you reinvest all dividends and distributions in the Fund
-  you sell all your shares at the end of the periods shown
-  your investment has a 5% return each year
-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:



                 1 YEAR    3 YEARS
                 ------    -------
Prime Shares     $  106    $   331

Galaxy Florida Municipal Money Market Fund

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide current income exempt from federal regular income tax through Fund shares that are exempt from Florida intangible personal property tax, consistent with relative stability of principal and liquidity.

THE FUND'S MAIN INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in Florida municipal securities, which are securities issued by or on behalf of the State of Florida and other government issuers (and may include issuers located outside Florida) that pay interest which is exempt from federal regular income tax and that are exempt from the Florida intangible personal property tax. Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
- SINGLE STATE RISK - Since the Fund invests primarily in Florida municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Florida. Other considerations affecting the Fund's investments in Florida municipal securities are summarized in the Statement of Additional Information.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

No performance information is presented because the Fund had not commenced operations prior to the date of this prospectus.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)



                                                                     TOTAL
                                   DISTRIBUTION AND                  FUND
                     MANAGEMENT      AND SERVICE        OTHER      OPERATING
                        FEES         (12b-1) FEES      EXPENSES    EXPENSES
                     ----------    ----------------    --------    ---------
Prime Shares            0.40%           0.45%(1)       0.17%(2)    1.02%(1)



(1) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets attributable to Prime Shares (comprised of up to 0.75% for distribution services and up to 0.25% for shareholder administrative support services), but will limit such fees to no more than 0.45% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the Distribution and service (12b-1) fees so that such fees are expected to be 0.40%. Total Fund operating expenses after this waiver are expected to be 0.97%. This fee waiver may be revised or discontinued at any time.
(2)  Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-  you invest $10,000 for the periods shown
-  you reinvest all dividends and distributions in the Fund
-  you sell all your shares at the end of the periods shown
-  your investment has a 5% return each year
-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:



                 1 YEAR    3 YEARS
                 ------    -------
Prime Shares     $  104    $   325

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK

The main investment strategies for each of the Galaxy Municipal Money Market Funds and the particular types of securities in which each Fund primarily invests and their associated risks have been described above. The following provides additional information about some of the types of securities in which one or more of these Funds may invest.

MUNICIPAL SECURITIES

State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. There are several types of municipal securities. GENERAL OBLIGATION SECURITIES are secured by the issuer's full faith, credit and taxing power. REVENUE SECURITIES are usually payable only from revenues derived from specific facilities or revenue sources. PRIVATE ACTIVITY BONDS are issued to finance projects for private companies and are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Fund on a certain date and at a certain price. Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement.


TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that aren't part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and short-term taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, in excess of 20% of each Fund's assets. This strategy could prevent a Fund from achieving its investment objective.

OTHER TYPES OF INVESTMENTS



Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI), which is referred to on the back cover of this prospectus.

FUND MANAGEMENT

ADVISER


The Adviser, a wholly-owned subsidiary of Columbia Management Group, Inc. and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 2002, the Adviser and its affiliates managed over $143 billion in assets.


The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of portfolio securities, and maintains related records.


The Adviser also serves as the Funds' administrator. Liberty Funds Distributor, Inc., an affiliate of the Adviser, serves as the Funds' distributor and Colonial Management Associates, Inc., also an affiliate of the Adviser, provides the Funds with certain pricing and bookkeeping services.


ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

MANAGEMENT FEES


The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.



                                          MANAGEMENT FEE AS A
FUND                                    % OF AVERAGE NET ASSETS
------------------------------------    -----------------------
Connecticut Municipal Money Market               0.40%

Massachusetts Municipal Money Market             0.40%



The Adviser is entitled to receive advisory fees with respect to each of the New York Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Florida Municipal Money Market Fund at the annual rate of 0.40% of the first $750,000,000 of each Fund's average daily net assets plus 0.35% of average daily net assets in excess of $750,000,000.

HOW TO INVEST IN THE FUNDS


BUYING AND SELLING SHARES

The price per share when you buy or sell your shares is based on a Fund's net asset value (NAV). The NAV per share is the value of a Fund's assets attributable to Prime Shares, minus the value of the Fund's liabilities attributable to Prime Shares, divided by the number of Prime Shares held by investors.

You can buy and sell Prime Shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open for business. These entities are generally open every Monday through Friday, except national holidays. During certain emergency closings of the New York Stock Exchange, however, a Fund may open for business if it can maintain its operations. In this event, a Fund will determine its NAV per share at the times described below. To determine if a Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange, please call Galaxy at 1-866-840-5469.

If your order to buy shares is received and accepted by Galaxy's transfer agent by 11:00 a.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend) if Galaxy's custodian receives the purchase price in immediately available funds by 11:00 a.m. that day. If your order to purchase shares is received and accepted by Galaxy's transfer agent after 11:00 a.m. (Eastern time) but before 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day) if Galaxy's custodian receives the purchase price in immediately available funds by 4:00 p.m. on the day of your order. The price at which you sell shares is the NAV next determined after receipt of your order in proper form as described below. NAV per share is determined on each business day as of 11:00 a.m. (Eastern time) and at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time).


The Funds' assets are valued at amortized cost, which is approximately equal to market value.


HOW TO BUY SHARES

You can buy Prime Shares through your broker-dealer. Your broker-dealer is responsible for sending your order to Galaxy's transfer agent and for wiring payment to Galaxy's custodian. Your broker-dealer will usually hold the shares in your name and receive all confirmations of purchases and sales. Contact your broker-dealer for more information. A broker-dealer who places orders on your behalf may charge you a separate fee for its services.

The minimum initial investment to open a Fund account is $2,500. You generally can make additional investments for as little as $100.

Usually, you must keep at least $250 in your account. If your account falls below $250 because you sell shares, Galaxy may redeem your shares and close your account. Galaxy will give you 60 days' notice in writing before closing your account.



HOW TO SELL SHARES


You can sell your Prime Shares through your broker-dealer. Please contact your broker-dealer for information on how to sell your shares. The broker-dealer is responsible for sending your order to Galaxy's transfer agent and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to your broker-dealer, but your broker-dealer may charge you a fee. Contact your broker-dealer for more information.


SHAREHOLDER SERVICES

Your broker-dealer may offer certain shareholder services to its customers. For example, broker-dealers may offer participation in an automatic investment program that allows investors to systematically purchase shares of the Funds on a periodic basis from a designated account. Broker-dealers may also offer a systematic withdrawal plan which permits investors automatically to sell shares on a regular basis. Please contact your broker-dealer for details on these and any other shareholder services that may be available.

OTHER TRANSACTION POLICIES

If Galaxy doesn't receive full payment for your order to buy shares within three business days of the order date, Galaxy won't accept your order. Galaxy will advise your broker-dealer if this happens and return any payment it may eventually receive. You can only invest in shares of the Funds that are legally available in your state.

Galaxy may reject any order to buy shares. Galaxy doesn't issue a certificate when you buy shares, but it does keep a record of shares issued to investors.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.


Sales proceeds are normally sent to your broker-dealer within three business days, but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.


Galaxy reserves the right to vary or waive any minimum investment requirement.

DISTRIBUTION AND SERVICE FEES

Galaxy has adopted a plan under Rule 12b-1 that allows each Fund to pay fees from its Prime Share assets to broker-dealers and other financial advisers (which may include affiliates of the Adviser) for selling and distributing Prime Shares and for services provided to shareholders. Prime Shares of the Funds can pay distribution and shareholder service (12b-1) fees at an annual rate of up to 1.00% of each Fund's Prime Share assets (comprised of up to 0.75% for distribution services and up to 0.25% for shareholder administrative support services). The Funds do not intend to pay more than 0.45% in distribution and shareholder service (12b-1) fees during the current fiscal year. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund declares dividends from net investment income daily and pays them within five business days after the end of each month. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. Dividends and distributions are paid in cash unless you indicate on the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

Distributions by the Funds will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. It is possible, depending upon a Fund's investments, that a portion of the Fund's distributions could be taxable to shareholders as ordinary income or capital gains, but none of the Funds expects that this will be the case.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Funds generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by one or more of the Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

CONNECTICUT MUNICIPAL MONEY MARKET FUND

This Fund intends to comply with certain state tax requirements so that its dividends will generally be exempt from the Connecticut state income tax on individuals, trusts and estates (CSIT). However, dividends, if any, derived from interest on securities other than Connecticut municipal securities, or from capital gains, will be subject to the CSIT, except that dividends derived from long-term capital gains on Connecticut municipal securities of issuers in Connecticut will not be subject to the CSIT if paid on Fund shares held as capital assets.

MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

This Fund intends to comply with certain state tax requirements so that its dividends will generally be exempt from Massachusetts personal income tax. However, dividends, if any, derived from interest on securities other than Massachusetts municipal securities, or from capital gains other than long-term gains from the sale of certain municipal securities of Massachusetts issuers, will be subject to Massachusetts personal income tax.

NEW YORK MUNICIPAL MONEY MARKET FUND

This Fund intends to comply with certain state tax requirements so that its income and dividends will generally be exempt from New York State and New York City personal income tax. However, dividends, if any, derived from interest on securities other than New York municipal securities, or from capital gains, will be subject to New York State and New York City personal income tax.


NEW JERSEY MUNICIPAL MONEY MARKET FUND

This Fund intends to comply with certain state tax requirements so that its dividends will generally be exempt from New Jersey personal income tax. However, dividends, if any, derived from interest on securities other than New Jersey municipal securities, or from capital gains, will be subject to New Jersey personal income tax.

FLORIDA MUNICIPAL MONEY MARKET FUND

This Fund intends to comply with certain state tax requirements so that your shares in the Fund will generally be exempt from Florida intangible personal property tax.


ALL FUNDS

Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

OTHER STATE AND LOCAL TAX MATTERS

Generally, shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of the particular state or localities within the state.

MISCELLANEOUS


The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

FINANCIAL HIGHLIGHTS


Prior to the date of this prospectus, Prime Shares of the Funds had not been offered to investors. The financial highlights tables on the following pages with respect to the Connecticut Municipal Money Market Fund and Massachusetts Municipal Money Market Fund reflect the performance of the Funds' Retail A Shares for the past five years and are intended to provide you with a long-term perspective as to the Funds' financial history. Certain information reflects the financial performance of a single Retail A Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Retail A Shares of each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal years ended October 31, 2002, 2001, 2000 and 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report dated October 31, 2002 and are incorporated by reference into the SAI. The information for the fiscal year ended October 31, 1998 was audited by Galaxy's former auditors. The Annual Report and SAI are available free of charge upon request. No financial highlights are presented for the New York Municipal Money Market Fund, New Jersey Municipal Money Market Fund or Florida Municipal Money Market Fund because these Funds had not commenced operations prior to the date of this prospectus.

                 Galaxy Connecticut Municipal Money Market Fund
                (For a share outstanding throughout each period)


                                                                   YEARS ENDED OCTOBER 31,
                                                                   -----------------------
                                               2002          2001           2000          1999          1998
                                               ----          ----           ----          ----          ----
                                                                       RETAIL A SHARES
                                             ------------------------------------------------------------------
Net asset value, beginning of Period         $    1.00     $    1.00      $    1.00     $    1.00     $    1.00
                                             ---------     ---------      ---------     ---------     ---------
Income from investment operations:
  Net investment income(1)                        0.01          0.02           0.03          0.02          0.03
                                             ---------     ---------      ---------     ---------     ---------
Less distributions:
  Distributions from net investment income       (0.01)        (0.02)         (0.03)        (0.02)        (0.03)
                                             ---------     ---------      ---------     ---------     ---------
Net increase (decrease) in net Asset value          --            --             --            --            --
                                             ---------     ---------      ---------     ---------     ---------
Net asset value, end of Period               $    1.00     $    1.00      $    1.00     $    1.00     $    1.00
                                             =========     =========      =========     =========     =========
Total return                                      0.88%         2.39%          3.21%         2.47%         2.87%
Ratios/supplemental data:
  Net assets, end of period (in 000s)        $ 298,769     $ 273,925      $ 262,149     $ 243,051     $ 165,186
Ratios to average net assets:
  Net investment income including
    reimbursements/waiver                         0.87%         2.36%          3.17%         2.44%         2.83%
  Operating expenses including
    reimbursements/waiver                         0.62%         0.62%          0.62%         0.62%         0.62%
  Operating expenses excluding
    reimbursements/waiver                         0.62%         0.62%          0.64%         0.65%         0.65%


----------

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.01, $0.02,
     $0.03, $0.02 and $0.03, respectively.

                Galaxy Massachusetts Municipal Money Market Fund
                (For a share outstanding throughout each period)


                                                                   YEARS ENDED OCTOBER 31,
                                                                   -----------------------
                                               2002          2001           2000          1999          1998
                                               ----          ----           ----          ----          ----
                                                                       RETAIL A SHARES
                                             ------------------------------------------------------------------
Net asset value, beginning of period         $    1.00     $    1.00      $    1.00     $    1.00     $    1.00
                                             ---------     ---------      ---------     ---------     ---------
Income from investment operations:
  Net investment income(1)                        0.01          0.03           0.03          0.02          0.03
                                             ---------     ---------      ---------     ---------     ---------
Less distributions:
  Distributions from net investment income       (0.01)        (0.03)         (0.03)        (0.02)        (0.03)
                                             ---------     ---------      ---------     ---------     ---------
Net increase (decrease) in net asset value          --            --             --            --            --
                                             ---------     ---------      ---------     ---------     ---------
Net asset value, end of Period               $    1.00     $    1.00      $    1.00     $    1.00     $    1.00
                                             =========     =========      =========     =========     =========
Total return                                      1.02%         2.59%          3.31%         2.50%         2.86%
Ratios/supplemental data:
  Net assets, end of period (in 000s)        $ 447,525     $ 521,739      $ 480,835     $ 241,611     $ 127,922
Ratios to average net assets:
  Net investment income including
    reimbursements/waiver                         1.01%         2.55%          3.32%         2.48%         2.81%
  Operating expenses including
    reimbursements/waiver                         0.57%         0.59%          0.62%         0.62%         0.62%
  Operating expenses excluding
     reimbursements/waiver                        0.58%         0.59%          0.63%         0.65%         0.68%


----------

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.01, $0.03,
     $0.03, $0.02 and $0.03, respectively.

[Back Cover Page]

WHERE TO FIND MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting your broker-dealer or by calling Galaxy at 1-866-840-5469 or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-0102
1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request, to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.

THE GALAXY FUND
STATEMENT OF ADDITIONAL INFORMATION

FEBRUARY 28, 2003


GALAXY INSTITUTIONAL MONEY MARKET FUND

GALAXY INSTITUTIONAL PRIME MONEY MARKET FUND
GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND
GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND


CLASS I SHARES, CLASS II SHARES AND CLASS III SHARES


         This Statement of Additional Information is not a prospectus. It relates to the prospectuses for the Funds as listed below, as they may be supplemented or revised from time to time (the "Prospectuses"). The Prospectuses, as well as the Funds' Annual Report to Shareholders dated October 31, 2002 (the "Annual Report"), may be obtained, without charge, by writing:


The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520


or by calling 1-866-840-5469

CURRENT PROSPECTUSES

- Prospectus for Class I Shares of the Institutional Money Market Fund, Institutional Prime Money Market Fund, Institutional Government Money Market Fund and Institutional Treasury Money Market Fund dated February 28, 2003
- Prospectus for Class II Shares of the Institutional Money Market Fund, Institutional Prime Money Market Fund, Institutional Government Money Market Fund and Institutional Treasury Money Market Fund dated February 28, 2003
- Prospectus for Class III Shares of the Institutional Money Market Fund, Institutional Prime Money Market Fund, Institutional Government Money Market Fund and Institutional Treasury Money Market Fund dated February 28, 2003


         The audited financial statements included in the Annual Report and the related report of Ernst & Young LLP, The Galaxy Fund's independent auditors, contained in the Annual Report are incorporated herein by reference in the section "Financial Statements." No other portions of the Annual Report are incorporated by reference.

                                TABLE OF CONTENTS


                                                                                      PAGE
GENERAL INFORMATION                                                                      1
DESCRIPTION OF GALAXY AND ITS SHARES                                                     1
INVESTMENT STRATEGIES, POLICIES AND RISKS                                                4
     Institutional Money Market Fund                                                     4
     Institutional Prime Money Market Fund                                               4
     Institutional Treasury Money Market Fund                                            4
     Institutional Government Money Market Fund                                          5
     Other Investment Policies and Risk Considerations                                   5
     Ratings                                                                             5
     U.S. Government Obligations and Money Market Instruments                            6
     Variable and Floating Rate Obligations                                              8
     Municipal Securities                                                                8
     Stand-by Commitments                                                               11
     Private Activity Bonds                                                             12
     Custodial Receipts and Certificates of Participation                               13
     Repurchase and Reverse Repurchase Agreements                                       13
     Securities Lending                                                                 14
     Investment Company Securities                                                      14
     Asset-Backed Securities                                                            15
     When-Issued Purchases, Forward Commitment and Delayed Settlement Transactions      16
     Guaranteed Investment Contracts                                                    17
     Loan Participations                                                                17
     STRIPS                                                                             18
     Zero Coupon Securities                                                             18
     Portfolio Securities Generally                                                     18
INVESTMENT LIMITATIONS                                                                  18
VALUATION OF PORTFOLIO SECURITIES                                                       24
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                                          25
     Purchases of Class I Shares of the Funds                                           25
     Purchases of Class II Shares and Class III Shares of the Funds                     26
     Other Purchase Information                                                         27
     Redemptions                                                                        27
     Exchange Privilege - Class I Shares                                                27
TAXES                                                                                   28
     In General                                                                         28
     State and Local                                                                    29
     Miscellaneous                                                                      29
TRUSTEES AND OFFICERS                                                                   30
     Standing Board Committees                                                          35
     Trustee Ownership of Fund Shares                                                   36
     Board Compensation                                                                 36
     Certain Interests of Independent Trustee                                           38
     Shareholder and Trustee Liability                                                  38
INVESTMENT ADVISER                                                                      39

                                                                                      PAGE
     Annual Board Approval of Investment Advisory Agreement                             41
ADMINISTRATOR, SUB-ADMINISTRATOR AND PRICING AND BOOKKEEPING AGENT                      42
CUSTODIAN AND TRANSFER AGENT                                                            45
EXPENSES                                                                                47
PORTFOLIO TRANSACTIONS                                                                  47
SHAREHOLDER SERVICES PLAN - CLASS II AND CLASS III SHARES                               48
DISTRIBUTOR                                                                             50
INDEPENDENT AUDITORS                                                                    51
COUNSEL                                                                                 51
CODES OF ETHICS                                                                         51
PERFORMANCE AND YIELD INFORMATION                                                       51
     Performance Reporting                                                              53
MISCELLANEOUS                                                                           54
FINANCIAL STATEMENTS                                                                    58
APPENDIX A                                                                             A-1

                               GENERAL INFORMATION


         This Statement of Additional Information should be read in conjunction with a current Prospectus. This Statement of Additional Information relates to the Prospectuses described on the cover page. This Statement of Additional Information is incorporated by reference in its entirety into each Prospectus. No investment in shares of the Funds should be made without reading a Prospectus.

         The Institutional Money Market Fund and Institutional Treasury Money Market Fund commenced operations as separate portfolios (each a "Predecessor Fund," and collectively, the "Predecessor Funds") of the Boston 1784 Funds. On June 26, 2000, each Predecessor Fund was reorganized as a new portfolio of The Galaxy Fund (the "Reorganization"). Prior to the Reorganization, the Predecessor Funds offered and sold one class of shares. In connection with the Reorganization, shareholders of the Predecessor Funds exchanged their shares for Class I Shares of the Institutional Money Market Fund and Institutional Treasury Money Market Fund, respectively.


         SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEETBOSTON FINANCIAL CORPORATION OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUNDS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                      DESCRIPTION OF GALAXY AND ITS SHARES


         The Galaxy Fund ("Galaxy") is an open-end management investment company currently offering shares of beneficial interest in sixteen investment portfolios: Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, Tax-Exempt Money Market Fund, Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund, New York Municipal Money Market Fund, New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund, Institutional Money Market Fund, Institutional Prime Money Market Fund, Institutional Government Money Market Fund, Institutional Treasury Money Market Fund, Prime Reserves, Government Reserves and Tax-Exempt Reserves. Prior to the date of this Statement of Additional Information, however, the New York Municipal Money Market Fund, New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund and Institutional Prime Money Market Fund had not commenced investment operations.

         Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each of the series in the Funds as follows: Class S Shares (Class I Shares), Class S - Special Series 1 Shares (Class II Shares) and Class S - Special Series 2 Shares (Class III Shares) representing interests in the Institutional Government Money Market Fund; Class FF Shares (Class I Shares), Class FF - Special Series 1 Shares (Class II Shares) and Class FF - Special Series 2 Shares (Class III Shares), representing interests in the Institutional Money Market Fund; Class GG Shares (Class I Shares), Class GG - Special Series 1 Shares (Class II Shares) and Class GG - Special Series 2 Shares (Class III Shares), representing interests in the Institutional Treasury Money Market Fund, and Class WW - Series 1 Shares (Class I Shares), Class WW - Series 2 Shares (Class II Shares) and Class WW - Series 3 Shares (Class III Shares), representing interests in the Institutional Prime Money Market Fund. Each Fund is classified as a diversified company under the Investment Company Act of 1940, as amended (the "1940 Act").


         Each share of Galaxy (irrespective of series designation) has a par value of $.001 per share, represents an equal proportionate interest in the related investment portfolio with other shares of the same class (irrespective of series designation), and is entitled to such dividends and distributions out of the income earned on the assets belonging to such investment portfolio as are declared in the discretion of Galaxy's Board of Trustees.

         Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses, shares will be fully paid and non-assessable. Each series of shares in a Fund (i.e., Class I Shares, Class II Shares and Class III Shares) bear pro rata the same expenses and are entitled equally to a Fund's dividends and distributions except as follows. Each series will bear the expenses of any shareholder servicing plan applicable to such series. For example, as described below, holders of Class II Shares and Class III Shares will bear the expenses of the Shareholder Services Plan for Class II Shares and Class III Shares applicable to such Class. In addition, each series may incur differing transfer agency fees. Standardized yield and total return quotations are computed separately for each series of shares. The differences in expenses paid by the respective series will affect their performance. See "Shareholder Services Plan" below.

         In the event of a liquidation or dissolution of Galaxy or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative asset values of Galaxy's respective Funds, of any general assets of Galaxy not belonging to any particular Fund, which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved in liquidation based on the number of shares of the Fund that are held by each shareholder, except that if a particular Fund offers more than one series of shares, then each series of the Fund would be solely responsible for the Fund's payments under any shareholder servicing plan applicable to such series.


         Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by series on all matters, except that only shares of a particular series of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to any shareholder servicing plan for such series (e.g., only Class II Shares and Class III Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to Galaxy's Shareholder Services Plan for Class II Shares and Class III Shares). Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by Galaxy, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Galaxy shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A particular Fund is deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in an investment objective or a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund (irrespective of series designation). However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of Galaxy voting without regard to class or series.


         Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series. Voting rights are not cumulative and, accordingly, the holders of more than 50% in the aggregate of Galaxy's outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

         Galaxy is not required under Massachusetts law to hold annual shareholder meetings and intends to do so only if required by the 1940 Act. Shareholders have the right to remove Trustees. Galaxy's Declaration of Trust provides that a meeting of shareholders shall be called by the Board of Trustees upon a written request of shareholders owning at least 10% of the outstanding shares of Galaxy entitled to vote.

         Galaxy's Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by the 1940 Act, the Securities Act of 1933, as amended (the "1933 Act") or other applicable law), to (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another Fund of Galaxy and, in connection therewith, to cause all outstanding shares of any Fund to be redeemed at their net asset value or converted into shares of another class of Galaxy's shares at the net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares, due to changes in the market prices of the Fund's portfolio securities, an amount that is more or less than the original investment. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the Fund's shareholders at least 30 days prior thereto.

                    INVESTMENT STRATEGIES, POLICIES AND RISKS

         Fleet Investment Advisors Inc. ("Fleet"), the Funds' investment adviser, will use its best efforts to achieve each Fund's investment objective, although such achievement cannot be assured. The investment objective of a Fund as described in its Prospectuses may not be changed without the approval of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Except as noted below under "Investment Limitations," a Fund's investment policies may be changed without shareholder approval. An investor should not consider an investment in the Funds to be a complete investment program. The Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less in an effort to maintain a stable net asset value per share of $1.00. The following investment strategies, policies and risks supplement those set forth in the Funds' Prospectuses.

INSTITUTIONAL MONEY MARKET FUND

         Instruments in which the Institutional Money Market Fund invests have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). For more information, including applicable quality requirements, see "Other Investment Policies and Risk Considerations" below.


INSTITUTIONAL PRIME MONEY MARKET FUND

         Instruments in which the Institutional Prime Money Market Fund invests have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). For more information, including applicable quality requirements, see "Other Investment Policies and Risk Considerations" below.


INSTITUTIONAL TREASURY MONEY MARKET FUND


         Under normal circumstances, the Institutional Treasury Money Market Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in money market instruments issued by the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by U.S. Treasury securities. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change.

         Portfolio securities held by the Institutional Treasury Money Market Fund have remaining maturities of 397 days or less (with certain exceptions). The Fund may also invest in certain variable and floating rate instruments. For more information, including applicable quality requirements, see "Other Investment Policies and Risk Considerations" below.


         ALTHOUGH THE FUND INVESTS IN U.S. TREASURY OBLIGATIONS, AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.


INSTITUTIONAL GOVERNMENT MONEY MARKET FUND


         The Institutional Government Money Market Fund invests primarily (at least 80% of net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities, and repurchase agreements backed by these obligations. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change.


         Investments in which the Institutional Government Money Market Fund invests have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). See "Other Investment Policies and Risk Considerations" below.

         ALTHOUGH THE FUND INVESTS IN U.S. GOVERNMENT OBLIGATIONS, AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS


         Investment methods described in the Prospectuses and this Statement of Additional Information are among those which one or more of the Funds have the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.


RATINGS


         The Funds will purchase only those instruments which meet the applicable quality requirements described below. The Institutional Money Market Fund and Institutional Prime Money Market Fund will not purchase a security (other than a U.S. Government security) unless the security (or, in certain cases, the guarantee) or the issuer (or guarantee provider) with respect to comparable securities (i) is rated by at least two nationally recognized statistical rating organizations ("Rating Agencies") (such as Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch) in one of the two highest categories for short-term debt securities, (ii) is rated by the only Rating Agency that has issued a rating with respect to such security or issuer in one of such Rating Agency's two highest categories for short-term debt, or (iii) if not rated, the security is determined to be of comparable quality. These rating categories are determined without regard to sub-categories and gradations. The Funds will follow applicable regulations in determining whether a security rated by more than one Rating Agency can be treated as being in one of the two highest short-term rating categories. See "Investment Limitations" below. See Appendix A to this Statement of Additional Information for a description of S&P's, Moody's and Fitch's rating categories.


         Determinations of comparable quality will be made in accordance with procedures established by the Board of Trustees. Generally, if a security has not been rated by a Rating Agency, Fleet will acquire the security if it determines that the security is of comparable quality to securities that have received the requisite ratings. Fleet also considers other relevant information in its evaluation of unrated short-term securities.

U.S. GOVERNMENT OBLIGATIONS AND MONEY MARKET INSTRUMENTS

         Each Fund may, in accordance with its investment policies, invest from time to time in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in other money market instruments, including bank obligations and commercial paper.

         Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

         U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

         Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Funds.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit, non-negotiable time deposits (including Eurodollar time deposits) issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC, and other short-term debt obligations issued by banks. With respect to each Fund, bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks, foreign banks or U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to each Fund's limitation on illiquid securities described below under "Investment Limitations." For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

         Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

         Investments in obligations of foreign branches of U.S. banks, foreign banks and U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks, foreign banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks. Such investments may also subject the Funds to investment risks similar to those accompanying direct investments in foreign securities. The Funds will invest in the obligations of U.S. branches of foreign banks, foreign banks or foreign branches of U.S. banks only when Fleet believes that the credit risk with respect to the instrument is minimal.


         Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Commercial paper may include securities issued by corporations and other entities without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if Fleet has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities. The Institutional Money Market Fund and Institutional Prime Money Market Fund may also purchase Rule 144A securities. See "Investment Limitations" below.


VARIABLE AND FLOATING RATE OBLIGATIONS

         The Funds may purchase variable and floating rate instruments in accordance with their investment objectives and policies as described in the Prospectuses and this Statement of Additional Information. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

         If a variable or floating rate instrument is not rated, Fleet must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.


         Long-term variable and floating rate obligations held by the Institutional Money Market, Institutional Prime Money Market and Institutional Treasury Money Market Funds may have maturities of more than 397 days, provided the Funds are entitled to payment of principal upon not more than 30 days' notice or at specified intervals not exceeding one year (upon not more than 30 days' notice).


MUNICIPAL SECURITIES


         The Institutional Money Market Fund and Institutional Prime Money Market Fund may invest in debt obligations issued by or on behalf of the states, territories and possessions of the

United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions ("Municipal Securities"), the interest on which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax. Each of these Funds may also invest in Municipal Securities the interest on which is subject to federal income tax. Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal Securities also include private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities. See "Private Activity Bonds" below.

         The two principal categories of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

         A Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation, of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

         There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a Rating Agency, such as Moody's and S&P, described in Appendix A hereto, represent such Rating Agencies' opinions as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

         Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

         Also included within the general category of Municipal Securities are participation certificates in leases, installment purchase contracts, or conditional sales contracts ("lease obligations") entered into by states or political subdivisions to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations do not constitute general obligations of the issuer for which the lessee's unlimited taxing power is pledged, certain lease obligations are backed by the lessee's covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the lessee has no obligation to make these payments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing and may not be as marketable as more conventional securities. To the extent these securities are illiquid, they are subject to a Fund's applicable limitation on illiquid securities described under "Investment Limitations" below.

         Certificates of participation represent undivided interests in lease payments by a governmental or nonprofit entity. A lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In addition, certificates of participation are less liquid than other bonds because there is a limited secondary trading market for such obligations. To alleviate potential liquidity problems with respect to these investments, the Fund may enter into remarketing agreements which may provide that the seller or a third party will repurchase the obligation within seven days after demand by a Fund and upon certain conditions such as the Fund's payment of a fee.

         Municipal Securities purchased by a Fund in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. As described above, letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

         The payment of principal and interest on most Municipal Securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multistate agency of which a state is a member is a separate "issuer" as that term is used in this Statement of Additional Information and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

         Among other instruments, a Fund may purchase short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, commercial paper, construction loan notes and other forms of short-term loans that are rated in one of the two highest rating categories assigned by a Rating Agency with respect to such instruments or, if unrated, determined by Fleet to be of comparable quality. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, a Fund may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds, to the extent consistent with applicable limitations.

         Opinions relating to the validity of Municipal Securities and the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither a Fund nor Fleet will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.


         As a result of the favorable tax treatment afforded such obligations under the Internal Revenue Code of 1986, as amended (the "Code"), yields on Municipal Securities can generally be expected under normal market conditions to be lower than yields on corporate and U.S. Government obligations, although from time to time Municipal Securities have outperformed, on a total return basis, comparable corporate and federal debt obligations as a result of prevailing economic, regulatory or other circumstances.

STAND-BY COMMITMENTS


         The Institutional Money Market Fund and Institutional Prime Money Market Fund may acquire "stand-by commitments" with respect to Municipal Securities held by them. Under a stand-by commitment, a dealer agrees to purchase, at a Fund's option, specified Municipal Securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. A Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield otherwise available for the same securities). Where a Fund pays any consideration directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund. Stand-by commitments acquired by a Fund would be valued at zero in determining the Fund's net asset value. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Municipal Securities purchased by a Fund. However, without a stand-by commitment, these securities could be more difficult to sell. A Fund will enter into stand-by commitments only with those dealers whose credit Fleet believes to be of high quality.

         Stand-by commitments are exercisable by a Fund at any time before the maturity of the underlying municipal security, and may be sold, transferred or assigned by the Fund only with respect to the underlying instruments. Although stand-by commitments are often available without the payment of any direct or indirect consideration, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for securities acquired subject to the commitment. Where a Fund pays any consideration directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund. A Fund will enter into stand-by commitments only with banks and broker/dealers that present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, Fleet will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.


PRIVATE ACTIVITY BONDS


         The Institutional Money Market Fund and Institutional Prime Money Market Fund may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

         Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

CUSTODIAL RECEIPTS AND CERTIFICATES OF PARTICIPATION


         Securities acquired by the Institutional Money Market Fund and Institutional Prime Money Market Fund may be in the form of custodial receipts evidencing rights to receive a specific future interest payment, principal payment or both on certain Municipal Securities. Such obligations are held in custody by a bank on behalf of holders of the receipts. These custodial receipts are known by various names, including "Municipal Receipts," "Municipal Certificates of Accrual on Tax-Exempt Securities" ("M-CATS") and "Municipal Zero-Coupon Receipts." A Fund may also purchase from time to time certificates of participation that, in the opinion of counsel to the issuer, are exempt from federal income tax. A certificate of participation gives a Fund an undivided interest in a pool of Municipal Securities held by a bank. Certificates of participation may have fixed, floating or variable rates of interest. If a certificate of participation is unrated, Fleet will have determined that the instrument is of comparable quality to those instruments in which a Fund may invest pursuant to guidelines approved by Galaxy's Board of Trustees. For certain certificates of participation, a Fund will have the right to demand payment, on not more than 30 days' notice, for all or any part of the Fund's participation interest, plus accrued interest. As to these instruments, a Fund intends to exercise its right to demand payment as needed to provide liquidity, to maintain or improve the quality of its investment portfolio or upon a default (if permitted under the terms of the instrument).


REPURCHASE AND REVERSE REPURCHASE AGREEMENTS


         Each Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually specified date and price ("repurchase agreements"). Repurchase agreements will be entered into only with financial institutions such as banks and broker/dealers which are deemed to be creditworthy by Fleet. No Fund will enter into repurchase agreements with Fleet or any of its affiliates. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered an illiquid security and will be subject to each Fund's 10% limit on illiquid securities described below under "Investment Limitations."

         The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the agreed upon repurchase price. If the seller defaulted on its repurchase obligation, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. Income on repurchase agreements is taxable.

         The repurchase price under a repurchase agreement generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to a repurchase agreement will be held by a Fund's custodian or a sub-custodian in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         The Institutional Money Market, Institutional Prime Money Market Fund and Institutional Treasury Money Market Funds may borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement. Whenever a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as cash or liquid portfolio securities equal to the repurchase price (including accrued interest). Each Fund will monitor the account to ensure such equivalent value is maintained. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.


SECURITIES LENDING


         Each Fund may lend its portfolio securities to financial institutions such as banks and broker/dealers in accordance with the investment limitations described below. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral, should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. A Fund that loans portfolio securities would continue to accrue interest on the securities loaned and would also earn income on the loans. Any cash collateral received by the Institutional Money Market, Institutional Prime Money Market and Institutional Treasury Money Market Funds would be invested in high quality, short-term money market instruments. Any cash collateral received by the Institutional Government Money Market Fund would be invested in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Loans will generally be short-term, will be made only to borrowers deemed by Fleet to be of good standing and only when, in Fleet's judgment, the income to be earned from the loan justifies the attendant risks. The Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Fund represent not more than one-third of the value of its total assets.


INVESTMENT COMPANY SECURITIES


         Each Fund may invest in securities issued by other open-end investment companies that invest in the types of obligations in which the Fund may invest and that determine their net asset value per share based on the amortized cost or penny-rounding method.

         Investments in other investment companies will cause a Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations. Securities of other investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Funds, other investment portfolios of Galaxy, or any other investment companies advised by Fleet. The limitations provided by clauses (a), (b) and (c) above do not apply to an investment of all of the investable assets of the Institutional Money Market Fund in a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to such Fund.


ASSET-BACKED SECURITIES


         The Institutional Money Market Fund and Institutional Prime Money Market Fund may purchase asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. Assets generating such payments will consist of such instruments as motor vehicle installment purchase obligations, credit card receivables and home equity loans. Payment of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with entities issuing the securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market rates, although other economic and demographic factors will be involved.


         Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

         The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity.

         Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities.

         Asset-backed securities are subject to greater risk of default during periods of economic downturn. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund's experiencing difficulty in valuing or liquidating such securities. For these reasons, under certain circumstances, asset-backed securities may be considered illiquid securities.



WHEN-ISSUED PURCHASES, FORWARD COMMITMENT AND DELAYED SETTLEMENT TRANSACTIONS


         Each Fund may purchase eligible securities on a "when-issued" or "delayed settlement" basis. Each Fund may also purchase or sell securities on a "forward commitment" basis. When-issued and forward commitment transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. Delayed settlement describes settlement of a securities transaction in the secondary market sometime in the future. When-issued, forward commitment and delayed settlement transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place. It is expected that when-issued purchases, forward commitments and delayed settlement transactions will not exceed 25% of the value of a Fund's total assets absent unusual market conditions. In the event a Fund's when-issued purchases, forward commitments and delayed settlement transactions ever exceeded 25% of the value of its total assets, the Fund's liquidity and the ability of Fleet to manage the Fund might be adversely affected. The Funds do not intend to engage in when-issued purchases, forward commitments and delayed settlement transactions for speculative purposes, but only in furtherance of their investment objectives.


         A Fund may dispose of a commitment prior to settlement if Fleet deems it appropriate to do so. In addition, a Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.

         When a Fund agrees to purchase securities on a when-issued, forward commitment or delayed settlement basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. In the event of a decline in the value of the securities that the custodian has set aside, the Fund may be required to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. A Fund's net assets may fluctuate to a greater degree if it sets aside portfolio securities to cover such purchase commitments than if it sets aside cash. Because a Fund sets aside liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be adversely affected in the event its commitment to purchase securities on a when-issued, forward commitment or delayed settlement basis exceeded 25% of the value of its assets.

         When a Fund engages in when-issued, forward commitment or delayed settlement transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous for a security. For purposes of determining the average weighted maturity of a Fund's portfolio, the maturity of securities purchased on a when-issued or delayed settlement basis, is calculated from the date of settlement of the purchase to the maturity date.

GUARANTEED INVESTMENT CONTRACTS


         The Institutional Money Market, Institutional Prime Money Market and Institutional Treasury Money Market Funds may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to GICs, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to the Funds' limitation on such investments stated below under "Investment Limitations", unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. Neither Fund will invest more than 20% of its total assets in GICs.


LOAN PARTICIPATIONS


         Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Institutional Money Market, Institutional Prime Money Market and Institutional Treasury Money Market Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRIPS


         Each Fund may invest in Separately Traded Interest and Principal Securities ("STRIPS"), which are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. Fleet will purchase only those STRIPS that it determines are liquid or, if illiquid, do not violate a Fund's investment policy concerning investments in illiquid securities. Fleet will purchase only those STRIPS that have a remaining maturity of 397 days or less. None of these Funds may invest more than 5% of its total assets in STRIPS and Fleet will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component generally is usually volatile in response to changes in interest rates.


ZERO COUPON SECURITIES


         Each Fund may invest in zero coupon securities. A zero coupon security pays no interest or principal to its holder during its life. A zero coupon security is sold at a discount, frequently substantial, and redeemed at face value at its maturity date. The market prices of zero coupon securities are generally more volatile than the market prices of securities of similar maturity that pay interest periodically, and zero coupon securities are likely to react more to interest rate changes than non-zero coupon securities with similar maturity and credit qualities.


PORTFOLIO SECURITIES GENERALLY

         Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or Fleet, pursuant to guidelines established by the Board, will promptly consider such an event in determining whether the Fund involved should continue to hold the obligation. The Board of Trustees or Fleet may determine that it is appropriate for the Fund to continue to hold the obligation if retention is in accordance with the interests of the particular Fund and applicable regulations of the Securities and Exchange Commission ("SEC").

                             INVESTMENT LIMITATIONS


         In addition to each Fund's investment objective as stated in its Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares. A "vote of the holders of a majority of the outstanding shares" of a particular Fund means the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund, or (b) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy.

         Each of the Institutional Money Market, Institutional Prime Money Market and Institutional Government Money Market Funds may not:


         1. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act.

         2. Make any investment inconsistent with the Fund's classification as a diversified series of an open-end investment company under the 1940 Act, provided, however, that (a) the Fund may invest without regard to this limitation to the extent permitted by Rule 2a-7 under the 1940 Act or any successor rule, and (b) the Institutional Money Market Fund may invest all of its investable assets in a Qualifying Portfolio (i.e., a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund).


         3. Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than (a) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, (b) with respect to the Institutional Money Market and Institutional Prime Money Market Funds, securities issued by domestic banks, foreign branches of domestic banks and U.S. branches of foreign banks, and
              (c) with respect to the Institutional Money Market Fund, investment of all of the investable assets of the Fund in a Qualifying Portfolio (i.e., a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund)).


         4.   Make loans except to the extent permitted by the 1940 Act.

         5. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities.

         6. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

         7. Purchase or sell commodities or commodity contracts except that a Fund may, to the extent consistent with its investment objective and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.

         The Institutional Treasury Money Market Fund may not:

         8. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities and to investments in obligations issued by domestic banks, foreign branches of domestic banks and U.S. branches of foreign banks, to the extent that the Fund may under the 1940 Act reserve freedom of action to concentrate its investments in such securities. The Fund has reserved its freedom of action to concentrate its investments in government securities and bank instruments described in the foregoing sentence. For purposes of this limitation, (i) utility companies will be divided according to their services; for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational entities will be considered to be a separate industry; and (iv) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower.

         9. Make loans, except that the Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements; and (c) engage in securities lending as described in the Prospectuses and in this Statement of Additional Information.

         10. Acquire more than 10% of the voting securities of any one issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) or invest more than 5% of the total assets of the Fund in the securities of an issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities).

         11.  Invest in companies for the purpose of exercising control.

         12. Borrow, except that the Fund may borrow money from banks and may enter into reverse repurchase agreements, in either case in an amount not to exceed 33-1/3% of the Fund's total assets and then only as a temporary measure for extraordinary or emergency purposes (which may include the need to meet shareholder redemption requests). This borrowing provision is included solely to facilitate the orderly sale of Fund securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. The Fund will not purchase any securities for its portfolio at any time at which its borrowings equal or exceed 5% of its total assets (taken at market value), and any interest paid on such borrowings will reduce income.

         13. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by Investment Limitation No. 12 above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

         14. Purchase or sell real estate, including real estate limited partnership interests, commodities and commodities contracts, but excluding interests in a pool of securities that are secured by interests in real estate. However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, commodities or commodities contracts. The Fund may invest in futures contracts and options thereon to the extent described in the Prospectuses and elsewhere in this Statement of Additional Information.

         15. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

         16. Act as underwriter of securities of other issuers, except as it may be deemed an underwriter under federal securities laws in selling a security held by the Fund.

         17. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

         18. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

         19. Write or purchase puts, calls, or other options or combinations thereof, except that the Fund may write covered call options with respect to any or all of the securities it holds, subject to any limitations described in the Prospectuses or elsewhere in this Statement of Additional Information and the Fund may purchase and sell other options as described in the Prospectuses and this Statement of Additional Information.


         The following investment limitations with respect to the Institutional Money Market, Institutional Prime Money Market and Institutional Government Money Market Funds may be changed by Galaxy's Board of Trustees without shareholder approval:


         20. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

         21. A Fund may not write or sell put options, call options, straddles, spreads or any combination thereof, except that the Institutional Money Market Fund may, to the extent consistent with its investment objective and policies, write covered call options and purchase and sell other options.

         22. A Fund may not purchase the securities of companies for the purpose of exercising control.

         23. A Fund may not purchase securities of other investment companies except as permitted by the 1940 Act, except that the Institutional Money Market Fund may invest all of its investable assets in a Qualifying Portfolio (i.e., a diversified, open-end investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund).


         24. The Institutional Government Money Market and Institutional Prime Money Market Funds may not invest more than 10% of their net assets in illiquid securities.

         25. The Institutional Government Money Market and Institutional Prime Money Market Funds may purchase foreign securities to the extent consistent with their investment objective and policies.


         26. The Institutional Government Money Market Fund may not purchase securities other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

         27. The Institutional Government Money Market Fund may not invest in obligations having remaining maturities in excess of 397 days, except that certain variable and floating rate instruments may bear longer maturities (provided certain provisions are met).

         The following investment limitations with respect to the Institutional Money Market and Institutional Treasury Money Market Funds may be changed by Galaxy's Board of Trustees without shareholder approval:

         28.  Neither Fund may invest in warrants.

         29. Neither Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 10% of that Fund's net assets, provided that this limitation does not apply to an investment of all of the investable assets of the Institutional Money Market Fund in a Qualifying Portfolio (i.e., a diversified, open-end investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund).

         30. Neither Fund may purchase or retain securities of an issuer if, to the knowledge of Galaxy, an officer, trustee, member or director of Galaxy or any investment adviser of Galaxy owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, members and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

         31. Neither Fund may invest in interests in oil, gas or other mineral exploration or development programs. Neither Fund may invest in oil, gas or mineral leases.

         With respect to Investment Limitation Nos. 1 and 12 above, the 1940 Act permits a Fund to borrow from any bank, provided that immediately after any such borrowing, there is an asset coverage of at least 300% for all borrowings of the Fund. In addition, a Fund may engage in certain securities trading practices, such as reverse repurchase agreements, that are deemed to be borrowings under the 1940 Act, provided that the Fund maintains in a segregated custodial account liquid assets equal to the repurchase price (including accrued interest).

         With respect to Investment Limitation Nos. 2 and 10 above, the 1940 Act prohibits a diversified Fund from purchasing the securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer (the "5% limitation") or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that (a) up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and (b) the Fund may invest in U.S. Government obligations without regard to these limitations.

         With respect to Investment Limitation Nos. 4 and 9 above, the 1940 Act permits a Fund to lend its portfolio securities against collateral having a value equal at all times to at least 100% of the value of the securities loaned. However, no portfolio securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the Fund would exceed 33-1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. In addition, a Fund may engage in certain securities trading practices, such as repurchase agreements, that are deemed to be loans under the 1940 Act.

         With respect to Investment Limitation Nos. 17 and 23 above, the 1940 Act prohibits a Fund, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition,
(a) the Fund owns more than 3% of the total outstanding voting stock of the investment company; (b) securities issued by any one investment company represent more than 5% of the total assets of the Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.


         Each Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Board of Trustees. To the extent restricted securities are deemed illiquid, each Fund will limit its purchase of such securities, together with other securities considered to be illiquid, to 10% of its net assets.


         Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.


         Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations as set forth in this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, each Fund will comply with the various requirements of Rule 2a-7 under the 1940 Act which regulates money market funds. In accordance with Rule 2a-7, the Institutional Money Market Fund is subject to the 5% limitation described in connection with Investment Limitation No. 2 above as to all of its assets; however in accordance with such Rule, the Funds will be able to invest more than 5% (but no more than 25%) of its total assets in the securities of a single issuer for a period of up to three business days after the purchase thereof, provided that the Fund may not hold more than one such investment at any one time. Adherence by a Fund to the diversification requirements of Rule 2a-7 is deemed to constitute adherence to the diversification requirements of Investment Limitation Nos. 2 and 10 above. Each Fund will determine the effective maturity of its respective investments, as well as its ability to consider a security as having received the requisite short-term ratings by Rating Agencies, according to Rule 2a-7. A Fund may change these operating policies to reflect changes in the laws and regulations without the approval of its shareholders.

         The Institutional Money Market and Institutional Prime Money Market Funds may purchase Rule 144A securities. Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Investment by a Fund in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of each Fund's 10% limitation on purchases of illiquid securities described above, Rule 144A securities will not be considered to be illiquid if Fleet has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.


                        VALUATION OF PORTFOLIO SECURITIES

         Galaxy uses the amortized cost method of valuation to value shares of the Funds. In order to use the amortized cost method, the Funds comply with the various quality and maturity restrictions specified in Rule 2a-7 promulgated under the 1940 Act. Pursuant to this method, a security is valued at its initial acquisition cost, as adjusted for amortization of premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the security. Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations or by fair value as determined by or under the direction of Galaxy's Board of Trustees. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the security. The value of securities in each of the Funds can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security is held to maturity, no gain or loss will be realized.


         The Funds invest only in instruments that meet the applicable quality requirements of Rule 2a-7 and maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per share, provided that none of the Funds will purchase any security deemed to have a remaining maturity (as defined in the 1940 Act) of more than 397 days nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. Galaxy's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and each Fund's investment objective, to stabilize the net asset value per share of each Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share of each Fund, calculated by using available market quotations, deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it has agreed to take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of a Fund's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


         Shares in each Fund are sold on a continuous basis by Galaxy's distributor, Liberty Funds Distributor, Inc. ("LFDI"), an affiliate of Fleet. LFDI is a registered broker/dealer with its principal offices at One Financial Center, Boston, Massachusetts 02111-2621. LFDI has agreed to use appropriate efforts to solicit all purchase orders. Prior to July 22, 2002, PFPC Distributors, Inc. served as the distributor for the Funds (other than the Institutional Prime Money Market Fund, which was not yet in operation).


PURCHASES OF CLASS I SHARES OF THE FUNDS


         Investments in Class I Shares of the Funds are not subject to any sales charge. Class I Shares of the Funds may be purchased by institutional investors that are purchasing shares on their own behalf and by FIS Securities, Inc., Fleet Securities, Inc.,

FleetBoston Financial Corporation, its affiliates, their correspondent banks and other qualified banks, saving and loan associations and broker/dealers on behalf of their customers. Purchases of Class I Shares may take place only on days on which the New York Stock Exchange (the "Exchange"), the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open ("Business Days"). If an institution accepts a purchase order from a customer on a non-Business Day, the order will not be executed until it is received and accepted by LFDI on a Business Day in accordance with LFDI's procedures.

         Class I Shares of the Funds purchased by institutions on behalf of their customers will normally be held of record by the institution and beneficial ownership of such Class I Shares will be recorded by the institution and reflected in the account statements provided to its customers. Depending on the terms of the arrangement between a particular institution and Galaxy's transfer agent, confirmations of Class I Share purchases and redemptions and pertinent account statements will either be sent by Galaxy's transfer agent directly to a customer with a copy to the institution, or will be furnished directly to the customer by the institution. Other procedures for the purchase of Class I Shares established by institutions in connection with the requirements of their customer accounts may apply. Customers wishing to purchase Class I Shares through their institution should contact such entity directly for appropriate purchase instructions.


PURCHASES OF CLASS II SHARES AND CLASS III SHARES OF THE FUNDS


         Investments in Class II Shares and Class III Shares of the Funds are not subject to any sales charge. Class II Shares and Class III Shares of the Funds are available for purchase by qualified financial institutions, such as banks, savings and loan associations and broker-dealers, including financial institutions affiliated with Fleet, which have entered into a sales agreement and servicing agreement with respect to the Funds and that are purchasing shares of a Fund on behalf of their customers. Purchases of Class II Shares and Class III Shares may take place on any Business Day. If an institution accepts a purchase order from a customer on a non-Business Day, the order will not be executed until it is received and accepted by LFDI on a Business Day in accordance with LFDI's procedures.


         Class II Shares and Class III Shares of the Funds purchased by institutions on behalf of their customers will normally be held of record by the institution and beneficial ownership of such shares will be recorded by the institution and reflected in the account statements provided to its customers. Depending on the terms of the arrangement between a particular institution and Galaxy's transfer agent, confirmations of share purchases and redemptions and pertinent account statements will either be sent by Galaxy's transfer agent directly to a customer with a copy to the institution, or will be furnished directly to the customer by the institution. Other procedures for the purchase of shares established by institutions in connection with the requirements of their customer accounts may apply. Customers purchasing Class II Shares or Class III Shares should contact their institution directly for appropriate purchase instructions.

OTHER PURCHASE INFORMATION

         On a Business Day when the Exchange closes early due to a partial holiday or otherwise, Galaxy will advance the time at which purchase orders must be received in order to be processed on that Business Day.

REDEMPTIONS


         Redemption orders are effected at the net asset value per share next determined after receipt of the order by LFDI. On a Business Day when the Exchange closes early due to a partial holiday or otherwise, Galaxy will advance the time at which redemption orders must be received in order to be processed on that Business Day. Galaxy may require any information reasonably necessary to ensure that a redemption has been duly authorized. Galaxy reserves the right to transmit redemption proceeds within seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect a Fund.


         If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, Galaxy may make payment wholly or partly in securities or other property. Such redemptions will only be made in "readily marketable" securities. In such an event, a shareholder would incur transaction costs in selling the securities or other property. However, Galaxy has filed an election with the SEC to pay in cash all redemptions requested by a shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Fund at the beginning of such period. Such commitment cannot be revoked without the prior approval of the SEC.

         Galaxy may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading in the markets the Funds normally utilize is restricted, or an emergency, as defined by the rules and regulations of the SEC exists making disposal of a Fund's investments or determination of its net asset value not reasonably practicable; (b) the Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC by order has permitted such suspension.

         Galaxy generally requires that an institution maintain an average balance of $2,000,000 in an account. If the balance in such account falls below that minimum, the institution may be obliged by Galaxy to redeem all of the shares in the account. In addition, Galaxy may redeem shares involuntarily or make payment for redemption in securities if it appears appropriate to do so in light of Galaxy's responsibilities under the 1940 Act. Galaxy reserves the right to waive the minimum investment requirement.

EXCHANGE PRIVILEGE - CLASS I SHARES


         An exchange involves a redemption of all or a portion of your Class I Shares and the investment of the redemption proceeds in Retail A Shares of another Fund offered by Galaxy. The redemption will be made at the per share net asset value next determined after the exchange request is received. The shares of a Fund to be acquired will be purchased at the net asset value per share next determined after acceptance of the exchange request, plus any applicable sales charge.

         Investors may find the exchange privilege useful if their investment objectives or market outlook should change after they invest in any of the Funds. For further information regarding Galaxy's exchange privilege, investors should call Galaxy's distributor at 1-866-840-5469. Customers of institutions should call their institution for such information. Investors exercising the exchange privilege into other portfolios should request and review the prospectuses for these portfolios prior to making an exchange. Telephone 1-866-840-5469 for a prospectus or to make an exchange.


         In order to prevent abuse of this privilege to the disadvantage of other shareholders, Galaxy reserves the right to terminate the exchange privilege of any shareholder who requests more than three exchanges a year. Galaxy will determine whether to do so based on a consideration of both the number of exchanges that any particular shareholder or group of shareholders has requested and the time period over which their exchange requests have been made, together with the level of expense to Galaxy which will result from effecting additional exchange requests. The exchange privilege may be modified or terminated at any time. At least 60 days' notice of any material modification or termination will be given to shareholders except where notice is not required under the regulations of the SEC.

         For federal income tax purposes, an exchange of shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Before making an exchange request, an investor should consult a tax or other financial adviser to determine the tax consequences.

                                      TAXES

IN GENERAL


         Each of the Institutional Money Market, Institutional Government Money Market and Institutional Treasury Money Market Funds qualified during its last taxable year and intends to continue to qualify, and the Institutional Prime Money Market Fund intends to qualify when it commences operations, as a regulated investment company under Subchapter M of the Code and to distribute out its income to shareholders each year, so that each Fund itself generally will be relieved of federal income and excise taxes. If a Fund were to fail to so qualify: (1) the Fund would be taxed on its taxable income at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) for the one-year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.


         For federal income tax purposes, a Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. As of October 31, 2002, the Institutional Government Money Market Fund had a capital loss carry-forward in the amount of $5,154 which expires in 2004. This amount is available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable regulations.

         Dividends declared in October, November or December of any year which are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Funds on December 31 of such year if such dividends are actually paid during January of the following year.

         The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an "exempt recipient." For 2003 and 2004, the withholding rates are 30% and 29%, respectively.


STATE AND LOCAL

         Depending upon the extent of Galaxy's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of a Fund and its shareholders under such laws may differ from their treatment under federal income tax laws. Under state or local law, distributions of net investment income may be taxable to shareholders as dividend income even though a substantial portion of such distributions may be derived from interest on U.S. Government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

MISCELLANEOUS

         Shareholders will be advised annually as to the federal income tax consequences of distributions made each year.

                              TRUSTEES AND OFFICERS

         The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust. Information pertaining to the trustees and officers of Galaxy is set forth below. Trustees who are not deemed to be "interested persons" of Galaxy as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of Galaxy are referred to as "Interested Trustees."


                                                                              NUMBER OF
                                        TERM OF                             PORTFOLIOS IN
                                       OFFICE AND                               FUND
                          POSITION(S)  LENGTH OF                             COMPLEX(3)
                           HELD WITH      TIME     PRINCIPAL OCCUPATION(S)   OVERSEEN BY            OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE(1)    GALAXY     SERVED(2)     DURING PAST 5 YEARS       TRUSTEE               HELD BY TRUSTEE(4)
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Dwight E. Vicks, Jr.(3)   Chairman &     Since     Chairman, Director and       24         Director, Utica First Insurance
Age 69                      Trustee      4/2/86    Treasurer,                              Company; Director, SBU Bank; Director,
                                                   Vicks Lithograph &                      Partners Trust Financial Group;
                                                   Printing Corporation                    Director, Monitor Life Insurance
                                                   (book manufacturing).                   Company; Director, Commercial Travelers
                                                                                           Mutual Insurance Company.

Louis DeThomasis            Trustee      Since     President,                   24                         None
Age 62                                  7/24/86    Saint Mary's University
                                                   of Minnesota.

Kenneth A Froot(5)          Trustee      Since     Professor of Finance,        24                         None
Age 45                                  12/5/00    Harvard University.

James M. Seed               Trustee      Since     President, The Astra         24         Chairman and Director, Fischer-Watt
Age 61                                  5/26/88    Ventures, Incorporated                  Gold Co.; Director, XSCI, Inc.
                                                   (oil and gas
                                                   exploration; private
                                                   equity).

                                                                              NUMBER OF
                                        TERM OF                             PORTFOLIOS IN
                                       OFFICE AND                               FUND
                          POSITION(S)  LENGTH OF                             COMPLEX(3)
                           HELD WITH      TIME     PRINCIPAL OCCUPATION(S)   OVERSEEN BY            OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE(1)    GALAXY     SERVED(2)     DURING PAST 5 YEARS       TRUSTEE               HELD BY TRUSTEE(4)
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

John T. O'Neill(6)          Trustee      Since     Private Investor;            24                         None
Age 58                                  2/25/88    Executive Vice
                                                   President and Chief
                                                   Financial Officer,
                                                   Hasbro, Inc. (toy and
                                                   game manufacturer)
                                                   until December 1999.

                                                                              NUMBER OF
                                        TERM OF                             PORTFOLIOS IN
                                       OFFICE AND                               FUND
                          POSITION(S)  LENGTH OF                             COMPLEX(3)
                           HELD WITH      TIME     PRINCIPAL OCCUPATION(S)   OVERSEEN BY            OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE(1)    GALAXY     SERVED(2)     DURING PAST 5 YEARS       TRUSTEE               HELD BY TRUSTEE(4)
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS


Joseph R. Palombo(7)       President     Since     Chief Operating             N/A                         N/A
One Financial Center                     2/27/03   Officer, Columbia
Boston, MA  02111                                  Management Group, Inc.,
Age 50                                             since November 2001;
                                                   Chief Operations
                                                   Officer of Mutual
                                                   Funds, Liberty
                                                   Financial Companies,
                                                   Inc., from August 2000
                                                   to November 2001;
                                                   Executive Vice
                                                   President, Stein Roe &
                                                   Farnham Incorporated,
                                                   since April 1999 and
                                                   Director since
                                                   September 2000;
                                                   Executive Vice
                                                   President and Director,
                                                   Colonial Management
                                                   Associates, Inc., since
                                                   April 1999; Executive
                                                   Vice President and
                                                   Chief Administrative
                                                   Officer, Liberty Funds
                                                   Group, LLC, since April
                                                   1999; Trustee and
                                                   Chairman of the Board,
                                                   the Stein Roe Family of
                                                   Funds, since October
                                                   2000; Manager, Stein
                                                   Roe Floating Rate
                                                   Limited Liability
                                                   Company, since October
                                                   2000; Vice President,
                                                   the Liberty Funds, from
                                                   April 1999 to August
                                                   2000; Chief Operating
                                                   Officer and Chief
                                                   Compliance Officer,
                                                   Putnam Mutual Funds,
                                                   from December 1993 to
                                                   March 1999.

                                                                              NUMBER OF
                                        TERM OF                             PORTFOLIOS IN
                                       OFFICE AND                               FUND
                          POSITION(S)  LENGTH OF                             COMPLEX(3)
                           HELD WITH      TIME     PRINCIPAL OCCUPATION(S)   OVERSEEN BY            OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE(1)    GALAXY     SERVED(2)     DURING PAST 5 YEARS       TRUSTEE               HELD BY TRUSTEE(4)
----------------------------------------------------------------------------------------------------------------------------------
Glen P. Martin(8)             Vice       Since     Director, Strategy and      N/A                         N/A
One Financial Center       President     9/5/02    Product Management
Boston, MA  02111                                  Division, and Senior
Age 44                                             Vice President,
                                                   Columbia Management
                                                   Group, Inc., since
                                                   March 2002; Interim
                                                   Managing Director,
                                                   Mutual Fund Division,
                                                   and Senior Vice
                                                   President, Fleet
                                                   Investment Management,
                                                   from April 2001 to
                                                   March 2002; Director,
                                                   Product Development and
                                                   Marketing, and Senior
                                                   Vice President, Fleet
                                                   Investment Management,
                                                   from March 1999 to
                                                   April 2001; Vice
                                                   President of Investment
                                                   Marketing Management,
                                                   Fleet Investment
                                                   Management, from May
                                                   1997 to March 1999.

Vicki L. Benjamin(9)         Chief       Since     Vice President, Liberty     N/A                         N/A
One Financial Center       Accounting    9/5/02    Funds Group, LLC, since
Boston, MA  02111         Officer and              April 2001; Vice
Age 41                     Controller              President, Corporate
                                                   Audit, State Street
                                                   Bank and Trust Company,
                                                   from May 1998 to April
                                                   2001; Senior Audit
                                                   Manager, Coopers &
                                                   Lybrand, LLP, from July
                                                   1997 to May 1998; Audit
                                                   Manager, Coopers &
                                                   Lybrand, LLP, from July
                                                   1994 to June 1997.

                                                                              NUMBER OF
                                        TERM OF                             PORTFOLIOS IN
                                       OFFICE AND                               FUND
                          POSITION(S)  LENGTH OF                             COMPLEX(3)
                           HELD WITH      TIME     PRINCIPAL OCCUPATION(S)   OVERSEEN BY            OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE(1)    GALAXY     SERVED(2)     DURING PAST 5 YEARS       TRUSTEE               HELD BY TRUSTEE(4)
----------------------------------------------------------------------------------------------------------------------------------
J. Kevin Connaughton(10)   Treasurer     Since     Senior Vice President,      N/A                         N/A
One Financial Center                     9/5/02    Liberty Funds Group,
Boston, MA  02111                                  LLC, since January
Age 38                                             2001; Vice President,
                                                   Liberty Funds Group,
                                                   LLC, from April 2000 to
                                                   January 2001; Vice
                                                   President, Colonial
                                                   Management Associates,
                                                   Inc., from February
                                                   1998 to October 2000;
                                                   Senior Tax Manager,
                                                   Coopers & Lybrand, LLP,
                                                   from April 1996 to
                                                   January 1998.

W. Bruce McConnel(11)      Secretary     Since     Partner of the law firm     N/A                         N/A
One Logan Square                         4/3/86    Drinker Biddle & Reath
18th & Cherry Streets                              LLP.
Philadelphia, PA 19103
Age 60


----------

(1) Each trustee may be contacted by writing to the trustee, c/o The Galaxy Fund, One Financial Center, Boston, Massachusetts 02111, Attn: Glen P. Martin.

(2) Each trustee holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed or adjudged incompetent by the Board of Trustees in accordance with Galaxy's Declaration of Trust; (c) in accordance with the current resolutions of the Board of Trustees (which may be changed by the trustees without shareholder approval) at the end of the calendar year during which the trustee attains the age of 70 years (75 years with respect to each current trustee except Mr. Froot); or (d) Galaxy terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with Galaxy's Code of Regulations; or
     (c) Galaxy terminates.

(3) The "Fund Complex" consists of all registered investment companies for which Fleet or any of its affiliates serves as investment adviser, including Galaxy and The Galaxy VIP Fund. In addition to Galaxy (16 open-end investment company portfolios), each trustee also serves as a trustee of The Galaxy VIP Fund (8 open-end investment company portfolios). In addition to Galaxy, Mr. Vicks also serves as Chairman of The Galaxy VIP Fund.


(4) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

(5) Prior to June 26, 2000, Mr. Froot was a trustee of the Boston 1784 Funds, which was advised by Fleet National Bank, an affiliate of Fleet. On
     June 26, 2000, the Boston 1784 Funds were reorganized into Galaxy.

(6) Mr. O'Neill is considered to be an Interested Trustee because he owns securities issued by FleetBoston Financial Corporation.

(7) Mr. Palombo also has served as President of The Galaxy VIP Fund since February 27, 2003. Previously, Mr. Palombo served as Vice President of Galaxy and The Galaxy VIP Fund from September 5, 2002 until February 27, 2003.

(8)  Mr. Martin also serves as Vice President of The Galaxy VIP Fund.

(9) Ms. Benjamin also serves as Chief Accounting Officer and Controller of The Galaxy VIP Fund, the Liberty Funds and the Liberty All-Star Family of Funds ("Liberty All-Star Funds"). The Liberty All-Star Funds consist of 2 closed-end investment company portfolios.

(10) Mr. Connaughton also serves as Treasurer of The Galaxy VIP Fund, the Liberty Funds, and the Liberty All-Star Funds.

(11) Mr. McConnel also serves as Secretary of The Galaxy VIP Fund.


STANDING BOARD COMMITTEES

         The Board of Trustees has established three committees, i.e., Audit, Nominating and Valuation.


         The Audit Committee annually considers the engagement and compensation of Galaxy's independent auditors, oversees the audit process and reviews with the auditors the scope and results of the audit of Galaxy's financial statements. The Audit Committee is a "committee of the whole" in that all of the trustees serve on the Committee. The Audit Committee met four times during the fiscal year ended October 31, 2002.

         The Nominating Committee is responsible for the selection and nomination of candidates for appointment or election to serve as trustees. The Nominating Committee consists of three Independent Trustees (Messrs. DeThomasis, Seed and Vicks). There were no formal meetings of the Nominating Committee during the fiscal year ended October 31, 2002. The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of Galaxy's Secretary.

         The Valuation Committee is responsible for the review of pricing and valuation issues as needed. The Valuation Committee consists of two Independent Trustees (Messrs. Seed and Vicks). There was one formal meeting of the Valuation Committee during the fiscal year ended October 31, 2002.

TRUSTEE OWNERSHIP OF FUND SHARES


         The following table shows the dollar range of shares beneficially owned by each trustee in the Funds and other portfolios of Galaxy and The Galaxy VIP Fund.



                                                                 AGGREGATE DOLLAR RANGE OF
                                                                 EQUITY SECURITIES IN ALL
                                 DOLLAR RANGE OF             PORTFOLIOS IN GALAXY COMPLEX(2)
NAME OF TRUSTEE         EQUITY SECURITIES IN THE FUNDS(1)           OVERSEEN BY TRUSTEE
--------------------    ---------------------------------    -------------------------------
INDEPENDENT TRUSTEES

Dwight E. Vicks, Jr.                   $ 0                          $50,000 - $100,000

Kenneth A. Froot                       $ 0                             Over $100,000

Louis DeThomasis                       $ 0                             Over $100,000

James M. Seed                          $ 0                             $1 - $10,000

INTERESTED TRUSTEE

John T. O'Neill                        $ 0                             Over $100,000


----------

(1) Includes the value of shares beneficially owned by each trustee in each Fund as of December 31, 2002.

(2) Includes Galaxy and The Galaxy VIP Fund. As of December 31, 2002, Galaxy consisted of 16 portfolios and The Galaxy VIP Fund consisted of 8 portfolios.

         As of February 4, 2003, the trustees and officers of Galaxy owned less than 1% of its outstanding shares.


BOARD COMPENSATION


         Each trustee receives an annual aggregate fee of $54,000 for his services as a trustee of Galaxy and The Galaxy VIP Fund ("Galaxy VIP") (collectively, the "Trusts"), plus an additional $4,000 for each in-person Galaxy Board meeting attended and $1,500 for each in-person Galaxy VIP Board meeting attended not held concurrently with an in-person Galaxy meeting, and is reimbursed for expenses incurred in attending all meetings. Each trustee also receives $750 for each telephone Board meeting in which the trustee participates, $1,000 for each in-person Board committee meeting attended and $500 for each telephone Board committee meeting in which the trustee participates. The Chairman of the Boards of the Trusts is entitled to an additional annual aggregate fee in the amount of $4,000 for his services in this capacity. The foregoing trustees' and officers' fees are allocated among the portfolios of the Trusts based on their relative net assets.


         Effective March 1, 1996, each trustee became entitled to participate in The Galaxy Fund, The Galaxy VIP Fund and Galaxy Fund II Deferred Compensation Plans (the "Original Plans"). Effective January 1, 1997, the Original Plans were merged into The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (together with the Original Plans, the "Plan"). Under the Plan, a trustee may elect to have his deferred fees treated as if they had been invested by the Trusts in the shares of one or more portfolios in the Trusts, or other types of investment options, and the amount paid to the trustees under the Plan will be determined based upon the performance of such investments. Deferral of trustees' fees will have no effect on a portfolio's assets, liabilities, and net income per share, and will not obligate the Trusts to retain the services of any trustee or obligate a portfolio to any level of compensation to the trustee. The Trusts may invest in underlying securities without shareholder approval.


         No employee of Fleet or any of its affiliates or of PFPC Inc. ("PFPC"), Galaxy's sub-administrator, receives any compensation from Galaxy for acting as an officer.

         The following chart provides certain information about the fees received by Galaxy's trustees during the fiscal year ended October 31, 2002.



                                  AGGREGATE     PENSION OR RETIREMENT     TOTAL COMPENSATION FROM
                                COMPENSATION     BENEFITS ACCRUED AS     GALAXY AND FUND COMPLEX(1)
   NAME OF PERSON/POSITION       FROM GALAXY    PART OF FUND EXPENSES         PAID TO TRUSTEES
----------------------------    ------------    ---------------------    --------------------------
INDEPENDENT TRUSTEES

Dwight E. Vicks, Jr.
Chairman and Trustee              $ 61,780              None                      $ 78,250

Rev. Louis DeThomasis
Trustee                           $ 57,629              None                      $ 73,000

James M. Seed(2)
Trustee                           $ 58,029              None                      $ 73,500

Kenneth A. Froot(2),(3)
Trustee                           $ 58,228              None                      $ 73,750

  INTERESTED TRUSTEE

John T. O'Neill(2),(4)            $ 60,201              None                      $ 76,250
Trustee

EMERITUS TRUSTEES

Donald B. Miller(2),(5)           $ 26,198              None                      $ 33,250

Bradford S. Wellman(5)            $ 14,405              None                      $ 18,250


----------

(1) The "Fund Complex" consists of all registered investment companies for which Fleet or any of its affiliates serves as investment adviser, including Galaxy, The Galaxy VIP Fund and, until December 9, 2002, Galaxy Fund II. In addition to Galaxy, each trustee also serves as a trustee of The Galaxy VIP Fund and receives compensation for such services. During the final year ended October 31, 2002, the trustees also received fees for their services to Galaxy Fund II, which are included in the compensation reported in the table.

(2) Deferred compensation (including interest) in the amounts of $21,027, $67,343, $(4,751) and $65,914 accrued during Galaxy's fiscal year ended October 31, 2002 for Messrs. Miller, O'Neill, Seed and Froot, respectively.

(3) Mr. Froot was appointed a trustee of Galaxy and The Galaxy VIP Fund on December 15, 2000.

(4) Mr. O'Neill resigned as President and Treasurer of Galaxy and The Galaxy VIP Fund on September 5, 2002. Compensation shown includes additional fees Mr. O'Neill received during the last fiscal year for serving in those capacities.

(5) Mr. Wellman resigned as trustee of Galaxy and The Galaxy VIP Fund on December 14, 2000 and Mr. Miller retired as a trustee of Galaxy and The Galaxy VIP Fund on December 31, 2001. Each currently serves as an emeritus trustee of Galaxy and The Galaxy VIP Fund and receives the same meeting fees and reimbursement for expenses incurred in attending meetings as the trustees.

CERTAIN INTERESTS OF INDEPENDENT TRUSTEE

         Mr. Vicks serves as Chairman of the Board and Treasurer, and owns a majority of the outstanding voting stock, of Vicks Lithograph & Printing Corp. ("VL&P"). VL&P has a $2,000,000 line of credit with Fleet Bank, which is under common control with Fleet and LFDI. The line of credit is used for working capital purposes. The highest amount outstanding on the line of credit during the period January 1, 2001 through December 31, 2002 was $1,275,000. The balance outstanding as of December 31, 2002 was $300,000. Interest is charged at LIBOR plus 150 basis points. In addition, VL&P has four loans from Fleet Bank in the aggregate amount of $3,889,286 secured by mortgages on certain real property owned by VL&P. The loans were used to acquire real property and equipment. The highest amount outstanding on the loans during the period January 1, 2001 through December 31, 2002 was $3,889,286. The balance outstanding as of December 31, 2002 was $3,441,666. Interest is charges at LIBOR plus 150 basis points.


SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, Galaxy's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of Galaxy, and that every note, bond, contract, order or other undertaking made by Galaxy shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions outside such capacity or some other reason. The Declaration of Trust also provides that Galaxy shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Galaxy, and shall satisfy any judgment thereon. Thus, the risk of shareholder liability is limited to circumstances in which Galaxy itself would be unable to meet its obligations.

         The Declaration of Trust states further that no trustee, officer or agent of Galaxy shall be personally liable for or on account of any contract, debt, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of Galaxy; nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or Galaxy shall look solely to the trust property for payment.

         With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Board of Trustees shall indemnify representatives and employees of Galaxy to the same extent to which they themselves are entitled to indemnification.

                               INVESTMENT ADVISER

         Fleet, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, serves as investment adviser to the Funds. In its advisory agreement, Fleet has agreed to provide investment advisory services to the Funds as described in the Prospectuses. Fleet has also agreed to pay all expenses incurred by it in connection with its activities under the advisory agreement other than the cost of securities (including brokerage commissions) purchased for the Funds. See "Expenses" below.

         For the services provided and expenses assumed, Fleet is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate 0.20% of the average daily net assets of each Fund. The advisory agreement provides that Fleet shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of its duties under the advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Fleet in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. Unless sooner terminated, the advisory agreement will continue in effect with respect to a particular Fund from year to year as long as such continuance is approved at least annually (i) by the vote of a majority of trustees who are not parties to such advisory agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval; and (ii) by Galaxy's Board of Trustees, or by a vote of a majority of the outstanding shares of such Fund. The term "majority of the outstanding shares of such Fund" means, with respect to approval of an advisory agreement, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The advisory agreement may be terminated by Galaxy or by Fleet on sixty days' written notice and will terminate immediately in the event of its assignment.

         During the last three fiscal years, the Funds paid advisory fees (net of fee waivers and/or expense reimbursements) to Fleet as set forth below:


                                         FOR THE FISCAL YEARS ENDED OCTOBER 31:
FUND                                        2002          2001         2000
----                                        ----          ----         ----
Institutional Government Money Market    $    787,756  $   524,563   $  206,464
Institutional Money Market               $  1,594,539  $ 1,279,319         *
Institutional Treasury Money Market      $ 10,725,668  $ 9,111,132         *


----------
* See below for advisory fee information for the Predecessor Funds.

         During the last three fiscal years, Fleet waived advisory fees as set forth below:


                                         FOR THE FISCAL YEARS ENDED OCTOBER 31:
FUND                                        2002          2001         2000
----                                        ----          ----         ----
Institutional Government Money Market    $         0   $   95,114   $  238,124
Institutional Money Market               $   376,629   $        0         *
Institutional Treasury Money Market      $         0   $        0         *


----------
* See below for advisory fee information for the Predecessor Funds.

         During the last three fiscal years, Fleet reimbursed expenses as set forth below:


                                         FOR THE FISCAL YEARS ENDED OCTOBER 31:
FUND                                        2002          2001         2000
----                                        ----          ----         ----
Institutional Government Money Market       $ 0        $        0   $   31,660
Institutional Money Market                  $ 0        $   78,761          *
Institutional Treasury Money Market         $ 0        $  452,656          *


----------
* See below for advisory fee information for the Predecessor Funds.

         Prior to the Reorganization, each Predecessor Fund was advised by Fleet National Bank (formerly, BankBoston N.A. ("BankBoston")). BankBoston was a wholly-owned subsidiary of BankBoston Corporation. On October 1, 1999, BankBoston Corporation merged into Fleet Financial Group, Inc. to form FleetBoston Financial Corporation (the "Holding Company Merger"). As a result of the Holding Company Merger, BankBoston became a subsidiary of FleetBoston Financial Corporation and an affiliate of the Adviser and was renamed Fleet National Bank ("FNB").


         FNB served as investment adviser to each Predecessor Fund pursuant to an investment advisory agreement dated June 1, 1993 (the "Prior Agreement"). Pursuant to the terms of the Prior Agreement, FNB was entitled to receive fees, accrued daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of each Predecessor Fund. In addition, FNB agreed to waive investment advisory fees and/or reimburse expenses to help the Predecessor Funds maintain competitive expense ratios.

         During the fiscal year ended May 31, 2000, the Predecessor Funds paid advisory fees (net of fee waivers and/or expense reimbursements) to FNB and/or BankBoston as set forth below:



FUND
----
Institutional Money Market Fund                                  $ 1,642,000
Institutional Treasury Money Market Fund                         $ 9,736,000


         For the period June 1, 2000 through October 31, 2000, the Institutional Money Market Fund and Institutional Treasury Money Market Fund paid advisory fees (net of expense reimbursements) to Fleet and/or FNB of $447,732 and $3,511,218, respectively. For the same period, Fleet waived advisory fees with respect to the Institutional Money Market Fund and Institutional Treasury Money Market Fund of $65,267 and $458,427, respectively.

ANNUAL BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT


         At a meeting held on June 10-11, 2002, the Board of Trustees of Galaxy, including the Independent Trustees, approved the continuation of Galaxy's investment advisory agreement with Fleet with respect to each of the Institutional Money Market, Institutional Government Money Market and Institutional Treasury Money Market Funds for an additional one-year period. In connection with such approval, the trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of Fleet's services provided to each Fund and Fleet's experience and qualifications. Among other items, the trustees also reviewed and considered:
(1) a Lipper report comparing the advisory fees and total expense ratio of each class of shares of each Fund to Lipper data on investment objective peer group averages and industry peer group averages; (2) a report on each Fund's advisory fee structure, which included assets, maximum contractual advisory fee, advisory fee waivers and expense reimbursements for each Fund; (3) a Lipper report comparing: (i) the performance of each class of shares of each Fund to the applicable Lipper average and performance universe average, (ii) the contractual management fee for each Fund with that of funds with the same investment classification, (iii) the expenses for each class of shares of each Fund to expense group averages, and (iv) the expense ratio components (such as contractual management fees and actual administrative fees) for each class of shares of each Fund to expense groups; and (4) a report on Fleet's profitability related to providing advisory services to Galaxy after taking into account (i) advisory fees and any other benefits realized by Fleet or any of its affiliates as a result of Fleet's role as adviser to Galaxy, and (ii) the direct and indirect expenses incurred by Fleet in providing such advisory services to Galaxy.

         After discussion, the Board of Trustees concluded that Fleet had the capabilities, resources and personnel necessary to manage each Fund. The Board of Trustees also concluded that based on the services that Fleet would provide to each Fund under the investment advisory agreement and the expenses incurred by Fleet in the performance of such services, the compensation to be paid to Fleet was fair and equitable with respect to each Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded unanimously that it was in the best interests of the Funds to continue the investment advisory agreement with Fleet for an additional one-year period.

         At a meeting held on September 5, 2002, the Board of Trustees of Galaxy, including the Independent Trustees, approved Galaxy's investment advisory agreement with Fleet with respect to the Institutional Prime Money Market Fund. In connection with such approval, the trustees reviewed and considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature of Fleet's services to be provided to the Fund and Fleet's experience and qualifications. Among other items, the trustees also considered a report on the Fund's proposed advisory fees and estimated total expense ratios, both before and after fee waivers and expense reimbursements, as compared to those for funds in its peer group.

         After discussion, the Board of Trustees concluded that Fleet had the capabilities, resources and personnel necessary to manage the Institutional Prime Money Market Fund. The Board of Trustees also concluded that based on the services that Fleet would provide to the Fund under the investment advisory agreement and the expenses to be incurred by Fleet in the performance of such services, the compensation to be paid to Fleet was fair and equitable with respect to the Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded unanimously that it was in the best interests of the Fund to approve the investment advisory agreement with Fleet.

                      ADMINISTRATOR, SUB-ADMINISTRATOR AND
                          PRICING AND BOOKKEEPING AGENT

         Effective July 22, 2002, Fleet also serves as the Funds' administrator. Pursuant to its administration agreement with Galaxy (the "Administration Agreement"), Fleet generally assists in the administration and operation of the Funds. Fleet has agreed to maintain office facilities for the Funds and furnish the Funds with internal legal, accounting (other than certain pricing and bookkeeping services), compliance, audit and risk management services. In addition, Fleet prepares the Funds' annual and semi-annual reports to shareholders and the SEC, federal and state tax returns, and filings with state securities commissions, administers Galaxy's Code of Ethics; administers the Funds' operating policies, maintains the Funds' books and records, and generally assists in all aspects of the Funds' operations. Pursuant to the Administration Agreement, Fleet may delegate to another organization the performance of some or all of these services, in which case Fleet will be responsible for all compensation payable to such organization and will remain liable for losses or failures resulting from the actions or omissions of such agent. Fleet has entered into a Sub-Administration Agreement with PFPC, pursuant to which PFPC has agreed to provide the Funds with certain of the services which the Funds are entitled to receive under the Administration Agreement with Fleet. For the services provided to the Funds, Fleet is entitled to receive administration fees based on the combined average daily net assets of the Funds and the other portfolios offered by Galaxy, computed daily and paid monthly, at the following annual rates:


                  COMBINED AVERAGE DAILY NET ASSETS   ANNUAL RATE
                  ---------------------------------   -----------
                  Up to $2.5 billion                     0.090%
                  From $2.5 to $5 billion                0.085%
                  From $5 to $12 billion                 0.075%
                  From $12 to $15 billion                0.065%
                  From $15 to $18 billion                0.060%
                  From $18 to $21 billion               0.0575%
                  From $21 to $30 billion               0.0525%
                  Over $30 billion                       0.050%


         Effective November 15, 2002, Fleet intends to limit the administration fees payable to it by Galaxy to a maximum annual rate of 0.067% of the combined average daily net assets of the Funds and the other funds offered by Galaxy.

         Effective July 22, 2002, Colonial Management Associates, Inc. ("CMA"), an affiliate of Fleet, serves as the Funds' pricing and bookkeeping agent. Pursuant to its pricing and bookkeeping agreement with Galaxy (the "Pricing and Bookkeeping Agreement"), CMA has agreed to provide certain pricing and bookkeeping services to the Funds, including determining and timely communicating the Funds' net asset values and maintaining and preserving the Funds' accounting records. Pursuant to the Pricing and Bookkeeping Agreement, CMA may delegate to another organization the performance of some or all of these services, in which case CMA will be responsible for all compensation payable to such organization and will remain liable for losses or failures resulting from the actions or omissions of such agent. CMA has entered into an agreement with PFPC, pursuant to which PFPC has agreed to provide the Funds with certain of the services which the Funds are entitled to receive under the Pricing and Bookkeeping Agreement. For the services provided to the Funds, CMA is entitled to receive an annual fee based on the average net assets of each Fund as follows:



                                      ASSETS                             FEE
                                      ------                             ---
            Net assets under $50 million                              $  25,000
            Net assets of $50 million but less than $200 million      $  35,000
            Net assets of $200 million but less than $500 million     $  50,000
            Net assets of $500 million but less than $1 billion       $  85,000
            Net assets in excess of $1 billion                        $ 125,000



         The Administration Agreement and Pricing and Bookkeeping Agreement each provide that, absent willful misfeasance, bad faith, negligence or reckless disregard of duty, Fleet or CMA, as the case may be, shall not be liable to Galaxy or any Fund, to any shareholder of Galaxy or any Fund, or to any other person, firm or organization, for any act or omission in the course of, or connected with, rendering the services under the Administration Agreement or the Pricing and Bookkeeping Agreement, respectively.

         Each of the Administration Agreement and Pricing and Bookkeeping Agreement provide that (i) it shall continue in effect from year to year so long as approved annually by vote of a majority of Galaxy's Trustees who are not affiliated with Fleet or CMA, as the case may be; (ii) it may be terminated by either party at any time without penalty on 60 days' written notice to the other party; and (iii) it may be terminated at any time for cause by either party if such cause remains unremedied for a reasonable period not to exceed 90 days after receipt of written notification of such cause.

         Prior to July 22, 2002, PFPC, a majority-owned subsidiary of PNC Financial Services Group, served as Galaxy's administrator and was entitled to receive administration fees, effective May 31, 2001, based on the combined average daily net assets of the Funds and the other portfolios offered by Galaxy, computed daily and paid monthly, at the same annual rates as are currently payable to Fleet under the Administration Agreement.


         For the period from June 26, 2000 through May 30, 2001, Galaxy paid PFPC administration fees based on the combined average daily net assets of the Funds and the other portfolios offered by Galaxy, computed daily and paid monthly, at the following annual rates:

                  COMBINED AVERAGE DAILY NET ASSETS   ANNUAL RATE
                  ---------------------------------   -----------
                  Up to $2.5 billion                     0.090%
                  From $2.5 to $5 billion                0.085%
                  From $5 to $12 billion                 0.075%
                  From $12 to $15 billion                0.065%
                  From $15 to $18 billion                0.060%
                  From $18 to $21 billion               0.0575%
                  Over $21 billion                      0.0525%

         Prior to June 26, 2000, Galaxy paid PFPC administration fees based on the combined average daily net assets of the Funds and the other portfolios offered by Galaxy at the following annual rates:

                  COMBINED AVERAGE DAILY NET ASSETS   ANNUAL RATE
                  ---------------------------------   -----------
                  Up to $2.5 billion                     0.090%
                  From $2.5 to $5 billion                0.085%
                  From $5 to $12 billion                 0.075%
                  From $12 to $15 billion                0.065%
                  From $15 to $18 billion                0.060%
                  Over $18 billion                      0.0575%


         PFPC was also entitled to receive a separate annual fee from each Galaxy portfolio for certain fund accounting services at the same annual rate as the fee currently payable to CMA under the Pricing and Bookkeeping Agreement.

         During the last three fiscal years, the Funds paid administration fees (net of fee waivers) to Fleet and/or PFPC as set forth below:



                                         FOR THE FISCAL YEARS ENDED OCTOBER 31:
FUND                                         2002          2001         2000
----                                         ----          ----         ----
Institutional Government Money Market    $   259,280   $   146,424   $ 116,087
Institutional Money Market               $   647,995   $   447,454        *
Institutional Treasury Money Market      $ 3,527,190   $ 3,151,059        *


----------
* See below for administration fees paid by the Predecessor Funds.


         During the last three fiscal years, Fleet and/or PFPC waived administration fees as set forth below:



                                         FOR THE FISCAL YEARS ENDED OCTOBER 31:
FUND                                         2002          2001         2000
----                                         ----          ----         ----
Institutional Government Money Market        $  0       $ 132,431     $ 98,225
Institutional Money Market                   $  0       $       0         *
Institutional Treasury Money Market          $  0       $       0         *


----------
* See below for information on administration fees that were paid by the Predecessor Funds.

         Prior to the Reorganization, SEI Investments Mutual Funds Services ("SEI") served as the administrator to the Predecessor Funds. For its services, SEI received a fee calculated daily and paid monthly, at an annual rate of 0.085% of the first $5 billion of the Boston 1784 Funds' combined average daily net assets and 0.045% of combined average daily net assets in excess of $5 billion. SEI also agreed to waive portions of its fees from time to time.


         During the fiscal year ended May 31, 2000, SEI received administration fees, net of fee waivers, as set forth below:



FUND
Institutional Money Market Fund                        $   538,000
Institutional Treasury Money Market Fund               $ 3,148,000


         During the period June 1, 2000 through October 31, 2000, the Institutional Money Market Fund and Institutional Treasury Money Market Fund paid SEI and/or PFPC administration fees of $171,313 and $1,326,210, respectively.

                          CUSTODIAN AND TRANSFER AGENT


         Effective January 6, 2003, PFPC Trust Company ("PFPC Trust"), a subsidiary of PNC Financial Services Group, located at 8800 Tinicum Boulevard, Philadelphia, Pennsylvania

19153, serves as custodian of the Funds' assets pursuant to a Custodian Services Agreement. Prior to January 6, 2003, JPMorgan Chase Bank ("JPMorgan Chase"), located at One Chase Manhattan Plaza, New York, New York 10081, a wholly-owned subsidiary of J.P. Morgan Chase & Co., served as the custodian of the Funds' assets pursuant to a Global Custody Agreement.

         Under the Custodian Services Agreement, the terms of which are similar to those of the prior Global Custody Agreement, PFPC Trust has agreed to: (i) maintain a separate account or accounts in the name of each Fund; (ii) hold and disburse portfolio securities on account of each Fund; (iii) collect and make disbursements of money on behalf of each Fund; (iv) collect and receive all income and other payments and distributions on account of each Fund's portfolio securities; (v) respond to correspondence from security brokers and others relating to its duties; and (vi) make periodic reports to the Board of Trustees concerning the Funds' operations. PFPC Trust is authorized to select one or more banks or trust companies to serve as sub-custodian for the Funds, provided that PFPC Trust shall remain responsible for the performance of all of its duties under the Custodian Services Agreement and shall be liable to the Funds for any loss which shall occur as a result of the failure of a sub-custodian to exercise reasonable care with respect to the safekeeping of the Funds' assets. The assets of the Funds are held under bank custodianship in compliance with the 1940 Act.

         PFPC also serves as the Funds' transfer and dividend disbursing agent pursuant to a Transfer Agency and Services Agreement (the "Transfer Agency Agreement"). Communications to PFPC should be directed to PFPC at P.O. Box 6520, Providence, Rhode Island 02940-6520. Under the Transfer Agency Agreement, PFPC has agreed to: (i) issue and redeem shares of each Fund; (ii) transmit all communications by each Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders; (iii) respond to correspondence by security brokers and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Board of Trustees concerning Galaxy's operations.


         PFPC may enter into agreements with one or more entities, including affiliates of Fleet, pursuant to which such entities agree to perform certain sub-account and administrative functions ("Sub-Account Services") on a per account basis with respect to Class I Shares of the Institutional Treasury Money Market Fund held by defined contribution plans, including maintaining records reflecting separately with respect to each plan participant's sub-account all purchases and redemptions of Class I Shares and the dollar value of Class I Shares in each sub-account; crediting to each participant's sub-account all dividends and distributions with respect to that sub-account; and transmitting to each participant a periodic statement regarding the sub-account as well as any proxy materials, reports and other material Fund communications. Such entities are compensated by PFPC for the Sub-Account Services and in connection therewith the transfer agency fees payable by Class I Shares of the Institutional Treasury Money Market Fund to PFPC have been increased by an amount equal to these fees. In substance, therefore, the holders of Class I Shares of the Institutional Treasury Money Market Fund indirectly bear these fees.

         Fleet Bank, an affiliate of Fleet, is paid a fee for Sub-Account Services performed with respect to Class I Shares of the Institutional Treasury Money Market Fund held by defined contribution plans. Pursuant to an agreement between Fleet Bank and PFPC, Fleet Bank is paid $21.00 per year for each defined contribution plan participant account. For the fiscal year ended October 31, 2002, Fleet Bank received $83,088 for Sub-Account Services. PFPC bears this expense directly, and shareholders of Class I Shares of the Institutional Treasury Money Market Fund bear this expense indirectly through fees paid to PFPC for transfer agency services.


                                    EXPENSES


         Fleet, CMA, PFPC and PFPC Trust bear all expenses in connection with the performance of their services for the Funds, except that Galaxy bears the expenses incurred in the Funds' operations including: taxes; interest; fees (including fees paid to its trustees and officers who are not affiliated with Fleet and its affiliates or PFPC); SEC fees; state securities fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory, administration, shareholder servicing, Rule 12b-1 distribution (if applicable), fund accounting and custody fees; charges of the transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of independent pricing services; costs of shareholder reports and meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.


                             PORTFOLIO TRANSACTIONS

         Debt securities purchased or sold by the Funds are generally traded in over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

         Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, Fleet will normally deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere or as described below.

         The Funds do not intend to seek profits from short-term trading. Their annual portfolio turnover will be relatively high, but since brokerage commissions are normally not paid on money market instruments, it should not have a material effect on the net income of any of these Funds.

         In purchasing or selling securities for the Funds, Fleet will seek to obtain best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one broker/dealer are comparable, Fleet may effect transactions in portfolio securities with broker/dealers who provide research, advice or other services such as market investment literature.


         Except as permitted by the SEC or applicable law, the Funds will not acquire portfolio securities from, make savings deposits in, enter into repurchase or reverse repurchase agreements with, or sell securities to, Fleet or its affiliates, and will not give preference to affiliates and correspondent banks of Fleet with respect to such transactions.

         Galaxy is required to identify any securities of its "regular brokers or dealers" that the Funds have acquired during Galaxy's most recent fiscal year. At October 31, 2002, the Funds held securities of their regular brokers or dealers as set forth below:



FUND                                            BROKER/DEALER               VALUE
-------------------------------------    --------------------------    -------------
Institutional Government Money Market    Greenwich Capital Markets     $  75,000,000

Institutional Government Money Market    JPMorgan Chase & Co.             79,887,000

Institutional Treasury Money Market      Credit Suisse First Boston      900,000,000

Institutional Treasury Money Market      Goldman Sachs & Co.             200,000,000

Institutional Treasury Money Market      Greenwich Capital Markets       500,000,000

Institutional Treasury Money Market      JPMorgan Chase & Co.            849,044,000

Institutional Treasury Money Market      Merrill Lynch                   200,000,000

Institutional Treasury Money Market      Morgan Stanley & Co.            200,000,000

Institutional Treasury Money Market      Saloman Smith Barney, Inc.      190,000,000

Institutional Money Market               Chase Manhattan Corp.             1,010,323

Institutional Money Market               Bank One Corp.                   35,033,524

Institutional Money Market               Morgan Stanley & Co.             17,519,288

Institutional Money Market               JPMorgan Chase & Co.            106,104,000


         Investment decisions for each Fund are made independently from those for the other Funds and portfolios of Galaxy and for any other investment companies and accounts advised or managed by Fleet. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund, another portfolio of Galaxy, and/or another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Fleet believes to be equitable to the Fund and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by such Fund. To the extent permitted by law, Fleet may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for Galaxy's other Funds and portfolios, or other investment companies or accounts in order to obtain best execution.

            SHAREHOLDER SERVICES PLAN - CLASS II AND CLASS III SHARES


         Galaxy has adopted a Shareholder Services Plan with respect to Class II Shares and Class III Shares of the Funds (the "Plan") pursuant to which it intends to enter into servicing agreements with institutions (including Fleet Bank and its affiliates). Pursuant to these servicing agreements, institutions render certain shareholder liaison and/or administrative support services to customers who are the beneficial owners of Class II Shares or Class III Shares. Such services are provided to customers who are the beneficial owners of Class II Shares or Class III Shares and are intended to supplement the services provided by Fleet as administrator and PFPC as transfer agent to the shareholders of record of Class II Shares or Class III Shares. The Plan provides that Galaxy will pay fees for such services at an aggregate annual rate of up to 0.50% (up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) of the average daily net asset value of Class II Shares or Class III Shares owned beneficially by customers. Institutions may receive fees for providing one or more of the following services to such customers: (i) processing dividend payments on behalf of customers; (ii) providing information periodically to customers showing their positions in Class II Shares or Class III Shares; (iii) arranging for bank wires; (iv) responding to customer inquiries relating to the services performed by the institution; (v) providing subaccounting with respect to Class II Shares or Class III Shares beneficially owned by customers or the information necessary for Galaxy to provide subaccounting; (vi) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (vii) forwarding to customers proxy statements and proxies containing any proposals regarding the Plan or related servicing agreements; (viii) aggregating and processing purchase, exchange and redemption requests from customers and placing net purchase, exchange and redemption orders with Galaxy's distributor or transfer agent; (ix) providing customers with a service that invests the assets of their accounts in Class II Shares or Class III Shares; and
(x) providing such other similar services as Galaxy may reasonably request to the extent the institution is permitted to do so under applicable statutes, rules and regulations.


         Galaxy intends to enter into servicing agreements under the Plan and to limit the payments under these servicing agreements for each Fund to an aggregate fee of not more than 0.15% of the average daily net asset value of Class II Shares owned beneficially by customers of institutions, and 0.25% of the average daily net asset value of Class III Shares owned beneficially by customers of institutions. Galaxy understands that institutions may charge fees to their customers who are the beneficial owners of Class II Shares or Class III Shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Plan. Under the terms of each servicing agreement entered into with Galaxy, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class II Shares or Class III Shares.

         Each servicing agreement between Galaxy and an institution ("Service Organization") relating to the Plan requires that the Service Organization agrees to waive a portion of the servicing fee payable to it under the Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class II Shares or Class III Shares of the Funds on any day do not exceed the income to be accrued to such Class II Shares or Class III Shares on that day.

         During the fiscal year ended October 31, 2002, the Institutional Money Market and Institutional Treasury Money Market Funds made payments of shareholder service fees (net of waivers and/or reimbursements) to institutions under the Plan as set forth in the table below:



      FUND                                  CLASS II SHARES     CLASS III SHARES
      ----                                  ---------------     ----------------
      Institutional Money Market               $ 39,692            $   3,537
      Institutional Treasury Money Market      $      0            $ 121,690



         During the fiscal year ended October 31, 2002, shareholder service fees were waived and/or reimbursed with respect to the Institutional Money Market and Institutional Treasury Money Market Funds as set forth in the table below:



      FUND                                  CLASS II SHARES     CLASS III SHARES
      ----                                  ---------------     ----------------
      Institutional Money Market                $ 4,553             $    162
      Institutional Treasury Money Market       $     0             $ 15,763


         Galaxy's servicing agreements are governed by the Plan that has been adopted by Galaxy's Board of Trustees in connection with the offering of Class II Shares and Class III Shares of each Fund. Pursuant to the Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of Galaxy's trustees, including a majority of the trustees who are not "interested persons" of Galaxy as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").


         The Board of Trustees has approved Galaxy's arrangements with Service Organizations based on information provided by Galaxy's service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording Galaxy greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class II Shares and Class III Shares of the Funds. Any material amendment to Galaxy's arrangements with Service Organizations must be approved by a majority of Galaxy's trustees (including a majority of the Disinterested Trustees). So long as Galaxy's arrangements with Service Organizations are in effect, the selection and nomination of the members of Galaxy's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of Galaxy will be committed to the discretion of such Disinterested Trustees.


                                   DISTRIBUTOR


         LFDI serves as Galaxy's distributor. LFDI, an affiliate of Fleet, is a registered broker-dealer with principal offices located at One Financial Center, Boston, Massachusetts 02111-2621.

         Unless otherwise terminated, the Distribution Agreement between Galaxy and LFDI will continue in effect from year to year upon annual approval by Galaxy's Board of Trustees, or by the vote of a majority of the outstanding shares of Galaxy and by the vote of a majority of the Galaxy's Trustees who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement will terminate in the event of its assignment, as defined in the 1940 Act. LFDI does not receive any compensation from Galaxy or any of the Funds for its services under the Distribution Agreement.

         Prior to July 22, 2002, PFPC Distributors, Inc., an affiliate of PFPC, served as Galaxy's distributor. Prior to January 2, 2001, Provident Distributors, Inc. served as Galaxy's distributor.

                              INDEPENDENT AUDITORS

         Ernst & Young LLP, independent auditors, with offices at 200 Clarendon Street, Boston, Massachusetts 02116, currently serve as auditors for Galaxy. The financial highlights for the respective Funds included in the Prospectuses and the information for the Funds contained in the Annual Report for the fiscal years ended on or before October 31, 1998 were audited by Galaxy's former auditors. The financial highlights for the Predecessor Funds for the years or periods ended on or before May 31, 2000 have been audited by the Predecessor Funds' former auditors.


                                     COUNSEL

         Drinker Biddle & Reath LLP (of which W. Bruce McConnel, Secretary of Galaxy, is a partner), One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103, are counsel to Galaxy and will pass upon certain legal matters on its behalf.

                                 CODES OF ETHICS


         Galaxy, Fleet and LFDI have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel subject to the particular Code of Ethics to invest in securities, including securities that may be purchased or held by the Funds, for their own accounts. The Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission's Public Reference Room in Washington, D.C.


                        PERFORMANCE AND YIELD INFORMATION

         The standardized annualized seven-day yields for the Funds are computed by: (1) determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in a Fund having a balance of one share at the beginning of a seven-day period, for which the yield is to be quoted, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and (3) annualizing the results (I.E., multiplying the base period return by (365/7)). The net change in the value of the account in each Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees that are charged by a Fund to all shareholder accounts in proportion to the length of the base period, other than non-recurring account and sales charges. For any account fees that vary with the size of the account, the amount of fees charged is computed with respect to the Fund's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective compound yield quotation for each Fund is computed by adding 1 to the unannualized base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.


         The current yields for the Funds may be obtained by calling Galaxy at 1-866-840-5469.

         For the seven-day period ended October 31, 2002, the annualized yield and effective yield for Class I Shares of the Institutional Money Market Fund, Institutional Treasury Money Market Fund and Institutional Government Money Market Fund, are set forth below.



             FUND                                ANNUALIZED YIELD    EFFECTIVE YIELD
             ----                                ----------------    ---------------
Institutional Money Market Fund                       1.65%               1.67%
Institutional Treasury Money Market Fund              1.52%               1.53%
Institutional Government Money Market Fund            1.51%               1.52%



         For the seven-day period ended October 31, 2002, the annualized yield and effective yield for Class II Shares of the Institutional Money Market Fund and Institutional Treasury Money Market Fund are set forth below.



             FUND                                ANNUALIZED YIELD    EFFECTIVE YIELD
             ----                                ----------------    ---------------
Institutional Money Market Fund                       1.50%               1.51%
Institutional Treasury Money Market Fund              1.39%               1.40%



         For the seven-day period ended October 31, 2002, the annualized yield and effective yield for Class III Shares of the Institutional Money Market Fund and Institutional Treasury Money Market Fund are set forth below.



             FUND                                ANNUALIZED YIELD    EFFECTIVE YIELD
             ----                                ----------------    ---------------
Institutional Money Market Fund                       1.40%               1.41%
Institutional Treasury Money Market Fund              1.29%               1.30%

PERFORMANCE REPORTING

         From time to time, in advertisements or in reports to shareholders, the performance of the Funds may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Funds may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds.


         Performance data as reported in national financial publications including, but not limited to, MONEY FUND REPORT(R), MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or publications of a local or regional nature may also be used in comparing the performance of the Funds. The performance of the Funds may also be compared to the average yields reported by the BANK RATE MONITOR for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas. Performance data will be calculated separately for Class I Shares, Class II Shares and Class III Shares of the Funds.


         The yield of a Fund refers to the income generated over a seven-day period identified in the advertisement and is calculated as described above. Each Fund may also advertise its "effective yield" which is calculated as described above. The "effective yield" will be slightly higher because of the compounding effect of the assumed reinvestment.

         The performance of the Funds will fluctuate and any quotation of performance should not be considered as representative of the future performance of the Funds. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance data are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any additional fees charged by institutions with respect to accounts of customers that have invested in shares of a Fund will not be included in performance calculations.

         The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.

                                  MISCELLANEOUS

         As used in this Statement of Additional Information, "assets belonging to" a particular Fund or series of a Fund means the consideration received by Galaxy upon the issuance of shares in that particular Fund or series of the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds and a portion of any general assets of Galaxy not belonging to a particular series or Fund. In determining the net asset value of a particular series of a Fund, assets belonging to the particular series of the Fund are charged with the direct liabilities in respect of that series and with a share of the general liabilities of Galaxy, which are allocated in proportion to the relative asset values of the respective series and Funds at the time of allocation. Subject to the provisions of Galaxy's Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular series or Fund, are conclusive.

         Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by independent certified public accountants.

         A "vote of the holders of a majority of the outstanding shares" of a particular Fund or a particular series of shares in a Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in an investment objective or fundamental investment policy, the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund or such series of shares, or (b) 67% or more of the shares of such Fund or such series of shares present at a meeting if more than 50% of the outstanding shares of such Fund or such series of shares are represented at the meeting in person or by proxy.


         As of February 4, 2003, the name, address and percentage ownership of the entities or persons that held of record or beneficially 5% or more of the outstanding shares of each class of Galaxy's investment portfolios were as follows:



                                                    PERCENT
REGISTRATION NAME                                   OWNERSHIP
-------------------------------------------------------------
MONEY MARKET FUND
      TRUST SHARES
      Fleet National Bank                            96.30%
      P.O. Box 92800
      Rochester, NY 14692-8900

      Stable Asset Fund
      c/o Norstar Trust Company
      Gales & Co.
      159 East Main
      Rochester, NY 14638                             9.43%

                                                    PERCENT
REGISTRATION NAME                                   OWNERSHIP
-------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
      TRUST SHARES
      Fleet National Bank                            99.96%
      P.O. Box 92800
      Rochester, NY 14692-8900

GOVERNMENT MONEY MARKET FUND
      TRUST SHARES
      Fleet National Bank                            96.53%
      P.O. Box 92800
      Rochester, NY 14692-8900

      AMS Trust Account
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638                            15.56%

U.S. TREASURY MONEY MARKET FUND
      TRUST SHARES
      Fleet National Bank                            99.34%
      P.O. Box 92800
      Rochester, NY 14692-8900

      Loring Walcott Client Sweep Acct
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638                            23.62%

      Celgene Corp
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638                             9.05%

      Tufts Assoc HMO Inc.
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638                             8.31%

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
      CLASS I SHARES
      Fleet National Bank                           100.00%
      P.O. Box 92800
      Rochester, NY 14692-8900

      Preferred Care Restricted
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638                             8.31%

      Support Services Premium Trust Fd
      Aeroplex Inc. CAPFOC
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638                             6.90%

      Aeroplex Inc. CAPFOC
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638                             7.57%

MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
      RETAIL A SHARES
      Fleet National Bank                            43.53%
      P.O. Box 92800
      Rochester, NY 14692-8900

      U.S. Clearing A Division of Fleet
      Securities Inc.                                21.72%
      26 Broadway
      New York, NY 10004-1703

CONNECTICUT MUNICIPAL MONEY MARKET FUND
      RETAIL A SHARES
      Fleet National Bank                            50.35%
      P.O. Box 92800
      Rochester, NY 14692-8900

                                                    PERCENT
REGISTRATION NAME                                   OWNERSHIP
-------------------------------------------------------------
INSTITUTIONAL TREASURY MONEY MARKET FUND
      CLASS I SHARES
      Fleet National Bank                            14.44%
      P.O. Box 92800
      Rochester, NY 14692-8900

      Bob & Co.                                       8.35%
      Treasury Attn: A.J. Ferullo
      100 Federal Street
      Mailstop MADE10013E
      Boston, MA 02110-1802

      Fleet Bank Omnibus                             74.21%
      150 Windsor Street
      Mailstop CT/EH/40504K
      CAS Operations
      Hartford, CT 06120

      CLASS II SHARES
      FIM Funding, Inc.                             100.00%
      Attn: Rebecca Morse
      150 Federal Street, 4th Floor
      Mailstop MADE11513G
      Boston, MA 02110

      CLASS III SHARES
      Bob & Co.                                      99.19%
      Treasury Attn: A.J. Ferullo
      100 Federal Street
      Mailstop MADE10013E
      Boston, MA 02110-1802

INSTITUTIONAL MONEY MARKET FUND
      CLASS I SHARES
      Fleet National Bank                            75.83%
      P.O. Box 92800
      Rochester, NY 14692-8900

      Bob & Co.                                      20.12%
      Treasury Attn: A.J. Ferullo
      100 Federal Street
      Mailstop MADE10013E
      Boston, MA 02110-1802

      Costco Wholesale
      c/o Norstar Trust Co.                           5.61%
      Gales & Co.
      159 East Main
      Rochester, NY 14638

      CLASS II SHARES
      Bob & Co.                                      99.90%
      Treasury Attn:  A.J. Ferullo
      100 Federal Street
      Mailstop MADE10013E
      Boston, MA 02110-1802

      CLASS III SHARES
      Bob & Co.                                      99.51%
      Treasury Attn: A.J. Ferullo
      100 Federal Street
      Mailstop MADE10013E
      Boston, MA 02110-1802

      Preferred Care Restricted
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638                             8.31%

      Support Services Premium Trust Fd
      Aeroplex Inc. CAPFOC
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638                             6.90%

      Aeroplex Inc. CAPFOC
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638                             7.57%

                                                    PERCENT
REGISTRATION NAME                                   OWNERSHIP
-------------------------------------------------------------
      PRIME RESERVES
      U.S. Clearing Corp.                           100.00%
      26 Broadway
      New York, NY 10004-1703

      GOVERNMENT RESERVES
      U.S. Clearing Corp.                           100.00%
      26 Broadway
      New York, NY 10004-1703

      TAX-EXEMPT RESERVES
      U.S. Clearing Corp.                           100.00%
      26 Broadway
      New York, NY 10004-1703

                              FINANCIAL STATEMENTS


         Galaxy's Annual Report to Shareholders with respect to the Funds for the fiscal year ended October 31, 2002 has been filed with the SEC. The financial statements contained in such Annual Report are incorporated by reference into this Statement of Additional Information. The financial statements and financial highlights for the Funds for the fiscal years ended October 31, 2002, 2001, 2000 and 1999 have been audited by Galaxy's independent auditors, Ernst & Young LLP, whose report thereon also appears in such Annual Report and is incorporated herein by reference. The financial statements in such Annual Report have been incorporated herein by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The information in the Annual Report for the fiscal years ended on or before October 31, 1998 was audited by Galaxy's former auditors.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

SHORT-TERM CREDIT RATINGS

         A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

         "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt.

These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.

LONG-TERM CREDIT RATINGS

         The following summarizes the ratings used by Standard & Poor's for long-term issues:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - A subordinated debt obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

         PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS

STANDARD & POOR'S

       CREDITWATCH: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments.

Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

       RATING OUTLOOK: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

             - Positive means that a rating may be raised.
             - Negative means that a rating may be lowered.
             - Stable means that a rating is not likely to change.
             - Developing means a rating may be raised or lowered.
             - N.M. means not meaningful.

MOODY'S


       WATCHLIST: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Service, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.


FITCH

       WITHDRAWN: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

       RATING WATCH: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.


       RATING OUTLOOK: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

MUNICIPAL NOTE RATINGS

         A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

THE GALAXY FUND
STATEMENT OF ADDITIONAL INFORMATION


FEBRUARY 28, 2003



GALAXY MONEY MARKET FUND                           RETAIL A SHARES AND TRUST SHARES
GALAXY GOVERNMENT MONEY MARKET FUND
GALAXY U.S. TREASURY MONEY MARKET FUND
GALAXY TAX-EXEMPT MONEY MARKET FUND

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND     RETAIL A SHARES AND PRIME SHARES
GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND
GALAXY NEW JERSEY MUNICIPAL MONEY MARKET FUND
GALAXY FLORIDA MUNICIPAL MONEY MARKET FUND



         This Statement of Additional Information is not a prospectus. It relates to the prospectuses for the Funds as listed below, as they may be supplemented or revised from time to time (the "Prospectuses"). The Prospectuses, as well as the Funds' Annual Report to Shareholders dated October 31, 2002 (the "Annual Report"), may be obtained, without charge, by writing:


The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520


or by calling 1-866-840-5469


CURRENT PROSPECTUSES


- Prospectus for Retail A Shares of the Money Market, Government Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds dated February 28, 2003
- Prospectus for Retail A Shares of the Connecticut Municipal Money Market, Massachusetts Municipal Money Market, New York Municipal Money Market, New Jersey Municipal Money Market and Florida Municipal Money Market Funds dated February 28, 2003
- Prospectus for Trust Shares of the Money Market, Government Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds dated February 28, 2003
- Prospectus for Prime Shares of the Connecticut Municipal Money Market, Massachusetts Municipal Money Market, New York Municipal Money Market, New Jersey Municipal Money Market and Florida Municipal Money Market Funds dated February 28, 2003


         The audited financial statements included in the Annual Reports and the related reports of Ernst & Young LLP, The Galaxy Fund's independent auditors, contained in the Annual Report are incorporated herein by reference in the section "Financial Statements." No other portions of the Annual Report are incorporated by reference.

                                TABLE OF CONTENTS


                                                                                                       PAGE
                                                                                                       ----
GENERAL INFORMATION                                                                                      1
DESCRIPTION OF GALAXY AND ITS SHARES                                                                     1
INVESTMENT STRATEGIES, POLICIES AND RISKS                                                                4
         Money Market Fund                                                                               4
         Government Money Market Fund                                                                    5
         U.S. Treasury Money Market Fund                                                                 5
         Tax-Exempt Money Market Fund                                                                    6
         Connecticut Municipal Money Market Fund                                                         6
         Massachusetts Municipal Money Market Fund                                                       6
         New York Municipal Money Market Fund                                                            7
         New Jersey Municipal Money Market Fund                                                          7
         Florida Municipal Money Market Fund                                                             8
         Other Investment Policies and Risk Considerations                                               8
         Quality Requirements                                                                            8
         U.S. Government Obligations                                                                     9
         Money Market Instruments                                                                       10
         Municipal Securities                                                                           11
         Stand-By Commitments                                                                           14
         Tender Option Bonds                                                                            14
         Variable and Floating Rate Instruments                                                         15
         Repurchase and Reverse Repurchase Agreements                                                   16
         When-Issued and Delayed Settlement Transactions                                                17
         Securities Lending                                                                             18
         Guaranteed Investment Contracts -- Money Market Fund                                           18
         Asset-Backed Securities -- Money Market Fund                                                   18
         Investment Company Securities -- Tax-Exempt Money Market Funds                                 19
         Non-Diversification - Connecticut Municipal Money Market, Massachusetts
                Municipal Money Market, New York Municipal Money Market,
                New  Jersey Municipal Money Market and Florida Municipal Money Market Funds             20
         Connecticut Investment Risks                                                                   20
         Massachusetts Investment Risks                                                                 24
         New York Investment Risks                                                                      24
         New Jersey Investment Risks                                                                    41
         Florida Investment Risks                                                                       43
         Portfolio Securities Generally                                                                 49
INVESTMENT LIMITATIONS                                                                                  49
NET ASSET VALUE                                                                                         54
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                                                          55
         Purchases of Retail A Shares and Prime Shares                                                  55
         Purchases of Trust Shares                                                                      56
         Other Purchase Information                                                                     57
         Redemptions                                                                                    57
INVESTOR PROGRAMS                                                                                       57

         Exchange Privilege - Retail A Shares                                                           57
         Automatic Investment Program and Systematic Withdrawal Plan - Retail A Shares                  58
         Payroll Deduction Program - Retail A Shares                                                    59
         Coverdell Education Savings Account - Retail A Shares                                          59
         Checkwriting - Retail A Shares                                                                 59
         Direct Deposit Program - Retail A Shares                                                       60
TAXES                                                                                                   60
         State and Local                                                                                61
         Miscellaneous                                                                                  64
TRUSTEES AND OFFICERS                                                                                   64
         Standing Board Committees                                                                      69
         Trustee Ownership of Fund Shares                                                               70
         Board Compensation                                                                             70
         Certain Interests of Independent Trustee                                                       72
         Shareholder and Trustee Liability                                                              72
INVESTMENT ADVISER                                                                                      73
         Annual Board Approval of Investment Advisory Agreement                                         74
ADMINISTRATOR, SUB-ADMINISTRATOR AND PRICING AND BOOKEEPING AGENT                                       76
CUSTODIAN AND TRANSFER AGENT                                                                            78
EXPENSES                                                                                                80
PORTFOLIO TRANSACTIONS                                                                                  80
SHAREHOLDER SERVICES PLAN -- RETAIL A SHARES                                                            81
DISTRIBUTION AND SERVICES PLAN - PRIME SHARES                                                           83
DISTRIBUTOR                                                                                             85
INDEPENDENT AUDITORS                                                                                    86
COUNSEL                                                                                                 86
CODES OF ETHICS                                                                                         86
PERFORMANCE AND YIELD INFORMATION                                                                       87
         Performance Reporting                                                                          95
MISCELLANEOUS                                                                                           97
FINANCIAL STATEMENTS                                                                                   100

                               GENERAL INFORMATION

         This Statement of Additional Information should be read in conjunction with a current Prospectus. This Statement of Additional Information relates to the Prospectuses described on the cover page. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectuses. No investment in shares of the Funds should be made without reading a Prospectus.


         The Connecticut Municipal Money Market Fund and Massachusetts Municipal Money Market Fund commenced operations as separate portfolios (the "Predecessor Connecticut Municipal Money Market Fund" and "Predecessor Massachusetts Municipal Money Market Fund", respectively, and collectively, the "Predecessor Funds") of The Shawmut Funds. On December 4, 1995, the Predecessor Funds were reorganized as new portfolios of The Galaxy Fund. Prior to the reorganization, the Predecessor Funds offered and sold shares of beneficial interest that were similar to The Galaxy Fund's Retail A Shares.


         SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEETBOSTON FINANCIAL CORPORATION OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                      DESCRIPTION OF GALAXY AND ITS SHARES


         The Galaxy Fund ("Galaxy") is an open-end management investment company currently offering shares of beneficial interest in sixteen investment portfolios: Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, Tax-Exempt Money Market Fund, Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund, New York Municipal Money Market Fund, New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, Institutional Prime Money Market Fund, Institutional Treasury Money Market Fund, Prime Reserves, Government Reserves and Tax-Exempt Reserves. Prior to the date of this Statement of Additional Information, however, the New York Municipal Money Market Fund, New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund and Institutional Prime Money Market Fund had not commenced investment operations.

         Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each of the series in the Funds as follows: Class A Shares (Retail A Shares) and Class A -- Special Series 1 Shares (Trust Shares), representing interests in the Money Market Fund; Class B Shares (Retail A Shares) and Class B -- Special Series 1 Shares (Trust Shares), representing interests in the Government Money Market Fund; Class E Shares (Retail A Shares) and Class E -- Special Series 1 Shares (Trust Shares), representing interests in the Tax-Exempt Money Market Fund; Class F Shares (Retail A Shares) and Class F -- Special Series 1 Shares (Trust Shares), representing interests in the U.S. Treasury Money Market Fund; Class V Shares (Retail A Shares) and Class V -- Special Series 1 Shares (Prime Shares), representing interests in the Connecticut Municipal Money Market Fund; Class W Shares (Retail A Shares) and Class W -- Special Series 1 Shares (Prime Shares), representing interests in the Massachusetts Municipal Money Market Fund; Class EE -- Series 1 Shares (Retail A Shares) and Class EE -- Series 2 Shares (Prime Shares), representing interests in the New York Municipal Money Market Fund; Class UU -- Series 1 Shares (Retail A Shares) and Class UU -- Series 2 Shares (Prime Shares), representing interests in the New Jersey Municipal Money Market Fund; and Class VV -- Series 1 Shares and Class VV --Series 2 Shares, representing interests in the Florida Municipal Money Market Fund. The Money Market, Government Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds are classified as diversified investment companies under the Investment Company Act of 1940, as amended (the "1940 Act"). The Connecticut Municipal Money Market, Massachusetts Municipal Money Market, New York Municipal Money, New Jersey Municipal Money Market and Florida Municipal Money Market Funds are classified as non-diversified investment companies under the 1940 Act.


         Each share of Galaxy (irrespective of series designation) has a par value of $.001 per share, represents an equal proportionate interest in the related investment portfolio with other shares of the same class (irrespective of series designation), and is entitled to such dividends and distributions out of the income earned on the assets belonging to such investment portfolio as are declared in the discretion of Galaxy's Board of Trustees.


         Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses, shares will be fully paid and non-assessable. Each series of shares in a Fund (i.e., Retail A Shares, Trust Shares and Prime Shares) bear pro rata the same expenses and are entitled equally to the Fund's dividends and distributions except as follows. Each series will bear the expenses of any distribution and/or shareholder servicing plans applicable to such series. For example, as described below, holders of Retail A Shares will bear the expenses of the Shareholder Services Plan for Retail A Shares and Trust Shares (which is currently applicable only to Retail A Shares) and holders of Prime Shares will bear the expenses of the Distribution and Services Plan for Prime Shares. In addition, each series may incur differing transfer agency fees and may have differing sales charges. Standardized yield and total return quotations are computed separately for each series of shares. The differences in expenses paid by the respective series will affect their performance. See "Shareholder Services Plan" and "Distribution and Services Plans" below.


         In the event of a liquidation or dissolution of Galaxy or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative asset values of Galaxy's respective Funds, of any general assets of Galaxy not belonging to any particular Fund, which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved in liquidation, based on the number of shares of the Fund that are held by each shareholder, except that each series of a Fund would be solely responsible for the Fund's payments under any distribution and/or shareholder servicing plan applicable to such series.


         Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by series on all matters, except that only shares of a particular series of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to any distribution and/or shareholder servicing plan for such series (e.g., only Retail A Shares and Trust Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to Galaxy's Shareholder Services Plan for Retail A Shares and Trust Shares and only Prime Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to Galaxy's Distribution and Services Plan for Prime Shares). Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by Galaxy, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Galaxy shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A particular Fund is deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in an investment objective or a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund (irrespective of series designation). However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of Galaxy voting without regard to class or series.


         Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series. Voting rights are not cumulative and, accordingly, the holders of more than 50% in the aggregate of Galaxy's outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

         Galaxy is not required under Massachusetts law to hold annual shareholder meetings and intends to do so only if required by the 1940 Act. Shareholders have the right to remove Trustees. Galaxy's Declaration of Trust provides that a meeting of shareholders shall be called by the Board of Trustees upon a written request of shareholders owning at least 10% of the outstanding shares of Galaxy entitled to vote.

         Galaxy's Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by the 1940 Act, the Securities Act of 1933, as amended (the "1933 Act") or other applicable law), to (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another Fund of Galaxy and, in connection therewith, to cause all outstanding shares of any Fund to be redeemed at their net asset value or converted into shares of another class of Galaxy's shares at the net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares, due to changes in the market prices of the Fund's portfolio securities, an amount that is more or less than the original investment. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the Fund's shareholders at least 30 days prior thereto.

                    INVESTMENT STRATEGIES, POLICIES AND RISKS


         Fleet Investment Advisors Inc. ("Fleet"), the Fund's investment adviser, will use its best efforts to achieve each Fund's investment objective, although such achievement cannot be assured. The investment objective of a Fund, as described in its Prospectuses, may not be changed without the approval of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Except as noted herein under "Tax-Exempt Money Market Fund," "Connecticut Municipal Money Market Fund," "Massachusetts Municipal Money Market Fund" and "New York Municipal Money Market Fund," and under "Investment Limitations" with respect to the New Jersey Municipal Money Market Fund and Florida Municipal Money Market Fund, a Fund's investment policies may be changed without shareholder approval. An investor should not consider an investment in the Funds to be a complete investment program. Each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less in an effort to maintain a stable net asset value per share of $1.00. The value of the Funds' portfolio securities will generally vary inversely with changes in prevailing interest rates. The following investment strategies, policies and risks supplement those set forth in the Funds' Prospectuses.


MONEY MARKET FUND


         Money market instruments in which the Money Market Fund may invest include debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of bond counsel or counsel to the issuer, is exempt from regular federal income tax. These debt obligations are commonly referred to as Municipal Securities. Municipal Securities may be advantageous for a taxable portfolio such as the Fund when, as a result of prevailing economic, regulatory or other circumstances, the yield of such securities on a pre-tax basis is comparable to that of other debt securities the Fund can purchase. Dividends paid by a taxable portfolio such as the Fund that come from interest on Municipal Securities will be taxable to shareholders. The Fund may also invest in Municipal Securities the interest on which is subject to regular federal income tax.


         Instruments in which the Money Market Fund invests have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). For more information, including applicable quality requirements, see "Other Investment Policies and Risk Considerations" below.

GOVERNMENT MONEY MARKET FUND


         The Government Money Market Fund invests primarily (at least 80% of net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities, and repurchase agreements backed by these obligations. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change.


         Instruments in which the Government Money Market Fund invests have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). See "Other Investment Policies and Risk Considerations" below.

U.S. TREASURY MONEY MARKET FUND


         Under normal circumstances, the U.S. Treasury Money Market Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in money market instruments issued by the U.S. Treasury, including bills, notes and bonds. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change.

         Instruments in which the U.S. Treasury Money Market Fund invests may include, but are not limited to, securities issued by the U.S. Treasury and by certain U.S. Government agencies or instrumentalities such as the Federal Home Loan Banks and Federal Farm Credit Banks. Shareholders residing in a particular state that has an income tax law should determine through consultation with their own tax advisers whether such interest income, when distributed by the Fund, will be considered by the state to have retained exempt status and whether the Fund's capital gain and other income, if any, when so distributed will be subject to the state's income tax. See "Taxes."


         Portfolio securities held by the Fund have remaining maturities of 397 days or less (with certain exceptions). The Fund may also invest in certain variable and floating rate instruments. For more information, including applicable quality requirements, see "Other Investment Policies and Risk Considerations" below.

TAX-EXEMPT MONEY MARKET FUND

         Municipal Securities in which the Tax-Exempt Money Market Fund invests present minimal credit risk and meet the rating criteria described under "Other Investment Policies and Risk Considerations - Quality Requirements" below.


         As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities. The Fund's investments in private activity bonds will not be treated as investments in Municipal Securities for purposes of the 80% requirement mentioned above and, under normal market conditions, will not exceed 20% of the Fund's net assets when added together with any taxable investments held by the Fund.


         Although the Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its total assets in Municipal Securities the interest on which is paid solely from revenues of similar projects. To the extent that the Fund's assets are concentrated in Municipal Securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so invested.

CONNECTICUT MUNICIPAL MONEY MARKET FUND


         The Connecticut Municipal Money Market Fund attempts to achieve its objective by investing in a portfolio of debt obligations issued by or on behalf of the State of Connecticut, its political subdivisions, or public instrumentalities, state or local authorities, districts or similar public entities created under Connecticut law, and obligations of territories and possessions of the United States and any political sub-division or financing authority of any of these, the interest income from which is, in the opinion of qualified legal counsel, exempt from both federal regular income tax and the Connecticut state income tax on individuals, trusts and estates ("Connecticut Municipal Securities") with remaining maturities of 397 days or less at the time of purchase (with certain exceptions). Examples of Connecticut Municipal Securities include, but are not limited to, municipal commercial paper and other short-term notes; variable rate demand notes; municipal bonds (including bonds having remaining maturities of less than 397 days without demand features); and tender option bonds. See "Other Investment Policies and Risk Considerations" below. As a matter of fundamental policy that cannot be changed without shareholder approval, the Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in obligations the interest income from which is exempt from both federal regular income tax and the Connecticut state income tax on individuals, trusts and estates.


MASSACHUSETTS MUNICIPAL MONEY MARKET FUND


         The Massachusetts Municipal Money Market Fund attempts to achieve its objective by investing in a portfolio of debt obligations issued by or on behalf of the Commonwealth of Massachusetts and its political subdivisions and financing authorities, and obligations of other states, territories and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the interest income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and the income taxes imposed by the Commonwealth of Massachusetts upon non-corporate taxpayers ("Massachusetts Municipal Securities") with remaining maturities of 397 days or less at the time of purchase (with certain exceptions). Examples of Massachusetts Municipal Securities include, but are not limited to, municipal commercial paper and other short-term notes; variable rate demand notes; municipal bonds (including bonds having remaining maturities of less than 397 days without demand features); and tender option bonds. See "Other Investment Policies and Risk Considerations" below. As a matter of fundamental policy that cannot be changed without shareholder approval, the Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in obligations the interest income from which is exempt from both federal regular income tax and Massachusetts personal income tax.


NEW YORK MUNICIPAL MONEY MARKET FUND


         The New York Municipal Money Market Fund attempts to achieve its objective by investing in a portfolio of debt obligations issued by or on behalf of the State of New York, its political subdivisions, or public instrumentalities, state or local authorities, and obligations of other states, territories and possessions of the United States, including the District of Columbia, and any political subdivision or financial authority of any of these, the interest income from which is, in the opinion of qualified legal counsel, exempt from regular federal income tax, and New York State and New York City personal income taxes ("New York Municipal Securities") with remaining maturities of 397 days or less at the time of purchase (with certain exceptions). Examples of New York Municipal Securities include, but are not limited to, municipal commercial paper and other short-term notes; variable rate demand notes; municipal bonds (including bonds having remaining maturities of less than 397 days without demand features); and tender option bonds. See "Other Investment Policies and Risk Considerations" below. As a matter of fundamental policy that cannot be changed without shareholder approval, the Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in obligations the interest income from which is exempt from federal regular income tax and New York State and New York City personal income tax.

NEW JERSEY MUNICIPAL MONEY MARKET FUND

         The New Jersey Municipal Money Market Fund attempts to achieve its objective by investing in a portfolio of debt obligations issued by or on behalf of the State of New Jersey, its political subdivisions, authorities, instrumentalities and corporations, and certain other governmental issuers (which may include issuers located outside New Jersey such as Puerto Rico), the interest income from which is, in the opinion of qualified legal counsel, exempt from regular federal income tax and New Jersey personal income tax ("New Jersey Municipal Securities") with remaining maturities of 397 days or less at the time of purchase (with certain exceptions). Examples of New Jersey Municipal Securities include, but are not limited to, municipal commercial paper and other short-term notes; variable rate demand notes; municipal bonds (including bonds having remaining maturities of less than 397 days without demand features); and tender option bonds. See "Other Investment Policies and Risk Considerations" below. As a matter of fundamental policy that cannot be changed without shareholder approval, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in obligations the interest income of which is exempt from both regular federal income tax and the New Jersey personal income tax.

FLORIDA MUNICIPAL MONEY MARKET FUND

         The Florida Municipal Money Market Fund attempts to achieve its objective by investing in a portfolio of debt obligations issued by or on behalf of the State of Florida, its political subdivisions, authorities, agencies, instrumentalities and corporations, the interest income from which is, in the opinion of qualified legal counsel, exempt from regular federal income tax and that are exempt from Florida intangible personal property tax ("Florida Municipal Securities") with remaining maturities of 397 days or less at the time of purchase (with certain exceptions). Examples of Florida Municipal Securities include, but are not limited to, municipal commercial paper and other short-term notes; variable rate demand notes; municipal bonds (including bonds having remaining maturities of less than 397 days without demand features); and tender option bonds. As a matter of fundamental policy that cannot be changed without shareholder approval, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in obligations the interest income of which is exempt from regular federal income tax and that are exempt from the Florida intangible personal property tax.


                OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

         Investment methods described in the Prospectuses and this Statement of Additional Information are among those which one or more of the Funds have the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

QUALITY REQUIREMENTS


         The Funds will purchase only those instruments which meet the applicable quality requirements described below. The Funds will not purchase a security (other than a U.S. Government security) unless the security (or, in certain cases, the guarantee) or the issuer (or guarantee provider) with respect to comparable securities (i) is rated by at least two nationally recognized statistical rating organizations ("Rating Agencies") (such as Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch) in one of the two highest categories for short-term debt securities, (ii) is rated by the only Rating Agency that has issued a rating with respect to such security or issuer in one of such Rating Agency's two highest categories for short-term debt, or (iii) if not rated, the security is determined to be of comparable quality. These rating categories are determined without regard to sub-categories and gradations. The Funds will follow applicable regulations in determining whether a security rated by more than one Rating Agency can be treated as being in one of the two highest, short-term rating categories. See "Investment Limitations" below.

         Determinations of comparable quality will be made in accordance with procedures established by the Board of Trustees. Generally, if a security has not been rated by a Rating Agency, Fleet will acquire the security if it determines that the security is of comparable quality to securities that have received the requisite ratings. For example, with respect to the Connecticut Municipal Money Market, Massachusetts Municipal Money Market, New York Municipal Money Market, New Jersey Municipal Money Market and Florida Municipal Money Market Funds, Fleet will generally treat Connecticut Municipal Securities, Massachusetts Municipal Securities, New York Municipal Securities, New Jersey Municipal Securities or Florida Municipal Securities, as the case may be, as eligible portfolio securities if the issuer has received long-term bond ratings within the three highest rating categories assigned by a Rating Agency with respect to other bond issues. Fleet also considers other relevant information in its evaluation of unrated short-term securities.


U.S. GOVERNMENT OBLIGATIONS

         Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

         U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than 10 years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

         Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Funds.

         The U.S. Treasury Money Market Fund will invest in those securities issued or guaranteed as to principal and interest by the U.S. Government or by agencies or instrumentalities thereof, the interest income from which, under current law, generally will not be subject to state income tax by reason of federal law.

MONEY MARKET INSTRUMENTS

         Money market instruments include but are not limited to bank obligations, commercial paper and corporate bonds with remaining maturities of 397 days or less.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments in non-negotiable time deposits are limited to no more than 5% of the Money Market Fund's total assets at the time of purchase. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to each Fund's limitation on illiquid securities described below under "Investment Limitations". For purposes of the Money Market Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

         Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

         Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when Fleet believes that the credit risk with respect to the instrument is minimal.


         Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's 10% limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if Fleet has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities. The Money Market Fund and the Tax-Exempt Money Market Fund, Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund, New York Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Florida Municipal Money Market Fund (collectively, the "Tax-Exempt Money Market Funds") may also purchase Rule 144A securities. See "Investment Limitations" below.


MUNICIPAL SECURITIES

         Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, health-related entities, transportation-related projects, educational programs, water and pollution control and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and for other facilities. Municipal Securities include private activity bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.


         The two principal classifications of Municipal Securities that may be held by the Money Market Fund and the Tax-Exempt Money Market Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.


         Each Fund's portfolio may also include "moral obligation" securities, which are normally issued by special-purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation, of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

         Municipal Securities may include variable rate demand notes, which are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. The Money Market Fund and Tax-Exempt Money Market Funds treat variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which a Fund may next tender the security for repurchase. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

         Municipal Securities purchased by the Money Market Fund and Tax-Exempt Money Market Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. As described above under "Money Market Instruments," letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

         There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's, S&P and Fitch, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

         The payment of principal and interest on most securities purchased by the Money Market Fund and Tax-Exempt Money Market Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multistate agency of which a state is a member is a separate "issuer" as that term is used in this Statement of Additional Information and the Funds' Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

         Among other instruments, the Money Market Fund and Tax-Exempt Money Market Funds may purchase short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds, to the extent consistent with the limitations set forth in the Prospectuses for the Funds including applicable maturity restrictions.

         Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. Galaxy cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Tax-Exempt Money Market Funds and the liquidity and value of their respective portfolios. In such an event, a Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.


         Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. None of the Money Market Fund, Tax-Exempt Money Market Funds or Fleet will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

         MUNIPREFERRED SECURITIES. The Connecticut Municipal Money Market, Massachusetts Municipal Money Market, New York Municipal Money Market, New Jersey Municipal Money

Market and Florida Municipal Money Market Funds may purchase interests in Municipal Securities that are offered in the form of a security representing a diversified portfolio of investment grade bonds. These securities provide investors, such as the Funds, with liquidity and income exempt from federal regular income tax and some state income taxes.


STAND-BY COMMITMENTS

         The Money Market Fund and each Tax-Exempt Money Market Fund may acquire "stand-by commitments" with respect to Municipal Securities held by it. Under a stand-by commitment, a dealer agrees to purchase from a Fund, at the Fund's option, specified Municipal Securities at a specified price. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments acquired by a Fund would be valued at zero in determining the Fund's net asset value. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Municipal Securities purchased by a Fund. However, without a stand-by commitment, these securities could be more difficult to sell. A Fund will enter into stand-by commitments only with those dealers whose credit Fleet believes to be of high quality.

         Stand-by commitments are exercisable by a Fund at any time before the maturity of the underlying Municipal Security, and may be sold, transferred or assigned by the Fund only with respect to the underlying instruments. Although stand-by commitments are often available without the payment of any direct or indirect consideration, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for securities acquired subject to the commitment. Where a Fund pays any consideration directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund.

         A Fund will enter into stand-by commitments only with banks and broker/dealers that present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, Fleet will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

TENDER OPTION BONDS

         The Money Market Fund and the Tax-Exempt Money Market Funds may purchase tender option bonds and similar securities. A tender option bond generally has a long maturity and bears interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, and is coupled with an agreement by a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, usually upon not more than seven days notice or at periodic intervals, to tender their securities to the institution and receive the face value of the securities. In providing the option, the financial institution receives a fee that reduces the fixed rate of the underlying bond and results in a Fund effectively receiving a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Fleet will monitor, on an ongoing basis, the creditworthiness of the issuer of the tender option bond, the financial institution providing the option, and any custodian holding the

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underlying long-term bond. The bankruptcy, receivership or default of any of the parties to a tender option bond will adversely affect the quality and marketability of the security.

VARIABLE AND FLOATING RATE INSTRUMENTS

         Securities purchased by the Funds may include variable and floating rate instruments. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

         If a variable or floating rate instrument is not rated, Fleet must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand.

         In determining average weighted portfolio maturity an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next regularly scheduled interest rate adjustment or the time the Fund involved can receive payment of principal as specified in the instrument. Instruments which are U.S. Government obligations and certain variable rate instruments having a nominal maturity of 397 days or less when purchased by the Fund involved, however, will be deemed to have a maturity equal to the period remaining until the next interest rate adjustment.

         Long-term variable and floating rate obligations held by the Funds may have maturities of more than 397 days, provided the Funds are entitled to payment of principal upon not more than 30 days' notice or at specified intervals not exceeding one year (upon not more than 30 days' notice).

         Variable and floating rate obligations with a demand feature held by the Funds will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

         Each Fund, except the U.S. Treasury Money Market Fund, may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually specified date and price ("repurchase agreements"). Repurchase agreements will only be entered into with financial institutions such as banks and broker/dealers that are deemed to be creditworthy by Fleet. No Fund will enter into repurchase agreements with Fleet or any of its affiliates. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered an illiquid security and will be subject to each Fund's 10% limitation on investments in illiquid securities described under "Investment Limitations" below.

         The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the agreed upon repurchase price. If the seller defaulted on its repurchase obligation, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. Income on repurchase agreements is taxable. Investments by a Tax-Exempt Money Market Fund in repurchase agreements will be, under normal market conditions, subject to a 20% overall limit on taxable obligations.

         The repurchase price under a repurchase agreement generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreements). Securities subject to repurchase agreements will be held by a Fund's custodian or a sub-custodian in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         The Money Market and Government Money Market Funds may also borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). A reverse repurchase agreement involves the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

         Whenever a Fund enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account liquid assets such as cash or liquid securities equal to the repurchase price (including accrued interest). The Fund will monitor the account to ensure such equivalent values are maintained. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

WHEN-ISSUED AND DELAYED SETTLEMENT TRANSACTIONS

         Each Fund may purchase securities on a "when-issued" or "delayed settlement" basis. When-issued transactions, which involve a commitment by a Fund to purchase particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security it intends to purchase, regardless of future changes in interest rates. Delayed settlement describes settlement of a securities transaction in the secondary market sometime in the future. When-issued and delayed settlement transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place. It is expected that, absent unusual market conditions, commitments by a Fund to purchase securities on a when-issued or delayed settlement basis will not exceed 25% of the value of its total assets. These transactions will not be entered into for speculative purposes, but only in furtherance of a Fund's investment objective.

         When a Fund agrees to purchase securities on a "when-issued" or "delayed settlement" basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. In the event of a decline in the value of the securities that the custodian has set aside, the Fund may be required to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. A Fund's net assets may fluctuate to a greater degree if it sets aside portfolio securities to cover such purchase commitments than if it sets aside cash. Because the Fund sets aside liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase securities on a when-issued or delayed settlement basis exceeded 25% of the value of its total assets.

         When a Fund engages in when-issued or delayed settlement transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous for a security. For purposes of determining the average weighted maturity of a Fund's portfolio, the maturity of securities purchased on a when-issued or delayed settlement basis is calculated from the date of settlement of the purchase to the maturity date.

SECURITIES LENDING

         The Money Market and Government Money Market Funds may lend their portfolio securities to financial institutions such as banks and broker/dealers in accordance with their investment limitations. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. Loans will generally be short-term, and will be made only to borrowers deemed by Fleet to be of good standing and only when, in Fleet's judgment, the income to be earned from the loan justifies the attendant risks. The Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Fund represent not more than one-third of the value of its total assets.

         A Fund that loans portfolio securities would continue to accrue interest on the securities loaned and would also earn income on the loans. Any cash collateral received by the Government Money Market Fund in connection with such loans would be invested in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; cash collateral received by the Money Market Fund would be invested in high quality, short-term money market instruments.

GUARANTEED INVESTMENT CONTRACTS -- MONEY MARKET FUND

         The Money Market Fund may invest in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Fund will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated in accordance with the applicable quality requirements described above under "Quality Requirements." GICs are considered illiquid securities and will be subject to the Fund's 10% limitation on illiquid investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

ASSET-BACKED SECURITIES -- MONEY MARKET FUND

         The Money Market Fund may purchase asset-backed securities which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables and credit card receivables. The Fund will only purchase asset-backed securities that meet the applicable quality requirements described above under "Quality Requirements."

         Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

         The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity.

         Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities.

         Asset-backed securities are subject to greater risk of default during periods of economic downturn. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in the Fund's experiencing difficulty in valuing or liquidating such securities. For these reasons, under certain circumstances, asset-backed securities may be considered illiquid securities.

INVESTMENT COMPANY SECURITIES -- TAX-EXEMPT MONEY MARKET FUNDS


         The Tax-Exempt Money Market Funds may invest in securities issued by other investment companies limited, with respect to the Tax-Exempt Money Market Fund, to open-end investment companies that invest in high quality, short-term Municipal Securities that meet the applicable quality requirements described above under "Quality Requirements" and that determine their net asset value per share based on the amortized cost or penny-rounding method. Such securities may be acquired by a Fund within the limits prescribed by the 1940 Act. Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments in other investment companies so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company;
(b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. A Fund will invest in other investment companies primarily for the purpose of investing its short-term cash which has not as yet been invested in other portfolio instruments. However, from time to time, on a temporary basis, the Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund, New York Municipal Money Market Fund, New

Jersey Municipal Money Market Fund and Florida Municipal Money Market Fund may invest exclusively in one other investment company managed similarly to the particular Fund.


         Investments in other investment companies will cause a Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations.


NON-DIVERSIFICATION - CONNECTICUT MUNICIPAL MONEY MARKET, MASSACHUSETTS MUNICIPAL MONEY MARKET, NEW YORK MUNICIPAL MONEY MARKET, NEW JERSEY MUNICIPAL MONEY MARKET AND FLORIDA MUNICIPAL MONEY MARKET FUNDS

         The Connecticut Municipal Money Market, Massachusetts Municipal Money Market, New York Municipal Money Market, New Jersey Municipal Money Market and Florida Municipal Money Market Funds are classified as non-diversified investment portfolios under the 1940 Act. As such, there is no limit on the percentage of assets which can be invested in any single issuer. However, so that they comply with the requirements of Rule 2a-7 under the 1940 Act, these Funds may invest more than 5% of their total assets in securities of a single issuer with respect to no more than 25% of their total assets, provided that each Fund will not invest more than 5% of its total assets in securities of a single issuer unless such securities are rated in the highest short-term rating category by the requisite Rating Agencies or, if unrated, are determined to be of comparable quality. An investment in one of these Funds, therefore, may entail greater risk than would exist in a diversified investment portfolio because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in a Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio was diversified among more issuers. The Connecticut Municipal Money Market, Massachusetts Municipal Money Market, New York Municipal Money Market, New Jersey Municipal Money Market and Florida Municipal Money Market Funds each intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). This undertaking requires that at the end of each quarter of a Fund's taxable year, with regard to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer; beyond that, no more than 25% of its total assets are invested in the securities of a single issuer. In addition, each Fund intends to comply with the requirements of Rule 2a-7 under the 1940 Act which regulates money market funds.


CONNECTICUT INVESTMENT RISKS

         The following information is a brief summary of factors affecting the economies and financial strengths of the State of Connecticut, its municipalities and its political subdivisions and does not purport to be a complete description of such factors. Other factors will affect issuers. The summary is based primarily upon one or more publicly available offering statements relating to debt offerings of the State of Connecticut that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in such offering statements have not been independently verified.

         The ability of the issuers of Connecticut Municipal Securities to pay the principal and interest on their obligations may be impacted by a variety of factors relating to the economy of Connecticut and to the fiscal stability of issuers of Connecticut Municipal Securities. The latter may include such matters as the ability of issuers to raise sufficient tax and other revenues to meet their needs, the availability of aid from other governmental bodies, and the burdens that may be imposed on issuers by law or necessity. To the extent that the Fund invests in obligations that are not general obligations of their issuers, payments of principal and interest will depend on all factors affecting the revenue sources from which payments thereon are to be derived. The value of the obligations held by the Fund would be adversely affected not only by any actual inability of their issuers to pay the principal and interest thereon, but also by a public perception that such ability is in doubt.


         Connecticut (sometimes referred to as the State) is highly urbanized, with a 2001 population density of 707 persons per square mile, as compared to 81 for the United States as a whole and 223 for the New England region. Of the eight counties in the State, 75% of the population resides within Hartford, Fairfield and New Haven counties. Per capita personal income of the State's residents, historically among the highest in the nation, increased in every year from 1992 to 2001, rising from $28,409 to $41,931. However, pockets of significant unemployment and poverty exist in several of the State's most important cities and towns.

         Manufacturing has historically been of prime economic importance to Connecticut but has declined during the last decade. The State's manufacturing sector is diversified, with the construction of transportation equipment (primarily aircraft engines, helicopters and submarines) being the dominant industry, followed by fabricated metals, non-electrical machinery, and electrical machinery. As a result of a rise in employment in service-related industries and the decline in manufacturing employment, manufacturing accounted for only 15.09% of total non-agricultural employment in Connecticut in 2001. Defense-related business has represented a relatively high proportion of the manufacturing sector, but reductions in defense spending have considerably reduced this sector's significance in Connecticut's economy. The average annual unemployment rate in Connecticut decreased from 7.2% in 1992 to 2.3% in 2000 but rose to 3.6% for the first half of 2002.

         At the end of the 1990-1991 fiscal year, the General Fund had an accumulated unappropriated deficit of $965,712,000. For the ten fiscal years ended June 30, 2001, the General Fund ran operating surpluses, based on the State's budgetary method of accounting, of approximately $110,200,000, $113,500,000, $19,700,000, $80,500,000, $250,000,000, $262,600,000,
$312,900,000, $71,800,000, $300,400,000, and $30,700,000, respectively.

         The State's adopted budget for the 2001-2002 fiscal year anticipated General Fund revenues of $11,894,100,000 and General Fund expenditures of $11,894,000,000, with an estimated surplus of $100,000. As of September 30, 2001, the Comptroller had estimated an operating deficit for the 2001-2002 fiscal year of $301,700,000. At a special session of the Connecticut General Assembly in November, 2001, called by the Governor to respond to the State's projected deficit for that year, legislation was enacted to reduce deficit projections below 1% of anticipated General Fund expenditures. However, tax collections in subsequent months were lower than projected. On September 1, 2002, the Comptroller reported a deficit for the

2001-2002 fiscal year of $817,100,000. This deficit was met in part by a transfer of the $594,700,000 balance in the Budget Reserve Fund, and Economic Recovery Notes were issued to meet the remainder of the deficit on December 19, 2002.

         For the 2002-2003 fiscal year, the adopted budget anticipated General Fund revenues of $12,432,000,000 and General Fund expenditures of $12,431,400,000, with an estimated surplus of $600,000. As of June 20, 2002, the Office of Policy and Management anticipated that the adopted budget for the 2002-2003 fiscal year would produce a gap of $590,000,000. On July 1, 2002, the Governor signed a bill passed at a special session of the General Assembly that was aimed at eliminating that gap through a combination of spending reductions and tax increases. Nevertheless, on December 2, 2002, the Comptroller estimated a General Fund deficit for the 2002-2003 fiscal year of $414,900,000. On November 12, 2002, the Office of Fiscal Analysis had estimated a budget deficit of $495,000,000 for the 2002-2003 fiscal year, and indicated that the deficit could be greater.

         The State's primary method for financing capital projects is through the sale of general obligation bonds. These bonds are backed by the full faith and credit of the State. As of November 1, 2002, the State had authorized direct general obligation bond indebtedness totaling $16,468,814,000, of which $15,102,913,000 had been approved for issuance by the State Bond Commission and $13,430,976,000 had been issued. As of November 1, 2002, net State direct general obligation bond indebtedness outstanding was $8,973,711,000.

         In addition, the State has limited or contingent liability on a significant amount of other bonds. Such bonds have been issued by the following quasi-public agencies: the Connecticut Housing Finance Authority, the Connecticut Development Authority, the Connecticut Higher Education Supplemental Loan Authority, the Connecticut Resources Recovery Authority and the Connecticut Health and Educational Facilities Authority. Such bonds have also been issued by the City of Waterbury and the Southeastern Connecticut Water Authority. As of November 1, 2002, the amount of bonds outstanding on which the State has limited or contingent liability totaled $4,066,600,000.

         The State is obligated to various cities and towns under grant programs to fund certain school construction costs. As of June 30, 2002, the State's outstanding obligation was $1,124,000,000, and the Commissioner of Education estimated that future additional grant obligations might total $2,800,000,000.

         The State's general obligation bonds are rated Aa2 by Moody's and AA by both Standard & Poor's and Fitch. As of August 22, 2002, Moody's and Standard & Poor's had each revised its credit outlook on such bonds from "stable" to "negative."

         The State, its officers and its employees are defendants in numerous lawsuits. Although it is not possible to determine the outcome of these lawsuits, the State's Attorney General has opined that an adverse decision in any of the following cases might have a significant impact on the State's financial position: (i) an action on behalf of all persons with traumatic brain injury who have been placed in certain State hospitals, and other persons with acquired brain injury who are in the custody of the Department of Mental Health and Addiction Services, claiming that their constitutional rights are violated by placement in State hospitals alleged not to provide adequate treatment and training, and seeking placement in community residential settings with appropriate support services; (ii) litigation involving claims by Indian tribes and alleged Indian tribes to portions of the State's land area;
(iii) an action by certain students and municipalities claiming that the State's formula for financing public education violates the State's constitution and seeking a declaratory judgment and injunctive relief; (iv) an action seeking to represent a class of certain Medicaid recipients, claiming that the Commissioner of the Department of Social Services fails to provide them adequate access to dental services and to adequately compensate providers of such services, and seeking declaratory and injunctive relief plus attorneys' fees and costs; (v) actions by several hospitals claiming partial refunds of taxes imposed on hospital gross earnings to the extent such taxes related to tangible personal property transferred in the provision of services to patients; (vi) an action against the State and its Attorney General by importers and distributors of cigarettes previously sold by their manufacturers seeking damages and injunctive relief relating to business losses alleged to result from the 1998 Master Settlement Agreement entered into by most states in litigation against the major domestic tobacco companies and challenging certain related so-called Non Participating Manufacturer statutes; (vii) an action seeking to represent a class of juveniles, claiming that the policy of strip searching all juveniles arriving at State detention centers is unconstitutional, and seeking damages, declaratory and injunctive relief, attorneys' fees, and costs; (viii) an action seeking to represent a class of adults, challenging the policy or practice of strip searching all adult inmates arriving at correctional centers, whether or not there is a reasonable suspicion of the presence of weapons or contraband, and seeking damages, declaratory and injunctive relief, attorneys' fees, and costs; (ix) an action alleging that the Department of Mental Retardation violates federal laws by maintaining a waiting list for Medicaid services of Medicaid-eligible persons and by placing persons in quasi-institutional settings without allowing them to choose more integrated community settings, and seeking mandatory injunctive relief, attorneys' fees, and costs; and (x) two sales and use tax refund cases involving claims of exemption for purchases by aircraft manufacturers of certain property used by them in conducting certain research and development activities.

         As a result of litigation on behalf of black and Hispanic school children in the City of Hartford seeking "integrated education" within the Greater Hartford metropolitan area, on July 9, 1996, the State Supreme Court directed the legislature to develop appropriate measures to remedy the racial and ethnic segregation in the Hartford public schools. In 1998, the Superior Court ordered the State to show cause as to whether there had been compliance with the Supreme Court's ruling, and on March 3, 1999, it concluded that the State had complied but that the plaintiffs had not allowed the State sufficient time to take additional remedial steps. On December 28, 2000, the plaintiffs filed a motion seeking to have the Superior Court again monitor the State's compliance with the 1996 Supreme Court decision. A hearing was held in April, 2002, and briefs were scheduled to be filed in December of 2002. The fiscal impact of this matter might be significant but is not determinable at this time.


         General obligation bonds issued by municipalities are payable primarily from ad valorem taxes on property located in the municipality. A municipality's property tax base is subject to many factors outside the control of the municipality, including the decline in Connecticut's manufacturing industry. Certain Connecticut municipalities have experienced severe fiscal difficulties and have reported operating and accumulated deficits. The most notable of these is the City of Bridgeport, which filed a bankruptcy petition on June 7, 1991. The State opposed the petition. The United States Bankruptcy Court for the District of Connecticut held that Bridgeport had authority to file such a petition but that its petition should be dismissed on the grounds that Bridgeport was not insolvent when the petition was filed. State legislation enacted in 1993 prohibits municipal bankruptcy filings without the prior written consent of the Governor.

         In addition to general obligation bonds backed by the full faith and credit of the municipality, certain municipal authorities finance projects by issuing bonds that are not considered to be debts of the municipality. Such bonds may be repaid only from revenues of the financed project, the revenues from which may be insufficient to service the related debt obligations.

MASSACHUSETTS INVESTMENT RISKS

         The Massachusetts Municipal Money Market Fund's ability to achieve its investment objective depends on the ability of issuers of Massachusetts Municipal Securities to meet their continuing obligations to pay principal and interest. Since the Fund invests primarily in Massachusetts Municipal Securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of Massachusetts and other factors specifically affecting the ability of issuers of Massachusetts Municipal Securities to meet their obligations. As a result, the value of the Fund's shares may fluctuate more widely than the value of shares of a portfolio investing in securities of issuers in a number of different states. The ability of Massachusetts and its political subdivisions to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amount of tax and other revenues available to governmental issuers of Massachusetts Municipal Securities may be affected from time to time by economic, political and demographic conditions within Massachusetts. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to an issuer of Massachusetts Municipal Securities may also affect that issuer's ability to meet its obligations. Payments of principal and interest on limited obligation bonds will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political and demographic conditions in Massachusetts or a particular locality. Any reduction in the actual or perceived ability of an issuer of Massachusetts Municipal Securities to meet its obligations (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of its obligations and could affect adversely the values of other Massachusetts Municipal Securities as well.

NEW YORK INVESTMENT RISKS

         Some of the significant financial considerations relating to the New York Municipal Money Market Fund's investments in New York Municipal Securities are summarized below. This summary information is not intended to be a complete description and is principally derived from the Annual Information Statement of the State of New York as supplemented and contained in official statements relating to issues of New York Municipal Securities that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

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         The State of New York's most recent fiscal year began on April 1, 2002 and ends on March 31, 2003. The most recent published Update to the Annual Information Statement was dated February 3, 2003.

         SPECIAL CONSIDERATIONS. Current economic and financial trends have substantially heightened the risk that actual receipts for the 2002-03 fiscal year will fall significantly below the levels reported in the current Financial Plan. An unusual amount of uncertainty surrounds those factors that have historically been most prominent in determining the State's revenue performance. These factors include the profit performance of the financial sector and the timing of tax payments from high-income individuals and businesses.

         It now appears more likely that the national and State economies will rebound at a slower pace than projected under the current forecast. Equity market instability (fueled by poor earnings, accounting concerns, and fears of further terrorist attacks), a further escalation of tensions in the Middle East and the resultant upward pressure on energy prices, a weakening of growth in consumer spending, and a failure of investment spending to rebound are all factors that are combining to produce a potential return to recessionary conditions.

         More important from a revenue perspective, the prolonged and substantial decline in equity markets has increased the likelihood that tax payments will fall below current projections, as well as increased the uncertainty of the timing of such tax payments. The State receives a substantial portion of tax receipts from the income and profits of financial service employees and companies. In addition, the taxable income of State taxpayers is affected by the changing value of equities and the associated impact on the value of capital gain transactions. Historically, declines in the stock market are followed by declines in personal income tax payments as tax liability associated with market transactions declines.

         Finally, financial service firms have suffered a second consecutive year of poor profit performance related to stock market declines and the fallout associated with the corporate accounting scandals. As a result, there have been, and it is generally expected that there will continue to be, further reductions in employment for this industry and declines in the compensation of highly paid financial service employees.

         For these reasons, it now appears more likely that the State will experience a significant decline in its revenue situation in fiscal year 2002-03. The Division of the Budget ("DOB") is continuously analyzing actual data and available information from the financial services industry and the economy in general to assess any potential negative impact on receipts. However, given the uncertainties surrounding the economy in general and the financial services sector in particular, DOB is unable at this time to quantify with confidence the potential impact on expected tax receipts.

         The State currently has $710 million in the Tax Stabilization Reserve Fund to guard against potential risks. Consistent with prudent fiscal practices, DOB is also developing a range of approaches totaling five percent of General Fund spending to help bolster the State's reserves and respond to the heightened uncertainties surrounding the receipts forecast. Accordingly,

DOB will continue to maintain a strict hiring freeze and controls on all discretionary spending, initiate debt management actions to lower debt service costs, and take other administrative measures to reduce costs in the current year. In the past, the State has taken both administrative and legislative actions to address potential Financial Plan shortfalls, and DOB believes similar actions can be taken to respond to adverse variances in the current year.

         In addition, the Governor has proposed legislation to permit the State to securitize all or a portion of its share of future payments from the tobacco industry under the national master settlement agreement. To guard against the risk that the enabling legislation necessary for tobacco securitization is not enacted in fiscal year 2002-03, DOB is identifying a range of additional administrative remedies beyond those already underway that would reduce costs in the current year (e.g., deferring certain discretionary payments until fiscal year 2003-04, thereby adding to General Fund costs in that year). Such measures, if implemented, are expected by DOB to be sufficient to close the 2002-03 fiscal year in balance. As a result of these actions, DOB does not anticipate the State will need to draw on the Tax Stabilization Reserve Fund to maintain budget balance.

         DOB expects to propose actions to close a 2003-04 budget gap that DOB currently anticipates to be several times larger than the budgetary shortfall projected for the current year, and substantially larger than the $2.8 billion imbalance projected in February 2002. Factors affecting the potential budget imbalance include the possible impact of economic and financial market instability on receipts (which could cause losses in excess of five percent of earlier projections), the use of reserves and other non-recurring resources to balance the 2002-03 budget, and higher pension costs and entitlement spending.

         STATE ECONOMY. The New York economy suffered more than the nation as a whole during the recession, due to the September 11 devastation of downtown New York City and the importance of the finance and tourism industries to the State economy. Only now are there signs of an economic turnaround. Total State employment is expected to rise 0.7 percent in 2003, following a decline of 1.6 percent for 2002. Private sector employment is expected to rise 0.9 percent in 2003, following a decline of 2.1 percent for 2002. Bonus payments paid to financial services workers have been reduced significantly due to the recession and the steep decline in the stock market. On a calendar year basis, bonuses are estimated to have fallen 23.0 percent for 2002, followed by a 10.2 percent decline projected for 2003. In the aftermath of the bursting of the stock market bubble, it is expected that for the next two years bonuses in the finance and insurance sector will remain at about one-half of their 2001 peak level. Wages are expected to rise 2.3 percent in 2003, following a decline of 3.2 percent for 2002. Total State personal income is projected to increase 3.1 percent in 2003.

         The risks to the New York forecast are substantial. Weaker than expected growth for both the national and international economies could delay the onset of the State's recovery. This would result in even slower employment and income growth than projected. This decline, if it continues, could result in a large negative impact in underlying economic activity. Adverse developments in the equity markets have the potential to significantly disrupt economic activity in New York, given the prominence of financial services in the State's economy. In contrast, stronger national and international growth could result in an earlier recovery than projected. At the State level, the cleanup of the World Trade Center site has been completed and redevelopment is expected to commence shortly. As a result, employment growth could be stronger than projected. Financial sector activity remains the largest risk to the New York forecast. Wall Street compensation fell precipitously in early 2002. Continued weakness in this sector would have a deleterious impact on the State's prospects for economic recovery, while a sharp improvement in profits for the financial industry would likely have a significant beneficial impact on the State's economy.

         The possibility of hostilities in the Middle East poses another risk. It is impossible to accurately predict the economic impact of such an event or even its direction. However, a further spike in oil prices, a loss of international tourism, and the redirection toward the war effort of resources that might have aided in strengthening the current recovery can be expected to have a negative impact.

         New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

         SERVICES: The services sector, which includes entertainment, personal services, such as health care and auto repairs, and business-related services, such as information processing, law and accounting, is the State's leading economic sector. The services sector accounts for more than three of every ten nonagricultural jobs in New York and has a noticeably higher proportion of total jobs than does the rest of the nation.

         MANUFACTURING: Manufacturing employment continues to decline in New York, as in most other states, and New York's economy is less reliant on this sector than in the past. However, it remains an important sector of the State economy, particularly for the upstate economy, as high concentrations of manufacturing industries for transportation equipment, optics and imaging, materials processing, and refrigeration, heating, and electrical equipment products are located in the upstate region.

         TRADE: Wholesale and retail trade is the second largest sector in terms of nonagricultural jobs in New York but is considerably smaller when measured by income share. Trade consists of wholesale businesses and retail businesses, such as department stores and eating and drinking establishments.

         FINANCE, INSURANCE AND REAL ESTATE: New York City is the nation's leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes about one-fifth of total wages.

         AGRICULTURE: Farming is an important part of the economy in rural areas, although it constitutes a very minor part of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, fruits, and vegetables. New York ranks among the nation's leaders in the production of these commodities.

         GOVERNMENT: Federal, State and local governments together are the third largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total State and local government employment.

         STATE BUDGET. The State Constitution requires the Governor of New York ("Governor") to submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.

         State law requires the Governor to propose a balanced budget each year. In recent years, the State has closed projected budget gaps which DOB estimated at $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), less than $1 billion (in each of the fiscal years 1998-99 through 2000-01) and $6.8 billion in 2002-03. The 2002-03 Financial Plan projected budget gaps of $2.8 billion in 2003-04, $2.9 billion in 2004-05 and $4.2 billion in 2005-06.

         Four governmental fund types comprise the State Financial Plan: the General Fund, the Special Revenue Funds, the Capital Projects Funds, and the Debt Service Funds. The State's fund structure adheres to the accounting standards of the Governmental Accounting Standards Board.

         GENERAL FUND. The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 2002-03 fiscal year, the General Fund is expected to account for approximately 42 percent of All Governmental Funds disbursements. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

         Total General Fund receipts, including transfers from other funds and tobacco securitization proceeds, are projected to total $39.94 billion in fiscal year 2002-03, a decrease of $1.21 billion from the 2001-02 fiscal year. This total includes $32.86 billion in tax receipts, $4.09 billion in miscellaneous receipts, and $7.34 billion in transfers from other funds. Estimated General Fund receipts for 2003-04 are projected at $38.19 billion or $1.75 billion below 2002-03 estimate.

         The significant year-to-year decline in receipts is caused primarily by the economic dislocation caused by the terrorist attacks of September 11, the national recession, the decline in equity markets, and the drop in compensation paid to financial service workers. The estimated impact of the World Trade Center disaster on 2002-03 receipts remains significant, and within the range estimated in the immediate aftermath of the September 11 attacks. Personal income tax payments associated with the 2001 tax year are significantly below 2000 levels, with associated impacts on final payments and refunds.

         General Fund disbursements, including transfers to other funds, are projected to total $39.79 billion for 2002-03, an annual decrease of $1.43 billion or from the 2001-02 fiscal year. All Governmental Funds spending for 2002-03 is projected to be $90.95 billion. General Fund disbursement for 2003-04 is projected to be $38.64 billion, a decrease of $1.14 billion (2.9 percent) from the current year.

         The projected 2002-03 General Fund closing balance of $1.18 billion, consists of $710 million in the Tax Stabilization Reserve Fund (the State's "rainy day" fund), $378 million in tobacco securitization reserves, $20 million in the Contingency Reserve Fund (the State's litigation reserve) and $75 million in the Community Projects Fund.

         All Governmental Funds receipts are projected to be $90.22 billion in 2003-04, a decrease of $401 million from 2002-03. Tax receipts are projected to decrease by $310 million to total $40.93 billion, while miscellaneous receipts are projected to increase by $288 million to total $17.23 billion over 2002-03. Federal Grants are projected to total $32.06 billion, a decrease of $379 million from 2002-03. Federal grants represent reimbursement from the Federal government for programs financed by the State in the first instance.

         On an All Governmental Funds basis, the State Financial Plan budgets spending for World Trade Center costs of $2.06 billion in 2002-03 and $496 million in 2003-04 which represents both pass-through aid and disbursements financed by the State. Most of the spending is supported by Federal funds ($2 billion in 2002-03 and $946 million in 2003-04). In addition to disaster cleanup and recovery spending, Federal money will finance, among other things, expand counseling and trauma services ($99 million). In 2001-02, the State spent $654 million for World Trade Center costs ($352 million of which was pass-through aid).

         The Financial Plans reflect pass-through aid related to reimbursement for September 11 costs within the amounts shown for total disbursement. For 2002-03, pass-through aid is projected to total $1.7 billion, of which $1 billion relates to expected reimbursement for liability insurance. Aid amounts decline in 2003-04 to $861 million, as reimbursement for initial response efforts - debris removal and crisis counseling - nears completion. Nearly all of the Federal disaster aid is expected to flow from the Federal Emergency Management Agency through the State Emergency Management Office (SEMO) to New York City and other localities affected by the disaster.

         Through December 2002, preliminary General Fund receipts and transfers from other funds (based on DOB's estimate) totaled $27.32 billion, $1.17 billion below cash-flow projections for fiscal year 2002-03 derived from the October 2002 Financial Plan, with negative variances against planned collections concentrated in the personal income tax and in business taxes. However, it remains uncertain at this point how much of the receipts shortfall to date is related to the timing of tax payments within the same fiscal year (but across individual and business tax years), and how much is related to economic conditions. Preliminary General Fund disbursements and transfers to other funds totaled $26.88 billion, $400 million below cash-flow projections derived from the October 2002 Financial Plan. The variances result in a preliminary General Fund closing balance of $1.47 billion at the end of December 2002, which is $772 million below DOB's cash-flow projections.

         Based on operating results through December 31, 2002, the anemic performance of the national economy, faltering retail sales, and continuing weakness in the State's financial services sector, DOB believes the State will experience a budgetary shortfall in the range of $2 billion to $2.5 billion in the current fiscal year.

         SPECIAL REVENUE FUNDS. State special revenue spending is projected to be $14.57 billion, an increase of $3.0 billion or 25.9 percent from 2001-02. The largest area of growth in State special revenue funding is for Medicaid, which is projected to total $2.50 billion in 2002-03, an increase of $1.35 billion. Special Revenue Funds, which include Federal grants and State Special Revenue Funds, comprise 50 percent of the All Governmental Funds Financial Plan. Spending from Special Revenue Funds is projected to total $45.58 billion in 2003-04.

         CAPITAL PROJECTS FUNDS. Spending from Capital Projects Funds in 2002-03 is projected at $5.29 billion, an increase of $977 million or 22.7 percent from last year. The increase will primarily support capital investments to promote economic development ($340 million), transportation ($291 million), and education ($210 million). Capital Projects Funds spending in 2003-04 is projected at $5.64 billion.

         DEBT SERVICE FUNDS. Estimated debt service disbursements from the debt service funds type are projected at $3.10 billion for 2002-03 and $3.37 billion for 2003-04. The $271 million increase is due to a combination of ongoing debt management actions that lower the State's cost of borrowing in 2002-03 to provide recurring savings.

         The historical financial results for the prior three fiscal years are presented below.

         2001-02 FISCAL YEAR. The State ended its 2001-02 fiscal year on March 31, 2002 in balance on a cash basis. There was no General Fund surplus reported by DOB. After year-end adjustments related to the refund reserve account, the closing balance in the General Fund was $1.03 billion, a decrease of $67 million from the 2000-01 fiscal year. Of this balance, $710 million was held in the Tax Stabilization Reserve Fund ("TSRF") (after a deposit of $83 million in fiscal year 2001-02), $157 million in the Contingency Reserve Fund ("CRF"), $159 million in the Community Projects Fund ("CPF"), and $5 million in the Universal Pre-kindergarten Fund. The closing fund balance excludes $1.68 billion on deposit in the refund reserve account at the end of the 2001-02 fiscal year.

         General Fund receipts, including transfers from other funds, totaled $41.14 billion for the 2001-02 fiscal year, an increase of $1.26 billion (3.3 percent) over fiscal year 2000-01 results.

Receipts results for fiscal year 2001-02 reflect refund reserve transactions that had the effect of reducing personal income tax receipts in the 2001-02 fiscal year and increasing them in the 2002-03 fiscal year. When the refund reserve is adjusted for the set-aside of $1.07 billion for economic uncertainties, General Fund receipts and transfers from other funds totaled $42.21 billion. General Fund disbursements, including transfers to other funds, totaled $41.22 billion for the 2001-02 fiscal year, an increase of $1.52 billion (3.8 percent) from the 2000-01 fiscal year.

         2000-01 FISCAL YEAR. The State ended its 2001-01 fiscal year on March 31, 2001 in balance on a cash basis with a General Fund surplus of $2.73 billion as reported by DOB. After year-end adjustments described below, the closing balance in the General Fund was $1.10 billion, a decrease of $69 million from the 1999-2000 fiscal year. Of this balance, $627 million was held in the TSRF (after a deposit of $80 million in fiscal year 2000-01), $150 million in the CRF, $292 million in the CPF, and $29 million in the Universal Pre-kindergarten Fund.

         The closing fund balance excluded $3.52 billion on deposit in the tax refund reserve account at the end of the 2000-01 fiscal year. The State retained $2.65 billion of the $3.52 billion balance for reserves, with $2.4 billion set aside for economic uncertainties and $250 million deposited into the Debt Reduction Reserve Fund in 2001-02. The remaining balance of $865 million was comprised of $293 million in resources to pay for costs incurred in 2000-01 but disbursed in 2001-02, $521 million from the Local Government Assistance Corporation ("LGAC") that was used to pay tax refunds during fiscal year 2001-02 and $51 million in additional funds used to pay refunds related to the Earned Income Tax Credit and the Dependent Care Tax Credit.

         The 2000-01 General Fund closing balance also excluded $1.2 billion that was on deposit in the School Tax Relief ("STAR") Special Revenue Fund at the end of the 2000-01 fiscal year (to meet a portion of the STAR payments in fiscal year 2001-02) and $250 million on deposit in the Debt Reduction Reserve Fund ("DRRF") for debt reduction in fiscal year 2001-02.

         General Fund receipts, including transfers from other funds, totaled $39.88 billion for the 2000-01 fiscal year, an increase of $2.49 million (6.7 percent) over fiscal year 1999-2000 results. General Fund disbursements, including transfers to other funds, totaled $39.70 billion for the 2000-01 fiscal year, an increase of $2.53 billion (6.8 percent) from the 1999-2000 fiscal year.

         1999-00 FISCAL YEAR. The State ended its 1999-2000 fiscal year in balance on a cash basis, with a General Fund cash-basis surplus of $1.51 billion as reported by DOB. As in recent years, strong growth in receipts above forecasted amounts produced most of the year-end surplus. Spending was also modestly below projections, further adding to the surplus.


         The State reported a closing balance of $1.17 billion in the General Fund, an increase of $275 million over the closing balance from the prior year. The balance was held in four accounts within the General Fund: the TSRF, the CRF, the DRRF and the CPF. The balance is comprised of $547 million in the TSRF after a deposit of $74 million in 1999-2000; $107 million in the CRF; $250 million in the DRRF; and $263 million in the CPF.

         The closing fund balance excludes $3.97 billion that the State deposited into the tax refund reserve account at the close of 1999-2000 to pay for tax refunds in 2000-01 of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit as of March 31, 2000. The tax refund reserve account transaction has the effect of decreasing reported personal income tax receipts in 1999-2000, while increasing reported receipts in 2000-01.


         General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1999-2000 fiscal year totaled $37.40 billion, an increase of 1.6 percent over 1998-99. General Fund disbursements and transfers to other funds totaled $37.17 billion, an increase of 1.6 percent from the prior fiscal year.


         DEBT LIMITS AND OUTSTANDING DEBT. There are a number of methods by which the State of New York may incur debt. The State may issue general obligation bonds. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no constitutional limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State. However, the Debt Reform Act of 2000 (the "Debt Reform Act") imposes statutory limitations on new State-supported debt outstanding, which apply to general obligations bonds as well as other State-supported bonds issued on and after April 1, 2000. The State Constitution also provides that general obligation bonds must be paid in equal annual installments or installments that result in substantially level or declining debt service payments, within 40 years after issuance, and beginning not more than one year after issuance of such bonds. General obligation housing bonds must be paid within 50 years after issuance, commencing no more than three years after issuance. However, the Debt Reform Act of 2000 limits the maximum term of State-supported bonds, including general obligation bonds, to thirty years.

         The Debt Reform Act implemented statutory initiatives intended to improve the State's borrowing practices. The Debt Reform Act imposes phased-in caps on new debt outstanding and new debt service costs. The Act also limited the use of debt to capital works and purposes only.

         The cap on new State-supported debt outstanding began at 0.75 percent of personal income in 2000-01 and is gradually increasing until it is fully phased-in at 4 percent of personal income in 2010-11. Similarly, the cap on new State-supported debt service costs began at 0.75 percent of total governmental funds receipts on 2000-01 and is gradually increasing until it is fully phased at 5 percent in 2013-14.

         The Debt Reform Act requires the limitations on the issuance of State-supported debt and debt services costs to be calculated by October 31 of each year and reported in the quarterly Financial Plan Update most proximate to October 31st of each year. If the calculations for new State-supported debt outstanding and debt service costs are less than the State-supported debt outstanding and debt service costs permitted under the Debt Reform Act, new State-supported debt may continue to be issued. However, if either the debt outstanding or the debt service cap is met or exceeded, the State would be precluded from contracting new State-supported debt until the next annual cap calculation is made and State-supported debt is found to be within the appropriate limitations. The DOB expects that the prohibition on issuing new State-supported debt if the caps are met or exceeded will provide an incentive to treat the debt caps as absolute limits that should not be reached, and therefore DOB intends to manage subsequent capital plans and issuance schedules under these limits.

         Pursuant to the provisions of the Debt Reform Act, the first calculation of the Debt Reform Act's limitations was reported in the Financial Plan Update most proximate to October 31, 2001. For the 2001-02 fiscal year, both caps are set at 1.25 percent. On October 30, 2002, the State reported that it was in compliance with both debt caps, with new debt outstanding at 0.67 percent of personal income and new debt service at 0.36 percent of total governmental receipts. The DOB expects that debt outstanding and debt service costs for the 2002-03 fiscal year will also be within the statutory caps.

         The State may undertake short-term borrowings without voter approval
(i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). The State has never been called upon to make any direct payments pursuant to any such guarantees. Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

         State Finance Law requires the State to update its five-year Capital Program and Financing Plan (the "Plan") within 90 days after the enactment of the State Budget. DOB issued an update to the Plan covering the years 2002-03 through 2006-07 on August 16, 2002. Over the five-year Plan, annual debt issuances are expected to average $3.1 billion to support average annual capital projects spending of $5.1 billion, with the remainder financed with State and federal pay-as-you-go resources. Total State-supported debt service costs are projected to increase from $3.65 billion in 2002-03 to $4.75 billion in 2006-07, an average annual increase of 6.8 percent, and total State-supported debt outstanding is expected to increase from $39.0 billion in 2002-03 to $41.9 billion in 2006-07, an average annual increase of 1.8 percent.

         In 2001, legislation was enacted to provide for the issuance by certain State authorities of State Personal Income Tax Revenue Bonds, which are expected to become the primary financing vehicle for a broad range of State-supported debt programs authorized to be secured by service contract or lease-purchase payments. These State Personal Income Tax Revenue Bonds are expected to reduce borrowing costs by improving the marketability and creditworthiness of State-supported obligations and by permitting the consolidation of multiple bonding programs to reduce administrative costs.

         The legislation provides that 25 percent of personal income tax receipts (excluding refunds owed to taxpayers and deposits to the School Tax Relief Fund) be deposited to the Revenue Bond Tax Fund for purposes of making debt service payments on these bonds, with excess amounts returned to the General Fund. In the event that (i) the State Legislature fails to appropriate amounts required to make all debt service payments on the State Personal Income Tax Revenue Bonds or (ii) having been appropriated and set aside pursuant to a certificate of the Director of the Budget, financing agreement payments have not been made when due on the bonds, the legislation requires that personal income tax receipts continue to be deposited to the Revenue Bond Tax Fund until amounts on deposit in the Fund equal the greater of 25 percent of annual personal income tax receipts or $6 billion.

         The State issued its first State Personal Income Tax Revenue Bonds (in an aggregate principal amount of $225 million) on May 9, 2002.


         The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the LGAC to restructure the way the State makes certain local aid payments.




         On January 13, 1992, S&P reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On August 28, 1997, S&P revised its ratings on the State's general obligation bonds from A- to A and revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On March 5, 1999, S&P affirmed its A rating on the State's outstanding bonds. On March 10, 2000, S&P assigned its A+ rating on New York State's long-term general obligations. On December 19, 2000, S&P assigned its AA rating on New York State's long-term general obligations.


         On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness. On March 20, 1998, Moody's assigned the highest commercial paper rating of P-1 to the short-term notes of the State. On March 5, 1999, Moody's affirmed its A2 rating with a stable outlook to the State's general obligations. In June 2000, Moody's revised its outlook on the State's general obligations from stable to positive. On December 6, 2002, Moody's changed its outlook on the State's general obligation bonds from stable to negative but retained its A2 rating.


         New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

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         LITIGATION. The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are deemed to be material, generally in excess of $100 million. These proceedings could adversely affect the financial condition of the State in the 2002-03 fiscal year or thereafter. The State will describe newly initiated proceedings which the State believes to be material, as well as any material and adverse developments in the listed proceedings, in updates or supplements to its Annual Information Statement.

         Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) a challenge to the Governor's application of his constitutional line item veto authority; (4) a challenge to the funding for New York City public schools; (5) the Governor seeking a judgment declaring that the actions of the Senate and the Assembly in voting and passing 46 budget bills violated the State Constitution, because they deleted provisions of appropriations proposed by the Governor, substituted other appropriations, and considered other bills prior to taking action on the appropriation bills submitted by the Governor; and (6) the constitutionality of those portions of Chapter 1 of the Laws of 2002 which relate to the authorization of the conversion of Empire Health Choice, d/b/a/ Empire Blue Cross and Blue Shield from a not-for-profit corporation to a for-profit corporation.

         Adverse developments in the proceedings described above, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2002-03 Financial Plan. The State believes that the proposed 2002-03 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2002-03 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2002-03 Financial Plan resources available for the payment of judgments, and could therefore affect the ability of the State to maintain a balanced 2002-03 Financial Plan.

         Although other litigation is pending against New York State, except as described herein, no current material litigation involves New York State's Constitutional or statutory authority to contract indebtedness, issue its obligations, or pay such indebtedness when due, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.


         On November 23, 1998, the attorneys general for 46 states (including New York) entered into a master settlement agreement ("MSA") with the nation's largest tobacco manufacturers. Under the terms of the MSA, the states agreed to release the manufacturers from all smoking-

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related claims in exchange for specified payments and the imposition of restrictions on tobacco advertising and marketing. New York is projected to receive $25 billion over 25 years under the MSA, with payments apportioned among the State (51 percent), counties (22 percent), and New York City (27 percent). The projected payments are an estimate and subject to adjustments for, among other things, the annual change in the volume of cigarette shipments and the rate of inflation. From 1999-2000 through 2002-03, the State expects to receive $1.54 billion under the nationwide settlement with cigarette manufacturers. Counties, including New York City, will receive settlement payments of $1.47 billion over the same period.

         AUTHORITIES. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related.

         Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

         For purposes of analyzing the financial condition of the State, debt of the State and of certain public authorities may be classified as State-supported debt, which includes general obligation debt of the State and lease-purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated tax sources, and other revenues such as patient charges and dormitory facilities rentals). In addition, a broader classification, referred to as State-related debt, includes State-supported debt, as well as certain types of contingent obligations, including moral obligation financings, certain contingent contractual-obligation financing arrangements, and State-guaranteed debt described above, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances.


         NEW YORK CITY AND OTHER LOCALITIES. The fiscal health of the State may also be affected by the fiscal health of New York City, which continues to receive significant financial assistance from the State. State aid contributes to the city's ability to balance its budget and meet its cash

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requirements. The State may also be affected by the ability of the City, and certain entities issuing debt for the benefit of the city, to market their securities successfully in the public credit markets.

         On September 11, 2001, two hijacked passenger jetliners flew into the world Trade Center, resulting in a substantial loss of life, destruction of the World Trade Center, and damage to other buildings in the vicinity. Trading on the major New York stock exchanges was suspended until September 17, 2001, and business in the financial district was interrupted. Recovery efforts were completed on May 30, 2002.

         Recovery, cleanup, and repair efforts will result in substantial expenditures. The U.S. congress passed emergency legislation that authorized $40 billion for disaster assistance, increased security costs, and the rebuilding of infrastructure systems and other public facilities, and disaster recovery and related activities. Congress and the President have already appropriated over $10 billion of this amount for disaster assistance in New York, Pennsylvania and Virginia. The President has submitted a bill to congress that would bring the total commitment of federal disaster assistance for New York to $21.4 billion. In addition, the State legislature increased the financing capacity of the New York City Transitional Finance authority (TFA) by $2.5 billion to fund recovery costs, and has authorized the TFA to issue debt without limit as to principal amount that is payable solely from State or federal aid received on account of the disaster.

         On March 9, 2002, the President signed nationwide stimulus legislation that includes $5.5 billion toward the $21.4 billion commitment, in the form of temporary tax provisions aimed at creating redevelopment incentives for businesses located in the Liberty Zone, the area surrounding the World Trade Center site. The Liberty Zone provisions expand the work opportunity tax credit, provide a bonus 30 percent depreciation deduction, authorize the issuance of $8 billion in tax-exempt private activity bonds, allow for advance refunding of certain bonds for facilities in New York city, and increase the small business expensing limit.

         The City is seeking to be reimbursed by the federal government for all of its direct costs for response and remediation of the World Trade Center site. These costs are now expected to be substantially below previous estimates. The City also expects to receive federal funds for costs of economic revitalization and other needs, not directly payable through the City budget, relating to the September 11 attack.

         The City has achieved balanced operating results for each of its fiscal years since 1981 as measured by the GAAP standards in force at that time. The City prepares a four-year financial plan annually and updates it periodically, and prepares a comprehensive annual financial report each October describing its most recent fiscal year.


         In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979. In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P.

         On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On February 3, 1998 and again on May 27, 1998, S&P assigned a BBB+ rating to the City's general obligation debt and placed the ratings on CreditWatch with positive implications. On March 9, 1999, S&P assigned its A- rating to Series 1999H of New York City general obligation bonds and affirmed the A- rating on various previously issued New York City bonds. On November 27, 2002, S&P changed its outlook for the City's general obligation debt to "negative" from "stable" but maintained its single-A rating.

         Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On February 25, 1998, Moody's upgraded approximately $28 billion of the City's general obligations from Baa1 to A3. On June 9, 1998, Moody's affirmed its A3 rating to the City's general obligations and stated that its outlook was stable. In August 2000, Moody's upgraded approximately $26 billion of the City's general obligations from A3 to A2.

         On March 8, 1999, Fitch IBCA upgraded New York City's $26 billion outstanding general obligation bonds from A- to A. Subsequent to that time, the City's general obligation bonds have not been downgraded by Fitch IBCA.


         In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York ("NYC MAC") to provide financing assistance to the City; the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York ("OSDC") to assist the Control Board in exercising its powers and responsibilities. A "control period" existed from 1975 to 1986, during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the control period in 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a control period upon the occurrence, or "substantial likelihood and imminence" of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.


         Currently, the City and its Covered Organizations (i.e., those organizations which receive or may receive moneys from the City directly, indirectly or contingently) operate under the City's Financial Plan. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in its Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments (such as the World Trade Center attack) and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

         For the 2000-01 and 2001-02 fiscal years (ending June 30), the City had operating surpluses of $2.9 billion and $682 million, respectively, before discretionary and other transfers, and achieved balanced operating results after discretionary and other transfers, in accordance with GAAP. Prior to its gap-closing program, the City projected a $4.8 billion budget gap for fiscal year 2003, and even larger gaps in subsequent years. The City's June Financial Plan, which incorporates the enacted budget for 2002-03, includes gap-closing actions of $4.8 billion that balance the 2002-03 budget. The gap-closing program includes resources from agency actions and anticipates actions to be taken by the federal and State governments and the municipal unions. The 2002-03 budget also includes $1.5 billion in bond proceeds from the TFA to mitigate a portion of the lost tax revenues related to the September 11 attack on the World Trade Center. The financial plan does not include wage increases for any City employees beyond the current round of collective bargaining.

         On January 28, 2003, the City released a modification to its four-year financial plan, which incorporates changes since the June 2002 financial plan. Compared to the June Plan, the January modification projects significantly lower tax revenues due to the continuing decline in financial services sector profits, and reflect other revised forecasts, such as significantly higher pension costs. The modification also reflects the implementation of an 18.49 percent property tax increase, effective January 1, 2003, as well as agency actions to reduce planned spending and increase revenues that were included in the November modification.

         The January modification assumes the successful implementation of a program to close projected gaps of approximately $486 million in fiscal year 2002-03 and $3.4 billion in fiscal year 2003-04. The modification includes further reductions in planned agency spending, revenue increases, and City proposals that require approval by the State ($1.7 billion) and federal governments ($850 million) and the municipal unions ($600 million). The gap-closing program also assumes a $600 million retroactive payment and an ongoing $92 million payment from the Port Authority of New York and New Jersey for airport leases. The financial plan does not include wage increases for any City employees beyond the current round of collective bargaining and assumes that the Governor's Executive Budget will not reduce the level of State aid assumed in the financial plan.


         New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. Although the City has consistently maintained balanced budgets and is projected to achieve balanced operating results for the current fiscal year, there can be no assurance that the gap-closing actions proposed in its Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.


         The projections set forth in the City's Financial Plan were based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the Health and Hospitals Corporation to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

         To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City's infrastructure and other capital needs and to refinance existing debt, as well as to finance seasonal needs and recovery costs related to the attacks on the World Trade Center. In recent years, the State Constitutional debt limit would have prevented the City from entering into new capital contracts. To prevent disruptions in the capital program, two actions were taken to increase the City's capital financing capacity: (i) the State Legislature created the New York City Transitional Finance Authority in 1997, and (ii) in 1999, the City created TSASC, Inc., a not-for-profit corporation empowered to issue tax-exempt debt backed by tobacco settlement revenues. The City expects that these actions, combined with the City's remaining capacity, will provide sufficient financing capacity to continue its capital program through City fiscal year 2011.


         The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

         Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State's projections of its receipts and disbursements for the fiscal year.

         Municipalities and school districts have engaged in substantial short-term and long-term borrowings. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding.

         From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing the State assistance in the future.

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


NEW JERSEY INVESTMENT RISKS

         The New Jersey Municipal Money Market Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New Jersey Municipal Securities to meet their continuing obligations for the payment of principal and interest. Since the Fund invests primarily in New Jersey Municipal Securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of New Jersey and other factors specifically affecting the ability of issuers of New Jersey Municipal Securities to meet their obligations.

         The State of New Jersey generally has a diversified economic base consisting of, among others, commerce and service industries, selective commercial agriculture, insurance, tourism, petroleum refining and manufacturing, although New Jersey's manufacturing industry has experienced a downward trend in the last few years. New Jersey is a major recipient of federal assistance and, of all the states, is among the highest in the amount of federal aid received. Therefore, a decrease in federal financial assistance may adversely affect the financial condition of New Jersey and its political subdivisions and instrumentalities. While New Jersey's economic base has become more diversified over time and thus its economy appears to be less vulnerable during recessionary periods, a recurrence of high levels of unemployment could adversely affect New Jersey's overall economy and the ability of New Jersey and its political subdivisions and instrumentalities to meet their financial obligations. In addition, New Jersey maintains a balanced budget which restricts total appropriation increases to only 5% annually with respect to any municipality or county. This balanced budget plan may adversely affect a particular municipality's or county's ability to repay its obligations.

         The State of New Jersey and its political subdivisions, agencies and public authorities are authorized to issue two general classes of indebtedness: general obligation bonds and revenue bonds. Both classes of bonds may be included in the Fund's portfolio. The repayment of principal and interest on general obligation bonds is secured by the full faith and credit of the issuer, backed by the issuer's taxing authority, without recourse to any special project or source of revenue. Special obligation or revenue bonds may be repaid only from revenues received in connection with the project for which the bonds are issued, special excise taxes, or other special revenue sources and generally are issued by entities without taxing power. Neither the State of New Jersey nor any of its subdivisions is liable for the repayment of principal or interest on revenue bonds except to the extent stated in the preceding sentences.

         General obligation bonds of the State are repaid from revenues obtained through the State's general taxing authority. An inability to increase taxes may adversely affect the State's ability to authorize or repay debt.

         Public authorities, private non-profit corporations, agencies and similar entities of New Jersey ("Authorities") are established for a variety of beneficial purposes, including economic development, housing and mortgage financing, health care facilities and public transportation. The Authorities are not operating entities of the State of New Jersey, but are separate legal entities that are managed independently. The State of New Jersey oversees the Authorities by appointing the governing boards, designating management, and by significantly influencing operations. The Authorities are not subject to New Jersey constitutional restrictions on the incurrence of debt, applicable to the State of New Jersey itself, and may issue special obligation or private activity bonds in legislatively authorized amounts.

         An absence or reduction of revenue will affect a bond-issuing Authority's ability to repay debt on special obligation bonds and no assurance can be given that sufficient revenues will be obtained to make such payments, although in some instances repayment may be guaranteed or otherwise secured.

         Various Authorities have issued bonds for the construction of health care facilities, transportation facilities, office buildings and related facilities, housing facilities, pollution control facilities, water and sewage facilities and power and electric facilities. Each of these facilities may incur different difficulties in meeting its debt repayment obligations. Hospital facilities, for example, are subject to changes in Medicare and Medicaid reimbursement regulations, attempts by Federal and state legislatures to limit the costs of health care and management's ability to complete construction projects on a timely basis as well as to maintain projected rates of occupancy and utilization. At any given time, there are several proposals pending on a federal and state level concerning health care which may further affect a hospital's debt service obligation.

         Housing facilities may be subject to increases in operating costs, management's ability to maintain occupancy levels, rent restrictions and availability of federal or state subsidies, while power and electric facilities may be subject to increased costs resulting from environmental restrictions, fluctuations in fuel costs, delays in licensing procedures and the general regulatory framework in which these facilities operate. All of these entities are constructed and operated under rigid regulatory guidelines.

         Some entities which financed facilities with proceeds of private activity bonds issued by the New Jersey Economic Development Authority, a major issuer of special obligation bonds, have defaulted on their debt service obligations. Because these special obligation bonds were repayable only from revenue received from the specific projects which they funded, the New Jersey Economic Development Authority was unable to repay the debt service to bondholders for such facilities. Each issue of special obligation bonds, however, depends on its own revenue for repayment, and thus these defaults should not affect the ability of the New Jersey Economic Development Authority to repay obligations on other bonds that it issues in the future.

         Certain litigation is pending against the State that could adversely affect the ability of the State to pay debt service on its obligations. These include the following matters: (i) a coalition of churches and church leaders in Hudson County have filed suit asserting the State-owned Liberty State Park in Jersey City violates environmental standards; (ii) representatives of the trucking industry have filed a constitutional challenge to annual hazardous and solid waste licensure renewal fees; (iii) several litigations are pending that involve challenges to the adequacy of educational funding and other programs in respect of poor and middle income school districts within the State; (iv) a group of insurance companies have filed a constitutional challenge to the State's assessment of monies pursuant to the Fair Automobile Insurance Reform Act of 1990; (v) a class action has been brought in federal court challenging the State's method of determining the monthly needs of a spouse of an institutionalized person under the Medicare Catastrophic Act; (vi) nineteen State hospitals have brought suits challenging the State's Medicaid hospital reimbursement practices since 1995; (vii) a private healthcare system in a liquidating reorganization has disputed certain debts owed to the State Departments of Health and Senior Services and Human Services and asserted counterclaims totaling approximately $40 to $50 million; (viii) claims and cross-claims for contribution and indemnification have been asserted against the State by an owner-operator of a resource recovery facility and the county pollution control financing authority that issued bonds to finance the facility, in a dispute over the county's solid waste procurement process; (ix) an action has been pending since 1997 for retroactive payment of welfare benefits to persons who have been denied an increase in benefits due to the "family cap" provisions of the State Work First New Jersey Act; (x) several actions have been brought by hospitals challenging the $10 per adjusted hospital admission charges that have been imposed by the State since 1995; (xi) a federal class action was commenced in August 1999 alleging that the State Division of Youth and Family Services has failed to protect abused and neglected children in the State and to furnish legally required services to children and their families; (xii) an owner of approximately 80 acres of wetlands in the City of Cape May has challenged as an unlawful taking the State Department of Environmental Protection's refusal to permit development of the property and is seeking in excess of $28 million in damages; and (xiii) a class action has been brought on behalf of pre-April 1, 1991 recipients of accidental disability retirement benefits under the State Police and Firemen Retirement System, asserting that their benefits should be increased and should be exempted from State taxes. In addition to these specific cases, there are various numbers of tort, medical malpractice, contract and other claims pending against the State and its agencies and employees at any given time, on which the State is unable to estimate its exposure.

         Although the New Jersey Municipal Money Market Fund generally intends to invest its assets in New Jersey Municipal Securities rated within the two highest rating categories assigned by S&P or Moody's, there can be no assurance that such ratings will remain in effect until such obligations mature or are redeemed or will not be revised downward or withdrawn. Such revisions or withdrawals may have an adverse affect on the market price of such securities.

         Although there can be no assurance that such conditions will continue, the State's general obligation bonds are currently rated "AA" by S&P and "Aa2" by Moody's.

FLORIDA INVESTMENT RISKS

         The financial condition of the State of Florida may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities but also by entities that are not under the control of the State. Adverse developments affecting the State's financing activities, its agencies, or its political subdivisions could adversely affect the State's financial condition.

         Florida law requires that the financial operations of the State be maintained through the General Revenue Fund, trust funds, the Working Capital Fund and the Budget Stabilization Fund. The majority of tax revenues are deposited in the General Revenue Fund. Revenues in the General

Revenue Fund which exceed the amount needed for appropriations may be transferred to the Working Capital Fund. State monies are disbursed pursuant to appropriations acts.

         The State Constitution mandates the creation and maintenance of a Budget Stabilization Fund, in an amount not less than 5% nor more than 10% of the last complete fiscal year's net revenue collections for the General Revenue Fund. Funds in the Budget Stabilization Fund may only be transferred to the General Revenue Fund to offset a deficit or to provide emergency funding. The Florida Constitution prohibits money in this fund from being committed or obligated for any other purpose.

         An amendment to the Florida Constitution adopted in 1994 requires that state revenues collected are limited to state revenues allowed under the Constitution for the prior fiscal year plus an adjustment for growth. "Growth" is an amount equal to the average annual rate of growth in Florida personal income over the most recent twenty quarters times the state revenues allowed under the Constitution for the prior fiscal year. State revenues collected for any fiscal year in excess of this limit are transferred to the Budget Stabilization Fund until the fund reaches the maximum balance specified in the Constitution, at which time the excess revenues must be refunded to the taxpayers. State revenues allowed for any fiscal year may be increased by a two-thirds vote of the legislature. For purposes of this limitation, state revenues do not include certain categories of revenues including those pledged to state bonds and other payments related to debt.

         The Constitution requires the State to have a balanced budget and to raise revenues to defray its operating expenses. The State may not borrow for the purpose of maintaining ordinary operating expenses, but may generally borrow for capital improvements. State law provides for estimating conferences which are generally held twice each year to estimate revenue collections for the next fiscal year.

         The State's revenues increased from $39,670,035,000 for the fiscal year ended June 30, 2000 to $42,432,306,000 for the 2000-01 fiscal year. The State's operating expenditures increased from $37,675,401,000 during the 1999-00 fiscal year to $40,905,334,000 during the 2000-01 fiscal year. Revenue growth in the 2000-01 fiscal year has been driven by the State's sales and use tax collections which account for 64% of total tax revenue in the 2000-01 fiscal year.

         Revised general revenues estimates for the 2001-02 fiscal year were released from Revenue Estimating Conferences held on September 13, 2001 to reflect the general slowing of the national economy and again on October 15, 2001 to include the impact of the September 11th terrorist attacks. The total reduction in general revenue estimates at that time totaled $1,317.5 million less than the original estimate used to develop the 2001-02 fiscal year's appropriations, a 6.6% reduction. As of October 15, 2001, total revenues available for general fund appropriations in the current fiscal year were estimated at $19,361.7 million, approximately the amount of general revenue expended on appropriations in the 2000-01 fiscal year ($19,245.2 million). With regard to the combined General Revenue/Working Capital Fund fiscal position for the 2001-02 fiscal year, the estimate, as of October 15, 2001,when combined with other funds available, left a year-end projected budget shortfall of $928.5 million.

         At a special session of the Florida legislature concluded on December 6, 2001, the legislature passed an appropriations bill which addressed the expected budget shortfall and revised the State's budget for the 2001-02 fiscal year. The revised budget uses a combination of spending reductions, deferral of intangibles tax relief and transfers of monies in trust funds and the working capital fund to balance the State's budget. The revised budget leaves the State with a Working Capital Fund balance estimated to be approximately $300 million as of June 30, 2002 and uses none of the $940 million of reserves maintained in the Budget Stabilization Fund.

         The Revenue Estimating Conference convened on March 8, 2002, to reevaluate the general revenue estimates for the 2001-02 and 2002-03 fiscal years. The revised general revenue estimates for the2001-02 fiscal year increased $428.9 million from $18,799.3 million to $19,228.2 million, or 2.28%. The increased general revenue estimate is attributable to higher than expected sales taxes and documentary stamp taxes and reflects a strengthening economy.

         The revised revenue estimates from the March conference were used by the legislature to formulate the budget for the 2002-03 fiscal year. The estimated general revenue increased $215 million, or 1.09%, to $19,867 million, $638.8 million greater than estimated general revenue collections for the 2001-02 fiscal year, bringing the new total funds available for the 2002-03 fiscal year to $20,746.3 million.

         The Revenue Estimating Conference convened on November 15, 2002 to reevaluate the revenue estimates. The conference changed the 2001-02 fiscal year estimate slightly forecasting total General Revenue collections of $19,637.4 million. The new forecast calls for a less robust recovery than previously thought. As a result, sales tax collections were revised downward. Lower interest rates generated a high level of mortgage refinancing, providing a boost to documentary stamp collections. The corporate income tax estimate was revised upward. These increases were sufficient to offset the lower sales tax collection forecast.

         For the 2003-04 fiscal year the conference reduced the estimate by $232.3 million, to $20,439.4 million, largely due to a reduction in sales tax collections. Higher projections for the corporate income tax, documentary stamp tax, and the intangibles tax were not sufficient to overcome the downward adjustment to the sales tax forecast.

         The new revenue estimate results in a projected year-end surplus for the 2002-03 fiscal year of $159.6 million, or 0.8% of appropriations. This does not include a balance of $958.9 million in the Budget Stabilization Fund. For the 2003-04 fiscal year, the new revenue estimate provides an increase in revenues of $802.0 million or 4.1% higher than the current year.

         General revenue appropriations for the 2002-03 fiscal year as passed by the Florida legislature totaled approximately $20.7 billion, to be funded from general revenue collections and $297.3 million in trust funds transfers. The Governor of Florida vetoed a total of $54.2 million in general revenue appropriations and $100 million in transfers to the General Revenue Fund. The projected Working Capital Fund balance at the end of the 2002-03 fiscal year reflecting the vetoes is estimated at $33.3 million but will increase to $181.7 million after adding the $148.4 million by which the prior fiscal year general revenue collections exceeded the March

2002 estimate. A transfer of $18 million is expected to be made during the 2002-03 fiscal year which will increase the Budget Stabilization Fund balance to $958 million.

         There are a number of methods by which the State of Florida may incur debt. The State may issue bonds backed by the State's full faith and credit to finance or refinance certain capital projects authorized by its voters. The total outstanding principal of State bonds pledging the full faith and credit of the State may not exceed 50% of the total tax revenues of the State for the two preceding fiscal years, excluding any tax revenues held in trust. The State also may issue certain bonds backed by the State's full faith and credit to finance or refinance pollution control, solid waste disposal and water facilities for local governments, rights-of-way acquisition and bridge construction, county roads, school districts and capital public education projects without voter authorization. Although these bonds are not subject to the above-referenced debt limitation, each program has debt service coverage tests, which must be met prior to issuance. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State's authorities, agencies and instrumentalities. Payments of debt service on State bonds backed by the State's full faith and credit and State-guaranteed bonds and notes are legally enforceable obligations of the State. Revenue bonds to finance or refinance certain capital projects also may be issued by the State of Florida without voter authorization. However, revenue bonds are payable solely from funds derived directly from sources other than state tax revenues.

         Other entities issue bonds and incur long term obligations secured by State revenues and include, among others, the Tobacco Settlement Financing Corporation with the power to issue up to $3 billion in revenue bonds to purchase the State's interest in the tobacco litigation settlement agreement and the Florida Water Pollution Control Financing Corporation with the power to issue bonds up to $100 million in the 2002-03 fiscal year to finance projects through the State's Department of Environmental Protection.

         As of June 30, 2001 full faith and credit bonds totaled $9.43 billion and revenue bonds totaled $8.87 billion for a total debt of $18.3 billion. Full faith and credit debt per capita was $574.97. In the 2000-01 fiscal year, debt service as a percent of Governmental Fund expenditures was 1.8%. In recent years debt issuance for the State has been increasing.

         Debt increased $955 million in the 2001-02 fiscal year from $18.3 billion to approximately $19.2 billion. As of June 30, 2002, net tax supported debt made up $15.4 billion for programs supported by State tax revenues and self supporting debt made up $3.8 billion representing debt secured by revenues generated from operating the facilities financed with bonds The State also had indirect debt totaling $6.6 billion as of June 30, 2001.

         The State made a substantial investment in infrastructure over the past ten years, addressing the requirements of a growing population for education, transportation and preserving environmental lands. Total State debt more than doubled over the last ten years increasing from approximately $8.3 billion as of June 30, 1992 to approximately $19.2 billion as of June 30, 2002. The expected future debt issuance over the next ten years totals $11.0 billion. The expected debt issuance does not include any new financing programs to fund constitutional mandates such as class size reduction or high speed rail. The State faces significant challenges for funding these potentially expensive constitutional initiatives.

         Major sources of tax revenues to the General Revenue Fund are the sales and use tax, motor fuels tax, corporate income tax, intangible personal property tax, beverage tax, and estate tax. The Florida Constitution prohibits the levying of a personal income tax in excess of the amount which may be allowed to be credited towards any similar tax levied by the United States. Currently there is no Florida personal income tax.

         The largest source of tax revenue in Florida is the sales and use tax. It is a uniform 6% sales tax on most goods and certain services with an option for counties to impose up to an additional 1% sales tax on such goods and services. In addition, counties may assess various discretionary sales surtaxes within the county.

         Certain other taxes the State of Florida imposes include: (i) an alcoholic beverage tax on beer, wine, and liquor, (ii) a documentary stamp tax, and (iii) an estate or inheritance tax which is limited by the State's Constitution to an amount not in excess of the amount allowed to be credited upon or deducted from federal estate taxes or the estate taxes of another state.

         The Constitution reserves the right to charge an ad valorem tax on real estate and tangible personal property to Florida's local governments. All other forms of taxation are preempted to the State of Florida except as may be provided by general law. Motor vehicles, boats, airplanes, trailers, trailer coaches and mobile homes, as defined by law, may be subject to a license tax for their operation, but may not be subject to an ad valorem tax.

         Under the Constitution, ad valorem taxes may not be levied in excess of the following millage upon the assessed value of real estate and tangible personal property (1 mill = 0.10%): for all county purposes, ten mills; for all municipal purposes, ten mills; for all school purposes, ten mills; for water management purposes for the northwest portion of the State, .05 mills; for water management purposes for the remaining portion of the State, one mill; and for all other special districts a millage authorized by law and approved by referendum. When authorized by referendum, the above millage caps may be exceeded for up to two years. Counties, school districts, municipalities, special districts and local governmental bodies with taxing powers may issue bonds to finance or refinance capital projects payable from ad valorem taxes in excess of the above millage cap when approved by referendum. It should be noted that several municipalities and counties have charters that further limit either ad valorem taxes or the millage that may be assessed.

         The Florida Constitution limits the assessed value of homestead real property for ad valorem tax purposes to the lower of (A) three percent (3%) of the assessed value for the prior year; or (B) the percentage change in the Consumer Price Index for the preceding calendar year. In addition, no such assessed value shall exceed "just value" and such just value shall be reassessed (notwithstanding the 3% cap) as of January 1 of the year following a change of ownership of the assessed real property.

         The Florida legislature has passed a number of mandates which limit or place requirements on local governments without providing the local governments with compensating changes in their fiscal resources. The Florida legislature enacted a comprehensive growth management act which forces local governments to establish and implement comprehensive planning programs to guide and control future development. This legislation prohibits public or private development that does not conform to the locality's comprehensive plan. Local governments may face greater requirements for services and capital expenditures than they had previously experienced if their locality experiences increased growth or development. The burden for funding these potential services and capital expenditures which has been left to the local governments may be quite large.

         The population in Florida has continued to increase since 1980. As of April 1, 2002 Florida ranked fourth nationally with an estimated population of
16.62 million. Corresponding increases in State revenues may be necessary to meet increased burdens on the various public and social services provided by the State. Much of this growth is being funded by bonded revenues secured by the expanding real property tax base. As of 2000, real property values exceed $1 trillion.

         Florida's unemployment rate was 5.3% in December 2002 slightly lower than the year earlier rate of 6.0%. The unemployment rate for the nation during the same time was 6.0%. Florida's unemployment rate has been below the national unemployment rate since March 2002. Of the major industries, services, government, construction, and finance, insurance, and real estate created jobs over the year. Among the nation's most populated states, only Florida and California recorded positive job growth from November 2001 through November 2002, with Florida leading in both job growth rate and number of jobs created. Services, Florida's largest industry, continued to create the most new jobs over the year at 1.4%, with health services adding the most employment at 2.7%. Amusement and recreation services continued to rebound. Gains in services were partially offset by declines in personal services sectors.

         Historically, Florida's total personal income has grown at rates similar to those of the nation and other southeastern states. From 1990 to 1999, Florida's total nominal personal income grew by 62% and per capita income expanded approximately 41%. For the nation, total and per capita personal income increased by 59% and 46%, respectively.

         Because the State has an older and proportionately greater retirement age population, property income (dividends, interest and rent) and transfer payments (social security and pension benefits, among other sources of income) are major sources of income.

         Tourism is one of Florida's most important industries. According to Visit Florida, the direct support organization for the Florida Commission on Tourism, approximately 62.3 million people visited the State in 2001 down slightly from the revised 2000 figure of 64.7 million. According to the Florida Statistical Abstract, (University of Florida, Bureau of Economic and Business Research, 2002) during the 2001-02 fiscal year, the State licensed 4,737 hotels and motels with 392,273 total units. During the same period, 39,431 food service establishments were licensed, with seating capacity of 3,349,806. Visitors to the State's public parks and recreation areas totaled 17,734,774 for the 2001-02 fiscal year, a 2.3% decrease from the prior year.

         Florida's location lends itself to international trade and travel. The State's international merchandise trade (imports and exports) reached $70.96 billion in 2001. The State's exports declined by 3.8% and imports by 3.9% in 2001, while the nation's exports declined by 6.3% and imports by 6.2% during the same period. The State's top five exports for 2001 were machinery, electrical machinery, optical and medical instruments, motor vehicles and knit apparel, and the top five imports were motor vehicles, apparel, aircraft and spacecraft, electrical machinery and mineral fuel and oil. The State's top trading partners in 2001 were Brazil, the Dominican Republic, Japan, Honduras and Venezuela.

         Transportation of goods and passengers is facilitated by Florida's integrated transportation system. The State has 116,442 miles of roads, 13 freight railroads with 2,887 miles of track, and AMTRAK passenger train service. There are 23 fixed route transit systems and 828 aviation facilities, of which 131 are available for public use, 20 provide scheduled commercial service, and 13 provide international service. Florida also has 14 deep-water ports, 9 major shallow water ports, and 4 significant river ports, many of which are interconnected by the State's inland waterway system.

         The payment on most Florida Municipal Securities held by the Florida Municipal Money Market Fund will depend upon the issuer's ability to meet its obligations. If the State or any of its political subdivisions were to suffer serious financial difficulties jeopardizing their ability to pay their obligations, the marketability of obligations issued by the State or localities within the State, and the value of the Florida Municipal Money Market Fund's portfolio, could be adversely affected.


PORTFOLIO SECURITIES GENERALLY

         Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or Fleet, pursuant to guidelines established by the Board, will promptly consider such an event in determining whether the Fund involved should continue to hold the obligation. The Board of Trustees or Fleet may determine that it is appropriate for the Fund to continue to hold the obligation if retention is in accordance with the interests of the Fund and applicable regulations of the Securities and Exchange Commission ("SEC").

                             INVESTMENT LIMITATIONS

         In addition to each Fund's investment objective as stated in its Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares. A "vote of the holders of a majority of the outstanding shares" of a particular Fund means the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund, or (b) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy.

         No Fund may:

         1. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act.


         2. Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than (a) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, (b) with respect to the Money Market Fund, securities issued by domestic banks, foreign branches of domestic banks and U.S. branches of foreign banks; and (c) with respect to the Tax-Exempt Money Market Fund, Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund, New York Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Florida Municipal Money Market Fund, securities issued by any state, territory or possession of the U.S. Government, the District of Columbia, or any of their authorities, agencies, instrumentalities or political subdivisions).


         3.    Make loans except to the extent permitted by the 1940 Act.


         4. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of its portfolio securities.


         5. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

         6. Purchase or sell commodities or commodity contracts except that the Fund may, to the extent consistent with its investment objective and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.

Additionally, each of the Money Market, Government Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds may not:

         7. Make any investment inconsistent with the Fund's classification as a diversified series of an open-end investment company under the 1940 Act, provided, however, that each Fund may invest without regard to this limitation to the extent permitted by Rule 2a-7 under the 1940 Act or any successor rule.


The New Jersey Municipal Money Market Fund:

         8. Invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in obligations the interest income from which is exempt from both federal regular income tax and the New Jersey personal income tax.

The Florida Municipal Money Market Fund:

         9. Invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in obligations the interest income from which is exempt from federal regular income tax and that are exempt from the Florida intangible personal property tax.


         The following investment limitations with respect to the Money Market, Government Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds may be changed by Galaxy's Board of Trustees without shareholder approval:


         10. A Fund may not invest more than 10% of its net assets in illiquid securities.

         11. Each Fund may purchase foreign securities to the extent consistent with its investment objective and policies.

         12. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for short-term credits as are necessary for the clearance of transactions.

         13. A Fund may not write or sell put options, call options, straddles, spreads or any combination thereof.

         14. A Fund may not purchase securities of companies for the purpose of exercising control.

         15. A Fund may not purchase the securities of other investment companies except as permitted by the 1940 Act.

         The following investment limitations with respect to the Connecticut Municipal Money Market, Massachusetts Municipal Money Market, New York Municipal Money Market, New Jersey Municipal Money Market and Florida Municipal Money Market Funds may be changed by Galaxy's Board of Trustees without shareholder approval:

         16. No Fund may with respect to at least 50% of its total assets invest more than 5% of its total assets in the securities of a single issuer, and no Fund may invest more than 25% of its total assets in the securities of a single issuer at the close of each quarter of each fiscal year. Under this limitation, each governmental subdivision, including states, territories and possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial development bonds backed only by the assets and revenues of a non-governmental user are considered to be issued solely by that user. If, in the case of an industrial development bond or government-issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, as well as the other issuer, subject to limited exclusions allowed by the 1940 Act.

         17. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for short-term credits as are necessary for the clearance of transactions.

         18. A Fund may not purchase securities of other investment companies except as permitted by the 1940 Act.

         19. Except for the New Jersey Municipal Money Market Fund and Florida Municipal Money Market Fund, no Fund may purchase or retain the securities of any issuer if the officers and Trustees of Galaxy or Fleet, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

         20. No Fund may purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases.

         21. No Fund may purchase or sell puts, calls, straddles, spreads, or any combination thereof, except that each such Fund may purchase Municipal Securities accompanied by agreements of sellers to repurchase them at the Fund's option.

         22. No Fund may invest more than 10% of its net assets in illiquid securities.

         24. No Fund may purchase securities of companies for the purpose of exercising control.


         With respect to Investment Limitation No. 1 above, the 1940 Act permits a Fund to borrow from any bank, provided that immediately after any such borrowing, there is an asset coverage of at least 300% for all borrowings of the Fund. In addition, a Fund may engage in certain securities trading practices, such as reverse repurchase agreements, that are deemed to be borrowings under the 1940 Act, provided that the Fund maintains in a segregated custodial account liquid assets equal to the repurchase price (including accrued interest).

         With respect to Investment Limitation No. 3 above, the 1940 Act permits a Fund to lend its portfolio securities against collateral having a value equal at all times to at least 100% of the value of the securities loaned. However, no portfolio securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the Fund would exceed 33-1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. In addition, a Fund may engage in certain securities trading practices, such as repurchase agreements, that are deemed to be loans under the 1940 Act.


         With respect to Investment Limitation No. 7 above, the 1940 Act prohibits a diversified Fund from purchasing the securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer (the "5% limitation") or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that (a) up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and (b) the Fund may invest in U.S. Government obligations without regard to these limitations. In addition, the Funds intend to comply with the diversification requirements for money market funds imposed by Rule 2a-7 under the 1940 Act, as further described below.


         With respect to Investment Limitation Nos. 15 and 18 above, the 1940 Act prohibits a Fund, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition,
(a) the Fund owns more than 3% of the total outstanding voting stock of the investment company; (b) securities issued by any one investment company represent more than 5% of the total assets of the Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.


         Each Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Board of Trustees. To the extent restricted securities are deemed illiquid, each Fund will limit its purchase of such securities, together with other securities considered to be illiquid, to 10% of its net assets.


         Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.


         Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectuses and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, each Fund will comply with the various requirements of Rule 2a-7 under the 1940 Act which regulates money market funds. In accordance with Rule 2a-7, the Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund and Tax-Exempt Money Market Fund are subject to the 5% limitation described above in connection with Investment Limitation No. 7 as to all of their assets; however in accordance with such Rule, these Funds will be able to invest more than 5% (but no more than 25%) of its total assets in the securities of a single issuer for a period of up to three business days after the purchase thereof, provided that a Fund may not hold more than one such investment at any one time. Adherence by a Fund to the diversification requirements of Rule 2a-7 is deemed to constitute adherence to the diversification requirements of Investment Limitation No. 7 above. Each Fund will determine the effective maturity of its respective investments, as well as its ability to consider a security as having received the requisite short-term ratings by Rating Agencies, according to Rule 2a-7. A Fund may change these operating policies to reflect changes in the laws and regulations without the approval of its shareholders.

         Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Investment by the Money Market Fund or any Tax-Exempt Money Market Fund in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of each Fund's 10% limitation on purchases of illiquid securities described above, Rule 144A securities will not be considered to be illiquid if Fleet has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.

                                 NET ASSET VALUE

         Galaxy uses the amortized cost method of valuation to value shares of the Funds. In order to use the amortized cost method, the Funds comply with the various quality and maturity restrictions specified in Rule 2a-7 promulgated under the 1940 Act. Pursuant to this method, a security is valued at its initial acquisition cost, as adjusted for amortization of premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the security. Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations or by fair value as determined by or under the direction of Galaxy's Board of Trustees. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the security. The value of securities in each of these Funds can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security is held to maturity, no gain or loss will be realized.

         The Funds invest only in instruments that meet the applicable quality requirements of Rule 2a-7 and maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per share, provided that none of the Funds will purchase any security deemed to have a remaining maturity (as defined in the 1940 Act) of more than 397 days nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. Galaxy's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and each Fund's investment objective, to stabilize the net asset value per share of each Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share of each Fund, calculated by using available market quotations, deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it has agreed to take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of a Fund's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


         Shares in each Fund are sold on a continuous basis by Galaxy's distributor, Liberty Funds Distributor, Inc. ("LFDI"), an affiliate of Fleet. LFDI is a registered broker/dealer with its principal offices at One Financial Center, Boston, Massachusetts 02111. LFDI has agreed to use appropriate efforts to solicit all purchase orders. Prior to July 22, 2002, PFPC Distributors, Inc. served as the distributor for the Funds (other than the New York Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Florida Municipal Money Market Fund, which were not yet in operation).

                  PURCHASES OF RETAIL A SHARES AND PRIME SHARES

         Investments in Retail A Shares of the Money Market, Government Money Market, U.S. Treasury Money Market, Tax-Exempt Money Market, Connecticut Municipal Money Market, Massachusetts Municipal Money Market, New York Municipal Money Market, New Jersey Municipal Money Market and Florida Municipal Money Market Funds ("Retail A Shares") and Prime Shares of the Connecticut Municipal Money Market, Massachusetts Municipal Money Market, New York Municipal Money Market, New Jersey Municipal Money Market and Florida Municipal Money Market Funds ("Prime Shares") are not subject to any sales charge.

         LFDI has established procedures to enable different types of investors to purchase Retail A Shares and Prime Shares of the Funds. Retail A Shares may be purchased by FIS Securities, Inc., Fleet Securities, Inc., FleetBoston Financial Corporation, its affiliates, their correspondent banks and other qualified banks, saving and loan associations and broker/dealers on behalf of their customers. Retail A Shares may also be purchased by individuals, corporations or other entities, who submit a purchase application to Galaxy, purchasing directly for their own accounts or for the accounts of others. Purchases of Retail A Shares may take place only on days on which the New York Stock Exchange (the "Exchange"), the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Associations) are open ("Business Days"). If an institution accepts a purchase order from a customer on a non-Business Day, the order will not be executed until it is received and accepted by LFDI on a Business Day in accordance with LFDI's procedures.


         Galaxy has authorized certain brokers to accept purchase, exchange and redemption orders on behalf of Galaxy with respect to Retail A Shares of the Funds. Such brokers are authorized to designate other intermediaries to accept purchase, exchange and redemption orders on behalf of Galaxy. Galaxy will be deemed to have received a purchase, exchange or redemption order when such an authorized broker or designated intermediary accepts the order. Orders for the purchase, exchange or redemption of Retail A Shares of the Funds accepted by any such authorized broker or designated intermediary will be effected at the Funds' respective net asset values per share next determined after acceptance of such order.


         Retail A Shares purchased by institutions on behalf of their customers will normally be held of record by the institution and beneficial ownership of Retail A Shares will be recorded by the institution and reflected in the account statements provided to its customers. Galaxy's transfer agent may establish an account of record for each customer of an institution reflecting beneficial ownership of Retail A Shares. Depending on the terms of the arrangement between a particular institution and Galaxy's transfer agent, confirmations of Retail A Share purchases and redemptions and pertinent account statements will either be sent by Galaxy's transfer agent directly to a customer with a copy to the institution, or will be furnished directly to the customer by the institution. Other procedures for the purchase of Retail A Shares established by institutions in connection with the requirements of their customer accounts may apply. Customers wishing to purchase Retail A Shares through their institution should contact such entity directly for appropriate purchase instructions.

         Purchase orders for Prime Shares are placed by investors through selected broker/dealers. The broker/dealer is responsible for transmitting its customers' purchase orders to LFDI and for wiring required funds in payment to Galaxy's custodian on a timely basis. LFDI is responsible for transmitting such orders to Galaxy's transfer agent for execution. Prime Shares purchased by a broker/dealer on behalf of its customers will normally be held of record by the broker/dealer and reflected in the account statements provided to its customers. Depending on the terms of the arrangement between a particular broker/dealer and Galaxy's transfer agent, confirmations of Prime Share purchases and redemptions and pertinent account statements will either be sent by Galaxy's transfer agent directly to a shareholder with a copy to the broker/dealer, or will be furnished directly to the shareholder by the broker/dealer. Other procedures for the purchase of Prime Shares established by broker/dealers may apply. Purchases of Prime Shares will be effected only on Business Days.

                            PURCHASES OF TRUST SHARES


         Trust Shares of the Money Market, Government Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds are sold to investors maintaining qualified accounts at bank and trust institutions, including subsidiaries of FleetBoston Financial Corporation and, with respect to each Fund other than the Tax-Exempt Money Market Fund, to participants in employer-sponsored defined contribution plans (such institutions and plans are referred to herein collectively as "Institutions"). Trust Shares sold to such investors ("Customers") will be held of record by Institutions. Purchases of Trust Shares will be effected only on days on which the Exchange, Federal Reserve Bank of New York, the principal bond markets (as recommended by the Bond Market Association) and the purchasing Institution are open ("Trust Business Days"). If an Institution accepts a purchase order from its Customer on a non-Trust Business Day, the order will not be executed until it is received and accepted by PFPC Distributors on a Trust Business Day in accordance with the foregoing procedures.

OTHER PURCHASE INFORMATION

         On a Business Day or a Trust Business Day when the Exchange closes early due to a partial holiday or otherwise, Galaxy will advance the time at which purchase orders must be received in order to be processed on that Business Day or Trust Business Day.

REDEMPTIONS


         Redemption orders are effected at the net asset value per share next determined after receipt of the order by LFDI. On a Business Day or Trust Business Day when the Exchange closes early due to a partial holiday or otherwise, Galaxy will advance the time at which redemption orders must be received in order to be processed on that Business Day or Trust Business Day. Galaxy may require any information reasonably necessary to ensure that a redemption has been duly authorized. Galaxy reserves the right to transmit redemption proceeds within seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect a Fund.


         If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, Galaxy may make payment wholly or partly in securities or other property. Such redemptions will only be made in "readily marketable" securities. In such an event, a shareholder would incur transaction costs in selling the securities or other property. However, Galaxy has filed an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Fund at the beginning of such period. Such commitment cannot be revoked without the prior approval of the SEC.

         Galaxy may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading in the markets the Funds normally utilize is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of a Fund's investments or determination of its net asset value not reasonably practicable; (b) the Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC by order has permitted such suspension.

                                INVESTOR PROGRAMS


         The following information supplements the description in the applicable Prospectuses as to various Investor Programs available to holders of Retail A Shares.

EXCHANGE PRIVILEGE - RETAIL A SHARES

         The minimum initial investment to establish a new account in another eligible fund by exchange is $2,500, unless, with respect to Retail A Shares,
(i) the Retail A Shares being redeemed were purchased through a registered representative who is a Fleet Bank employee, in which event there is no minimum investment requirement, or (ii) at the time of the exchange the investor elects, with respect to the Fund into which the exchange is being made, to participate in the Automatic Investment Program described below, in which event there is no minimum initial investment requirement, or in the College Investment Program described below, in which event the minimum initial investment is generally $100.

         An exchange involves a redemption of all or a portion of Retail A Shares and the investment of the redemption proceeds in Retail A Shares of another Money Market Fund offered by Galaxy. The redemption will be made at the per share net asset value next determined after the exchange request is received. The shares of a Fund to be acquired will be purchased at the net asset value per share next determined after acceptance of the exchange request.

         Investors may find the exchange privilege useful if their investment objectives or market outlook should change after they invest in any of the Funds. For further information regarding Galaxy's exchange privilege, investors should call Galaxy's transfer agent at 1-866-840-5469. Customers of institutions should call their institution for such information. Investors exercising the exchange privilege into other Funds should request and review the prospectuses for these Funds prior to making an exchange. Telephone 1-866-840-5469 for a prospectus or to make an exchange.


         In order to prevent abuse of this privilege to the disadvantage of other shareholders, Galaxy reserves the right to terminate the exchange privilege of any shareholder who requests more than three exchanges a year. Galaxy will determine whether to do so based on a consideration of both the number of exchanges that any particular shareholder or group of shareholders has requested and the time period over which their exchange requests have been made, together with the level of expense to Galaxy which will result from effecting additional exchange requests. The exchange privilege may be modified or terminated at any time. At least 60 days' notice of any material modification or termination will be given to shareholders except where notice is not required under the regulations of the SEC.

         For federal income tax purposes, an exchange of shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Before making an exchange request, an investor should consult a tax or other financial adviser to determine the tax consequences.


AUTOMATIC INVESTMENT PROGRAM AND SYSTEMATIC WITHDRAWAL PLAN - RETAIL A SHARES

         The Automatic Investment Program permits an investor to purchase Retail A Shares of a Fund each month or each quarter. Provided an investor's financial institution allows automatic withdrawals, Retail A Shares are purchased by transferring funds from the investor's checking, bank money market, NOW or savings account designated by the investor. The account designated will be debited in the specified amount and Retail A Shares will be purchased on a monthly or quarterly basis, on any Business Day designated by the investor. If the designated day falls on a weekend or holiday, the purchase will be made on the Business Day closest to the designated day. Only an account maintained at a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

         The Systematic Withdrawal Plan permits an investor to automatically redeem Retail A Shares on a monthly, quarterly, semi-annual, or annual basis on any Business Day designated by an investor, if the account has a starting value of at least $10,000. If the designated day falls on a weekend or holiday, the redemption will be made on the Business Day closest to the designated day. Proceeds of the redemption will be sent to the shareholder's address of record or financial institution within three Business Days of the redemption. If redemptions exceed purchases and dividends, the number of shares in the account will be reduced. Investors may terminate the Systematic Withdrawal Plan at any time upon written notice to PFPC, Galaxy's transfer agent (but not less than five days before a payment date). There is no charge for this service.

PAYROLL DEDUCTION PROGRAM - RETAIL A SHARES

         To be eligible for the Payroll Deduction Program, the payroll department of an investor's employer must have the capability to forward transactions directly through the ACH, or indirectly through a third party payroll processing company that has access to the ACH. An investor must complete and submit a Galaxy Payroll Deduction Application to his or her employer's payroll department, which will arrange for the specified amount to be debited from the investor's paycheck each pay period. Retail A Shares of Galaxy will be purchased within three days after the debit occurred. If the designated day falls on a weekend or non-Business Day, the purchase will be made on the Business Day closest to the designated day. An investor should allow between two to four weeks for the Payroll Deduction Program to be established after submitting an application to the employer's payroll department.

COVERDELL EDUCATION SAVINGS ACCOUNT - RETAIL A SHARES

         Galaxy reserves the right to redeem Coverdell Education Savings Accounts involuntarily, upon 60 days' written notice, if the account's net asset value falls below the applicable minimum initial investment as a result of redemptions. Detailed information concerning Coverdell Education Savings Accounts and applications may be obtained from Galaxy's transfer agent (call 1-866-840-5469).

CHECKWRITING - RETAIL A SHARES

         Checkwriting is available for investors in Retail A Shares. A charge for use of the checkwriting privilege may be imposed by Galaxy. There is no limit to the number of checks an investor may write per month in an amount per check of $250 or more. To obtain checks, an investor must complete the signature card that accompanies the account application. To establish this checkwriting service after opening an account in a Fund, investors must contact Galaxy's transfer agent by telephone (1-866-840-5469) or mail to obtain a signature card. A signature guarantee may be required. An investor will receive the daily dividends declared on the Retail A Shares to be redeemed up to the day that a check is presented to Galaxy's custodian for payment. Upon 30 days' written notice to investors, the checkwriting privilege may be modified or terminated. An account in a Fund may not be closed by writing a check.

DIRECT DEPOSIT PROGRAM - RETAIL A SHARES


         Death or legal incapacity will terminate an investor's participation in the Direct Deposit Program. An investor may elect at any time to terminate his or her participation by notifying in writing the Social Security Administration. Further, Galaxy may terminate an investor's participation upon 30 days' notice to the investor.

                                      TAXES


         Each of the Money Market, Government Money Market, U.S. Treasury Money Market, Tax-Exempt Money Market, Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds qualified during its last taxable year and intends to continue to qualify, and each of the New York Municipal Money Market, New Jersey Municipal Money Market and Florida Municipal Money Market Funds intends to qualify when it commences operations, as a regulated investment company under Subchapter M of the Code, and to distribute out its income to shareholders each year, so that each Fund itself generally will be relieved of federal income and excise taxes. If a Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.


         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) for the one-year period ending October 31 of such calendar year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.


         For federal income tax purposes, a Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. As of October 31, 2002, the following Funds had capital loss carry-forwards:



FUND                                                     AMOUNT    EXPIRATION
----                                                     ------    ----------
Money Market Fund                                     $     381       2010

Tax-Exempt Money Market Fund                            107,714       2003
                                                         17,298       2004
                                                            291       2006
                                                             85       2009

Connecticut Municipal Money Market Fund                     817       2004

Massachusetts Municipal Money Market Fund                12,416       2004

         These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable regulations.

         The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an "exempt recipient." For 2003 and 2004, the withholding rates are 30% and 29%, respectively.

         THE TAX-EXEMPT MONEY MARKET FUNDS. In order for the Funds to pay exempt-interest dividends for any taxable year, at the close of each taxable quarter, at least 50% of the aggregate value of a Fund's portfolio must consist of exempt-interest obligations.


         An investment in a Tax-Exempt Money Market Fund is not intended to constitute a balanced investment program. Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would the shareholder not gain any additional benefit from the Funds' dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed. In addition, the Funds may not be an appropriate investment for entities which are "substantial users" of facilities financed by "private activity bonds" or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.




STATE AND LOCAL

         Exempt-interest dividends and other distributions paid by the Tax-Exempt Money Market Funds may be taxable to shareholders under state or local law as dividend income, even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.


         The U.S. Treasury Money Market Fund is structured to provide shareholders, to the extent permissible by federal and state law, with income that is exempt or excluded from taxation at the state and local level. Many states, by statute, judicial decision or administrative action, have taken the position that dividends of a regulated investment company, such as the Fund, that are attributable to interest on direct U.S. Treasury obligations or obligations of certain U.S.

Government agencies, are the functional equivalent of interest from such obligations and are, therefore, exempt from state and local income taxes. Shareholders should consult their own tax advisers about the status of distributions from the Fund in their own state.

         Depending upon the extent of Galaxy's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of a Fund and its shareholders under such laws may differ from their treatment under federal income tax laws. Under state or local law, distributions of net investment income may be taxable to shareholders as dividend income even though a substantial portion of such distributions may be derived from interest on U.S. Government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

         CONNECTICUT TAXES. Dividends paid by the Connecticut Municipal Money Market Fund that qualify as exempt-interest dividends for federal income tax purposes will not be subject to the Connecticut personal income tax imposed on resident and nonresident individuals, trusts and estates to the extent that they are derived from Connecticut Municipal Securities (as defined above). Other Fund dividends and distributions, whether received in cash or additional shares, are subject to this tax, except that, in the case of shareholders who hold their shares as capital assets, distributions treated as capital gain dividends for federal income tax purposes are not subject to the tax to the extent that they are derived from obligations issued by or on behalf of the State of Connecticut, its political subdivisions, or public instrumentalities, state or local authorities, districts or similar public entities created under Connecticut law. Dividends and distributions paid by the Fund that constitute items of tax preference for purposes of the federal alternative minimum tax, other than any derived from Connecticut Municipal Securities, could cause liability for the net Connecticut minimum tax applicable to investors subject to the Connecticut personal income tax who are required to pay the federal alternative minimum tax. Dividends paid by the Connecticut Municipal Money Market Fund, including those that qualify as exempt-interest dividends for federal income tax purposes, are taxable for purposes of the Connecticut Corporation Business Tax; however, 70% (100% if the investor owns at least 20% of the total voting power and value of the Fund's shares) of amounts that are treated as dividends and not as exempt-interest dividends or capital gain dividends for federal income tax purposes are deductible for purposes of this tax, but no deduction is allowed for expenses related thereto. Shares of the Fund are not subject to property taxation by Connecticut or its political subdivisions.

         MASSACHUSETTS TAXES. Distributions by the Massachusetts Municipal Money Market Fund to its shareholders are exempt from Massachusetts personal income taxation to the extent they are derived from (and designated by the Fund as being derived from) (i) interest on Massachusetts Municipal Securities (as defined above), or (ii) capital gains realized by the Fund from the sale of certain Massachusetts Municipal Securities. Distributions from the Fund's other net investment income and short-term capital gains will be taxable as ordinary income. Distributions from the Fund's net long-term capital gains will be taxable as long-term capital gains regardless of how long the shareholder has owned Fund shares. The tax treatment of distributions is the same whether distributions are paid in cash or in additional shares of the Fund. Distributions by the Fund to corporate shareholders, including exempt-interest dividends, may be subject to Massachusetts's corporate excise tax.

         NEW YORK TAXES. With respect to the New York Municipal Money Market Fund, exempt-interest dividends (as defined for federal income tax purposes), derived from interest on New York Municipal Securities (as defined above) will be exempt from New York State and New York City personal income taxes (but not corporate franchise taxes), provided the interest on such obligations is and continues to be exempt from applicable federal, New York State and New York City income taxes. To the extent that investors are subject to state and local taxes outside of New York State and New York City, dividends by the Fund may be taxable income for purposes thereof. Dividends and distributions derived from income (including capital gains on all New York Municipal Securities) other than interest on New York Municipal Securities described above are not exempt from New York State and New York City personal income taxes. Interest or indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes.

         NEW JERSEY TAXES. It is anticipated that substantially all dividends paid by the New Jersey Municipal Money Market Fund will not be subject to New Jersey personal income tax. In accordance with the provisions of New Jersey law as currently in effect, distributions paid by a "qualified investment fund" will not be subject to the New Jersey personal income tax to the extent that the distributions are attributable to income received as interest or gain from New Jersey Municipal Securities (as defined above), or as interest or gain from direct U.S. Government obligations. Distributions by a "qualified investment fund" that are attributable to most other sources will be subject to the New Jersey personal income tax. Shares of the Fund are not subject to property taxation by New Jersey or its political subdivisions.

         The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corporation Business Tax.

         FLORIDA TAXES. The State of Florida does not currently impose an income tax on individuals. Thus, individual shareholders of the Florida Municipal Money Market Fund will not be subject to any Florida income tax on distributions received from the Fund. However, Florida does currently impose an income tax on certain corporations. Consequently, distributions may be taxable to corporate shareholders.

         The State of Florida currently imposes a tax on intangible personal property. Stocks, bonds, notes, governmental leaseholds, interests in limited partnerships registered with the SEC, and other miscellaneous intangible personal property are taxed at an annual rate of 1 mill (0.10%). A non-recurring 2 mill tax is levied on mortgages and other obligations secured by Florida realty. Every natural person is entitled to an exemption of the first $20,000 of the value of taxable property against the annual tax. Spouses filing jointly are entitled to a $40,000 exemption. These exemptions are scheduled to increase to $250,000 for single filers and to $500,000 for spouses filing jointly after July 1, 2003. Notes, bonds and other obligations issued by the State of Florida or its municipalities, counties, and other taxing districts, or by the United States Government, its agencies and certain U.S. territories and possessions (such as Guam, Puerto Rico and the Virgin Islands) as well as cash are exempt from this intangibles tax. If on December 31 of any year at least 90% of the net asset value of the portfolio of the Florida Municipal Money Market Fund consists solely of such exempt assets, then the Fund's shares will be exempt from the Florida intangibles tax payable in the following year.

         In order to take advantage of the exemption from the intangibles tax in any year, it may be necessary for the Fund to sell some of its non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets including cash prior to December 31. Transaction costs involved in restructuring the portfolio in this fashion would likely reduce the Fund's investment return and might exceed any increased investment return the Fund achieved by investing in non-exempt assets during the year.


MISCELLANEOUS


         Shareholders will be advised at least annually as to the federal income tax consequences of distributions made each year. Shareholders of the Connecticut Municipal Money Market, Massachusetts Municipal Money Market, New York Municipal Money Market, New Jersey Municipal Money Market and Florida Municipal Money Market Funds will also be advised as to the Connecticut personal income tax, Massachusetts personal income tax, New York personal income tax, New Jersey personal income tax and Florida intangible personal property tax consequences, respectively, of distributions made each year.


                              TRUSTEES AND OFFICERS

         The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust. Information pertaining to the trustees and officers of Galaxy is set forth below. Trustees who are not deemed to be "interested persons" of Galaxy as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of Galaxy are referred to as "Interested Trustees."

                                                                                        NUMBER OF
                                           TERM OF                                    PORTFOLIOS IN
                                         OFFICE AND                                        FUND
                          POSITION(S)     LENGTH OF                                     COMPLEX(3)
                           HELD WITH        TIME          PRINCIPAL OCCUPATION(S)      OVERSEEN BY          OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE(1)     GALAXY       SERVED(2)          DURING PAST 5 YEARS         TRUSTEE             HELD BY TRUSTEE(4)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Dwight E. Vicks, Jr.(3)    Chairman &       Since         Chairman, Director and            24         Director, Utica First
Age 69                      Trustee        4/2/86         Treasurer, Vicks                             Insurance Company; Director,
                                                          Lithograph & Printing                        SBU Bank; Director, Partners
                                                          Corporation (book                            Trust Financial Group;
                                                          manufacturing).                              Director, Monitor Life
                                                                                                       Insurance Company; Director,
                                                                                                       Commercial Travelers Mutual
                                                                                                       Insurance Company.

Louis DeThomasis            Trustee         Since         President,                        24                      None
Age 62                                     7/24/86        Saint Mary's University
                                                          of Minnesota.

Kenneth A Froot(5)          Trustee         Since         Professor of Finance,             24                      None
Age 45                                     12/5/00        Harvard University.

James M. Seed               Trustee         Since         President, The Astra              24         Chairman and Director,
Age 61                                     5/26/88        Ventures, Incorporated                       Fischer-Watt Gold Co.;
                                                          (oil and gas exploration;                    Director, XSCI, Inc.
                                                          private equity).

INTERESTED TRUSTEE

John T. O'Neill(6)          Trustee         Since         Private Investor;                 24                      None
Age 58                                     2/25/88        Executive Vice President
                                                          and Chief Financial
                                                          Officer, Hasbro, Inc.
                                                          (toy and game
                                                          manufacturer) until
                                                          December 1999.

                                                                                        NUMBER OF
                                           TERM OF                                    PORTFOLIOS IN
                                         OFFICE AND                                       FUND
                          POSITION(S)     LENGTH OF                                     COMPLEX(3)
                           HELD WITH        TIME          PRINCIPAL OCCUPATION(S)      OVERSEEN BY          OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE(1)     GALAXY       SERVED(2)          DURING PAST 5 YEARS         TRUSTEE             HELD BY TRUSTEE(4)
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Joseph R. Palombo(7)       President        Since         Chief Operating Officer,          N/A                      N/A
One Financial Center                       2/27/03        Columbia Management
Boston, MA 02111                                          Group, Inc., since
Age 50                                                    November 2001; Chief
                                                          Operations Officer of
                                                          Mutual Funds, Liberty
                                                          Financial Companies,
                                                          Inc., from August 2000
                                                          to November 2001;
                                                          Executive Vice President,
                                                          Stein Roe & Farnham
                                                          Incorporated, since April
                                                          1999 and Director since
                                                          September 2000; Executive
                                                          Vice President and
                                                          Director, Colonial
                                                          Management Associates,
                                                          Inc., since April 1999;
                                                          Executive Vice President
                                                          and Chief Administrative
                                                          Officer, Liberty Funds
                                                          Group, LLC, since April
                                                          1999; Trustee and Chairman
                                                          of the Board, the Stein Roe
                                                          Family of Funds, since
                                                          October 2000; Manager, Stein
                                                          Roe Floating Rate Limited
                                                          Liability Company, since
                                                          October 2000; Vice
                                                          President, the Liberty
                                                          Funds, from April 1999 to
                                                          August 2000; Chief
                                                          Operating Officer and Chief
                                                          Compliance Officer, Putnam
                                                          Mutual Funds, from December
                                                          1993 to March 1999.

                                                                                        NUMBER OF
                                           TERM OF                                    PORTFOLIOS IN
                                         OFFICE AND                                       FUND
                          POSITION(S)     LENGTH OF                                     COMPLEX(3)
                           HELD WITH        TIME          PRINCIPAL OCCUPATION(S)      OVERSEEN BY          OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE(1)     GALAXY       SERVED(2)          DURING PAST 5 YEARS         TRUSTEE             HELD BY TRUSTEE(4)
----------------------------------------------------------------------------------------------------------------------------------
Glen P. Martin(8)            Vice           Since         Director, Strategy and            N/A                      N/A
One Financial Center      President        9/5/02         Product Management
Boston, MA 02111                                          Division, and Senior Vice
Age 44                                                    President, Columbia
                                                          Management Group, Inc.,
                                                          since March 2002; Interim
                                                          Managing Director, Mutual
                                                          Fund Division, and Senior
                                                          Vice President, Fleet
                                                          Investment Management,
                                                          from April 2001 to March
                                                          2002; Director, Product
                                                          Development and Marketing,
                                                          and Senior Vice President,
                                                          Fleet Investment
                                                          Management, from March 1999
                                                          to April 2001; Vice
                                                          President of Investment
                                                          Marketing Management, Fleet
                                                          Investment Management,
                                                          from May 1997 to March 1999.

Vicki L. Benjamin(9)         Chief          Since         Vice President, Liberty           N/A                      N/A
One Financial Center       Accounting      9/5/02         Funds Group, LLC, since
Boston, MA 02111          Officer and                     April 2001; Vice
Age 41                     Controller                     President, Corporate
                                                          Audit, State Street Bank and
                                                          Trust Company, from May 1998
                                                          to April 2001; Senior Audit
                                                          Manager, Coopers & Lybrand,
                                                          LLP, from July 1997 to May
                                                          1998; Audit Manager, Coopers
                                                          & Lybrand, LLP, from July
                                                          1994 to June 1997.

                                                                                        NUMBER OF
                                           TERM OF                                    PORTFOLIOS IN
                                         OFFICE AND                                       FUND
                          POSITION(S)     LENGTH OF                                     COMPLEX(3)
                           HELD WITH        TIME          PRINCIPAL OCCUPATION(S)      OVERSEEN BY          OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE(1)     GALAXY       SERVED(2)          DURING PAST 5 YEARS         TRUSTEE             HELD BY TRUSTEE(4)
-----------------------------------------------------------------------------------------------------------------------------------
J. Kevin Connaughton(10)   Treasurer        Since         Senior Vice President,            N/A                      N/A
One Financial Center                       9/5/02         Liberty Funds Group, LLC,
Boston, MA 02111                                          since January 2001; Vice
Age 38                                                    President, Liberty Funds
                                                          Group, LLC, from April
                                                          2000 to January 2001; Vice
                                                          President, Colonial
                                                          Management Associates, Inc.,
                                                          from February 1998 to
                                                          October 2000; Senior Tax
                                                          Manager, Coopers & Lybrand,
                                                          LLP, from April 1996 to
                                                          January 1998.

W. Bruce McConnel(11)      Secretary        Since         Partner of the law firm           N/A                      N/A
One Logan Square                           4/3/86         Drinker Biddle & Reath LLP.
18th & Cherry Streets
Philadelphia, PA 19103
Age 60


----------

(1) Each trustee may be contacted by writing to the trustee, c/o The Galaxy Fund, One Financial Center, Boston, Massachusetts 02111, Attn: Glen P. Martin.

(2)   Each trustee holds office for an indefinite term until the earliest of:
      (a) the election of his successor; (b) the date a trustee dies, resigns or is removed or adjudged incompetent by the Board of Trustees in accordance with Galaxy's Declaration of Trust; (c) in accordance with the current resolutions of the Board of Trustees (which may be changed by the trustees without shareholder approval) at the end of the calendar year during which the trustee attains the age of 70 years (75 years with respect to each current trustee except Mr. Froot); or (d) Galaxy terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with Galaxy's Code of Regulations; or (c) Galaxy terminates.

(3) The "Fund Complex" consists of all registered investment companies for which Fleet or any of its affiliates serves as investment adviser, including Galaxy and The Galaxy VIP Fund. In addition to Galaxy (16 open-end investment company portfolios), each trustee also serves as a trustee of The Galaxy VIP Fund (8 open-end investment company portfolios). In addition to Galaxy, Mr. Vicks also serves as Chairman of The Galaxy VIP Fund.

(4) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

(5) Prior to June 26, 2000, Mr. Froot was a trustee of the Boston 1784 Funds, which was advised by Fleet National Bank, an affiliate of Fleet. On June 26, 2000, the Boston 1784 Funds were reorganized into Galaxy.

(6) Mr. O'Neill is considered to be an Interested Trustee because he owns securities issued by FleetBoston Financial Corporation.

(7) Mr. Palombo also has served as President of The Galaxy VIP Fund since February 27, 2003. Previously, Mr. Palombo served as Vice President of Galaxy and The Galaxy VIP Fund from September 5, 2002 until February 27, 2003.

(8)   Mr. Martin also serves as Vice President of The Galaxy VIP Fund.

(9) Ms. Benjamin also serves as Chief Accounting Officer and Controller of The Galaxy VIP Fund, the Liberty Funds and the Liberty All-Star Family of Funds ("Liberty All-Star Funds"). The Liberty All-Star Funds consist of 2 closed-end investment company portfolios.

(10) Mr. Connaughton also serves as Treasurer of The Galaxy VIP Fund, the Liberty Funds, and the Liberty All-Star Funds.

(11)  Mr. McConnel also serves as Secretary of The Galaxy VIP Fund.


STANDING BOARD COMMITTEES

         The Board of Trustees has established three committees, i.e., Audit, Nominating and Valuation.


         The Audit Committee annually considers the engagement and compensation of Galaxy's independent auditors, oversees the audit process and reviews with the auditors the scope and results of the audit of Galaxy's financial statements. The Audit Committee is a "committee of the whole" in that all of the trustees serve on the Committee. The Audit Committee met four times during the fiscal year ended October 31, 2002.

         The Nominating Committee is responsible for the selection and nomination of candidates for appointment or election to serve as trustees. The Nominating Committee consists of three Independent Trustees (Messrs. DeThomasis, Seed and Vicks). There were no formal meetings of the Nominating Committee during the fiscal year ended October 31, 2002. The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of Galaxy's Secretary.

         The Valuation Committee is responsible for the review of pricing and valuation issues as needed. The Valuation Committee consists of two Independent Trustees (Messrs. Seed and Vicks). There was one formal meeting of the Valuation Committee during the fiscal year ended October 31, 2002.

TRUSTEE OWNERSHIP OF FUND SHARES


         The following table shows the dollar range of shares beneficially owned by each trustee in the Funds and other portfolios of Galaxy and The Galaxy VIP Fund.



                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                        EQUITY SECURITIES IN ALL
                                                  DOLLAR RANGE OF                    PORTFOLIOS IN GALAXY COMPLEX(2)
NAME OF TRUSTEE                           EQUITY SECURITIES IN THE FUNDS(1)                OVERSEEN BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Dwight E. Vicks, Jr.                  Money Market Fund
                                      $50,000 - $100,000                                   $50,000 - $100,000

Kenneth A. Froot                      Massachusetts Municipal Money Market Fund
                                      Over $100,000                                          Over $100,000

Louis DeThomasis                      Money Market Fund
                                      Over $100,000                                          Over $100,000

James M. Seed                         $0                                                      $1 - $10,000

INTERESTED TRUSTEE

John T. O'Neill                       Money Market Fund
                                      $10,000 - $50,000
                                      Government Money Market Fund
                                      $50,000 - $100,000                                     Over $100,000


----------

(1) Includes the value of shares beneficially owned by each trustee in each Fund as of December 31, 2002.

(2) Includes Galaxy and The Galaxy VIP Fund. As of December 31, 2002, Galaxy consisted of 16 portfolios and The Galaxy VIP Fund consisted of 8 portfolios.

         As of February 4, 2003, the trustees and officers of Galaxy owned less than 1% of its outstanding shares.


BOARD COMPENSATION


         Each trustee receives an annual aggregate fee of $54,000 for his services as a trustee of Galaxy and The Galaxy VIP Fund ("Galaxy VIP") (collectively, the "Trusts"), plus an additional $4,000 for each in-person Galaxy Board meeting attended and $1,500 for each in-person Galaxy VIP Board meeting attended not held concurrently with an in-person Galaxy meeting, and is reimbursed for expenses incurred in attending all meetings. Each trustee also receives $750 for each telephone Board meeting in which the trustee participates, $1,000 for each in-person Board committee meeting attended and $500 for each telephone Board committee meeting in which the trustee participates. The Chairman of the Boards of the Trusts is entitled to an additional annual aggregate fee in the amount of $4,000 for his services in this capacity. The foregoing trustees' and officers' fees are allocated among the portfolios of the Trusts based on their relative net assets.

         Effective March 1, 1996, each trustee became entitled to participate in The Galaxy Fund, The Galaxy VIP Fund and Galaxy Fund II Deferred Compensation Plans (the "Original Plans"). Effective January 1, 1997, the Original Plans were merged into The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (together with the Original Plans, the "Plan"). Under the Plan, a trustee may elect to have his deferred fees treated as if they had been invested by the Trusts in the shares of one or more portfolios in the Trusts, or other types of investment options, and the amount paid to the trustees under the Plan will be determined based upon the performance of such investments. Deferral of trustees' fees will have no effect on a portfolio's assets, liabilities, and net income per share, and will not obligate the Trusts to retain the services of any trustee or obligate a portfolio to any level of compensation to the trustee. The Trusts may invest in underlying securities without shareholder approval.


         No employee of Fleet or any of its affiliates or of PFPC Inc. ("PFPC"), Galaxy's sub-administrator, receives any compensation from Galaxy for acting as an officer.

         The following chart provides certain information about the fees received by Galaxy's trustees during the fiscal year ended October 31, 2002.



                                          AGGREGATE        PENSION OR RETIREMENT        TOTAL COMPENSATION FROM
                                        COMPENSATION     BENEFITS ACCRUED AS PART   GALAXY AND FUND COMPLEX(1) PAID
      NAME OF PERSON/POSITION            FROM GALAXY         OF FUND EXPENSES                 TO TRUSTEES
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Dwight E. Vicks, Jr.
Chairman and Trustee                      $ 61,780                 None                         $ 78,250

Rev. Louis DeThomasis
Trustee                                   $ 57,629                 None                         $ 73,000

James M. Seed(2)                          $ 58,029                 None                         $ 73,500
Trustee

Kenneth A. Froot(2),(3)
Trustee                                   $ 58,228                 None                         $ 73,750

INTERESTED TRUSTEE

John T. O'Neill(2),(4)
Trustee                                   $ 60,201                 None                         $ 76,250

EMERITUS TRUSTEES

Donald B. Miller(2),(5)                   $ 26,198                 None                         $ 33,250

Bradford S. Wellman(5)                    $ 14,405                 None                         $ 18,250


----------

(1) The "Fund Complex" consists of all registered investment companies for which Fleet or any of its affiliates serves as investment adviser, including Galaxy, The Galaxy VIP Fund and, until December 9, 2002, Galaxy Fund II. In addition to Galaxy, each trustee also serves as a trustee of The Galaxy VIP Fund and receives compensation for such services. During the fiscal year ended October 31, 2002, the trustees also received fees for their services to Galaxy Fund II, which are included in the compensation reported in the table.

(2) Deferred compensation (including interest) in the amount of $21,027, $67,343, $(4,751) and $65,914 accrued during Galaxy's fiscal year ended October 31, 2002 for Messrs. Miller, O'Neill, Seed and Froot, respectively.

(3) Mr. Froot was appointed a trustee of Galaxy and The Galaxy VIP Fund on December 15, 2000.

(4) Mr. O'Neill resigned as President and Treasurer of Galaxy and The Galaxy VIP Fund on September 5, 2002. Compensation shown includes additional fees Mr. O'Neill received during the last fiscal year for serving in those capacities

(5) Mr. Wellman resigned as trustee of Galaxy and The Galaxy VIP Fund on December 14, 2000 and Mr. Miller retired as a trustee of Galaxy and The Galaxy VIP Fund on December 31, 2001. Each currently serves as an emeritus trustee of Galaxy and The Galaxy VIP Fund and receives the same meeting fees and reimbursement for expenses incurred in attending meetings as the trustees.

CERTAIN INTERESTS OF INDEPENDENT TRUSTEE

         Mr. Vicks serves as Chairman of the Board and Treasurer, and owns a majority of the outstanding voting stock, of Vicks Lithograph & Printing Corp. ("VL&P"). VL&P has a $2,000,000 line of credit with Fleet Bank, which is under common control with Fleet and LFDI. The line of credit is used for working capital purposes. The highest amount outstanding on the line of credit during the period January 1, 2001 through December 31, 2002 was $1,275,000. The balance outstanding as of December 31, 2002 was $300,000. Interest is charged at LIBOR plus 150 basis points. In addition, VL&P has four loans from Fleet Bank in the aggregate amount of $3,889,286 secured by mortgages on certain real property owned by VL&P. The loans were used to acquire real property and equipment. The highest amount outstanding on the loans during the period January 1, 2001 through December 31, 2002 was $3,889,286. The balance outstanding as of December 31, 2002 was $3,441,666. Interest is charged at LIBOR plus 150 basis points.


SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, Galaxy's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of Galaxy, and that every note, bond, contract, order or other undertaking made by Galaxy shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions outside such capacity or for some other reason. The Declaration of Trust also provides that Galaxy shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Galaxy, and shall satisfy any judgment thereon. Thus, the risk of shareholder liability is limited to circumstances in which Galaxy itself would be unable to meet its obligations.

         The Declaration of Trust states further that no trustee, officer or agent of Galaxy shall be personally liable for or on account of any contract, debt, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of Galaxy; nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or Galaxy shall look solely to the trust property for payment.

         With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Board of Trustees shall indemnify representatives and employees of Galaxy to the same extent to which they themselves are entitled to indemnification.

                               INVESTMENT ADVISER


         Fleet, a wholly-owned subsidiary of Columbia Management Group, Inc. and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, serves as investment adviser to the Funds. In its advisory agreement, Fleet has agreed to provide investment advisory services to the Funds as described in the Prospectuses. Fleet has also agreed to pay all expenses incurred by it in connection with its activities under the advisory agreement other than the cost of securities (including brokerage commissions) purchased for the Funds. See "Expenses" below.


         For the services provided and expenses assumed, Fleet is entitled to receive advisory fees, computed daily and paid monthly, at the following annual rates:

- with respect to the Money Market, Government Money Market and Tax-Exempt Money Market Funds, 0.40% of the average daily net assets of each Fund; and


- with respect to the U.S. Treasury Money Market, Connecticut Municipal Money Market, Massachusetts Municipal Money Market, New York Municipal Money Market, New Jersey Municipal Money Market and Florida Municipal Money Market Funds, 0.40% of the first $750,000,000 of average daily net assets of each Fund plus 0.35% of the average daily net assets of each Fund in excess of $750,000,000.


         Fleet has advised Galaxy that, with respect to the Money Market, Government Money Market and Tax-Exempt Money Market Funds, it intends to waive advisory fees payable to it by each Fund in an amount equal to 0.05% of the average daily net assets of each Fund to the extent that a Fund's net assets exceed $750,000,000.

         During the last three fiscal years, Galaxy paid advisory fees (net of fee waivers and/or expense reimbursements) to Fleet as set forth below:

                                                                 FOR THE FISCAL YEARS ENDED OCTOBER 31:
FUND                                                            2002              2001              2000
----                                                            ----              ----              ----
Money Market                                                 $ 18,589,558     $ 19,390,202      $ 16,107,708
Government Money Market                                      $  3,142,345     $  3,416,813      $  3,616,091
U.S. Treasury Money Market                                   $  6,039,831     $  5,803,677      $  4,438,357
Tax-Exempt Money Market                                      $  6,633,013     $  6,328,169      $  3,680,430
Connecticut Municipal Money Market                           $  1,212,557     $  1,142,691      $  1,043,059
Massachusetts Municipal Money Market                         $  2,098,805     $  2,154,575      $  1,214,975


         During the last three fiscal years, Fleet waived advisory fees as set forth below:


                                                                 FOR THE FISCAL YEARS ENDED OCTOBER 31:
FUND                                                            2002              2001              2000
----                                                            ----              ----              ----
Money Market                                                 $ 2,226,735      $ 2,342,007       $  1,872,324
Government Money Market                                      $    27,570      $    59,732       $     87,817
U.S. Treasury Money Market                                   $         0      $         0       $          0
Tax-Exempt Money Market                                      $   519,002      $   475,660       $    147,706
Connecticut Municipal Money Market                           $         0      $         0       $          0
Massachusetts Municipal Money Market                         $         0      $         0       $          0



         During the last three fiscal years, no expenses were reimbursed to the Funds.





         The advisory agreement provides that Fleet shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of its duties under the advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Fleet in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. Unless sooner terminated, the advisory agreement will continue in effect with respect to a particular Fund from year to year as long as such continuance is approved at least annually (i) by the vote of a majority of trustees who are not parties to such advisory agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval; and (ii) by Galaxy's Board of Trustees, or by a vote of a majority of the outstanding shares of such Fund. The term "majority of the outstanding shares of such Fund" means, with respect to approval of an advisory agreement, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The advisory agreement may be terminated by Galaxy or by Fleet on sixty days' written notice and will terminate immediately in the event of its assignment.

ANNUAL BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT


         At a meeting held on June 10-11, 2002, the Board of Trustees of Galaxy, including the Independent Trustees, approved the continuation of Galaxy's investment advisory agreement with Fleet with respect to each of the Money Market, Government Money Market, U.S. Treasury

Money Market, Tax-Exempt Money Market, Connecticut Municipal Money Market, Massachusetts Municipal Money Market and New York Municipal Money Market Funds for an additional one-year period. In connection with such approval, the trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of Fleet's services provided to each Fund and Fleet's experience and qualifications. Among other items, the trustees also reviewed and considered: (1) a Lipper report comparing the advisory fees and total expense ratio of each class of shares of each Fund to Lipper data on investment objective peer group averages and industry peer group averages; (2) a report on each Fund's advisory fee structure, which included assets, advisory fees, advisory fee waivers and expense reimbursements for each Fund; (3) a Lipper report comparing: (i) the performance of each class of shares of each Fund to the applicable Lipper average and performance universe average, (ii) the contractual management fee for each Fund with that of funds with the same investment classification, (iii) the expenses for each class of shares of each Fund to expense group averages, and (iv) the expense ratio components (such as contractual management fees and actual administrative fees) for each class of shares of each Fund to expense groups; and (4) a report on Fleet's profitability related to providing advisory services to Galaxy after taking into account (i) advisory fees and any other benefits realized by Fleet or any of its affiliates as a result of Fleet's role as adviser to Galaxy, and
(ii) the direct and indirect expenses incurred by Fleet in providing such advisory services to Galaxy.

         After discussion, the Board of Trustees concluded that Fleet had the capabilities, resources and personnel necessary to manage the Funds. The Board of Trustees also concluded that based on the services that Fleet would provide to the Funds under the investment advisory agreement and the expenses incurred by Fleet in the performance of such services, the compensation to be paid to Fleet was fair and equitable with respect to each Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded unanimously that it was in the best interests of the Funds to continue the investment advisory agreement with Fleet for an additional one-year period.

         At a meeting held on September 5, 2002, the Board of Trustees of Galaxy, including the Independent Trustees, approved Galaxy's investment advisory agreement with Fleet with respect to each of the New Jersey Municipal Money Market and Florida Municipal Money Market Funds. In connection with such approval, the trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature of Fleet's services to be provided to the Funds and Fleet's experience and qualifications. Among other items, the trustees also considered a report on each Fund's proposed advisory fees and estimated total expense ratios, both before and after fee waivers and expense reimbursements, as compared to those for funds in each Fund's peer group.

         After discussion, the Board of Trustees concluded that Fleet had the capabilities, resources and personnel necessary to manage the Funds. The Board of Trustees also concluded that based on the services that Fleet would provide to the Funds under the investment advisory agreement and the expenses to be incurred by Fleet in the performance of such services, the compensation to be paid to Fleet was fair and equitable with respect to each Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded unanimously that it was in the best interests of each Fund to approve the investment advisory agreement with Fleet.

                      ADMINISTRATOR, SUB-ADMINISTRATOR AND

                          PRICING AND BOOKKEEPING AGENT

         Effective July 22, 2002, Fleet also serves as the Funds' administrator. Pursuant to its administration agreement with Galaxy (the "Administration Agreement"), Fleet generally assists in the administration and operation of the Funds. Fleet has agreed to maintain office facilities for the Funds and furnish the Funds with internal legal, accounting (other than certain pricing and bookkeeping services), compliance, audit and risk management services. In addition, Fleet prepares the Funds' annual and semi-annual reports to shareholders and the SEC, federal and state tax returns, and filings with state securities commissions, administers Galaxy's Code of Ethics; administers the Funds' operating policies, maintains the Funds' books and records, and generally assists in all aspects of the Funds' operations. Pursuant to the Administration Agreement, Fleet may delegate to another organization the performance of some or all of these services, in which case Fleet will be responsible for all compensation payable to such organization and will remain liable for losses or failures resulting from the actions or omissions of such agent. Fleet has entered into a Sub-Administration Agreement with PFPC, pursuant to which PFPC has agreed to provide the Funds with certain of the services which the Funds are entitled to receive under the Administration Agreement with Fleet. For the services provided to the Funds, Fleet is entitled to receive administration fees based on the combined average daily net assets of the Funds and the other portfolios offered by Galaxy, computed daily and paid monthly, at the following annual rates:


                  COMBINED AVERAGE DAILY NET ASSETS           ANNUAL RATE
                  ---------------------------------           -----------
                  Up to $2.5 billion                             0.090%
                  From $2.5 to $5 billion                        0.085%
                  From $5 to $12 billion                         0.075%
                  From $12 to $15 billion                        0.065%
                  From $15 to $18 billion                        0.060%
                  From $18 to $21 billion                       0.0575%
                  From $21 to $30 billion                       0.0525%
                  Over $30 billion                               0.050%


         Effective November 15, 2002, Fleet intends to limit the administration fees payable to it by Galaxy to a maximum annual rate of 0.067% of the combined average daily net assets of the Funds and the other funds offered by Galaxy.

         Effective July 22, 2002, Colonial Management Associates, Inc. ("CMA"), an affiliate of Fleet, serves as the Funds' pricing and bookkeeping agent. Pursuant to its pricing and bookkeeping agreement with Galaxy (the "Pricing and Bookkeeping Agreement"), CMA has agreed to provide certain pricing and bookkeeping services to the Funds, including determining and timely communicating the Funds' net asset values and maintaining and preserving the Funds' accounting records. Pursuant to the Pricing and Bookkeeping Agreement, CMA may delegate to another organization the performance of some or all of these services, in which case CMA will be responsible for all compensation payable to such organization and will remain liable for losses or failures resulting from the actions or omissions of such agent. CMA has entered into an agreement with PFPC, pursuant to which PFPC has agreed to provide the Funds with certain of the services which the Funds are entitled to receive under the Pricing and Bookkeeping Agreement. For the services provided to the Funds, CMA is entitled to receive an annual fee based on the average net assets of each Fund as follows:



                                          ASSETS                                 FEE
                                          ------                                 ---
                  Net assets under $50 million                                $  25,000
                  Net assets of $50 million but less than $200 million        $  35,000
                  Net assets of $200 million but less than $500 million       $  50,000
                  Net assets of $500 million but less than $1 billion         $  85,000
                  Net assets in excess of $1 billion                          $ 125,000



         The Administration Agreement and Pricing and Bookkeeping Agreement each provide that, absent willful misfeasance, bad faith, negligence or reckless disregard of duty, Fleet or CMA, as the case may be, shall not be liable to Galaxy or any Fund, to any shareholder of Galaxy or any Fund, or to any other person, firm or organization, for any act or omission in the course of, or connected with, rendering the services under the Administration Agreement or the Pricing and Bookkeeping Agreement, respectively.

         Each of the Administration Agreement and Pricing and Bookkeeping Agreement provide that (i) it shall continue in effect from year to year so long as approved annually by vote of a majority of Galaxy's Trustees who are not affiliated with Fleet or CMA, as the case may be; (ii) it may be terminated by either party at any time without penalty on 60 days' written notice to the other party; and (iii) it may be terminated at any time for cause by either party if such cause remains unremedied for a reasonable period not to exceed 90 days after receipt of written notification of such cause.

         Prior to July 22, 2002, PFPC, a majority-owned subsidiary of PNC Financial Services Group, served as Galaxy's administrator and was entitled to receive administration fees, effective May 31, 2001, based on the combined average daily net assets of the Funds and the other portfolios offered by Galaxy, computed daily and paid monthly, at the same annual rates as are currently payable to Fleet under the Administration Agreement.


         For the period from June 26, 2000 through May 30, 2001, Galaxy paid PFPC administration fees based on the combined average daily net assets of the Funds and the other portfolios offered by Galaxy, computed daily and paid monthly, at the following annual rates:

                  COMBINED AVERAGE DAILY NET ASSETS           ANNUAL RATE
                  ---------------------------------           -----------
                  Up to $2.5 billion                             0.090%
                  From $2.5 to $5 billion                        0.085%
                  From $5 to $12 billion                         0.075%
                  From $12 to $15 billion                        0.065%
                  From $15 to $18 billion                        0.060%
                  From $18 to $21 billion                       0.0575%
                  Over $21 billion                              0.0525%


         Prior to June 26, 2000, Galaxy paid PFPC administration fees based on the combined average daily net assets of the Funds and the other portfolios offered by Galaxy at the following annual rates:


                  COMBINED AVERAGE DAILY NET ASSETS           ANNUAL RATE
                  ---------------------------------           -----------
                  Up to $2.5 billion                             0.090%
                  From $2.5 to $5 billion                        0.085%
                  From $5 to $12 billion                         0.075%
                  From $12 to $15 billion                        0.065%
                  From $15 to $18 billion                        0.060%
                  Over $18 billion                              0.0575%


         PFPC was also entitled to receive a separate annual fee from each Galaxy portfolio for certain fund accounting services at the same annual rate as the fee currently payable to CMA under the Pricing and Bookkeeping Agreement.

         During the last three fiscal years, the Funds paid administration fees (net of fee waivers) to Fleet and/or PFPC as set forth below:



                                                                  FOR THE FISCAL YEARS ENDED OCTOBER 31:
FUND                                                            2002              2001               2000
----                                                            ----              ----               ----
Money Market                                                 $ 3,420,944      $  3,587,579       $ 3,179,857
Government Money Market                                      $   520,945      $    571,558       $   659,767
U.S. Treasury Money Market                                   $ 1,063,684      $  1,021,223       $   822,341
Tax-Exempt Money Market                                      $ 1,176,173      $  1,120,066       $   667,581
Connecticut Municipal Money Market                           $   197,616      $    189,968       $   185,381
Massachusetts Municipal Money Market                         $   341,963      $    358,159       $   214,326



         During the last three fiscal years, Fleet and/or PFPC waived no administration fees with respect to the Funds:


                          CUSTODIAN AND TRANSFER AGENT


         Effective January 6, 2003, PFPC Trust Company ("PFPC Trust"), a subsidiary of PNC Financial Services Group, located at 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153, serves as custodian of the Funds' assets pursuant to a Custodian Services Agreement.

Prior to January 6, 2003, JPMorgan Chase Bank ("JPMorgan Chase"), located at One Chase Manhattan Plaza, New York, New York 10081, a wholly-owned subsidiary of J.P. Morgan Chase & Co., served as the custodian of the Funds' assets pursuant to a Global Custody Agreement.

         Under the Custodian Services Agreement, the terms of which are similar to those of the prior Global Custody Agreement, PFPC Trust has agreed to: (i) maintain a separate account or accounts in the name of each Fund; (ii) hold and disburse portfolio securities on account of each Fund; (iii) collect and make disbursements of money on behalf of each Fund; (iv) collect and receive all income and other payments and distributions on account of each Fund's portfolio securities; (v) respond to correspondence from security brokers and others relating to its duties; and (vi) make periodic reports to the Board of Trustees concerning the Funds' operations. PFPC Trust is authorized to select one or more banks or trust companies to serve as sub-custodian for the Funds, provided that PFPC Trust shall remain responsible for the performance of all of its duties under the Custodian Services Agreement and shall be liable to the Funds for any loss which shall occur as a result of the failure of a sub-custodian to exercise reasonable care with respect to the safekeeping of the Funds' assets. The assets of the Funds are held under bank custodianship in compliance with the 1940 Act.

         PFPC also serves as the Funds' transfer and dividend disbursing agent pursuant to a Transfer Agency and Services Agreement (the "Transfer Agency Agreement"). Communications to PFPC should be directed to PFPC at P.O. Box 6520, Providence, Rhode Island 02940-6520. Under the Transfer Agency Agreement, PFPC has agreed to: (i) issue and redeem shares of each Fund; (ii) transmit all communications by each Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders; (iii) respond to correspondence by security brokers and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Board of Trustees concerning Galaxy's operations.


         PFPC may enter into agreements with one or more entities, including affiliates of Fleet, pursuant to which such entities agree to perform certain sub-account and administrative functions ("Sub-Account Services") on a per account basis with respect to Trust Shares of the Money Market, Government Money Market and U.S. Treasury Money Market Funds held by defined contribution plans, including maintaining records reflecting separately with respect to each plan participant's sub-account all purchases and redemptions of Trust Shares and the dollar value of Trust Shares in each sub-account; crediting to each participant's sub-account all dividends and distributions with respect to that sub-account; and transmitting to each participant a periodic statement regarding the sub-account as well as any proxy materials, reports and other material Fund communications. Such entities are compensated by PFPC for the Sub-Account Services and in connection therewith the transfer agency fees payable by Trust Shares of the Money Market, Government Money Market and U.S. Treasury Funds Money Market to PFPC have been increased by an amount equal to these fees. In substance, therefore, the holders of Trust Shares of these Funds indirectly bear these fees.


         Fleet Bank, an affiliate of Fleet, is paid a fee for Sub-Account Services performed with respect to Trust Shares of the Money Market, Government Money Market and U.S. Treasury

Money Market Funds held by defined contribution plans. Pursuant to an agreement between Fleet Bank and PFPC, Fleet Bank is paid $21.00 per year for each defined contribution plan participant account. For the fiscal year ended October 31, 2002, Fleet Bank received $219,905 for Sub-Account Services. PFPC bears this expense directly, and shareholders of Trust Shares of these Funds bear this expense indirectly through fees paid to PFPC for transfer agency services.


                                    EXPENSES


         Fleet, CMA, PFPC and PFPC Trust bear all expenses in connection with the performance of their services for the Funds, except that Galaxy bears the expenses incurred in the Funds' operations including: taxes; interest; fees (including fees paid to its trustees and officers who are not affiliated with Fleet and its affiliates or PFPC); SEC fees; state securities fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory, administration, shareholder servicing, Rule 12b-1 distribution (if applicable), fund accounting and custody fees; charges of the transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of independent pricing services; costs of shareholder reports and meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.


                             PORTFOLIO TRANSACTIONS

         Debt securities purchased or sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

         Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, Fleet will normally deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere or as described below.

         The Funds do not intend to seek profits from short-term trading. Their annual portfolio turnover will be relatively high, but since brokerage commissions are normally not paid on money market instruments, it should not have a material effect on the net income of any of these Funds.

         In purchasing or selling securities for the Funds, Fleet will seek to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one broker/dealer are comparable, Fleet may effect transactions in portfolio securities with broker/dealers who provide research, advice or other services such as market investment literature.

         Except as permitted by the SEC or applicable law, the Funds will not acquire portfolio securities from, make savings deposits in, enter into repurchase or reverse repurchase agreements with, or sell securities to, Fleet or its affiliates, and will not give preference to affiliates and correspondent banks of Fleet with respect to such transactions.

         Galaxy is required to identify any securities of its "regular brokers or dealers" that the Funds have acquired during Galaxy's most recent fiscal year. At October 31, 2002, the Funds held securities of their regular brokers or dealers as set forth below:



             FUND                             BROKER/DEALER                      VALUE
-------------------------------------------------------------------------------------------
Money Market Fund:                    Morgan Stanley Dean Witter             $  149,823,000
                                      Bank One                                   74,986,331
                                      Credit Suisse First Boston                165,000,000
                                      JPMorgan Chase & Co.                      259,218,000
                                      State Street Bank & Trust Co.              50,000,000

Government Money Market Fund:         Credit Suisse First Boston             $  155,000,000
                                      Greenwich Capital Markets              $  155,567,000


         Investment decisions for each Fund are made independently from those for the other Funds and portfolios of Galaxy and for any other investment companies and accounts advised or managed by Fleet. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund, another portfolio of Galaxy and/or another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Fleet believes to be equitable to the Fund and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by such Fund. To the extent permitted by law, Fleet may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for Galaxy's other Funds and portfolios, or other investment companies or accounts in order to obtain best execution.

                  SHAREHOLDER SERVICES PLAN -- RETAIL A SHARES


         Galaxy has adopted a Shareholder Services Plan with respect to Retail A Shares of each Fund pursuant to which Galaxy intends to enter into servicing agreements with institutions (including Fleet Bank and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Retail A Shares in consideration for payment of up to 0.50% (on an annualized basis) of the average daily net asset value of Retail A Shares of a Fund beneficially owned by such customers. Services under the Shareholder Services Plan may include: aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with LFDI; processing dividend payments from a Fund; providing customers with information as to their positions in

Retail A Shares; providing sub-accounting with respect to Retail A Shares or the information necessary for sub-accounting; and providing periodic mailings to customers. Such services are intended to supplement the services provided by Fleet as administrator and PFPC as transfer agent.

         Although the Shareholder Services Plan has been approved with respect to Retail A Shares of the Funds and Trust Shares of the Money Market, Government Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds, as of the date of this Statement of Additional Information, Galaxy intends to enter into servicing agreements under the Shareholder Services Plan only with respect to Retail A Shares of each Fund, and to limit the payment under these servicing agreements for each Fund to no more than 0.10% (on an annualized basis) of the average daily net asset value of the Retail A Shares of the Fund beneficially owned by customers of institutions. Galaxy understands that institutions may charge fees to their customers who are the beneficial owners of Retail A Shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Shareholder Services Plan. Under the terms of each servicing agreement entered into with Galaxy, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Retail A Shares. As of October 31, 2002, Galaxy had entered into Servicing Agreements only with Fleet Bank and affiliates.


         Each Servicing Agreement between Galaxy and an institution relating to the Shareholder Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the institution agree to waive a portion of the servicing fee payable to it under the Shareholder Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Retail A Shares of such Funds on any day do not exceed the income to be accrued to such Retail A Shares on that day.

         During the last three fiscal years, Galaxy made payments to institutions (net of expense reimbursements) with respect to Retail A Shares of the Money Market, Government Money Market, U.S. Treasury Money Market, Tax-Exempt Money Market, Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds as shown in the table below:


                                                    FOR THE FISCAL YEARS ENDED OCTOBER 31:
FUND                                              2002              2001               2000
----                                              ----              ----               ----
Money Market                                   $ 2,477,360      $ 2,909,354        $ 2,471,865
Government Money Market                            322,362(2)   $   337,056        $   336,331
U.S. Treasury Money Market                     $   760,988      $   606,677        $   553,468
Tax-Exempt Money Market                        $   266,294      $   223,192        $   179,525
Connecticut Municipal Money Market             $   302,549      $   285,069        $   223,979(1)
Massachusetts Municipal Money Market           $   394,726      $   413,776        $   260,134(1)


----------

(1) For the fiscal year ended October 31, 2000, Fleet and/or its affiliates reimbursed shareholder service fees of $31,226 for the Connecticut Municipal Money Market Fund and $31,446 for the Massachusetts Municipal Money Market Fund.
(2) For the fiscal year ended October 31, 2002, Fleet and/or its affiliates reimbursed shareholder service fees of $7,780 for the Government Money Market Fund.

         Galaxy's Servicing Agreements are governed by the Shareholder Services Plan that has been adopted by Galaxy's Board of Trustees in connection with the offering of Retail A Shares of each Fund. Pursuant to the Shareholder Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the Servicing Agreements and the purposes for which the expenditures were made. In addition, the arrangements with institutions must be approved annually by a majority of Galaxy's trustees, including a majority of the trustees who are not "interested persons" of Galaxy as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

         The Board of Trustees has approved Galaxy's arrangements with institutions based on information provided by Galaxy's service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording Galaxy greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Retail A Shares of the Funds. Any material amendment to Galaxy's arrangements with institutions must be approved by a majority of Galaxy's Board of Trustees (including a majority of the Disinterested Trustees). So long as Galaxy's arrangements with institutions are in effect, the selection and nomination of the members of Galaxy's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of Galaxy will be committed to the discretion of such Disinterested Trustees.


                  DISTRIBUTION AND SERVICES PLAN - PRIME SHARES

         Galaxy has also adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the 1940 Act (the "Rule") with respect to Prime Shares of the Connecticut Municipal Money Market, Massachusetts Municipal Money Market, New York Municipal Money Market, New Jersey Municipal Money Market and Florida Municipal Money Market Funds (the "Prime Share Plan"). Under the Prime Share Plan, Galaxy may pay (i) LFDI or another person for distribution services provided and expenses assumed, and (ii) broker-dealers, financial institutions or other organizations for shareholder administrative support services provided to holders of Prime Shares of the Funds. Payments to LFDI are to compensate it for distribution assistance and expenses assumed and activities primarily intended to result in the sale of Prime Shares, including compensating dealers and other sales personnel, direct advertising and marketing expenses and expenses incurred in connection with preparing, printing, mailing and distributing or publishing advertisements and sales literature, for printing and mailing prospectuses and statements of additional information (except those used for regulatory purposes or for distribution to existing shareholders), and costs associated with implementing and operating the Prime Share Plan.


         The servicing agreements adopted under the Prime Share Plan require the organizations receiving such compensation to perform certain services, including providing administrative services with respect to the beneficial owners of Prime Shares of the Funds, such as establishing and maintaining accounts and records for their customers who invest in such shares, assisting customers in processing purchase, exchange and redemption requests and/or in changing dividend options and account descriptions, developing, maintaining and supporting systems necessary to support cash management services, such as sweep arrangements, and responding to customer inquiries concerning their investments.

         Under the Prime Share Plan, payments by Galaxy (i) for distribution expenses may not exceed 0.75% (annualized) of the average daily net assets attributable to each Fund's Prime Shares, and (ii) to a broker-dealer, financial institution, or other organizations for shareholder administrative support services may not exceed 0.25% (annualized) of the average daily net assets attributable to each Fund's outstanding Prime Shares which are owned of record or beneficially by that organization's customers for whom the organization is the dealer of record or shareholder of record or with whom it has a servicing relationship. As of the date of this Statement of Additional Information, Galaxy intends to limit the payments under the Prime Share Plan to an aggregate fee of not more than 0.45% (on an annualized basis) of the average daily net assets of each Fund's Prime Shares. In addition, Fleet may make payments for distribution assistance and for shareholder administrative support services from its own resources, which may include the advisory fee paid by each Fund.


         Payments for distribution expenses under the Prime Share Plan are subject to the Rule. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by" Galaxy. The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the Prime Share Plan provides that reports of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, will be made to the Board of Trustees for its review at least quarterly. The Prime Share Plan provides that it may not be amended to increase materially the costs which Prime Shares of the Connecticut Municipal Money Market, Massachusetts Municipal Money Market, New York Municipal Money Market, New Jersey Municipal Money Market and Florida Municipal Money Market Funds, as the case may be, may bear for distribution pursuant to the Prime Share Plan without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board of Trustees, and by a majority of the trustees who are neither "interested persons" (as defined in the 1940 Act) of Galaxy nor have any direct or indirect financial interest in the operation of the Prime Share Plan or in any related agreements (the "12b-1 Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

         Galaxy's Board of Trustees has concluded that there is a reasonable likelihood that the Prime Share Plan will benefit the Connecticut Municipal Money Market, Massachusetts Municipal Money Market, New York Municipal Money Market, New Jersey Municipal Money Market and Florida Municipal Money Market Funds and the holders of their Prime Shares. The Prime Share Plan is subject to annual reapproval by a majority of the 12b-1 Trustees and is terminable at any time with respect to the Funds by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of Prime Shares with respect to the Prime Share Plan. Agreements entered into pursuant to the Prime Share Plan with a broker-dealer, financial institution, or other organization are terminable with respect to the Funds without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of Prime Shares with respect to the Prime Share Plan, by LFDI, or by the broker-dealer, financial institution, or other organization. An agreement will also terminate automatically in the event of its assignment.

         As long as the Prime Share Plan is in effect, the nomination of the trustees who are not interested persons of Galaxy (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Trustees.

                                   DISTRIBUTOR


         Effective July 22, 2002, LFDI serves as Galaxy's distributor. LFDI is a registered broker-dealer with principal offices located at One Financial Center, Boston, Massachusetts 02111. Prior to July 22, 2002, PFPC Distributors, Inc., an affiliate of PFPC, served as Galaxy's distributor.

         Unless otherwise terminated, the Distribution Agreement between Galaxy and LFDI will continue in effect from year to year upon annual approval by Galaxy's Board of Trustees, or by the vote of a majority of the outstanding shares of Galaxy and by the vote of a majority of Galaxy's trustees who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement will terminate in the event of its assignment, as defined in the 1940 Act.

         The following table shows all sales charges, commissions and other compensation received by LFDI and/or PFPC Distributors, Inc. directly or indirectly from the Funds during the fiscal year ended October 31, 2002. Part of this compensation is attributable to sales and redemptions of Retail B Shares of the Money Market Fund. On November 18, 2002, all outstanding Retail B Shares of the Money Market Fund were converted to Retail A Shares of the Money Market Fund or were redeemed. Retail B Shares are no longer offered for sale.



                                                                              BROKERAGE
                                 NET UNDERWRITING      COMPENSATION ON      COMMISSIONS IN
                                  DISCOUNTS AND        REDEMPTION AND       CONNECTION WITH            OTHER
FUND                              COMMISSIONS(1)        REPURCHASE(2)      FUND TRANSACTIONS      COMPENSATION(3)
----                             ----------------      ---------------     -----------------      ---------------
Money Market                         $ 56,965             $ 56,965                $ 0               $ 2,584,651

Government Money Market              $      0             $      0                $ 0               $   337,659

Tax-Exempt Money Market              $      0             $      0                $ 0               $   269,745

U.S. Treasury Money Market           $      0             $      0                $ 0               $   774,264

Connecticut
  Municipal Money Market             $      0             $      0                $ 0               $   300,760

Massachusetts
  Municipal Money Market             $      0             $      0                $ 0               $   401,611

----------------
(1) Represents amounts received from commissions received in connection with sales of Retail B Shares.
(2) Represents amounts received from contingent deferred sales charges on Retail B Shares. The basis on which such sales charges are paid is described in the Prospectus relating to Retail B Shares.

(3) Represents payments made under the Shareholder Services Plan for Retail A Shares and Distribution and Services Plan for Retail B Shares during the fiscal year ended October 31, 2002, which includes fees accrued in the fiscal year ended October 31, 2001, which were paid in 2002 (see "Shareholder Services Plan - Retail A Shares").

                              INDEPENDENT AUDITORS


         Ernst & Young LLP, independent auditors, with offices at 200 Clarendon Street, Boston, Massachusetts 02116, currently serve as auditors for Galaxy. The financial highlights for the respective Funds included in the Prospectuses and the information for the Funds contained in the Annual Report for the fiscal years ended on or before October 31, 1998 were audited by Galaxy's former auditors.

                                     COUNSEL


         Drinker Biddle & Reath LLP (of which W. Bruce McConnel, Secretary of Galaxy, is a partner), One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serves as counsel to Galaxy and will pass upon certain legal matters on its behalf. The law firm of Day, Berry & Howard, LLP, City Place I, Hartford, Connecticut 06103-3499, serves as special Connecticut counsel to Galaxy and has reviewed the portion of this Statement of Additional Information and the Prospectuses with respect to the Connecticut Municipal Money Market Fund concerning Connecticut taxes and the description of special considerations relating to Connecticut Municipal Securities. The law firm of Ropes & Gray, One International Place, Boston, Massachusetts 02110, serves as special Massachusetts counsel to Galaxy and has reviewed the portion of this Statement of Additional Information and the Prospectuses with respect to the Massachusetts Municipal Money Market Fund concerning Massachusetts taxes and the description of special considerations relating to Massachusetts Municipal Securities. The law firm of Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, serves as special New York counsel to Galaxy and has reviewed the portion of this Statement of Additional Information and the Prospectuses with respect to the New York Municipal Money Market Fund concerning New York taxes and the description of special considerations relating to New York Municipal Securities. The law firm of McGuireWoods LLP, 50 North Laura Street, Suite 3300, Jacksonville, Florida 32202 serves as special Florida counsel to Galaxy and has reviewed the portion of this Statement of Additional Information and the Prospectuses with respect to the Florida Municipal Money Market Fund concerning Florida taxes and the description of special considerations relating to Florida Municipal Securities.


                                 CODES OF ETHICS


         Galaxy, Fleet and LFDI have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel subject to the particular Code of Ethic to invest in securities, including securities that may be purchased or held by the Funds, for their own accounts. The Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission's Public Reference Room in Washington, D.C.


                        PERFORMANCE AND YIELD INFORMATION

         The standardized annualized seven-day yields for the Funds are computed by: (1) determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in a Fund having a balance of one share at the beginning of a seven-day period, for which the yield is to be quoted, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and (3) annualizing the results (i.e., multiplying the base period return by (365/7)). The net change in the value of the account in each Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees that are charged by a Fund to all shareholder accounts in proportion to the length of the base period, other than non-recurring account and sales charges. For any account fees that vary with the size of the account, the amount of fees charged is computed with respect to the Fund's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective compound yield quotation for each Fund is computed by adding 1 to the unannualized base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.


         In addition, the Tax-Exempt Money Market, Connecticut Municipal Money Market, Massachusetts Municipal Money Market, New York Municipal Money Market, New Jersey Municipal Money Market and Florida Municipal Money Market Funds may calculate a "tax-equivalent yield." The tax-equivalent yield is computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's computed yield that is not tax-exempt. Tax-equivalent yields assume the payment of federal income taxes at a rate of 38.6%. Tax-equivalent yields of the Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds assume 41.4% and 42.0% combined federal and state tax rates, respectively, and indicate what each Fund would have had to earn to equal its actual yield, assuming that income earned by a Fund is 100% tax-exempt.

         The current yields for the Funds may be obtained by calling Galaxy at 1-866-840-5469.

         For the seven-day period ended October 31, 2002, the annualized yields and effective yields for Retail A Shares of the Money Market, Government Money Market, U.S. Treasury Money Market, Tax-Exempt Money Market, Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds, and the tax-equivalent yield for Retail A Shares of the Tax-Exempt Money Market Fund, Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds, were as set forth below:

                                                                               TAX-
                                                     ANNUALIZED  EFFECTIVE  EQUIVALENT
FUND                                                   YIELD       YIELD       YIELD
----                                                 ----------  ---------  ----------
Money Market                                           1.19%       1.20%        N/A
Government Money Market                                1.10%       1.11%        N/A
U.S. Treasury Money Market                             1.05%       1.06%        N/A
Tax-Exempt Money Market                                1.15%       1.15%       1.87%
Connecticut Municipal Money Market                     1.08%       1.09%       1.84%
Massachusetts Municipal Money Market                   1.12%       1.12%       1.93%



         As of October 31, 2002, the New York Municipal Money Market, New Jersey Municipal Money Market and Florida Municipal Money Market Funds had not yet commenced operations.

         For the seven-day period ended October 31, 2002, the annualized yields and effective yields for Trust Shares of the Money Market, Government Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds, and the tax-equivalent yield for Trust Shares of the Tax-Exempt Money Market Fund were as set forth below:



                                                                               TAX-
                                                     ANNUALIZED  EFFECTIVE  EQUIVALENT
FUND                                                   YIELD       YIELD       YIELD
----                                                 ----------  ---------  ----------
Money Market                                           1.38%       1.39%        N/A
Government Money Market                                1.27%       1.28%        N/A
U.S. Treasury Money Market                             1.20%       1.21%        N/A
Tax-Exempt Money Market                                1.26%       1.27%       2.05%


----------

         The U.S. Treasury Fund may calculate a "state flow through yield," which shows the level of taxable yield needed to produce an after-tax yield equivalent to a particular state's tax-exempt yield achieved by the Fund. The state flow through yield refers to that portion of income that is derived from interest income on direct obligations of the U.S. Government, its agencies or instrumentalities and which qualifies for exemption from state taxes. The yield calculation assumes that 100% of the interest income is exempt from state personal income tax. A state flow through yield is computed by dividing that portion of the Fund's yield which is tax-exempt by one minus a stated income tax rate. Based on the foregoing calculation and assuming, for purposes of illustration, state income tax rates of 3%, 7% and 11%, the state flow through yields for the seven-day period ended October 31, 2002 for Retail A Shares and Trust Shares of the U.S. Treasury Money Market Fund were as set forth below:



SERIES                                                   3%         7%         11%
------                                                   --         --         ---
Retail A Shares                                         1.08%      1.13%      1.18%
Trust Shares                                            1.24%      1.29%      1.35%

         Prime Shares of the Connecticut Municipal Money Market, Massachusetts Municipal Money Market, New York Municipal Money Market, New Jersey Municipal Money Market and Florida Municipal Money Market Funds were not offered prior to the date of this Statement of Additional Information.

TAX-EQUIVALENCY TABLES - CONNECTICUT MUNICIPAL MONEY MARKET, MASSACHUSETTS MUNICIPAL MONEY MARKET, NEW YORK MUNICIPAL MONEY MARKET, NEW JERSEY MUNICIPAL MONEY MARKET AND FLORIDA MUNICIPAL MONEY MARKET FUNDS

         The Connecticut Municipal Money Market, Massachusetts Municipal
Money Market, New York Municipal Money Market and New Jersey Municipal Money Market Funds may use tax-equivalency tables in advertising and sales literature. The interest earned by the Municipal Securities in these Funds' respective portfolios generally remains free from federal regular income tax, from the regular personal income tax imposed by Connecticut, Massachusetts, New York and New Jersey and, with respect to the New York Municipal Money Market Fund, from the New York City personal income tax. Some portion of these Funds' income may, however, be subject to the federal alternative minimum tax and state and local regular or alternative minimum taxes. As the tables below indicate, "tax-free" investments may be attractive choices for investors, particularly in times of narrow spreads between "tax-free" and taxable yields. The tax-exempt yields used here are hypothetical and no assurance can be made that a Fund will obtain any particular yield. A Fund's yield fluctuates as market conditions change.

         The tax brackets and related yield calculations are based upon the expected 2003 state marginal tax rates and the 2003 Federal marginal tax rates adjusted to reflect changes in rates for 2003 as enacted by the Economic Growth and Tax Relief Reconciliation Act of 2001 (the "Act"), which was signed into law on June 7, 2001. As enacted, the Act will reduce Federal marginal tax rates gradually until 2006. The combined Federal and state rate reflects an assumed deduction of the state tax liability. In fact, however, certain limitations on this deductibility may apply. Also, the tables do not reflect the phase out of personal exemptions and itemized deductions, which will apply to certain higher income taxpayers.

         These are not indicators of past or future performance of the Connecticut Municipal Money Market, Massachusetts Municipal Money Market, New York Municipal Money Market and New Jersey Municipal Money Market Funds.

         The Florida Municipal Money Market Fund may also use tax-equivalency tables in advertising and sales literature. Because Florida has no personal income tax, a shareholder's tax-equivalent yield will be determined solely by reference to the shareholder's federal marginal income tax rate. See "Risk/return summary -- Introduction" in the Fund's prospectuses for an explanation and example of the effect of the federal regular income tax exemption in determining tax-equivalent yields. Shares held in the Florida Municipal Money Market Fund are exempt from the Florida intangible personal property tax.


         Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent for each chart. Moreover, the charts do not reflect the possible effect of all items relating to the effective marginal tax rate, such as alternative minimum tax, personal exemptions, tax credits, the phase-out of exemptions or credits, itemized deductions (including the federal deduction for state taxes paid) or the possible partial disallowance of deductions.

         Note: The charts below do not address taxable equivalent yields applicable to married taxpayers filing separate returns or heads of households.

         Investors are urged to consult their own tax advisors as to these matters.

CONNECTICUT: 2003


Equivalency yields: Tax-Exempt


                                              CONNECTICUT TAX-EQUIVALENT
                                    COMBINED  YIELDS**
$TAXABLE INCOME*  STATE    FEDERAL  EFFECTIVE -------------------------------------------------------------------------------------
SINGLE            RATE     RATE     RATE      2.0%   2.5%    3.0%     3.5%   4.0%    4.5%    5.0%    5.5%   6.0%    6.5%     7.0%
-----------------------------------------------------------------------------------------------------------------------------------
$0-6,000          3.00%    10.0%    12.70%    2.29%  2.86%   3.44%    4.01%  4.58%   5.15%   5.73%   6.30%  6.87%   7.45%    8.02%
6,001-10,000      3.00%    15.0%    17.55%    2.43%  3.03%   3.64%    4.24%  4.85%   5.46%   6.06%   6.67%  7.28%   7.88%    8.49%
10,001-28,400     4.50%    15.0%    18.83%    2.46%  3.08%   3.70%    4.31%  4.93%   5.54%   6.16%   6.78%  7.39%   8.01%    8.62%
28,401-68,800     4.50%    27.0%    30.29%    2.87%  3.59%   4.30%    5.02%  5.74%   6.45%   7.17%   7.89%  8.61%   9.32%    10.04%
68,801-143,500    4.50%    30.0%    33.15%    2.99%  3.74%   4.49%    5.24%  5.98%   6.73%   7.48%   8.23%  8.98%   9.72%    10.47%
$141,501-311,950  4.50%    35.0%    37.93%    3.22%  4.03%   4.83%    5.64%  6.44%   7.25%   8.05%   8.86%  9.67%   10.47%   11.28%
Over 311,950      4.50%    38.6%    41.36%    3.41%  4.26%   5.12%    5.97%  6.82%   7.67%   8.53%   9.38%  10.23%  11.09%   11.94%
-----------------------------------------------------------------------------------------------------------------------------------


$TAXABLE INCOME*                    COMBINED  CONNECTICUT TAX-EQUIVALENT YIELDS**
MARRIED FILING    STATE    FEDERAL  EFFECTIVE -------------------------------------------------------------------------------------
JOINTLY           RATE     RATE     RATE      2.0%   2.5%    3.0%     3.5%   4.0%    4.5%    5.0%    5.5%    6.0%    6.5%    7.0%
-----------------------------------------------------------------------------------------------------------------------------------
$0-12,000         3.00%    10.0%    12.70%    2.29%  2.86%   3.44%    4.01%  4.58%   5.15%   5.73%   6.30%   6.87%   7.45%   8.02%
12,001-20,000     3.00%    15.0%    17.550%   2.43%  3.03%   3.64%    4.24%  4.85%   5.46%   6.06%   6.67%   7.28%   7.88%   8.49%
20,001-47,450     4.50%    15.0%    18.83%    2.46%  3.08%   3.70%    4.31%  4.93%   5.54%   6.16%   6.78%   7.39%   8.01%   8.62%
47,451-114,650    4.50%    27.0%    30.29%    2.87%  3.59%   4.30%    5.02%  5.74%   6.45%   7.17%   7.89%   8.61%   9.32%   10.04%
114,651-174,700   4.50%    30.0%    33.15%    2.99%  3.74%   4.49%    5.24%  5.98%   6.73%   7.48%   8.23%   8.98%   9.72%   10.47%
174,701-311,950   4.50%    35.0%    37.93%    3.22%  4.03%   4.83%    5.64%  6.44%   7.25%   8.05%   8.86%   9.67%   10.47%  11.28%
Over 311,950      4.50%    38.6%    41.36%    3.41%  4.26%   5.12%    5.97%  6.82%   7.67%   8.53%   9.38%   10.23%  11.09%  11.94%
-----------------------------------------------------------------------------------------------------------------------------------


* This amount represents taxable income as defined in the Internal Revenue Code. It is assumed that taxable income for Connecticut tax purposes is the same as defined in the Internal Revenue Code. In fact, however, Connecticut taxable income may differ due to differences in exemptions, itemized deductions or other items.
** Each entry represents the taxable yield that is the equivalent to the specified Federal and Connecticut tax-exempt yield for a Connecticut tax payer in the specified income bracket.

MASSACHUSETTS: 2003

Equivalent Yields: Tax-Exempt

                                    COMBINED   MASSACHUSETTS TAX-EQUIVALENT YIELDS**
$TAXABLE           STATE   FEDERAL  EFFECTIVE  -----------------------------------------------------------------------------
INCOME SINGLE*     RATE    RATE     RATE       2.0%   2.5%   3.0%   3.5%   4.0%   4.5%   5.0%   5.5%   6.0%    6.5%    7.0%
----------------------------------------------------------------------------------------------------------------------------
$0-6,000           5.30%   10.0%    14.77%     2.35%  2.93%  3.52%  4.11%  4.69%  5.28%  5.87%  6.45%   7.04%   7.63%   8.21%
6,001-28,400       5.30%   15.0%    19.51%     2.48%  3.11%  3.73%  4.35%  4.97%  5.59%  6.21%  6.83%   7.45%   8.08%   8.70%
28,401-68,800      5.30%   27.0%    30.87%     2.89%  3.62%  4.34%  5.06%  5.79%  6.51%  7.23%  7.96%   8.68%   9.40%  10.13%
68,801-143,500     5.30%   30.0%    33.71%     3.02%  3.77%  4.53%  5.28%  6.03%  6.79%  7.54%  8.30%   9.05%   9.81%  10.56%
143,501-311,950    5.30%   35.0%    38.45%     3.25%  4.06%  4.87%  5.69%  6.50%  7.31%  8.12%  8.94%   9.75%  10.56%  11.37%
Over 311,950       5.30%   38.6%    41.85%     3.44%  4.30%  5.16%  6.02%  6.88%  7.74%  8.60%  9.46%  10.32%  11.18%  12.04%
----------------------------------------------------------------------------------------------------------------------------

$TAXABLE
INCOME                              COMBINED   MASSACHUSETTS TAX-EQUIVALENT YIELDS**
MARRIED FILING     STATE   FEDERAL  EFFECTIVE  -----------------------------------------------------------------------------
JOINTLY            RATE    RATE     RATE       2.0%   2.5%   3.0%   3.5%   4.0%   4.5%   5.0%   5.5%   6.0%    6.5%    7.0%
----------------------------------------------------------------------------------------------------------------------------
$0-12,000          5.30%   10.0%    14.77%     2.35%  2.93%  3.52%  4.11%  4.69%  5.28%  5.87%  6.45%   7.04%   7.63%   8.21%
12,001-47,450      5.30%   15.0%    19.51%     2.48%  3.11%  3.73%  4.35%  4.97%  5.59%  6.21%  6.83%   7.45%   8.08%   8.70%
47,451-114,650     5.30%   27.0%    30.87%     2.89%  3.62%  4.34%  5.06%  5.79%  6.51%  7.23%  7.96%   8.68%   9.40%  10.13%
114,651-174,700    5.30%   30.0%    33.71%     3.02%  3.77%  4.53%  5.28%  6.03%  6.79%  7.54%  8.30%   9.05%   9.81%  10.56%
174,701-311,950    5.30%   35.0%    38.45%     3.25%  4.06%  4.87%  5.69%  6.50%  7.31%  8.12%  8.94%   9.75%  10.56%  11.37%
Over 311,950       5.30%   38.6%    41.85%     3.44%  4.30%  5.16%  6.02%  6.88%  7.74%  8.60%  9.46%  10.32%  11.18%  12.04%
----------------------------------------------------------------------------------------------------------------------------

* This amount represents taxable income as defined in the Internal Revenue Code. It is assumed that taxable income for Massachusetts tax purposes is the same as defined in the Internal Revenue Code. In fact, however, Massachusetts taxable income may differ due to differences in exemptions, itemized deductions or other items.
** Each entry represents the taxable yield that is the equivalent to the specified Federal and Massachusetts tax-exempt yield for a Massachusetts tax payer in the specified income bracket.

NEW YORK STATE AND CITY: 2003


Equivalent yields: Tax-exempt


                                                      NEW YORK   NEW YORK
                                                      STATE AND  STATE CITY AND
                                   STATE              FEDERAL    FEDERAL
$TAXABLE INCOME*   CITY     STATE  CITY      FEDERAL  EFFECTIVE  EFFECTIVE
SINGLE             RATE***  RATE   COMBINED  RATE     RATE       RATE***
-------------------------------------------------------------------------------
$0-6,000           2.907%   4.00%   6.91%    10.0%       13.6%   16.2163%
$6,001-8,000       2.907%   4.00%   6.91%    15.0%       18.4%   20.8710%
$8,001-11,000      2.907%   4.50%   7.41%    15.0%     18.825%   21.2960%
$11,001-12,000     2.907%   5.25%   8.16%    15.0%    19.4625%   21.9335%
$12,001-13,000     3.534%   5.25%   8.78%    15.0%    19.4625%   22.4664%
$13,001-20,000     3.534%   5.90%   9.43%    15.0%     20.015%   23.0189%
$20,001-25,000     3.534%   6.85%  10.38%    15.0%    20.8225%   23.8264%
$25,001-28,400     3.591%   6.85%  10.44%    15.0%    20.8225%   23.8749%
$28,401-50,000     3.591%   6.85%  10.44%    27.0%    32.0005%   34.6219%
$50,001-68,800     3.648%   6.85%  10.50%    27.0%    32.0005%   34.6635%
$68,801-143,500    3.648%   6.85%  10.50%    30.0%    34.7950%   37.3486%
143,501-311,950    3.648%   6.85%  10.50%    35.0%    39.4525%   41.8237%
Over 311,950       3.648%   6.85%  10.50%    38.6%    42.8059%   45.0458%
-------------------------------------------------------------------------------

                   NEW YORK TAX EQUIVALENT YIELDS:****
$TAXABLE INCOME*   ---------------------------------------------------------------------------------------------
SINGLE             2.0%     2.5%    3.0%    3.5%    4.0%      4.5%     5.0%     5.5%     6.0%     6.5%     7.0%
----------------------------------------------------------------------------------------------------------------
$0-6,000           2.39%    2.98%   3.58%   4.18%   4.77%     5.37%    5.97%    6.56%    7.16%    7.76%    8.35%
$6,001-8,000       2.53%    3.16%   3.79%   4.42%   5.06%     5.69%    6.32%    6.95%    7.58%    8.21%    8.85%
$8,001-11,000      2.54%    3.18%   3.81%   4.45%   5.08%     5.72%    6.35%    6.99%    7.62%    8.26%    8.89%
$11,001-12,000     2.56%    3.20%   3.84%   4.48%   5.12%     5.76%    6.40%    7.05%    7.69%    8.33%    8.97%
$12,001-13,000     2.58%    3.22%   3.87%   4.51%   5.16%     5.80%    6.45%    7.09%    7.74%    8.38%    9.03%
$13,001-20,000     2.60%    3.25%   3.90%   4.55%   5.20%     5.85%    6.50%    7.14%    7.79%    8.44%    9.09%
$20,001-25,000     2.63%    3.28%   3.94%   4.59%   5.25%     5.91%    6.56%    7.22%    7.88%    8.53%    9.19%
$25,001-27,950     2.63%    3.28%   3.94%   4.60%   5.25%     5.91%    6.57%    7.22%    7.88%    8.54%    9.20%
$27,951-50,000     3.06%    3.82%   4.59%   5.35%   6.12%     6.88%    7.65%    8.41%    9.18%    9.94%   10.71%
$50,001-67,700     3.06%    3.83%   4.59%   5.36%   6.12%     6.89%    7.65%    8.42%    9.18%    9.95%   10.71%
$67,701-141,250    3.19%    3.99%   4.79%   5.59%   6.38%     7.18%    7.98%    8.78%    9.58%   10.37%   11.17%
141,251-307,050    3.44%    4.30%   5.16%   6.02%   6.88%     7.74%    8.59%    9.45%   10.31%   11.17%   12.03%
Over 307,050       3.64%    4.55%   5.46%   6.37%   7.28%     8.19%    9.10%   10.01%   10.92%   11.83%   12.74%
----------------------------------------------------------------------------------------------------------------

                                                        NEW YORK
$TAXABLE INCOME*                     STATE              STATE AND       NEW YORK STATE
MARRIED FILING     CITY      STATE   CITY      FEDERAL  FEDERAL         CITY AND FEDERAL
JOINTLY            RATE***   RATE    COMBINED  RATE     EFFECTIVE RATE  EFFECTIVE RATE***
-----------------------------------------------------------------------------------------
$0-12,000          2.907%    4.00%    6.91%    10.0%    13.6%           16.2163%
$12,001-16,000     2.907%    4.00%    6.91%    15.0%    18.4%           20.8710%
$16,001-21,600     2.907%    4.50%    7.41%    15.0%    18.825%         21.2960%
$21,601-22,000     3.534%    4.50%    8.03%    15.0%    18.825%         21.8289%
$22,001-26,000     3.534%    5.25%    8.78%    15.0%    19.4625%        22.4664%
$26,001-40,000     3.534%    5.90%    9.43%    15.0%    20.0150%        23.0189%
$40,001-45,000     3.534%    6.85%   10.38%    15.0%    20.8225%        23.8264%
$45,001-47,450     3.591%    6.85%   10.44%    15.0%    20.8225%        23.8749%
$47,451-90,000     3.591%    6.85%   10.44%    27.0%    32.0005%        34.6219%
$90,001-114,650    3.648%    6.85%   10.50%    27.0%    32.0005%        34.6635%
$114,651-174,700   3.648%    6.85%   10.50%    30.0%    34.7950%        37.3486%
$174,701-311,950   3.648%    6.85%   10.50%    35.0%    39.4525%        41.8237%
Over 311,950       3.648%    6.85%   10.50%    38.6%    42.8059%        45.0458%
-----------------------------------------------------------------------------------------

$TAXABLE INCOME*   NEW YORK TAX EQUIVALENT YIELDS:****
MARRIED FILING     -------------------------------------------------------------------------------------------------
JOINTLY            2.0%      2.5%      3.0%       3.5%    4.0%     4.5%     5.0%     5.5%     6.0%    6.5%     7.0%
--------------------------------------------------------------------------------------------------------------------
$0-12,000          2.39%     2.98%     3.58%      4.18%   4.77%    5.37%    5.97%     6.56%    7.16%   7.76%    8.35%
$12,001-16,000     2.53%     3.16%     3.79%      4.42%   5.06%    5.69%    6.32%     6.95%    7.58%   8.21%    8.85%
$16,001-21,600     2.54%     3.18%     3.81%      4.45%   5.08%    5.72%    6.35%     6.99%    7.62%   8.26%    8.89%
$21,601-22,000     2.56%     3.20%     3.84%      4.48%   5.12%    5.76%    6.40%     7.04%    7.68%   8.32%    8.95%
$22,001-26,000     2.58%     3.22%     3.87%      4.51%   5.16%    5.80%    6.45%     7.09%    7.74%   8.38%    9.03%
$26,001-40,000     2.60%     3.25%     3.90%      4.55%   5.20%    5.85%    6.50%     7.14%    7.79%   8.44%    9.09%
$40,001-45,000     2.63%     3.28%     3.94%      4.59%   5.25%    5.91%    6.56%     7.22%    7.88%   8.53%    9.19%
$45,001-47,450     2.63%     3.28%     3.94%      4.60%   5.25%    5.91%    6.57%     7.22%    7.88%   8.54%    9.20%
$47,451-90,000     3.06%     3.82%     4.59%      5.35%   6.12%    6.88%    7.65%     8.41%    9.18%   9.94%   10.71%
$90,001-114,650    3.06%     3.83%     4.59%      5.36%   6.12%    6.89%    7.65%     8.42%    9.18%   9.95%   10.71%
$114,651-174,700   3.19%     3.99%     4.79%      5.59%   6.38%    7.18%    7.98%     8.78%    9.58%  10.37%   11.17%
$174,701-311,950   3.44%     4.30%     5.16%      6.02%   6.88%    7.74%    8.59%     9.45%   10.31%  11.17%   12.03%
Over 311,950       3.64%     4.55%     5.46%      6.37%   7.28%    8.19%    9.10%    10.01%   10.92%  11.83%   12.74%
--------------------------------------------------------------------------------------------------------------------


* This amount represents taxable income as defined in the Internal Revenue Code. It is assumed that taxable income as defined in the Internal Revenue Code is the same as under the New York State or City Personal Income Tax law; however, New York state or city taxable income may differ due to differences in exemptions, itemized deductions, and other items.


** For federal tax purposes, these combined rates reflect the applicable marginal rates for 2003, including indexing for inflation. These rates include the effect of deducting state and city taxes on your Federal return. For New York purposes, these combined rates reflect the New York State and New York City tax and surcharge rates for 2003.

*** The New York City rate is comprised of the tax base rate and city surcharge for 2003.


**** These represent New York State, City, and Federal Equivalent Yields

NEW JERSEY: 2003

Equivalent yields: Tax-exempt



                                   NEW
                                   JERSEY &   NEW JERSEY TAX EQUIVALENT
$TAXABLE                           FEDERAL    YIELDS.**
INCOME*           STATE   FEDERAL  EFFECTIVE  -------------------------------------------------------------------------------------
SINGLE            RATE    RATE     RATE       2.0%    2.5%    3.0%   3.5%    4.0%    4.5%    5.0%    5.5%     6.0%     6.5%    7.0%
-----------------------------------------------------------------------------------------------------------------------------------
$0-6,000           1.40%  10.0%    11.26%     2.25%   2.82%   3.38%  3.94%   4.51%   5.07%   5.63%   6.20%    6.76%    7.32%   7.89%
6,001-20,000       1.40%  15.0%    16.19%     2.39%   2.98%   3.58%  4.18%   4.77%   5.37%   5.97%   6.56%    7.16%    7.76%   8.35%
20,001-28,400      1.75%  15.0%    16.49%     2.39%   2.99%   3.59%  4.19%   4.79%   5.39%   5.99%   6.59%    7.18%    7.78%   8.38%
28,401-35,000      1.75%  27.0%    28.28%     2.79%   3.49%   4.18%  4.88%   5.58%   6.27%   6.97%   7.67%    8.37%    9.06%   9.76%
35,001-40,000      3.50%  27.0%    29.56%     2.84%   3.55%   4.26%  4.97%   5.68%   6.39%   7.10%   7.81%    8.52%    9.23%   9.94%
40,001-68,800     5.525%  27.0%    31.03%     2.90%   3.62%   4.35%  5.07%   5.80%   6.52%   7.25%   7.97%    8.70%    9.42%  10.15%
68,801-75,000     5.525%  30.0%    33.87%     3.02%   3.78%   4.54%  5.29%   6.05%   6.80%   7.56%   8.32%    9.07%    9.83%  10.58%
75,001-143,500     6.37%  30.0%    34.46%     3.05%   3.81%   4.58%  5.34%   6.10%   6.87%   7.63%   8.39%    9.15%    9.92%  10.68%
143,501-311,950    6.37%  35.0%    39.14%     3.29%   4.11%   4.93%  5.75%   6.57%   7.39%   8.22%   9.04%    9.86%   10.68%  11.50%
Over 311,950       6.37%  38.6%    42.51%     3.48%   4.35%   5.22%  6.09%   6.96%   7.83%   8.70%   9.57%   10.44%   11.31%  12.18%
-----------------------------------------------------------------------------------------------------------------------------------



                                   NEW
                                   JERSEY &   NEW JERSEY TAX EQUIVALENT
                                   FEDERAL    YIELDS.**
$TAXABLE INCOME*  STATE   FEDERAL  EFFECTIVE  ------------------------------------------------------------------------------------
MARRIED JOINTLY   RATE    RATE     RATE       2.0%    2.5%    3.0%    3.5%    4.0%    4.5%    5.0%    5.5%    6.0%    6.5%    7.0%
----------------------------------------------------------------------------------------------------------------------------------
$0-12,000          1.40%  10.0%    11.26%     2.25%   2.82%   3.38%   3.94%   4.51%   5.07%   5.63%   6.20%   6.76%   7.32%   7.89%
12,001-20,000      1.40%  15.0%    16.19%     2.39%   2.98%   3.58%   4.18%   4.77%   5.37%   5.97%   6.56%   7.16%   7.76%   8.35%
20,001-47,450      1.75%  15.0%    16.49%     2.39%   2.99%   3.59%   4.19%   4.79%   5.39%   5.99%   6.59%   7.18%   7.78%   8.38%
47,451-50,000      1.75%  27.0%    28.28%     2.79%   3.49%   4.18%   4.88%   5.58%   6.27%   6.97%   7.67%   8.37%   9.06%   9.76%
50,001-70,000      2.45%  27.0%    28.79%     2.81%   3.51%   4.21%   4.91%   5.62%   6.32%   7.02%   7.72%   8.43%   9.13%   9.83%
70,001-80,000      3.50%  27.0%    29.56%     2.84%   3.55%   4.26%   4.97%   5.68%   6.39%   7.10%   7.81%   8.52%   9.23%   9.94%
80,001-114,650    5.525%  27.0%    31.03%     2.90%   3.62%   4.35%   5.07%   5.80%   6.52%   7.25%   7.97%   8.70%   9.42%  10.15%
114,651-150,000   5.525%  30.0%    33.87%     3.02%   3.78%   4.54%   5.29%   6.05%   6.80%   7.56%   8.32%   9.07%   9.83%  10.58%
150,001-174,700    6.37%  30.0%    34.46%     3.05%   3.81%   4.58%   5.34%   6.10%   6.87%   7.63%   8.39%   9.15%   9.92%  10.68%
174,701-311,950    6.37%  35.0%    39.14%     3.29%   4.11%   4.93%   5.75%   6.57%   7.39%   8.22%   9.04%   9.86%  10.68%  11.50%
Over 311,950       6.37%  38.6%    42.51%     3.48%   4.35%   5.22%   6.09%   6.96%   7.83%   8.70%   9.57%  10.44%  11.31%  12.18%
----------------------------------------------------------------------------------------------------------------------------------



* This amount represents taxable income as defined in the Internal Revenue Code. It is assumed that taxable income for New Jersey tax purposes is the same as defined in the Internal Revenue Code. In fact, however, New Jersey taxable income may differ due to differences in exemptions, itemized deductions and other items.

** Each entry represents the taxable yield that is the equivalent to the specified Federal and New Jersey tax-exempt yield for a New Jersey taxpayer in the specified income bracket.

FLORIDA: 2003

Equivalent yields: Tax-Exempt



$TAXABLE                  FEDERAL    FLORIDA TAX-EQUIVALENT YIELDS**
INCOME*          FEDERAL  EFFECTIVE  -------------------------------------------------------------------------------------------
SINGLE           RATE     RATE       2.0%       2.5%       3.0%    3.5%    4.0%    4.5%    5.0%    5.5%    6.0%    6.5%    7.0%
--------------------------------------------------------------------------------------------------------------------------------
$0-6,000         10.0%    10.0%      2.22%      2.78%      3.33%   3.89%   4.44%   5.00%   5.56%   6.11%   6.67%    7.22%   7.78%
6,001-28,400     15.0%    15.0%      2.35%      2.94%      3.53%   4.12%   4.71%   5.29%   5.88%   6.47%   7.06%    7.65%   8.24%
28,401-68,800    27.0%    27.0%      2.74%      3.42%      4.11%   4.79%   5.48%   6.16%   6.85%   7.53%   8.22%    8.90%   9.59%
68,801-143,500   30.0%    30.0%      2.86%      3.57%      4.29%   5.00%   5.71%   6.43%   7.14%   7.86%   8.57%    9.29%  10.00%
143,501-311,950  35.0%    35.0%      3.08%      3.85%      4.62%   5.38%   6.15%   6.92%   7.69%   8.46%   9.23%   10.00%  10.77%
Over 311,950     38.6%    38.6%      3.26%      4.07%      4.89%   5.70%   6.51%   7.33%   8.14%   8.96%   9.77%   10.59%  11.40%
--------------------------------------------------------------------------------------------------------------------------------



$TAXABLE
INCOME*                   FEDERAL    FLORIDA TAX-EQUIVALENT YIELDS**
MARRIED FILING   FEDERAL  EFFECTIVE  -----------------------------------------------------------------------------------
JOINTLY          RATE     RATE       2.0%   2.5%    3.0%    3.5%    4.0%    4.5%    5.0%   5.5%    6.0%    6.5%    7.0%
------------------------------------------------------------------------------------------------------------------------
$0-12,000        10.0%    10.0%      2.22%  2.78%   3.33%   3.89%   4.44%   5.00%   5.56%  6.11%   6.67%    7.22%   7.78%
12,001-47,450    15.0%    15.0%      2.35%  2.94%   3.53%   4.12%   4.71%   5.29%   5.88%  6.47%   7.06%    7.65%   8.24%
47,451-114,650   27.0%    27.0%      2.74%  3.42%   4.11%   4.79%   5.48%   6.16%   6.85%  7.53%   8.22%    8.90%   9.59%
114,651-174,700  30.0%    30.0%      2.86%  3.57%   4.29%   5.00%   5.71%   6.43%   7.14%  7.86%   8.57%    9.29%  10.00%
174,701-311,950  35.0%    35.0%      3.08%  3.85%   4.62%   5.38%   6.15%   6.92%   7.69%  8.46%   9.23%   10.00%  10.77%
Over 311,950     38.6%    38.6%      3.26%  4.07%   4.89%   5.70%   6.51%   7.33%   8.14%  8.96%   9.77%   10.59%  11.40%
------------------------------------------------------------------------------------------------------------------------



*    This amount represents taxable income as defined in the Internal Revenue
     Code.
** Each entry represents the taxable yield that is the equivalent to the specified Federal tax-exempt yield for a Florida taxpayer in the specified income bracket

PERFORMANCE REPORTING


         From time to time, in advertisements or in reports to shareholders, the yields of the Funds, as a measure of their performance, may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is reported in national financial publications such as MONEY FUND REPORT(R), a widely recognized independent publication that monitors the performance of mutual funds. Also, the Funds' yield data may be reported in national financial publications including, but not limited to, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, and THE NEW YORK TIMES, or in publications of a local or regional nature. The performance of the Money Market, Government Money Market and U.S. Treasury Money Market Funds may also be compared to the average yields reported by the BANK RATE MONITOR for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas. Yield data will be calculated separately for Trust Shares and Retail A Shares of the Money Market, Government Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds and for Retail A Shares and Prime Shares of the Connecticut Municipal Money Market, Massachusetts Municipal Money Market, New York Municipal Money Market, New Jersey Municipal Money Market and Florida Municipal Money Market Funds.


         The yield of a Fund refers to the income generated over a seven-day period identified in the advertisement and is calculated as described above. Each Fund may also advertise its "effective yield" which is calculated as described above. The "effective yield" will be slightly higher because of the compounding effect of the assumed reinvestment. Also, each Tax-Exempt Money Market Fund may from time to time advertise a "tax-equivalent yield" to demonstrate the level of taxable yield necessary to produce an after-tax yield equivalent to that achieved by the Fund. The "tax-equivalent yield" is computed as described above. The U.S. Treasury Money Market Fund may also advertise a "state flow through yield," as discussed above.

         The Funds' yields will fluctuate and any quotation of yield should not be considered as representative of the future performance of the Funds. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged directly by institutions to accounts of customers that have invested in shares of a Fund will not be included in calculations of yield.

         The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.

                                  MISCELLANEOUS

         As used in this Statement of Additional Information, "assets belonging to" a particular Fund or series of a Fund means the consideration received by Galaxy upon the issuance of shares in that particular Fund or series of the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds and a portion of any general assets of Galaxy not belonging to a particular series or Fund. In determining the net asset value of a particular series of a Fund, assets belonging to the particular series of the Fund are charged with the direct liabilities in respect of that series and with a share of the general liabilities of Galaxy, which are allocated in proportion to the relative asset values of the respective series and Funds at the time of allocation. Subject to the provisions of Galaxy's Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular series or Fund, are conclusive.

         Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by independent certified public accountants.

         A "vote of the holders of a majority of the outstanding shares" of a particular Fund or a particular series of shares in a Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in an investment objective or fundamental investment policy, the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund or such series of shares, or (b) 67% or more of the shares of such Fund or such series of shares present at a meeting if more than 50% of the outstanding shares of such Fund or such series of shares are represented at the meeting in person or by proxy.

         As of February 4, 2003, the name, address and percentage ownership of the entities or persons that held of record or beneficially 5% or more of the outstanding shares of each class of Galaxy's investment portfolios were as follows:



                                                    PERCENT
REGISTRATION NAME                                   OWNERSHIP
-------------------------------------------------------------
MONEY MARKET FUND
      TRUST SHARES
      Fleet National Bank                            96.30%
      P.O. Box 92800
      Rochester, NY 14692-8900

      Stable Asset Fund
      c/o Norstar Trust Company
      Gales & Co.
      159 East Main
      Rochester, NY 14638                             9.43%

TAX-EXEMPT MONEY MARKET FUND
      TRUST SHARES
      Fleet National Bank                            99.96%
      P.O. Box 92800
      Rochester, NY 14692-8900

GOVERNMENT MONEY MARKET FUND
      TRUST SHARES
      Fleet National Bank                            96.53%
      P.O. Box 92800
      Rochester, NY 14692-8900

      AMS Trust Account
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638                            15.56%

U.S. TREASURY MONEY MARKET FUND
      TRUST SHARES
      Fleet National Bank                            99.34%
      P.O. Box 92800
      Rochester, NY 14692-8900

      Loring Walcott Client Sweep Acct
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638                            23.62%

      Celgene Corp
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638                             9.05%

      Tufts Assoc HMO Inc.
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638                             8.31%

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
      CLASS I SHARES
      Fleet National Bank                           100.00%
      P.O. Box 92800
      Rochester, NY 14692-8900

      Preferred Care Restricted
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638                             8.31%

                                                    PERCENT
REGISTRATION NAME                                   OWNERSHIP
-------------------------------------------------------------
      Support Services Premium Trust Fd
      Aeroplex Inc. CAPFOC
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638                             6.90%

      Aeroplex Inc. CAPFOC
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638                             7.57%

  MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
      RETAIL A SHARES
      Fleet National Bank                            43.53%
      P.O. Box 92800
      Rochester, NY 14692-8900

      U.S. Clearing A Division of Fleet
      Securities Inc.                                21.72%
      26 Broadway
      New York, NY 10004-1703

  CONNECTICUT MUNICIPAL MONEY MARKET FUND
      RETAIL A SHARES
      Fleet National Bank                            50.35%
      P.O. Box 92800
      Rochester, NY 14692-8900

INSTITUTIONAL TREASURY MONEY MARKET FUND
      CLASS I SHARES
      Fleet National Bank                            14.44%
      P.O. Box 92800
      Rochester, NY 14692-8900

      Bob & Co.                                       8.35%
      Treasury Attn: A.J. Ferullo
      100 Federal Street
      Mailstop MADE10013E
      Boston, MA 02110-1802

      Fleet Bank Omnibus                             74.21%
      150 Windsor Street
      Mailstop CT/EH/40504K
      CAS Operations
      Hartford, CT 06120

      CLASS II SHARES
      FIM Funding, Inc.                             100.00%
      Attn: Rebecca Morse
      150 Federal Street, 4th Floor
      Mailstop MADE11513G
      Boston, MA 02110

      CLASS III SHARES
      Bob & Co.                                      99.19%
      Treasury Attn: A.J. Ferullo
      100 Federal Street
      Mailstop MADE10013E
      Boston, MA 02110-1802

INSTITUTIONAL MONEY MARKET FUND
      CLASS I SHARES
      Fleet National Bank                            75.83%
      P.O. Box 92800
      Rochester, NY 14692-8900

      Bob & Co.                                      20.12%
      Treasury Attn: A.J. Ferullo
      100 Federal Street
      Mailstop MADE10013E
      Boston, MA 02110-1802

                                                    PERCENT
REGISTRATION NAME                                   OWNERSHIP
-------------------------------------------------------------
      Costco Wholesale
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638                             5.61%

      CLASS II SHARES
      Bob & Co.                                      99.90%
      Treasury Attn: A.J. Ferullo
      100 Federal Street
      Mailstop MADE10013E
      Boston, MA 02110-1802

      CLASS III SHARES
      Bob & Co.                                      99.51%
      Treasury Attn: A.J. Ferullo
      100 Federal Street
      Mailstop MADE10013E
      Boston, MA 02110-1802

      Preferred Care Restricted
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638                             8.31%

      Support Services Premium Trust Fd
      Aeroplex Inc. CAPFOC
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638                            6.90%

      Aeroplex Inc. CAPFOC
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638                            7.57%

      PRIME RESERVES
      U.S. Clearing Corp.                           100.00%
      26 Broadway
      New York, NY 10004-1703

      GOVERNMENT RESERVES
      U.S. Clearing Corp.                           100.00%
      26 Broadway
      New York, NY 10004-1703

      TAX-EXEMPT RESERVES
      U.S. Clearing Corp.                           100.00%
      26 Broadway
      New York, NY 10004-1703

                              FINANCIAL STATEMENTS


         Galaxy's Annual Report to Shareholders with respect to the Funds for the fiscal year ended October 31, 2002 has been filed with the SEC. The financial statements contained in such Annual Report are incorporated by reference into this Statement of Additional Information. The financial statements and financial highlights for the Funds for the fiscal years ended October 31, 2002, 2001, 2000 and 1999 have been audited by Galaxy's independent auditors, Ernst & Young LLP, whose report thereon also appears in such Annual Report and is incorporated herein by reference. The financial statements in such Annual Report have been incorporated herein by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The information in the Annual Report for the fiscal years ended on or before October 31, 1998 was audited by Galaxy's former auditors.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

SHORT-TERM CREDIT RATINGS

         A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

         "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt.

These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.

LONG-TERM CREDIT RATINGS

         The following summarizes the ratings used by Standard & Poor's for long-term issues:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - A subordinated debt obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

         PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS

STANDARD & POOR'S

     CREDITWATCH: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

     RATING OUTLOOK: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

         -  Positive means that a rating may be raised.
         -  Negative means that a rating may be lowered.
         -  Stable means that a rating is not likely to change.
         -  Developing means a rating may be raised or lowered.
         -  N.M. means not meaningful.

MOODY'S

     WATCHLIST: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Service, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

FITCH

     WITHDRAWN: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     RATING WATCH: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.


     RATING OUTLOOK: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.


MUNICIPAL NOTE RATINGS

         A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

                                 THE GALAXY FUND

                                    FORM N-1A

PART C.  OTHER INFORMATION

Item 23. Exhibits

              (a)  (1)  Declaration of Trust dated March 31, 1986.(3)

                   (2) Amendment No. 1 to the Declaration of Trust dated as of April 26, 1988.(3)

                   (3) Certificate of Classification of Shares pertaining to Class A shares and Class B shares.(3)

                   (4) Certificate of Classification of Shares pertaining to Class C shares; Class D shares; and Class E shares.(3)

                   (5) Certificate of Classification of Shares pertaining to Class C - Special Series 1 shares and Class D - Special Series 1 shares.(3)

                   (6) Certificate of Classification of Shares pertaining to Class F shares; Class G - Series 1 shares; Class G - Series 2 shares; Class H - Series 1 shares; Class H - Series 2 shares; Class I - Series 1 shares; Class I - Series 2 shares; Class J - Series 1 shares; and Class J
                        - Series 2 shares.(3)

                   (7) Certificate of Classification of Shares pertaining to Class K - Series 1 shares; Class K - Series 2 shares; Class L - Series 1 shares; Class L - Series 2 shares; Class M - Series 1 shares; Class M - Series 2 shares; Class N - Series 1 shares; Class N - Series 2 shares; Class O - Series 1 shares; and Class O - Series 2 shares.(3)

                   (8) Certificate of Classification of Shares pertaining to Class P - Series 1 shares; Class P - Series 2 shares; Class Q - Series 1 shares; Class Q - Series 2 shares; Class R - Series 1 shares; Class R - Series 2 shares; and Class S shares.(3)

                   (9) Certificate of Classification of Shares pertaining to Class T - Series 1 shares and Class T - Series 2 shares.(3)

                   (10) Certificate of Classification of Shares pertaining to
                        Class U - Series 1 shares and Class U - Series 2 shares; Class V shares; Class W shares; and Class X - Series 1 shares and Class X - Series 2 shares.(6)

                   (11) Certificate of Classification of Shares pertaining to
                        Class C - Special Series 2 shares; Class H - Series 3 shares; Class J - Series 3 shares; Class K - Series 3 shares; Class L - Series 3 shares; Class M - Series 3 shares; Class N - Series 3 shares; and Class U - Series 3 shares.(6)

                   (l2) Certificate of Classification of Shares pertaining to
                        Class A - Special Series 2 shares.(6)

                   (13) Certificate of Classification of Shares pertaining to
                        Class Y - Series 1 shares and Class Y - Series 2 shares; Class Z - Series 1 shares, Class Z - Series 2 shares and Class Z - Series 3 shares; and Class AA - Series 1 shares, Class AA - Series 2 shares and Class AA - Series 3 shares.(6)

                   (14) Certificate of Classification of Shares pertaining to
                        Class BB shares; Class CC shares; and Class DD shares.(6)

                   (15) Certificate of Classification of Shares pertaining to
                        Class D - Special Series 2 shares; Class G - Series 3 shares; Class I - Series 3 shares; and Class X - Series 3 shares.(6)

                   (16) Certificate of Classification of Shares pertaining to
                        Class C - Special Series 3 shares; Class C - Special Series 4 shares; Class D - Special Series 3 shares; Class D - Special Series 4 shares; Class G - Series 4 shares; Class G - Series 5 shares; Class H - Series 4 shares; Class H - Series 5 shares; Class I - Series 4 shares; Class I - Series 5 shares; Class J - Series 4 shares; Class J - Series 5 shares; Class K - Series 4 shares; Class K - Series 5 shares; Class L - Series 4 shares; Class L - Series 5 shares; Class M - Series 4 shares; Class M - Series 5 shares; Class N - Series 4 shares; Class N - Series 5 shares; Class U - Series 4 shares; Class U - Series 5 shares; Class X - Series 4 shares; Class X - Series 5 shares; Class AA - Series 4 shares; and Class AA - Series 5 shares.(6)

                   (17) Certificate of Classification of Shares pertaining to
                        Class EE - Series 1 shares and Class EE - Series 2 shares; Class V - Special Series 1 shares; and Class W - Special Series 1 shares.(9)

                   (18) Certificate of Classification of Shares pertaining to
                        Class A - Special Series 3 shares; Class F - Special Series 2 shares; Class E - Special Series 2 shares; Class L - Series 6 shares; Class D - Special Series 5 shares; Class J - Series 6 shares; Class R - Series 3 shares; Class N - Series 6 shares; Class U - Series 6 shares; Class H - Series 6 shares; and Class G - Series 6 shares.(10)

                   (19) Certificate of Classification of Shares pertaining to
                        Class FF shares; Class GG shares; Class HH - Series 1 shares and Class HH - Series 2 shares; Class II shares; Class JJ - Series 1 shares, Class JJ - Series 2 shares and Class JJ - Series 3 shares; Class KK - Series 1 shares, Class KK - Series 2 shares and Class KK - Series 3 shares; Class LL - Series 1 shares, Class LL - Series 2 shares and Class LL - Series 3 shares; and Class MM - Series 1 shares, Class MM - Series 2 shares and Class MM
                        - Series 3 shares.(11)

                   (20) Certificate of Classification of Shares pertaining to
                        Class MM - Series 4 shares.(13)

                   (21) Certificate of Classification of Shares pertaining to
                        Class NN-Series 1 shares, Class NN-Series 2 shares, and Class NN-Series 3 shares.(13)

                   (22) Certificate of Classification of Shares pertaining to
                        Class NN-Series 4 shares and Class NN- Series 5 shares.(14)

                   (23) Certificate of Classification of Shares pertaining to
                        Class OO - Series 1 shares, Class OO - Series 2 shares, Class OO - Series 3 shares, Class OO - Series 4 shares and Class OO - Series 5 shares; Class PP - Series 1 shares, Class PP - Series 2 shares, Class PP - Series 3 shares, Class PP - Series 4 shares and Class PP - Series 5 shares; Class QQ - Series 1 shares, Class QQ - Series 2 shares, Class QQ - Series 3 shares, Class QQ - Series 4 shares and Class QQ - Series 5 shares; Class P- Series 3 shares; Class KK - Series 4 shares; Class Q - Series 3 shares; Class LL - Series 4 shares; Class O - Series 3 shares; Class R - Series 4 shares; and Class JJ - Series 4 shares.(16)

                   (24) Certificate of Classification of Shares pertaining to
                        Class Y - Series 3 shares; Class FF - Special Series 1 and Class FF - Special Series 2 shares; Class GG -Special Series 1 shares and Class GG-Special Series 2 shares.(17)

                   (25) Certificate of Classification of Shares pertaining to
                        Class RR-Series 1 shares, Class RR - Series 2 shares and Class RR - Series 3 shares; Class SS- Series 1 shares, Class SS - Series 2 shares and Class SS - Series 3 shares; and Class TT - Series 1 shares, Class TT - Series 2 shares and Class TT - Series 3 shares.(19)

                   (26) Certificate of Classification of Shares pertaining to
                        Class UU - Series 1 shares, Class UU - Series 2 shares, Class VV - Series 1 shares, Class VV - Series 2 shares, Class WW - Series 1 shares, Class WW - Series 2 shares, Class WW - Series 3 shares, and

                        Class S - Special Series 1 shares and Class S - Special Series 2 shares.(21)

              (b)  (1)  Code of Regulations.(3)

                   (2) Amendment to the Code of Regulations adopted on December 14, 2000.(18)

                   (3) Amendment to the Code of Regulations adopted on March 1, 2001.(18)

              (c)  (1)  Article V, Section 5.1, and Article VIII, Section 8.1,
                        of Registrant's Declaration of Trust incorporated herein by reference as Exhibit (a)(1), and Amendment No. 1 to Registrant's Declaration of Trust incorporated herein by reference as Exhibit (a)(2).

              (d)  (1)  Advisory Agreement between the Registrant and Fleet
                        Investment Advisors Inc. with respect to the Money Market, Government, U.S. Treasury, Tax-Exempt, Institutional Government Money Market (formerly Institutional Treasury Money Market), Short-Term Bond, Intermediate Government Income (formerly Intermediate
                        Bond), Corporate Bond, High Quality Bond, Tax-Exempt Bond, New York Municipal Bond, Connecticut Municipal Bond, Massachusetts Municipal Bond, Rhode Island Municipal Bond, Equity Value, Equity Growth, Equity Income, International Equity, Small Company Equity and Asset Allocation Funds dated as of May 19, 1994.(2)

                   (2) Addendum No. 1 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Connecticut Municipal Money Market, Massachusetts Municipal Money Market, Growth and Income and Small Cap Value Funds dated as of December 1, 1995.(1)

                   (3) Addendum No. 2 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the New Jersey Municipal Bond Fund, MidCap Equity Fund and Strategic Equity Fund dated as of March 3, 1998.(4)

                   (4) Addendum No. 3 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves dated as of September 18, 1998.(6)

                   (5) Addendum No. 4 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Institutional Money Market Fund, Institutional Treasury Money Market Fund, Florida Municipal Bond Fund, Intermediate Tax-Exempt

                        Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II dated as of June 23, 2000.(16)

                   (6) Addendum No. 5 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Pan Asia Fund dated as of September 5, 2000.(16)

                   (7) Addendum No. 6 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Pennsylvania Municipal Bond Fund, Large Cap Value Fund and Large Cap Growth Fund dated as of August 27, 2001.(20)

                   (8) Form of Addendum No. 7 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the New York Municipal Money Market Fund .(9)

                   (9) Form of Addendum No. 8 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund and Institutional Prime Money Market Fund.(21)

              (e)  (1)  Distribution Agreement between the Registrant and
                        Liberty Funds Distributor, Inc dated as of July 22, 2002.(22)

                   (2) Form of Amendment No. 1 to Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. with respect to the New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund and Institutional Prime Money Market Fund.(21)

                   (3) Form of Amendment No. 1 to the Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc.(23)

              (f)  (1)  The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II
                        Deferred Compensation Plan and Related Agreement effective as of January 1, 1997.(2)

              (g)  (1)  Custodian Services Agreement between the Registrant and
                        PFPC Trust Company dated as of November 1, 2002.(22)

                   (2) Custodian Services Fees letter between the Registrant and PFPC Trust Company dated as of November 1, 2002.(22)

                   (3) Form of Amendment No. 1 to the Custodian Services Agreement between the Registrant and PFPC Trust Company.(23)

              (h)  (1)  Administration Agreement between the Registrant and
                        Fleet Investment Advisors Inc. dated as of July 22, 2002.(21)

                   (2) Form of Amendment No. 1 to Administration Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund and Institutional Prime Money Market Fund.(21)

                   (3) Form of Amendment No. 2 to the Administration Agreement between the Registrant and Fleet Investment Advisors Inc.(23)

                   (4) Transfer Agency and Services Agreement between the Registrant and PFPC Inc.(23)

                   (5) Form of Amendment No. 1 to the Transfer Agency and Services Agreement.(23)

                   (6) Shareholder Services Plan for Trust Shares and Retail A Shares and Related Forms of Servicing Agreements.(21)

                   (7) Shareholder Services Plan for Class II Shares and Class III Shares and Related Forms of Servicing
                        Agreements.(21)

                   (8) Pricing and Bookkeeping Agreement between the Registrant and Colonial Management Associates, Inc. dated July 22, 2002.(22)

                   (9) Form of Amendment No. 1 to Pricing and Bookkeeping Agreement between the Registrant and Colonial Management Associates, Inc. with respect to the New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund and Institutional Prime Money Market Fund.(21)

                   (10) Form of Amendment No. 1 to the Pricing and Bookkeeping
                        Agreement between the Registrant and Colonial Management Associates, Inc.(23)

                   (11) Credit Agreement dated as of December 29, 1999 among the
                        Registrant, The Galaxy VIP Fund, Galaxy Fund II, Various Banks, Deutsche Bank Securities Inc. and Deutsche Bank AG, New York Branch.(11)

                   (12) Amendment No. 1, dated as of December 27, 2000, to
                        Credit Agreement among the Registrant, The Galaxy VIP Fund, Galaxy Fund II, various banks, Deutsche Bank Securities Inc. and Deutsche Bank AG, New York Branch.(19)

                   (13) Amendment No. 2, dated as of March 27, 2001, to Credit
                        Agreement among the Registrant, The Galaxy VIP Fund, Galaxy Fund II, various banks, Deutsche Bank Securities Inc. and Deutsche Bank AG, New York Branch.(19)

                   (14) Amendment No. 3, dated March 26, 2002 to Credit
                        Agreement among the Registrant, The Galaxy VIP Fund, Galaxy Fund II, various banks, Deutsche Bank Alex. Brown Inc., Danske Bank A\S and Deutsche Bank AG, New York Branch.(21)

                   (15) Agreement and Plan of Reorganization dated as of
                        February 4, 2000 between the Registrant and Boston 1784 Funds.(14)

                   (16) Agreement and Plan of Reorganization dated as of March
                        9, 2001 between the Registrant and The Pillar Funds.(20)

                   (17) Letter Agreement dated August 1, 2001 pertaining to the
                        Agreement and Plan of Reorganization between the Registrant and The Pillar Funds.(20)

              (i)  (1)  Opinion and consent of counsel dated September 28,
                        1999.(8)

                   (2) Opinion and consent of counsel dated December 3, 1999.(9)

                   (3) Opinion and consent of counsel dated February 28, 2000.(12)

                   (4)  Opinion and consent of counsel dated May 30, 2000.(14)

                   (5)  Opinion and consent of counsel dated May 31, 2000.(15)

                   (6) Opinion and consent of counsel dated February 27, 2001.(17)

                   (7)  Opinion and consent of counsel dated May 11 2001.(19)

                   (8)  Opinion and consent of counsel dated July 12, 2002.(21)

              (j)  (1)  Consent of Drinker Biddle & Reath LLP.(23)

                   (2)  Consent of Day Berry & Howard LLP.(23)

                   (3)  Consent of Willkie, Farr & Gallagher.(23)

                   (4)  Consent of McGuireWoods LLP.(23)

                   (5)  Consent of Ropes & Gray.(23)

                   (6)  Consent of Ernst & Young LLP.(23)

              (k)  None.

              (l)  (1)  Purchase Agreement between the Registrant and Shearson
                        Lehman Brothers Inc. dated July 24, 1986.(3)

                   (2) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. dated October 11, 1990 with respect to the Treasury, Equity Growth, Equity Income, International Equity and High Quality Bond Funds.(3)

                   (3) Purchase Agreement between the Registrant and Allmerica Investments, Inc. dated February 22, 1993 with respect to the Connecticut Municipal Bond, Massachusetts Municipal Bond, Rhode Island Municipal Bond and Institutional Government Money Market (formerly Institutional Treasury Money Market) Funds.(3)

                   (4) Purchase Agreement between the Registrant and First Data Distributors, Inc. dated February 28, 1996 with respect to the Connecticut Municipal Money Market, Massachusetts Municipal Money Market Money, Growth and Income and Small Cap Value Funds.(3)

                   (5) Purchase Agreement between the Registrant and First Data Distributors, Inc. dated September 18, 1998 with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves.(7)

                   (6) Purchase Agreement between the Registrant and Provident Distributors, Inc. dated June 23, 2000 with respect to the Institutional Money Market Fund, Institutional Treasury Money Market Fund, Florida Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II.(16)

                   (7) Form of Purchase Agreement between the Registrant and Liberty Funds Distributor, Inc. with respect to the New York Municipal Money Market Fund.(21)

                   (8) Form of Purchase Agreement between Registrant and Liberty Funds Distributor, Inc. with respect to the New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund and Institutional Prime Money Market Fund.(21)

              (m)  (1)  Distribution and Services Plan for Retail B Shares
                        and Related Form of Servicing Agreement.(19)

                   (2) Distribution and Services Plan for the Prime Reserves, Government Reserves and Tax-Exempt Reserves and Related Form of Servicing Agreement.(4)

                   (3) Distribution and Services Plan for Prime Shares and Related Form of Servicing Agreement.(21)

              (n)  (1)  Amended and Restated Plan Pursuant to Rule 18f-3 for
                        Operation of a Multi-Class System.(23)

              (p)  (1)  Code of Ethics - Registrant.(21)

                   (2)  Code of Ethics - Fleet Investment Advisors, Inc.(13)

                   (3)  Code of Ethics - Liberty Funds Distributor, Inc.(21)

----------
(1) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-4806 and 811-4636) as filed with the Commission on March 4, 1996.

(2) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 30, 1996.

(3) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 27, 1998.

(4) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on June 30, 1998.

(5) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on September 11, 1998.

(6) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 30, 1998.

(7) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 26, 1999.

(8) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on September 28, 1999.

(9) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 3, 1999.

(10) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 29, 1999.

(11) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 23, 2000.

(12) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 28, 2000.

(13) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on April 17, 2000.

(14) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on May 31, 2000.

(15) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on June 1, 2000.

(16) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on September 29, 2000.

(17) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 28, 2001.

(18) Filed electronically as an Exhibit and incorporated herein by reference to the Registrant's Registration Statement on Form N-14 as filed with the SEC on April 2, 2001.

(19) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on May 18, 2001.

(20) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on November 28, 2001.

(21) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on July 31, 2002.

(22) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on November 27, 2002.

(23) Filed herewith.

Item 24.  Persons Controlled By or Under Common Control with Registrant

          Registrant is controlled by its Board of Trustees.

Item 25.  Indemnification

     Indemnification of the Registrant's custodian and transfer agents against certain losses is provided for, respectively, in Section 13 of the Custodian Services Agreement incorporated herein by reference as Exhibit (g)(1) and in
Article 10 of the Transfer Agency and Services Agreement filed herewith as Exhibit (h)(4). Indemnification of the Registrant's Administrator and Distributor against certain losses is provided for, respectively, in Paragraph 6 of the Administration Agreement incorporated herein by reference as Exhibit
(h)(1) and in Section 7 of the Distribution Agreement incorporated herein by reference as Exhibit (e)(1). Indemnification of the Registrant's pricing and bookkeeping agent against certain losses is provided for in Paragraph 6 of the Pricing and Bookkeeping Agreement incorporated herein by reference as Exhibit
(h)(8). The Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant's Declaration of Trust dated March 31, 1986, incorporated herein by reference as Exhibit (a)(1), provides as follows:

     9.3 INDEMNIFICATION OF TRUSTEES, REPRESENTATIVES AND EMPLOYEES. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee EXCEPT with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, PROVIDED that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the

          Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, PROVIDED that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, PROVIDED that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

          The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

          Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

          Fleet Investment Advisors Inc. ("Fleet") is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act") and serves as investment adviser to the Registrant. For a two-year business history of certain officers and directors of Fleet, please refer to the Form ADV of Fleet. Set forth below are the names of certain directors and officers of Fleet who also serve, and have during the past two years served, in various capacities as officers or directors of the companies listed.



                                                            POSITIONS
          ---------------------------------------------------------------------------
          Columbia Management Group Inc.
          590 Madison Avenue
          36th Floor
          New York, NY  10022
          -    Keith T. Banks                -    Director, Chairman, Pres., CEO
          -    Roger A. Sayler               -    Director, Exec. V.P.
          -    Joseph R. Palombo             -    Director, Exec. V.P., COO

          Columbia Management Company
          1300 S.W. Sixth
          Portland, OR  97201
          -    Keith T. Banks                -    Director, Chairman, Pres., CEO, CIO
          -    Joseph R. Palombo             -    Director, COO
          -    Roger Sayler                  -    Director

          Columbia Funds Management Company
          1300 S.W. Sixth
          Portland, OR  97201
          -    Keith T. Banks                -    Director, Chairman, Pres., CEO, CIO
          -    Joseph R. Palombo             -    Director, COO
          -    Roger Sayler                  -    Director

          Progress Investment Management
          71 Stevenson Street
          Suite 1620
          San Francisco, CA  94105
          -    Keith T. Banks                -    Director
          -    Joseph R. Palombo             -    Director

          WAM Acquisition GP, Inc.
          227 West Monroe Street
          Suite 3000
          Chicago, Illinois 60606
          -    Keith T. Banks                -    Director
          -    Joseph R. Palombo             -    Director

          Newport Private Equity Asia, Inc.
          580 California Street
          Suite 1960
          San Francisco, CA  94104
          -    Keith T. Banks                -    Director

          Newport Pacific Management, Inc.
          580 California Street
          Suite 1960
          San Francisco, CA  94104
          -    Keith T. Banks                -    Director, Chairman, Pres., CEO, CIO
          -    Roger Sayler                  -    Director, Exec. V.P.
          -    Joseph R. Palombo             -    Director

          Newport Fund Management, Inc.
          580 California Street
          Suite 1960
          San Francisco, CA  94104
          -    Keith T. Banks                -    Director, Chairman, Pres., CEO, CIO
          -    Roger Sayler                  -    Director, Exec. V.P.
          -    Joseph R. Palombo             -    Director

          Liberty Newport Holdings Ltd.
          580 California Street
          Suite 1960
          San Francisco, CA  94104
          -    Keith T. Banks                -    Director
          -    Joseph R. Palombo             -    Director

          Liberty Advisory Services Corp.
          One Financial Center
          Boston, MA 02111
          -    Keith T. Banks                -    Director, Chairman, CEO, Pres., CIO
          -    Joseph R. Palombo             -    Director, COO
          -    Roger Sayler                  -    Director

          Financial Centre Insurance Agency
          One Financial Center
          Boston, MA 02111
          -    Keith T. Banks                -    Director, President
          -    Joseph R. Palombo             -    Director

          Liberty Asset Management Company
          One Financial Center
          Boston, MA 02111
          -    Keith T. Banks                -    Director, Chairman, CEO, Pres., CIO
          -    Joseph R. Palombo             -    Director, COO
          -    Roger Sayler                  -    Director

          Crabbe Huson Group, Inc.
          121 South West Morrison
          Suite 1400
          Portland, OR  97204
          -    Keith T. Banks                -    Director, Chairman, CEO, Pres.
          -    Joseph R. Palombo             -    Director
          -    Roger Sayler                  -    Director

          Colonial Advisory Services, Inc.
          One Financial Center
          Boston, MA 02111
          -    Keith T. Banks                -    Director, CEO, Pres., CIO
          -    Joseph R. Palombo             -    Director, COO
          -    Roger Sayler                  -    Director

          Liberty Funds Group LLC
          One Financial Center
          Boston, MA 02111
          -    Keith T. Banks                -    Director, President
          -    Joseph R. Palombo             -    Director, Exec. V.P., CAA
          -    Roger Sayler                  -    Director

          Liberty Funds Services, Inc.
          One Financial Center
          Boston, MA 02111
          -    Joseph R. Palombo             -    Director

          Colonial Management Associates, Inc.
          One Financial Center
          Boston, MA 02111
          -    Keith T. Banks                -    President and CIO
          -    Joseph R. Palombo             -    Director, Exec. V.P.
          -    Roger Sayler                  -    Director, Exec. V.P.

Item 27.  Principal Underwriter

     (a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Investment Trust, Liberty Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, Liberty-Stein Roe Funds Trust, Liberty Floating Rate Advantage Fund, Wanger Advisors Trust, Liberty Acorn Trust, Galaxy Fund and Galaxy VIP Fund, and for Columbia Balanced Fund, Columbia Common Stock Fund, Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Columbia Growth Fund, Columbia High Yield Fund, Columbia International Stock Fund, Columbia National Municipal Bond Fund, Columbia Oregon Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Fund, Columbia Special Fund, Columbia Strategic Value Fund and Columbia Technology Fund.

     (b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.


               (1)                     (2)                                      (3)
          -------------------------------------------------------------------------------------------
          NAME AND PRINCIPAL           POSITION AND OFFICES WITH                POSITIONS AND OFFICES
          BUSINESS ADDRESS             PRINCIPAL UNDERWRITER                    WITH REGISTRANT
          -------------------------------------------------------------------------------------------
          Abusheery, Greg              V.P.                                     None
          Ahmed, Yakob                 V.P.                                     None
          Aldi, Andrew                 V.P.                                     None
          Anderson, Judith             V.P.                                     None
          Antone, Lewis E.             V.P.                                     Asst. Secretary
          Ash, James                   V.P.                                     None
          Babbitt, Debra               Sr. V.P. and Comp. Officer               None
          Ballou, Rick                 Sr. V.P.                                 None
          Bartlett, John               Managing Director                        None
          Blakeslee, James             Sr. V.P.                                 None
          Blumenfeld, Alexander        V.P.                                     None
          Bozek, James                 Sr. V.P.                                 None
          Brown, Beth                  Sr. V.P.                                 None
          Campbell, Patrick            V.P.                                     None
          Claiborne, Doug              V.P.                                     None
          Climer, Quentin              V.P.                                     None
          Conley, Brook                V.P.                                     None
          Cook, Edward                 V.P.                                     None
          Couto, Scott                 V.P.                                     None
          Denny, Jeffrey               V.P.                                     None
          Desilets, Marian             V.P.                                     None
          Devaney, James               Sr. V.P.                                 None
          DiMaio, Stephen              V.P.                                     None
          Doyle, Matthew               V.P.                                     None
          Emerson, Kim P.              Sr. V.P.                                 None
          Evans, C. Frazier            Managing Director                        None
          Feldman, David               Managing Director                        None
          Feloney, Joseph              Sr. V.P.                                 None
          Ferullo, Jeanne              V.P.                                     None
          Fisher, James                V.P.                                     None
          Ford, David                  V.P.                                     None
          Fragasso, Philip             Managing Director                        None
          Gentile, Russell             V.P.                                     None
          Goldberg, Matthew            Sr. V.P.                                 None
          Grace, Anthony               V.P.                                     None
          Gubala, Jeffrey              V.P.                                     None
          Guenard, Brian               V.P.                                     None
          Hartnett, Kelly              V.P.                                     None
          Helwig, Kevin                V.P.                                     None

          Hodgkins, Joseph             Sr. V.P.                                 None
          Hussey, Robert               Managing Director                        None
          Iudice, Jr., Philip          Treasurer and CFO                        None
          Jackson, Lyman               V.P.                                     None
          Jarstfer, Marlys             V.P.                                     None
          Jones, Cynthia               V.P.                                     None
          Kelley, Terry M.             V.P.                                     None
          Loewenberg, Jean             Clerk                                    Asst. Secretary
          Lynch, Andrew                Managing Director                        None
          Lynn, Jerry                  V.P.                                     None
          Marcelonis, Sheila           V.P.                                     None
          Marsh, Curtis                Sr. V.P.                                 None
          Martin, Peter                Sr. V.P.                                 None
          McCombs, Gregory             Sr. V.P.                                 None
          Menchin, Catherine           Sr. V.P.                                 None
          Miller, Anthony              V.P.                                     None
          Moberly, Ann R.              Sr. V.P.                                 None
          Morse, Jonathan              V.P.                                     None
          Nickodemus, Paul             V.P.                                     None
          O'Shea, Kevin                Managing Director                        None
          Owen, Stephanie              V.P.                                     None
          Palombo, Joseph R.           Director and Chief Operating Officer     President
          Piken, Keith                 Sr. V.P.                                 None
          Ratto, Gregory               V.P.                                     None
          Reed, Christopher B.         Sr. V.P.                                 None
          Ross, Gary                   Sr. V.P.                                 None
          Santosuosso, Louise          Sr. V.P.                                 None
          Schug, Derek                 V.P.                                     None
          Schulman, David              Sr. V.P.                                 None
          Scully Power, Adam           V.P.                                     None
          Sellers, Gregory             V.P.                                     None
          Shea, Terence                V.P.                                     None
          Sideropoulos, Lou            Sr. V.P.                                 None
          Sinatra, Peter               V.P.                                     None
          Soares, Jeffrey              V.P.                                     None
          Soester, Trisha              V.P.                                     None
          Sprieck, Susan               V.P.                                     None
          Studer, Eric                 V.P.                                     None
          Sullivan, Paul               V.P.                                     None
          Tambone, James               CEO; Co President; Director              None
          Tasiopoulos, Lou             Co President; Director                   None
          Torrisi, Susan               V.P.                                     None
          Vaughey, Andrew              V.P.                                     None
          Wagner, Rebecca              V.P.                                     None
          Waldron, Thomas              V.P.                                     None

          Walsh, Brian                 V.P.                                     None
          Warfield, James              V.P.                                     None
          Wess, Valerie                Sr. V.P.                                 None
          Yates, Susan                 V.P.                                     None

----------

* The address for each individual is One Financial Center, Boston, MA 02111.

     (c)  Not Applicable.

Item 28.  Location of Accounts and Records

          (1) Fleet Investment Advisors Inc., 100 Federal Street, Boston, Massachusetts 02109 (records relating to its function as investment adviser and administrator).

          (2) Liberty Funds Distributor Inc., One Financial Center, Boston, MA 02111 (records relating to its function as distributor).

          (3) PFPC Inc., 53 State Street, Mail Stop BOS 425, Boston, MA 02109 (records relating to its function as sub-administrator and sub-pricing and bookkeeping agent).

          (4) PFPC Inc., (formerly known as First Data Investor Services Group, Inc.), 4400 Computer Drive, Westborough, MA 01581-5108 (records relating to its function as transfer agent for the Registrant's money market funds).

          (5) Liberty Funds Services, Inc., One Financial Center, Boston, MA 02111 (recording relating to its function as transfer agent for the Registrant's equity and bond funds).

          (6) Colonial Management Associates, Inc., One Financial Center, Boston, MA 02111 (records relating to its function as pricing and bookkeeping agent).

          (7) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103 (Registrant's Declaration of Trust, Code of Regulations and Minute Books).

          (8) JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017 (records relating to its function as custodian for Registrant's equity funds, bond funds and certain money market funds.)

          (9) PFPC Trust Company, 8800 Tinicum Boulevard, 3rd Floor, Philadelphia, Pennsylvania 19153 (records relating to its function as custodian for certain of Registrant's money market funds).

Item 29.  Management Services

               Inapplicable.

Item 30.  Undertakings

               None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 60 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Boston, Massachusetts, on the 28th day of February, 2003.

                                             THE GALAXY FUND
                                             Registrant


                                             /s/ Joseph R. Palombo
                                             -----------------------------
                                             Joseph R. Palombo
                                             President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 60 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                     TITLE                       DATE
---------                     -----                       ----

/s/ Joseph R. Palombo         President (Principal        February 28, 2003
---------------------------   Executive Officer)
Joseph R. Palombo

/s/ J. Kevin Connaughton      Treasurer (Principal        February 28, 2003
---------------------------   Financial Officer)
J. Kevin Connaughton

/s/ Vicki L. Benjamin         Chief Accounting Officer    February 28, 2003
---------------------------   and Controller (Principal
Vicki L. Benjamin             Accounting Officer)


/s/ John T. O'Neill           Trustee                     February 28, 2003
---------------------------
John T. O'Neill

*Dwight E. Vicks, Jr.         Chairman of the Board       February 28, 2003
---------------------------   of Trustees
Dwight E. Vicks, Jr.

*Louis Dethomasis             Trustee                     February 28, 2003
---------------------------
Louis DeThomasis

*Kenneth A. Froot             Trustee                     February 28, 2003
---------------------------
Kenneth A. Froot

*James M. Seed                Trustee                     February 28, 2003
---------------------------
James M. Seed

*By: /s/ John T. O'Neill
    -----------------------
     John T. O'Neill
     Attorney-In-Fact

                                 THE GALAXY FUND

                            CERTIFICATE OF SECRETARY

     The following resolutions were duly adopted by the Board of Trustees of Galaxy Funds on December 5, 2002 and remain in effect on the date hereof:

     RESOLVED, than in accordance with the resolutions previously adopted by this Board, the officers of Galaxy be, and each of them hereby is, authorized in the name and on behalf of Galaxy to execute and cause to be filed with the Securities and Exchange Commission one or more Post-Effective Amendments to Galaxy's Registration Statement on Form N-1A in such form as the offer or officers executing the same may, with the advice of counsel to Galaxy, approve as necessary or desirable, such approval to be conclusively evidenced by his, her or their execution thereof;

     FURTHER RESOLVED, that W. Bruce McConnel be, and hereby is, redesignated to act on behalf of Galaxy as its agent for service of process for matters relating to said Registration Statement with the powers enumerated in Rule 478 of the Rules and Regulations of the Securities and Exchange Commission under the Securities Act of 1933, as amended;

     FURTHER RESOLVED, that the officers of Galaxy be, and each of them hereby is, authorized to execute and file all such instruments and documents, make all such payments and do all such other acts as they may deem necessary or desirable and appropriate in order to effect the filing of said Post-Effective Amendments to said Registration Statement and to cause the same to become effective; and

     FURTHER RESOLVED, that the trustees and officers of Galaxy who may be required to execute any amendments to Galaxy's Registration Statement be, and each of them hereby is, authorized to execute a power of attorney appointing John T. O'Neill and W. Bruce McConnel, and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, in their capacity as trustee or officer, or both, of Galaxy any and all amendments to the Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and resubstitution; and to do in the name and on behalf of said trustees and officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said officers or trustees, or any or all of them, might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.

                                                THE GALAXY FUND

                                                By: /s/ W. Bruce McConnel
                                                    ---------------------
                                                    W. Bruce McConnel
                                                    Secretary

Dated: February 28, 2003

                                 THE GALAXY FUND

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints
John T.O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.


Dated: December 4, 1996                         /s/ Dwight E. Vicks, Jr.
                                                ------------------------
                                                Dwight E. Vicks, Jr.

                                 THE GALAXY FUND

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John
T. O'Neill and W. Bruce McConnell, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on the behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, and either of them, may lawfully do or cause to be done by virtue hereof.


Dated:  December 5, 1996                      /s/ Brother Louis DeThomasis
                                              ----------------------------
                                              Brother Louis DeThomasis

                                 THE GALAXY FUND

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John
T. O'Neill and W. Bruce McConnell, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of the Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission, and wither of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary or be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.


Dated:  December 27, 2000                     /s/ Kenneth A. Froot
                                              ----------------------------
                                              Kenneth A. Froot

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John
T. O'Neill and W. Bruce McConnell, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.


Dated:  December 5, 1996                      /s/ James M. Seed
                                              ----------------------------
                                              James M. Seed

                                  EXHIBIT INDEX

EXHIBIT        DOCUMENT
(e)(3)         Form of Amendment No. 1 to the Distribution Agreement between the
               Registrant and Liberty Funds Distributor, Inc.

(g)(3) Form of Amendment No. 1 to the Custodian Services Agreement between the Registrant and PFPC Trust Company.

(h)(3) Form of Amendment No. 2 to the Administration Agreement between the Registrant and Fleet Investment Advisors Inc.

(h)(4)         Transfer Agency and Services Agreement between the Registrant and
               PFPC Inc.

(h)(5)         Form of Amendment No. 1 to the Transfer Agency and Services
               Agreement.

(h)(10) Form of Amendment No. 1 to the Pricing and Bookkeeping Agreement between the Registrant and Colonial Management Associates, Inc.

(j)(1)         Consent of Drinker Biddle & Reath LLP.

(j)(2)         Consent of Day Berry & Howard LLP.

(j)(3)         Consent of Willkie, Farr & Gallagher.

(j)(4)         Consent of McGuireWoods LLP.

(j)(5)         Consent of Ropes & Gray.

(j)(6)         Consent of Ernst & Young LLP.

(n)(1) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System.